UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 10 of its series:

Wells Fargo Adjustable Rate Government Fund, Wells Fargo Conservative Income Fund, Wells Fargo Core Plus Bond Fund, Wells Fargo Government Securities Fund, Wells Fargo High Income Fund, Wells Fargo High Yield Bond Fund, , Wells Fargo Short Duration Government Bond Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Short-Term High Yield Bond Fund, and Wells Fargo Ultra Short-Term Income Fund.

Date of reporting period: February 29, 2016

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

February 29, 2016

Wells Fargo Adjustable Rate Government Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/adjustable-rate-government-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of February 29, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Adjustable Rate Government Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

All eyes were on the U.S. Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Adjustable Rate Government Fund for the six-month period that ended February 29, 2016. The period was marked by low interest rates, sustained weakness in commodity prices, and moderate U.S. economic growth. In the markets, all eyes were on the U.S. Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015. During the six-month reporting period, the Barclays U.S. 1–3 Year Government/Credit Bond Index returned 0.55%.1

Major central banks continued to provide stimulus.

In the U.S., monetary conditions remained accommodative even as the Fed began normalizing monetary policy. The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment. As the Fed begins to normalize monetary policy, it “expects economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Meanwhile, the European Central Bank (ECB) held its key rate at a historical low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the buying of eurozone government bonds. It lowered the overnight deposit rate to -0.30% from -0.20% in December. In Japan, the Bank of Japan (BOJ) maintained an aggressive monetary program aimed at combating deflation. The BOJ set a negative deposit rate at the end of January 2016, its latest effort to encourage banks to lend rather than hold deposits.

Global economic growth was below trend, and oil prices plummeted.

Developed countries experienced subtrend growth and subdued inflation, with commodity prices trending even lower over the course of the reporting period. In the U.S., however, economic growth advanced, the unemployment rate ticked lower to 4.9% as of February 2016, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period also was marked by dramatically lower oil prices, which fell to less than $34 per barrel at the end of February 2016.

The U.S. yield curve flattened.

Short-term U.S. Treasury yields rose in line with changes to the federal funds rates, and longer-term yields declined amid strong demand. During the reporting period, 6-month Treasury bills rose 0.22% to end February 2016 at a yield of 0.49%. However, 2-year Treasury securities rose only 0.04% to finish with a yield of 0.78%. Meanwhile, the benchmark 10-year Treasury note yield declined by 0.47%, to end February with a yield of 1.74%. Not only did Treasuries benefit from their perceived safe-haven status, but longer-term U.S. Treasury yields remained attractive to investors because they offered higher yields than comparable-maturity European and Japanese government bonds.

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government).The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Adjustable Rate Government Fund	3

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Adjustable Rate Government Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®

Michal Stanczyk

Average annual total returns (%) as of February 29, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESAAX)	6-30-2000	(2.33)	0.34	1.83	(0.30)	0.75	2.04	0.79	0.74
Class B (ESABX)*	6-30-2000	(2.52)	0.13	1.74	(1.03)	0.13	1.74	1.54	1.49
Class C (ESACX)	6-30-2000	(2.05)	(0.02)	1.28	(1.05)	(0.02)	1.28	1.54	1.49
Administrator Class (ESADX)	7-30-2010	–	–	–	(0.16)	0.89	2.19	0.73	0.60
Institutional Class (EKIZX)	10-1-1991	–	–	–	(0.01)	1.00	2.31	0.46	0.46
Barclays 6-Month Treasury Bill Index[4]	–	–	–	–	0.33	0.22	1.54	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class B shares, the maximum contingent deferred sales charge is 1.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Adjustable Rate Government Fund	5

Ten largest holdings (%) as of February 29, 2016[5]
FNMA Series 2003-W18 Class 2A, 3.52%, 6-25-2043	1.13
FNMA, 2.70%, 2-1-2036	0.96
FHLMC Series T-67 Class 1A1C, 2.96%, 3-25-2036	0.93
FNMA, 2.94%, 11-1-2035	0.90
FNMA Series 2002-66 Class A3, 3.30%, 4-25-2042	0.88
FHLMC, 2.02%, 7-1-2034	0.87
FNMA Series 2004-W15 Class 3A, 2.82%, 6-25-2044	0.77
FHLMC, 2.65%, 9-1-2030	0.77
FNMA Series 2006-W1 Class 3A, 2.37%, 10-25-2045	0.73
FNMA, 2.47%, 12-1-2040	0.72

Portfolio allocation as of February 29, 2016[6]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Adjustable Rate Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury bills. The index follows Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Adjustable Rate Government Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$995.22	$3.71	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.76	0.74%
Class B
Actual	$1,000.00	$991.50	$7.46	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.56	1.49%
Class C
Actual	$1,000.00	$991.51	$7.46	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.56	1.49%
Administrator Class
Actual	$1,000.00	$995.91	$3.01	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Institutional Class
Actual	$1,000.00	$996.65	$2.26	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.29	0.45%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 94.73%
FHLMC	0.48-8.50%	9-1-2016 to 5-25-2043	$291,832,744	$306,106,625	25.07%
FHLMC ±	2.02	7-1-2034	10,112,620	10,638,291	0.87
FHLMC ±	2.46	6-1-2037	7,139,933	7,560,879	0.62
FHLMC ±	2.49	6-1-2037	6,790,863	7,159,569	0.59
FHLMC ±	2.52	9-1-2035	6,437,800	6,784,113	0.56
FHLMC ±	2.53	2-1-2035	5,039,443	5,305,945	0.43
FHLMC ±	2.54	1-1-2038	7,050,145	7,446,411	0.61
FHLMC ±	2.54	9-1-2034	5,068,177	5,327,374	0.44
FHLMC ±	2.55	4-1-2038	6,562,663	6,917,679	0.57
FHLMC ±	2.59	4-1-2035	4,829,206	5,089,913	0.42
FHLMC ±	2.65	9-1-2030	8,894,049	9,415,754	0.77
FHLMC ±	2.68	12-1-2034	4,944,193	5,228,509	0.43
FHLMC ±	2.86	8-1-2030	5,113,816	5,424,142	0.44
FHLMC Series T-62 Class 1A1 ±	1.49	10-25-2044	5,404,484	5,390,082	0.44
FHLMC Series T-63 Class 1A1 ±	1.49	2-25-2045	4,838,748	5,092,102	0.42
FHLMC Series T-67 Class 1A1C ±	2.96	3-25-2036	10,649,173	11,341,773	0.93
FHLMC Series T-67 Class 2A1C ±	2.94	3-25-2036	6,594,578	6,886,062	0.56
FNMA	0.68-11.00	6-1-2016 to 12-1-2046	467,358,396	493,406,250	40.28
FNMA ±	2.16	10-1-2035	7,947,956	8,313,236	0.68
FNMA ±	2.18	12-1-2035	5,287,070	5,514,507	0.45
FNMA ±	2.25	5-1-2033	4,647,184	4,950,116	0.41
FNMA ±	2.43	5-1-2038	4,655,977	4,911,735	0.40
FNMA ±	2.44	1-1-2037	7,925,516	8,399,068	0.69
FNMA ±	2.44	8-1-2039	4,626,832	4,894,900	0.40
FNMA ±	2.44	9-1-2032	6,440,574	6,783,956	0.56
FNMA ±	2.46	9-1-2039	6,751,895	7,121,660	0.58
FNMA ±	2.47	12-1-2040	8,304,037	8,745,435	0.72
FNMA ±	2.47	7-1-2039	4,792,024	5,054,553	0.41
FNMA ±	2.49	1-1-2035	5,564,316	5,858,155	0.48
FNMA ±	2.49	12-1-2040	5,066,686	5,331,993	0.44
FNMA ±	2.50	7-1-2038	6,320,382	6,656,219	0.54
FNMA ±	2.50	7-1-2036	4,658,072	4,901,067	0.40
FNMA ±	2.50	12-1-2040	5,633,489	5,937,465	0.49
FNMA ±	2.50	9-1-2035	6,932,939	7,288,868	0.60
FNMA ±	2.51	2-1-2036	5,105,788	5,359,588	0.44
FNMA ±	2.52	12-1-2044	5,438,812	5,725,302	0.47
FNMA ±	2.52	5-1-2036	4,745,571	4,996,281	0.41
FNMA ±	2.55	12-1-2035	4,842,215	5,099,147	0.42
FNMA ±	2.57	1-1-2038	6,272,048	6,615,535	0.54
FNMA ±	2.58	2-1-2038	5,851,670	6,159,987	0.50
FNMA ±	2.68	12-1-2035	6,389,537	6,771,209	0.55
FNMA ±	2.70	2-1-2036	11,080,092	11,703,008	0.96
FNMA ±	2.71	3-1-2037	4,973,559	5,264,462	0.43
FNMA ±	2.76	4-1-2036	4,804,802	5,142,528	0.42
FNMA ±	2.94	11-1-2035	10,294,542	10,955,764	0.90
FNMA Series 2001-T12 Class A4 ±	3.62	8-25-2041	6,622,011	6,812,267	0.56

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Adjustable Rate Government Fund	Summary portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities (continued)
FNMA Series 2002-66 Class A3 ±	3.30%	4-25-2042	$10,206,191	$10,755,884	0.88%
FNMA Series 2003-W18 Class 2A ±	3.52	6-25-2043	12,913,349	13,764,982	1.13
FNMA Series 2004-W12 Class 2A ±	3.60	6-25-2044	6,549,346	6,914,278	0.57
FNMA Series 2004-W15 Class 3A ±	2.82	6-25-2044	8,612,638	9,443,549	0.77
FNMA Series 2006-W1 Class 3A ±	2.37	10-25-2045	8,557,598	8,959,296	0.73
GNMA	0.92-9.00	5-15-2016 to 9-20-2062	7,868,271	8,065,766	0.65
GNMA ±	2.13	8-20-2062	6,998,351	7,295,191	0.60
Other securities				1,255,175	0.10

Total Agency Securities (Cost $1,146,392,596)				1,158,243,605	94.73

Non-Agency Mortgage-Backed Securities: 0.19%
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class A2	2.90	10-29-2020	2,257,779	2,259,505	0.19

Total Non-Agency Mortgage-Backed Securities (Cost $2,273,889)				2,259,505	0.19

	Yield		Shares
Short-Term Investments: 4.43%

Investment Companies: 4.43%
Wells Fargo Government Money Market Fund, Select Class (l)(u)	0.22		54,175,984	54,175,984	4.43

Total Short-Term Investments (Cost $54,175,984)				54,175,984	4.43

Total investments in securities (Cost $1,202,842,469) *				1,214,679,094	99.35
Other assets and liabilities, net				7,970,047	0.65

Total net assets				$1,222,649,141	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,203,546,914 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,462,632
Gross unrealized losses	(4,330,452)

Net unrealized gains	$11,132,180

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 29, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund	9

Assets
Investments
In unaffiliated securities, at value (cost $1,148,666,485)	$1,160,503,110
In affiliated securities, at value (cost $54,175,984)	54,175,984

Total investments, at value (cost $1,202,842,469)	1,214,679,094
Cash	479,933
Principal paydown receivable	5,780,016
Receivable for Fund shares sold	1,247,872
Receivable for interest	3,084,117
Prepaid expenses and other assets	54,005

Total assets	1,225,325,037

Liabilities
Dividends payable	195,539
Payable for investments purchased	105,764
Payable for Fund shares redeemed	1,611,409
Management fee payable	315,853
Distribution fees payable	66,143
Administration fees payable	97,711
Accrued expenses and other liabilities	283,477

Total liabilities	2,675,896

Total net assets	$1,222,649,141

NET ASSETS CONSIST OF
Paid-in capital	$1,251,050,163
Overdistributed net investment income	(1,951,239)
Accumulated net realized losses on investments	(38,286,408)
Net unrealized gains on investments	11,836,625

Total net assets	$1,222,649,141

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$191,907,516
Shares outstanding – Class A1	21,281,245
Net asset value per share – Class A	$9.02
Maximum offering price per share – Class A2	$9.20
Net assets – Class B	$210,967
Shares outstanding – Class B1	23,393
Net asset value per share – Class B	$9.02
Net assets – Class C	$110,149,484
Shares outstanding – Class C1	12,214,459
Net asset value per share – Class C	$9.02
Net assets – Administrator Class	$70,521,490
Shares outstanding – Administrator Class[1]	7,820,305
Net asset value per share – Administrator Class	$9.02
Net assets – Institutional Class	$849,859,684
Shares outstanding – Institutional Class[1]	94,226,990
Net asset value per share – Institutional Class	$9.02

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Adjustable Rate Government Fund	Statement of operations—six months ended February 29, 2016 (unaudited)

Investment income
Interest	$8,193,489
Income from affiliated securities	11,533

Total investment income	8,205,022

Expenses
Management fee	2,189,461
Administration fees
Class A	165,131
Class B	220
Class C	91,673
Administrator Class	32,586
Institutional Class	353,763
Shareholder servicing fees
Class A	258,017
Class B	344
Class C	143,238
Administrator Class	81,465
Distribution fees
Class B	1,032
Class C	429,715
Custody and accounting fees	47,807
Professional fees	33,038
Registration fees	49,009
Shareholder report expenses	15,668
Trustees’ fees and expenses	15,070
Other fees and expenses	5,993

Total expenses	3,913,230
Less: Fee waivers and/or expense reimbursements	(105,223)

Net expenses	3,808,007

Net investment income	4,397,015

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(4,841)
Net change in unrealized gains (losses) on investments	(9,445,618)

Net realized and unrealized gains (losses) on investments	(9,450,459)

Net decrease in net assets resulting from operations	$(5,053,444)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Adjustable Rate Government Fund	11

	Six months ended February 29, 2016 (unaudited)		Year ended August 31, 2015

Operations
Net investment income		$4,397,015		$9,340,944
Net realized losses on investments		(4,841)		(861,688)
Net change in unrealized gains (losses) on investments		(9,445,618)		(4,459,863)

Net increase (decrease) in net assets resulting from operations		(5,053,444)		4,019,393

Distributions to shareholders from
Net investment income
Class A		(837,192)		(1,404,414)
Class B		(87)		(319)
Class C		(35,436)		(36,268)
Administrator Class		(308,973)		(629,900)
Institutional Class		(4,861,018)		(7,185,378)
Tax basis return of capital
Class A		0		(415,038)
Class B		0		(94)
Class C		0		(10,718)
Administrator Class		0		(186,151)
Institutional Class		0		(2,123,451)

Total distributions to shareholders		(6,042,706)		(11,991,731)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,060,090	9,612,387	4,112,767	37,551,166
Class B	0	0	4,653	42,472
Class C	200,558	1,816,249	248,392	2,269,918
Administrator Class	1,668,305	15,112,106	3,453,369	31,554,369
Institutional Class	12,963,965	117,595,718	67,145,587	613,368,221

		144,136,460		684,786,146

Reinvestment of distributions
Class A	78,684	712,301	170,092	1,552,037
Class B	9	82	39	359
Class C	2,908	26,338	3,834	34,986
Administrator Class	33,067	299,314	79,070	721,555
Institutional Class	411,854	3,729,199	751,073	6,854,023

		4,767,234		9,162,960

Payment for shares redeemed
Class A	(3,585,237)	(32,482,236)	(8,062,085)	(73,611,767)
Class B	(22,226)	(201,800)	(89,311)	(816,162)
Class C	(1,304,003)	(11,818,771)	(3,168,935)	(28,936,430)
Administrator Class	(1,141,187)	(10,355,882)	(9,860,896)	(90,104,047)
Institutional Class	(18,792,727)	(170,234,014)	(60,499,655)	(552,540,872)

		(225,092,703)		(746,009,278)

Net decrease in net assets resulting from capital share transactions		(76,189,009)		(52,060,172)

Total decrease in net assets		(87,285,159)		(60,032,510)

Net assets
Beginning of period		1,309,934,300		1,369,966,810

End of period		$1,222,649,141		$1,309,934,300

Overdistributed net investment income		$(1,951,239)		$(305,548)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.10	$9.15	$9.14	$9.19	$9.12	$9.12
Net investment income	0.02	0.05	0.06	0.06	0.09	0.14
Net realized and unrealized gains (losses) on investments	(0.06)	(0.03)	0.02	(0.04)	0.08	0.04

Total from investment operations	(0.04)	0.02	0.08	0.02	0.17	0.18
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.06)	(0.07)	(0.09)	(0.13)[1]
Tax basis return of capital	0.00	(0.02)	(0.01)	(0.00)[2]	(0.01)	(0.05)[1]

Total distributions to shareholders	(0.04)	(0.07)	(0.07)	(0.07)	(0.10)	(0.18)
Net asset value, end of period	$9.02	$9.10	$9.15	$9.14	$9.19	$9.12
Total return[3]	(0.48)%	0.24%	0.90%	0.23%	1.84%	2.04%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.79%	0.80%	0.84%	0.86%	0.88%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	0.55%	0.58%	0.64%	0.71%	1.01%	1.50%
Supplemental data
Portfolio turnover rate	4%	10%	18%	10%	9%	18%
Net assets, end of period (000s omitted)	$191,908	$215,830	$251,686	$281,028	$309,827	$328,427

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Adjustable Rate Government Fund	13

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.10	$9.15	$9.14	$9.19	$9.12	$9.12
Net investment income (loss)	(0.01)[1]	(0.01)[1]	(0.01)[1]	(0.00)[1,2]	0.03 [1]	0.07 [1]
Net realized and unrealized gains (losses) on investments	(0.07)	(0.03)	0.02	(0.05)	0.07	0.05

Total from investment operations	(0.08)	(0.04)	0.01	(0.05)	0.10	0.12
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.01)	(0.00)[2]	(0.00)[2]	(0.03)	(0.07)[1]
Tax basis return of capital	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.05)[1]

Total distributions to shareholders	(0.00)[2]	(0.01)	(0.00)[2]	(0.00)[2]	(0.03)	(0.12)
Net asset value, end of period	$9.02	$9.10	$9.15	$9.14	$9.19	$9.12
Total return[3]	(0.85)%	(0.49)%	0.15%	(0.52)%	1.08%	1.28%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.51%	1.55%	1.60%	1.61%	1.63%
Net expenses	1.49%	1.47%	1.49%	1.49%	1.49%	1.49%
Net investment income (loss)	(0.16)%	(0.14)%	(0.11)%	(0.03)%	0.27%	0.81%
Supplemental data
Portfolio turnover rate	4%	10%	18%	10%	9%	18%
Net assets, end of period (000s omitted)	$211	$415	$1,192	$2,886	$6,660	$14,911

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.10	$9.15	$9.14	$9.19	$9.12	$9.12
Net investment income (loss)	(0.01)[1]	(0.01)[1]	(0.01)[1]	(0.00)[1,2]	0.02 [1]	0.06
Net realized and unrealized gains (losses) on investments	(0.07)	(0.04)	0.02	(0.05)	0.08	0.06

Total from investment operations	(0.08)	(0.05)	0.01	(0.05)	0.10	0.12
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.03)	(0.07)[1]
Tax basis return of capital	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.05)[1]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.03)	(0.12)
Net asset value, end of period	$9.02	$9.10	$9.15	$9.14	$9.19	$9.12
Total return[3]	(0.85)%	(0.51)%	0.15%	(0.52)%	1.08%	1.28%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.54%	1.55%	1.59%	1.61%	1.63%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income (loss)	(0.20)%	(0.16)%	(0.11)%	(0.04)%	0.26%	0.74%
Supplemental data
Portfolio turnover rate	4%	10%	18%	10%	9%	18%
Net assets, end of period (000s omitted)	$110,149	$121,117	$148,523	$190,110	$248,392	$296,645

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Adjustable Rate Government Fund	15

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.10	$9.15	$9.14	$9.19	$9.12	$9.12
Net investment income	0.03	0.06	0.07	0.08	0.11	0.14 [1]
Net realized and unrealized gains (losses) on investments	(0.07)	(0.03)	0.03	(0.05)	0.07	0.06

Total from investment operations	(0.04)	0.03	0.10	0.03	0.18	0.20
Distributions to shareholders from
Net investment income	(0.04)	(0.06)	(0.07)	(0.08)	(0.10)	(0.15)[1]
Tax basis return of capital	0.00	(0.02)	(0.02)	(0.00)[2]	(0.01)	(0.05)[1]

Total distributions to shareholders	(0.04)	(0.08)	(0.09)	(0.08)	(0.11)	(0.20)
Net asset value, end of period	$9.02	$9.10	$9.15	$9.14	$9.19	$9.12
Total return[3]	(0.41)%	0.38%	1.05%	0.37%	1.98%	2.18%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.72%	0.73%	0.77%	0.79%	0.78%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.70%	0.72%	0.78%	0.85%	1.14%	1.49%
Supplemental data
Portfolio turnover rate	4%	10%	18%	10%	9%	18%
Net assets, end of period (000s omitted)	$70,521	$66,037	$124,345	$102,284	$112,319	$34,946

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.10	$9.15	$9.14	$9.19	$9.12	$9.12
Net investment income	0.04	0.08	0.08	0.09 [1]	0.12 [1]	0.15
Net realized and unrealized gains (losses) on investments	(0.07)	(0.03)	0.03	(0.04)	0.07	0.06

Total from investment operations	(0.03)	0.05	0.11	0.05	0.19	0.21
Distributions to shareholders from
Net investment income	(0.05)	(0.08)	(0.08)	(0.10)	(0.11)	(0.16)[1]
Tax basis return of capital	0.00	(0.02)	(0.02)	(0.00)[2]	(0.01)	(0.05)[1]

Total distributions to shareholders	(0.05)	(0.10)	(0.10)	(0.10)	(0.12)	(0.21)
Net asset value, end of period	$9.02	$9.10	$9.15	$9.14	$9.19	$9.12
Total return[3]	(0.34)%	0.52%	1.19%	0.50%	2.09%	2.30%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.46%	0.47%	0.51%	0.53%	0.55%
Net expenses	0.45%	0.46%	0.46%	0.47%	0.49%	0.49%
Net investment income	0.84%	0.87%	0.93%	0.98%	1.25%	1.72%
Supplemental data
Portfolio turnover rate	4%	10%	18%	10%	9%	18%
Net assets, end of period (000s omitted)	$849,860	$906,536	$844,221	$906,698	$686,587	$597,521

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Adjustable Rate Government Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Adjustable Rate Government Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

18	Wells Fargo Adjustable Rate Government Fund	Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of August 31 2015, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

				No expiration
2016	2017	2018	2019	Short-term	Long-term
$10,766,785	$24,262,054	$1,705,150	$66,443	$169,319	$57,466

As of August 31, 2015, the Fund had current year deferred post-October capital losses consisting of $489,409 in short-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Adjustable Rate Government Fund	19

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,158,243,605	$0	$1,158,243,605

Non-agency mortgage-backed securities	0	2,259,505	0	2,259,505

Short-term investments
Investment companies	54,175,984	0	0	54,175,984
Total assets	$54,175,984	$1,160,503,110	$0	$1,214,679,094

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended February 29, 2016, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class B shares, 1.49%

20	Wells Fargo Adjustable Rate Government Fund	Notes to financial statements (unaudited)

for Class C shares, 0.60% for Administrator Class shares, and 0.46% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charges from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 29, 2016, Funds Distributor received $1,412 from the sale of Class A shares and $261 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 29, 2016 were $104,774,709 and $49,978,364, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. For the six months ended February 29, 2016, the Fund paid $547 in commitment fees.

For the six months ended February 29, 2016, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Adjustable Rate Government Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Adjustable Rate Government Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Adjustable Rate Government Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

24	Wells Fargo Adjustable Rate Government Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241405 04-16 SA215/SAR215 2-16

Semi-Annual Report

February 29, 2016

Wells Fargo Conservative Income Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Conservative Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

All eyes were on the U.S. Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Conservative Income Fund for the six-month period that ended February 29, 2016. The period was marked by low interest rates, sustained weakness in commodity prices, and moderate U.S. economic growth. In the markets, all eyes were on the U.S. Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015. During the six-month reporting period, the Barclays U.S. 1–3 Year Government/Credit Bond Index returned 0.55%.1

Major central banks continued to provide stimulus.

In the U.S., monetary conditions remained accommodative even as the Fed began normalizing monetary policy. The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment. As the Fed begins to normalize monetary policy, it “expects economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Meanwhile, the European Central Bank (ECB) held its key rate at a historical low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the buying of eurozone government bonds. It lowered the overnight deposit rate to -0.30% from -0.20% in December. In Japan, the Bank of Japan (BOJ) maintained an aggressive monetary program aimed at combating deflation. The BOJ set a negative deposit rate at the end of January 2016, its latest effort to encourage banks to lend rather than hold deposits.

Global economic growth was below trend, and oil prices plummeted.

Developed countries experienced subtrend growth and subdued inflation, with commodity prices trending even lower over the course of the reporting period. In the U.S., however, economic growth advanced, the unemployment rate ticked lower to 4.9% as of February 2016, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period also was marked by dramatically lower oil prices, which fell to less than $34 per barrel at the end of February 2016.

The U.S. yield curve flattened.

Short-term U.S. Treasury yields rose in line with changes to the federal funds rates, and longer-term yields declined amid strong demand. During the reporting period, 6-month Treasury bills rose 0.22% to end February 2016 at a yield of 0.49%. However, 2-year Treasury securities rose only 0.04% to finish with a yield of 0.78%. Meanwhile, the benchmark 10-year Treasury note yield declined by 0.47%, to end February with a yield of 1.74%. Not only did Treasuries benefit from their perceived safe-haven status, but longer-term U.S. Treasury yields remained attractive to investors because they offered higher yields than comparable-maturity European and Japanese government bonds.

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Conservative Income Fund	3

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Conservative Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Andrew Greenberg, CFA®

Anthony Melville, CFA®

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of February 29, 2016

					Expense ratios[1] (%)
	Inception date	1 year	Since inception		Gross	Net[2]
Institutional Class (WCIIX)	5-31-2013	0.41	0.44		0.38	0.27
Barclays 6-9 Month Treasury Bill Index[3]	–	0.19	0.14	*	–	–
*	Based on inception date of Institutional Class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Conservative Income Fund	5

Ten largest holdings (%) as of February 29, 2016[4]
University of California Series Y-1, 0.93%, 7-1-2041	1.69
Bank of America Corporation, 1.25%, 2-14-2017	1.39
Chase Issuance Trust Series 2014-A1 Class A1, 1.15%, 1-15-2019	1.32
Province of Ontario, 1.00%, 7-22-2016	1.32
Morgan Stanley, 2.00%, 2-1-2019	1.23
Svenska Handelsbanken AB, 1.06%, 9-23-2016	1.22
ABN Amro Bank NV, 1.42%, 10-28-2016	1.21
Volvo Financial Equipment LLC Series 2016-1A Class A2, 1.44%, 10-15-2018	1.14
Jackson National Life Global Funding Company, 0.87%, 7-29-2016	1.09
North Carolina Eastern Municipal Power Agency, 1.09%, 7-1-2016	1.08

Portfolio allocation as of February 29, 2016[5]

[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratio shown in the financial highlights of this report.

[2]	The manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Barclays 6–9 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury bills that have a remaining maturity of less than nine months and more than six, are rated investment-grade, and have $250 million or more of outstanding face value. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Conservative Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Institutional Class
Actual	$1,000.00	$1,001.76	$1.36	0.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$1.37	0.27%

[1]	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Conservative Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 23.80%
Ally Auto Receivables Trust Series 2014-3 Class A2	0.81%	9-15-2017	$386,359	$386,202
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98	3-15-2018	3,000,000	2,998,425
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	2,025,000	2,025,496
Ally Auto Receivables Trust Series 2016-2 Class A2%%	1.25	10-15-2018	1,000,000	999,969
Americredit Automobile Receivables Trust Series 2016-2 Class A2A	1.52	6-10-2019	3,000,000	3,001,662
Bank of the West Auto Trust Series 2014-1 Class A2 144A	0.69	7-17-2017	524,312	524,136
BMW Vehicle Lease Trust Series 2015-2 Class A2A	1.07	1-22-2018	4,695,000	4,690,690
BMW Vehicle Lease Trust Series 2016-1 Class A2B ±	0.93	1-22-2018	3,000,000	3,000,074
California Republic Auto Receivables Trust Series 2014-3 Class A3	1.09	11-15-2018	1,405,533	1,403,264
CarMax Auto Owner Trust Series 2014-2 Class A3	0.98	1-15-2019	4,512,475	4,504,404
CarMax Auto Owner Trust Series 2014-4 Class A2A	0.67	2-15-2018	1,091,504	1,090,788
CarMax Auto Owner Trust Series 2015-2 Class A2A	0.82	6-15-2018	389,303	389,014
Chase Issuance Trust Series 2014-A1 Class A1	1.15	1-15-2019	7,000,000	7,013,930
Citibank Credit Card Issuance Trust Series 2013-A3 Class A3	1.11	7-23-2018	4,220,000	4,223,793
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6	1.32	9-7-2018	2,211,000	2,215,645
Citibank Credit Card Issuance Trust Series 2014-A4 Class A4	1.23	4-24-2019	1,555,000	1,558,109
Dell Equipment Finance Trust Series 2015-1 Class A2 144A	1.01	7-24-2017	1,768,931	1,766,166
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	1,037,299	1,035,987
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	243,251	243,180
Ford Credit Auto Lease Trust Series 2015-A Class A2A	0.79	12-15-2017	1,650,418	1,648,628
Ford Credit Auto Lease Trust Series 2015-A Class A2A	0.81	1-15-2018	526,161	525,820
Ford Credit Auto Lease Trust Series 2016-A Class A2A	1.12	12-15-2018	2,350,000	2,350,316
GM Financial Automobile Leasing Trust Series 2014-2A Class A3 144A	1.22	1-22-2018	2,500,000	2,500,156
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	913,482	913,074
Golden Credit Card Trust Series 2012-2A Class A1 144A	1.77	1-15-2019	4,000,000	4,016,770
Golden Credit Card Trust Series 2015-1A Class A 144A±	0.87	2-15-2020	3,090,000	3,081,888
Harley-Davidson Motorcycle Trust Series 2014-1 Class A3	1.10	9-15-2019	2,600,000	2,595,810
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	4,000,000	3,999,686
Honda Auto Receivables Owner Trust Series 2015-4 Class A2	0.82	7-23-2018	1,000,000	998,093
Hyundai Auto Lease Securitization Trust Series 2015-A Class A2 144A	1.00	10-16-2017	777,109	777,107
Hyundai Auto Lease Securitization Trust Series 2016-A Class A2B 144A±	0.98	7-16-2018	4,000,000	4,000,664
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	2,500,000	2,498,343
John Deere Owner Trust Series 2015-A Class A2A	0.87	2-15-2018	1,514,854	1,513,745
Leaf II Receivables Funding LLC Series 2015-1 Class A2 144A	1.13	3-15-2017	3,500,000	3,493,867
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	252,022	252,014
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3	1.10	8-15-2017	4,500,000	4,501,096
Mercedes-Benz Auto Lease Trust Series 2015-B Class A2A	1.00	1-16-2018	1,500,000	1,497,513
Mercedes-Benz Auto Receivables Series 2015-1 Class A2A	0.82	6-15-2018	1,500,000	1,497,919
MMAF Equipment Finance LLC Series 2014-AA Class A2 144A	0.52	4-10-2017	500,645	500,084
MMAF Equipment Finance LLC Series 2015-AA Class A2 144A	0.96	9-18-2017	2,063,056	2,060,654
Nissan Auto Lease Trust Series 2015-B Class A2A	1.18	12-15-2017	1,000,000	1,000,234
Nissan Auto Receivables Owner Trust Series 2015-C Class A2A	0.87	11-15-2018	2,000,000	1,997,838
Nissan Auto Receivables Owner Trust Series 2016-A Class A2B ±	0.78	2-15-2019	4,000,000	4,000,467
Oscar US Funding Trust Series 2015-1A Class A2A 144A	1.30	2-15-2018	3,997,644	3,986,471
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	707,255	706,137
Smart Trust Series 2015-1US Class A2A	0.99	8-14-2017	1,159,342	1,157,351
SunTrust Auto Receivables Trust Series 2015-1A Class A2 144A	0.99	6-15-2018	1,711,832	1,711,385
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	2,827,357	2,824,000
Toyota Auto Receivables Owner Trust Series 2015-C Class A2A	0.92	2-15-2018	3,700,000	3,698,551
Toyota Auto Receivables Owner Trust Series 2016-A Class A2B ±%%	0.75	7-16-2018	1,000,000	1,000,000
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	2,561,939	2,556,512

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Conservative Income Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87%	6-20-2017	$621,621	$619,262
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	6,090,000	6,088,415
World Omni Automobile Lease Securitization Trust Series 2015-A Class A2A	1.06	5-15-2018	2,900,000	2,894,605
World Omni Automobile Receivables Trust Series 2014-A Class A3	0.94	4-15-2019	3,483,388	3,479,606
World Omni Automobile Receivables Trust Series 2015-A Class A2A	0.79	7-16-2018	543,458	543,208

Total Asset-Backed Securities (Cost $126,607,183)				126,558,223

Corporate Bonds and Notes: 29.42%

Consumer Discretionary: 1.22%

Media: 0.75%
NBCUniversal Enterprise Incorporated 144A±	1.16	4-15-2016	4,000,000	4,001,604

Specialty Retail: 0.47%
Lowe’s Companies Incorporated	2.13	4-15-2016	2,500,000	2,502,663

Energy: 1.73%

Oil, Gas & Consumable Fuels: 1.73%
Chevron Corporation ±	0.79	11-15-2017	5,320,000	5,254,766
Exxon Mobil Corporation ±%%	1.00	2-28-2018	3,920,000	3,920,000

				9,174,766

Financials: 23.91%

Banks: 8.51%
Bank of America Corporation	1.25	2-14-2017	7,400,000	7,393,969
Branch Banking & Trust Company ±	0.82	9-13-2016	1,050,000	1,048,417
Branch Banking & Trust Company	1.05	12-1-2016	1,000,000	999,878
Branch Banking & Trust Company	1.45	10-3-2016	3,300,000	3,309,540
Branch Banking & Trust Company	5.63	9-15-2016	250,000	255,398
Branch Banking & Trust Corporation	3.95	4-29-2016	1,884,000	1,893,345
Credit Suisse New York ±	1.30	4-27-2018	2,500,000	2,489,645
Credit Suisse New York ±	1.31	1-29-2018	1,750,000	1,739,140
HSBC USA Incorporated ±	0.89	6-23-2017	4,695,000	4,671,323
HSBC USA Incorporated ±	1.39	8-7-2018	2,000,000	1,979,414
JPMorgan Chase & Company ±	1.14	2-15-2017	4,000,000	3,995,584
MUFG Union Bank NA ±	1.35	9-26-2016	1,625,000	1,626,880
MUFG Union Bank NA	1.50	9-26-2016	1,005,000	1,007,080
PNC Bank NA ±	0.83	6-1-2018	500,000	497,130
PNC Bank NA ±	0.92	8-1-2017	1,650,000	1,642,489
PNC Bank NA	1.13	1-27-2017	3,945,000	3,943,063
PNC Bank NA	1.30	10-3-2016	2,000,000	2,002,990
U.S. Bank NA ±	1.20	1-29-2018	4,750,000	4,751,672

				45,246,957

Capital Markets: 2.32%
Bank of New York Mellon Corporation	2.30	7-28-2016	1,750,000	1,761,347
Bank of New York Mellon Corporation	2.40	1-17-2017	3,000,000	3,031,722
Goldman Sachs Group Incorporated ±	1.04	3-22-2016	1,000,000	1,000,121
Morgan Stanley ±	2.00	2-1-2019	6,500,000	6,535,698

				12,328,888

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Conservative Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance: 6.08%
American Express Credit Corporation	1.30%	7-29-2016	$1,750,000	$1,753,180
American Honda Finance Corporation ±	0.54	9-2-2016	1,150,000	1,149,829
American Honda Finance Corporation ±	1.02	9-20-2017	4,880,000	4,882,806
Caterpillar Financial Services Corporation ±	0.56	3-3-2017	5,000,000	4,996,910
Daimler Finance North America LLC 144A	1.45	8-1-2016	4,050,000	4,050,721
Harley-Davidson Financial Services Incorporated 144A	3.88	3-15-2016	3,400,000	3,403,604
John Deere Capital Corporation	2.00	1-13-2017	2,918,000	2,945,809
John Deere Capital Corporation	2.25	6-7-2016	1,350,000	1,355,712
Nissan Motor Acceptance Corporation 144A	1.00	3-15-2016	1,845,000	1,845,306
Toyota Motor Credit Corporation	1.75	5-22-2017	1,752,000	1,764,360
Toyota Motor Credit Corporation	2.00	9-15-2016	2,985,000	3,002,295
Volkswagen Group of America Finance LLC 144A±	1.09	5-22-2018	1,250,000	1,188,218

				32,338,750

Diversified Financial Services: 2.27%
AIG Global Funding 144A	1.65	12-15-2017	4,000,000	3,990,264
Murray Street Investment Trust I	4.65	3-9-2017	3,000,000	3,069,339
NYSE Holdings LLC	2.00	10-5-2017	5,000,000	5,035,345

				12,094,948

Insurance: 4.73%
Jackson National Life Global Funding Company 144A±	0.87	7-29-2016	5,800,000	5,799,142
Jackson National Life Global Funding Company 144A±	1.20	10-13-2017	2,000,000	1,998,056
MassMutual Global Funding II 144A	3.13	4-14-2016	950,000	952,599
Metropolitan Life Global Funding I 144A	1.30	4-10-2017	5,000,000	5,000,660
New York Life Global Funding 144A	1.13	3-1-2017	2,748,000	2,752,542
Pricoa Global Funding 1 144A	1.15	11-25-2016	650,000	649,750
Pricoa Global Funding 1 144A	1.35	8-18-2017	1,575,000	1,566,953
Principal Life Global Funding II 144A±	0.94	12-1-2017	2,000,000	1,999,272
Principal Life Global Funding II 144A	1.13	2-24-2017	4,000,000	3,997,836
Principal Life Global Funding II 144A	1.20	5-19-2017	460,000	459,483

				25,176,293

Health Care: 0.86%

Health Care Providers & Services: 0.64%
Novant Health Incorporated	5.35	11-1-2016	3,300,000	3,392,374

Pharmaceuticals: 0.22%
Bayer US Finance LLC 144A±	0.87	10-7-2016	1,200,000	1,199,480

Information Technology: 0.38%

Communications Equipment: 0.38%
Cisco Systems Incorporated ±	0.82	6-15-2018	2,000,000	1,997,470

Utilities: 1.32%

Electric Utilities: 1.32%
Commonwealth Edison Company	1.95	9-1-2016	4,000,000	4,011,864
Duke Energy Carolinas LLC	1.75	12-15-2016	3,000,000	3,009,258

				7,021,122

Total Corporate Bonds and Notes (Cost $156,664,145)				156,475,315

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Conservative Income Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 8.11%

California: 4.38%
California Earthquake Authority (Miscellaneous Revenue)	1.19%	7-1-2016	$1,750,000	$1,752,730
California Industry Public Facilities Authority Series A (Tax Revenue, AGM Insured)	1.76	1-1-2017	2,500,000	2,512,975
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	1.26	11-1-2016	3,770,000	3,779,387
Oakland-Alameda County CA Coliseum Authority Series A (Miscellaneous Revenue)	1.25	2-1-2017	2,250,000	2,251,868
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.94	11-1-2016	4,000,000	4,001,320
University of California Series Y-1 (Education Revenue) ±	0.93	7-1-2041	8,985,000	8,983,023

				23,281,303

Kentucky: 0.94%
Kentucky Municipal Power Agency Series B002 (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144A±	0.77	9-1-2037	5,000,000	5,000,000

Minnesota: 0.21%
Saint Paul MN Housing & RDA HealthPartners Obligated Group Series B (Health Revenue)	1.04	7-1-2016	1,100,000	1,100,781

New Jersey: 0.17%
New Jersey EDA School Facilities Construction Series QQ (Miscellaneous Revenue)	1.10	6-15-2016	900,000	899,865

New York: 1.33%
Nassau County NY Series A (GO Revenue)	1.20	12-15-2016	4,000,000	3,999,800
Nassau County NY Series C (GO Revenue)	1.13	12-15-2016	1,400,000	1,399,482
New York NY Housing Development Corporation Series B1 (Housing Revenue)	0.75	5-1-2016	1,700,000	1,700,646

				7,099,928

North Carolina: 1.08%
North Carolina Eastern Municipal Power Agency (Utilities Revenue)	1.09	7-1-2016	5,750,000	5,760,408

Total Municipal Obligations (Cost $43,104,910)				43,142,285

Non-Agency Mortgage-Backed Securities: 0.91%
Bank of America Commercial Mortgage Trust Series 2007-1 Class A4	5.45	1-15-2049	1,138,914	1,163,951
CCG Receivables Trust Class 2014-1 Class A2 144A	1.06	11-15-2021	987,309	983,800
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	1,029,907	1,054,688
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class A2	2.21	5-15-2045	1,635,107	1,641,725

Total Non-Agency Mortgage-Backed Securities (Cost $4,871,942)				4,844,164

Yankee Corporate Bonds and Notes: 18.87%

Consumer Staples: 1.65%

Food & Staples Retailing: 0.83%
Wesfarmers Limited 144A	2.98	5-18-2016	4,410,000	4,424,275

Tobacco: 0.82%
BAT International Finance plc 144A±	1.02	6-15-2018	4,400,000	4,375,782

Energy: 2.14%

Oil, Gas & Consumable Fuels: 2.14%
BP Capital Markets plc ±	0.97	2-10-2017	1,250,000	1,240,126
BP Capital Markets plc	3.20	3-11-2016	1,701,000	1,701,799

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Conservative Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
CNPC General Capital Limited 144A±	1.52%	5-14-2017	$1,000,000	$998,057
Schlumberger Investment SA 144A	1.25	8-1-2017	4,000,000	3,931,884
Schlumberger Investment SA 144A	1.95	9-14-2016	3,500,000	3,497,627

				11,369,493

Financials: 13.95%

Banks: 11.52%
ABN Amro Bank NV 144A±	1.42	10-28-2016	6,400,000	6,409,728
ANZ New Zealand International Limited of London 144A	1.40	4-27-2017	1,500,000	1,497,461
Australia & New Zealand Banking Group Limited 144A±	1.06	1-16-2018	1,500,000	1,488,818
Banco Santander Chile 144A±	1.52	4-11-2017	1,250,000	1,243,750
Bank of Montreal	1.30	7-15-2016	3,000,000	3,005,850
Bank of Tokyo-Mitsubishi UFJ Limited 144A±	1.52	9-14-2018	1,250,000	1,253,911
Banque Federative du Credit Mutuel SA 144A±	1.47	1-20-2017	1,000,000	1,002,700
BPCE SA	1.70	4-25-2016	4,195,000	4,200,118
Export-Import Bank of Korea ±	1.37	1-14-2017	1,400,000	1,402,976
Export-Import Bank of Korea	4.00	1-11-2017	1,000,000	1,022,083
Export-Import Bank of Korea 144A	5.38	10-4-2016	1,000,000	1,024,717
HSBC Bank plc 144A	3.10	5-24-2016	1,600,000	1,608,090
Industrial & Commercial Bank of China Limited ±	1.81	11-13-2017	1,500,000	1,503,825
Kookmin Bank 144A±	1.50	1-27-2017	2,000,000	2,000,884
Kookmin Bank 144A±	1.87	10-11-2016	500,000	501,810
Lloyds Bank plc ±	1.40	8-17-2018	3,500,000	3,481,688
Lloyds Bank plc ±	1.62	1-22-2019	3,500,000	3,509,786
Macquarie Bank Limited 144A±	1.38	3-24-2017	1,000,000	998,192
Macquarie Bank Limited 144A	2.00	8-15-2016	1,500,000	1,506,062
National Australia Bank Limited 144A±	1.26	7-23-2018	1,750,000	1,743,417
National Australia Bank Limited	1.30	7-25-2016	1,000,000	1,001,504
Nordea Bank AB 144A	0.88	5-13-2016	2,930,000	2,931,061
Nordea Bank AB 144A±	1.37	9-17-2018	2,200,000	2,194,819
Sumitomo Mitsui Banking Corporation ±	1.20	1-16-2018	2,250,000	2,231,980
Sumitomo Mitsui Trust Bank Limited 144A±	1.31	9-16-2016	750,000	749,848
Suncorp-Metway Limited 144A	1.70	3-28-2017	1,625,000	1,620,310
Svensk Exportkredit AB	2.13	7-13-2016	2,589,000	2,601,202
Svenska Handelsbanken AB ±	1.06	9-23-2016	6,500,000	6,506,305
Svenska Handelsbanken AB	2.88	4-4-2017	1,000,000	1,016,740

				61,259,635

Diversified Financial Services: 2.43%
Abbey National Treasury Services plc ±	1.01	3-13-2017	500,000	498,620
Abbey National Treasury Services plc	4.00	4-27-2016	1,300,000	1,306,279
GE Capital International Funding Company 144A	0.96	4-15-2016	3,417,000	3,417,622
La Caisse Centrale Desjardins du Quebec 144A±	1.28	1-29-2018	3,760,000	3,747,551
UBS AG Stamford Connecticut ±	0.97	6-1-2017	1,000,000	997,906
UBS AG Stamford Connecticut ±	1.30	3-26-2018	2,000,000	1,995,068
UBS AG Stamford Connecticut	1.38	6-1-2017	1,000,000	997,478

				12,960,524

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Conservative Income Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 1.13%

Wireless Telecommunication Services: 1.13%
America Movil SAB de CV ±	1.50%	9-12-2016	$2,500,000	$2,500,270
America Movil SAB de CV	2.38	9-8-2016	3,470,000	3,485,067

				5,985,337

Total Yankee Corporate Bonds and Notes (Cost $100,614,357)				100,375,046

Yankee Government Bonds: 1.32%
Province of Ontario	1.00	7-22-2016	7,000,000	7,001,462

Total Yankee Government Bonds (Cost $7,003,809)				7,001,462

Short-Term Investments: 18.74%

Certificates of Deposit: 1.31%
Bank of Tokyo-Mitsubishi LLC ##	0.70	7-15-2016	2,000,000	2,000,012
Toronto-Dominion Bank	0.90	11-3-2016	5,000,000	4,969,310

				6,969,322

Commercial Paper: 16.66%
Angelsea Funding LLC 144A(p)(z)	0.35	3-1-2016	3,500,000	3,499,966
Bedford Row Funding Corporation (p)(z)	0.43	4-5-2016	4,400,000	4,398,126
Cedar Springs Capital Company 144A(p)(z)	0.57	5-19-2016	12,000,000	11,984,800
China International Marine Containers Hong Kong Limited (z)	0.32	3-3-2016	6,000,000	5,999,838
Collateralized Commercial Paper Company LLC (z)	0.43	3-22-2016	1,000,000	999,737
DBS Bank Limited 144A(z)	0.36	3-22-2016	400,000	399,912
Institutional Secured Funding LLC 144A(p)(z)	0.43	3-17-2016	2,000,000	1,999,594
Institutional Secured Funding LLC 144A(p)(z)	0.43	3-21-2016	7,000,000	6,998,244
LMA Americas LLC 144A(p)(z)	0.53	5-5-2016	3,000,000	2,997,096
Mountcliff Funding LLC 144A(p)(z)	0.41	3-1-2016	2,000,000	1,999,977
Ontario Teachers Finance Trust 144A(z)	0.42	3-14-2016	7,000,000	6,998,868
Reckitt Benckiser Treasury Services plc 144A(z)	0.58	7-5-2016	10,500,000	10,478,664
San Diego Gas & Electric Company 144A(z)	0.96	11-21-2016	2,000,000	1,985,900
Sinopec Century Bright Capital Investment Limited 144A(z)	0.29	3-3-2016	11,000,000	10,999,730
Starbird Funding Corporation 144A(p)(z)	0.42	3-8-2016	10,000,000	9,999,064
Toyota Motor Credit Corporation (z)	0.64	7-15-2016	6,875,000	6,858,413

				88,597,929

	Yield		Shares
Investment Companies: 0.77%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.43		4,117,024	4,117,024

Total Short-Term Investments (Cost $99,673,774)				99,684,275

Total investments in securities (Cost $538,540,120) *	101.17%	538,080,770
Other assets and liabilities, net	(1.17)	(6,233,298)

Total net assets	100.00%	$531,847,472

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Conservative Income Fund	13

%%	The security is issued on a when-issued basis.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

(p)	Asset-backed commercial paper

(z)	Zero coupon security. The rate represents the current yield to maturity.

(u)	The rate represents the 7-day annualized yield at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

*	Cost for federal income tax purposes is $538,541,599 and unrealized gains (losses) consists of:

Gross unrealized gains	$148,900
Gross unrealized losses	(609,729)

Net unrealized losses	$(460,829)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Conservative Income Fund	Statement of assets and liabilities—February 29, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $534,423,096)	$533,963,746
In affiliated securities, at value (cost $4,117,024)	4,117,024

Total investments, at value (cost $538,540,120)	538,080,770
Cash	987
Receivable for interest	1,163,704
Prepaid expenses and other assets	17,425

Total assets	539,262,886

Liabilities
Dividends payable	65,202
Payable for investments purchased	5,919,969
Payable for Fund shares redeemed	1,305,091
Management fee payable	67,464
Administration fee payable	33,784
Accrued expenses and other liabilities	23,904

Total liabilities	7,415,414

Total net assets	$531,847,472

NET ASSETS CONSIST OF
Paid-in capital	$532,532,139
Overdistributed net investment income	(5,874)
Accumulated net realized losses on investments	(219,443)
Net unrealized losses on investments	(459,350)

Total net assets	$531,847,472

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Institutional Class	$531,847,472
Shares outstanding – Institutional Class[1]	53,258,399
Net asset value per share – Institutional Class	$9.99

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 29, 2016 (unaudited)	Wells Fargo Conservative Income Fund	15

Investment income
Interest (net of foreign interest withholding taxes of $43)	$1,777,218
Income from affiliated securities	3,041

Total investment income	1,780,259

Expenses
Management fee	534,998
Administration fee
Institutional Class	171,199
Custody and accounting fees	14,004
Professional fees	20,197
Registration fees	32,092
Shareholder report expenses	1,088
Trustees’ fees and expenses	8,015
Other fees and expenses	2,852

Total expenses	784,445
Less: Fee waivers and/or expense reimbursements	(206,647)

Net expenses	577,798

Net investment income	1,202,461

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(126,247)
Futures transactions	(3,906)

Net realized losses on investments	(130,153)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(297,016)
Futures transactions	(24,295)

Net change in unrealized gains (losses) on investments	(321,311)

Net realized and unrealized gains (losses) on investments	(451,464)

Net increase in net assets resulting from operations	$750,997

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Conservative Income Fund	Statement of changes in net assets

	Six months ended February 29, 2016 (unaudited)		Year ended August 31, 2015

Operations
Net investment income		$1,202,461		$1,136,787
Net realized losses on investments		(130,153)		(92,206)
Net change in unrealized gains (losses) on investments		(321,311)		(308,388)

Net increase in net assets resulting from operations		750,997		736,193

Distributions to shareholders from
Net investment income – Institutional Class		(1,214,801)		(1,128,996)
Net realized gains – Institutional Class		0		(9,602)

Total distributions to shareholders		(1,214,801)		(1,138,598)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Institutional Class	30,071,551	300,393,780	27,133,297	271,477,199
Reinvestment of distributions – Institutional Class	87,032	869,280	73,619	736,530
Payment for shares redeemed – Institutional Class	(10,567,409)	(105,560,277)	(7,856,856)	(78,621,317)

Net increase in net assets resulting from capital share transactions		195,702,783		193,592,412

Total increase in net assets		195,238,979		193,190,007

Net assets
Beginning of period		336,608,493		143,418,486

End of period		$531,847,472		$336,608,493

Undistributed (overdistributed) net investment income		$(5,874)		$6,466

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Conservative Income Fund	17

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2015	2014	2013[1]
Net asset value, beginning of period	$10.00	$10.02	$9.99	$10.00
Net investment income	0.03	0.05	0.04	0.01
Net realized and unrealized gains (losses) on investments	(0.01)	(0.02)	0.03	(0.01)

Total from investment operations	0.02	0.03	0.07	0.00
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.04)	(0.01)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.03)	(0.05)	(0.04)	(0.01)
Net asset value, end of period	$9.99	$10.00	$10.02	$9.99
Total return[3]	0.18%	0.28%	0.74%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.38%	0.43%	0.74%
Net expenses	0.27%	0.27%	0.27%	0.27%
Net investment income	0.56%	0.48%	0.44%	0.44%
Supplemental data
Portfolio turnover rate	120%	80%	55%	10%
Net assets, end of period (000s omitted)	$531,847	$336,608	$143,418	$49,983

[1]	For the period from May 31, 2013 (commencement of class operations) to August 31, 2013

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Conservative Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Conservative Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).
Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Notes to financial statements (unaudited)	Wells Fargo Conservative Income Fund	19

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2015, the Fund had capital loss carryforwards which consist of $24,859 in short-term capital losses and $38,521 in long-term capital losses.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo Conservative Income Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Asset-backed securities	$0	$126,558,223	$0	$126,558,223

Corporate bonds and notes	0	156,475,315	0	156,475,315

Municipal obligations	0	43,142,285	0	43,142,285

Non-agency mortgage-backed securities	0	4,844,164	0	4,844,164

Yankee corporate bonds and notes	0	100,375,046	0	100,375,046

Yankee government bonds	0	7,001,462	0	7,001,462

Short-term investments
Certificates of deposit	0	6,969,322	0	6,969,322
Commercial paper	0	88,597,929	0	88,597,929
Investment companies	4,117,024	0	0	4,117,024
Total assets	$4,117,024	$533,963,746	$0	$538,080,770

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.25% and declining to 0.18% as the average daily net assets of the Fund increase. For the six months ended February 29, 2016, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee of 0.08% which is calculated based on its average daily net assets.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.27% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Notes to financial statements (unaudited)	Wells Fargo Conservative Income Fund	21

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 29, 2016 were $734,561,944 and $507,449,865 respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

As of February 29, 2016, the Fund did not have any open futures contract. The Fund had an average notional amount of $2,070,390 in short futures contracts during the six months ended February 29, 2016.

The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. For the six months ended February 29, 2016, the Fund paid $420 in commitment fees.

For the six months ended February 29, 2016, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Conservative Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Conservative Income Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo Conservative Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Conservative Income Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241406 04-16 SA265/SAR265 2-16

Semi-Annual Report

February 29, 2016

Wells Fargo Government Securities Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/government-securities-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of February 29, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Government Securities Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

All eyes were on the U.S. Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Government Securities Fund for the six-month period that ended February 29, 2016. The period was marked by low interest rates, sustained weakness in commodity prices, and moderate U.S. economic growth. In the markets, all eyes were on the U.S. Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015. During the six-month reporting period, the Barclays U.S. 1–3 Year Government/Credit Bond Index returned 0.55%.1

Major central banks continued to provide stimulus.

In the U.S., monetary conditions remained accommodative even as the Fed began normalizing monetary policy. The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment. As the Fed begins to normalize monetary policy, it “expects economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Meanwhile, the European Central Bank (ECB) held its key rate at a historical low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the buying of eurozone government bonds. It lowered the overnight deposit rate to -0.30% from -0.20% in December. In Japan, the Bank of Japan (BOJ) maintained an aggressive monetary program aimed at combating deflation. The BOJ set a negative deposit rate at the end of January 2016, its latest effort to encourage banks to lend rather than hold deposits.

Global economic growth was below trend, and oil prices plummeted.

Developed countries experienced subtrend growth and subdued inflation, with commodity prices trending even lower over the course of the reporting period. In the U.S., however, economic growth advanced, the unemployment rate ticked lower to 4.9% as of February 2016, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period also was marked by dramatically lower oil prices, which fell to less than $34 per barrel at the end of February 2016.

The U.S. yield curve flattened.

Short-term U.S. Treasury yields rose in line with changes to the federal funds rates, and longer-term yields declined amid strong demand. During the reporting period, 6-month Treasury bills rose 0.22% to end February 2016 at a yield of 0.49%. However, 2-year Treasury securities rose only 0.04% to finish with a yield of 0.78%. Meanwhile, the benchmark 10-year Treasury note yield declined by 0.47%, to end February with a yield of 1.74%. Not only did Treasuries benefit from their perceived safe-haven status, but longer-term U.S. Treasury yields remained attractive to investors because they offered higher yields than comparable-maturity European and Japanese government bonds.

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Government Securities Fund	3

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Government Securities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ashok Bhatia, CFA®

Christopher Y. Kauffman, CFA®

Jay N. Mueller, CFA®

Average annual total returns (%) as of February 29, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SGVDX)	8-31-1999	(2.76)	1.93	3.65	1.83	2.88	4.13	0.87	0.85
Class B (WGSBX)*	7-18-2008	(3.93)	1.74	3.57	1.07	2.11	3.57	1.62	1.60
Class C (WGSCX)	12-26-2002	0.07	2.11	3.34	1.07	2.11	3.34	1.62	1.60
Administrator Class (WGSDX)	4-08-2005	–	–	–	2.04	3.10	4.34	0.81	0.64
Institutional Class (SGVIX)	8-31-1999	–	–	–	2.20	3.26	4.54	0.54	0.48
Barclays U.S. Aggregate ex Credit Index[4]	–	–	–	–	2.67	3.31	4.51	–	–
Barclays Intermediate Government Index[5]	–	–	–	–	2.56	2.44	3.92	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Government Securities Fund	5

Ten largest holdings (%) as of February 29, 2016[6]
U.S. Treasury Note, 1.50%, 5-31-2020	9.12
U.S. Treasury Note, 0.88%, 11-30-2016	7.49
U.S. Treasury Note, 2.00%, 2-15-2023	6.77
FHLB, 0.00%, 3-14-2016	5.79
FNMA, 4.00%, 3-14-2046	4.99
U.S. Treasury Note, 0.25%, 5-15-2016	4.74
U.S. Treasury Bond, 0.88%, 8-15-2045	4.70
FNMA, 4.50%, 3-14-2046	4.58
GNMA, 3.50%, 3-22-2046	3.12
FNMA, 3.00%, 12-1-2045	2.70

Portfolio allocation as of February 29, 2016[7]

[1]	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class B shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class B shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays U.S. Aggregate ex Credit Index is composed of the Barclays U.S. Government Index and the Barclays U.S. Mortgage-Backed Securities Index and it includes Treasury issues, agency issues, and mortgage-backed securities. You cannot invest directly in an index.

[5]	The Barclays Intermediate Government Index is an unmanaged index composed of U.S. government securities with maturities in the one to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Government Securities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,021.47	$4.32	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%
Class B
Actual	$1,000.00	$1,018.58	$8.12	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Class C
Actual	$1,000.00	$1,017.67	$8.11	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Administrator Class
Actual	$1,000.00	$1,023.44	$3.26	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$3.25	0.64%
Institutional Class
Actual	$1,000.00	$1,023.36	$2.44	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.44	0.48%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Government Securities Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 68.07%
FHLB ¤	0.00%	3-14-2016	$72,000,000	$71,992,728	5.79%
FHLB	5.63	3-14-2036	6,150,000	8,436,109	0.68
FHLMC	3.50	8-1-2045	9,266,480	9,700,390	0.78
FHLMC	3.50	11-1-2045	15,701,919	16,437,174	1.32
FHLMC	3.50	12-1-2045	10,905,294	11,415,943	0.92
FHLMC	4.00	6-1-2044	9,810,980	10,464,738	0.84
FHLMC	4.50	9-1-2044	6,576,444	7,173,939	0.58
FHLMC	5.50	7-1-2035	5,626,294	6,329,279	0.51
FHLMC	6.00	5-25-2043	6,047,665	6,933,392	0.56
FHLMC	0.48-10.50	6-1-2016 to 12-1-2045	103,743,841	63,317,931	5.09
FNMA	1.00	2-26-2019	12,400,000	12,384,723	1.00
FNMA	2.50	3-17-2031	18,190,000	18,653,277	1.50
FNMA	2.63	9-6-2024	16,000,000	16,886,480	1.36
FNMA	3.00	3-17-2031	18,235,000	19,016,399	1.53
FNMA	3.00	11-1-2045	14,778,388	15,170,116	1.22
FNMA	3.00	12-1-2045	32,778,590	33,647,445	2.70
FNMA	3.50	12-1-2020	5,740,259	6,069,382	0.49
FNMA	3.50	10-1-2021	6,181,769	6,536,206	0.53
FNMA	3.50	2-1-2045	23,558,035	24,704,552	1.99
FNMA	3.50	4-1-2045	15,791,839	16,559,850	1.33
FNMA	3.50	12-1-2045	14,237,111	14,931,255	1.20
FNMA	4.00	3-14-2046	58,150,000	62,054,668	4.99
FNMA	4.50	1-1-2026	6,550,674	6,794,457	0.55
FNMA	4.50	3-14-2046	52,457,000	56,998,449	4.58
FNMA	5.00	8-1-2040	18,010,833	20,049,255	1.61
FNMA	5.50	8-1-2033	5,633,978	6,324,016	0.51
FNMA	6.00	3-14-2046	15,585,000	17,762,641	1.43
FNMA	6.63	11-15-2030	4,150,000	6,185,824	0.50
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	5,529,165	6,450,786	0.52
FNMA	0.00-11.00	3-1-2016 to 8-25-2047	143,227,201	148,493,813	11.89
GNMA	3.00	7-20-2045	23,828,393	24,714,599	1.99
GNMA	3.50	3-22-2046	36,705,000	38,758,186	3.12
GNMA	4.00	3-22-2046	13,155,000	14,049,131	1.13
GNMA	5.00	7-20-2040	5,778,083	6,409,715	0.52
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	9,761,979	10,449,797	0.84
GNMA	0.01-10.00	7-15-2016 to 5-20-2062	59,006,104	12,831,153	1.01
Other securities				11,979,565	0.96

Total Agency Securities (Cost $825,089,335)				847,067,363	68.07

Asset-Backed Securities: 0.99%
Ally Auto Receivables Trust Series 2015-1 Class A3	1.21	12-20-2017	12,370,000	12,366,507	0.99

Total Asset-Backed Securities (Cost $12,372,183)				12,366,507	0.99

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Government Securities Fund	Summary portfolio of investments—February 29, 2016 (unaudited)

Security name				Value	Percent of net assets

Corporate Bonds and Notes: 0.75%

Utilities: 0.75%

Electric Utilities: 0.75%
Other securities				$9,276,360	0.75%

Total Corporate Bonds and Notes (Cost $9,274,571)				9,276,360	0.75

	Interest rate	Maturity date	Principal

Municipal Obligations: 0.60%

Texas: 0.60%
San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00%	12-15-2020	$5,405,000	7,506,086	0.60

Total Municipal Obligations (Cost $6,474,288)				7,506,086	0.60

Non-Agency Mortgage-Backed Securities: 6.01%
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.91	3-15-2049	1,432,187	1,430,732	0.11
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,034,403	11,144,690	0.90
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	6,130,000	6,150,872	0.49
JPMBB Commercial Mortgage Securities Series 2015-C28 Class A4	3.23	10-15-2048	6,200,000	6,235,191	0.50
JPMBB Commercial Mortgage Securities Series 2015-C33 Class A4	3.77	12-15-2048	7,430,000	7,771,680	0.62
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A4	3.72	7-15-2050	8,500,000	8,897,476	0.71
Morgan Stanley Bank of America Merrill Lynch Trust	3.53-3.64	10-15-2048	8,820,000	9,131,866	0.74
Other securities				24,025,001	1.94

Total Non-Agency Mortgage-Backed Securities (Cost $74,664,683)				74,787,508	6.01

U.S. Treasury Securities: 36.98%
TIPS	0.13	4-15-2020	24,748,185	24,965,053	2.01
U.S. Treasury Bond	2.88	8-15-2045	55,590,000	58,541,051	4.70
U.S. Treasury Bond	3.00	5-15-2045	17,355,000	18,738,662	1.51
U.S. Treasury Bond	7.25	8-15-2022	4,685,000	6,359,157	0.51
U.S. Treasury Note ##	0.88	11-30-2016	93,000,000	93,163,494	7.49
U.S. Treasury Note	0.25	5-15-2016	59,000,000	58,986,194	4.74
U.S. Treasury Note ##	1.50	5-31-2020	111,995,000	113,499,989	9.12
U.S. Treasury Note	2.00	2-15-2023	81,655,000	84,311,972	6.77
U.S. Treasury Note	1.38-1.63	2-28-2019 to 7-31-2020	1,590,000	1,618,268	0.13

Total U.S. Treasury Securities (Cost $455,389,507)				460,183,840	36.98

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Government Securities Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Yankee Corporate Bonds and Notes: 0.52%

Financials: 0.52%

Banks: 0.52%
Royal Bank of Canada Incorporated	2.00%	10-1-2018	$6,370,000	$6,446,822	0.52%

Total Yankee Corporate Bonds and Notes (Cost $6,367,437)				6,446,822	0.52

Yankee Government Bonds: 0.90%
Hashemite Kingdom of Jordan	2.58	6-30-2022	10,630,000	11,149,148	0.90

Total Yankee Government Bonds (Cost $10,630,000)				11,149,148	0.90

	Yield		Shares
Short-Term Investments: 2.65%

Investment Companies: 2.47%
Wells Fargo Government Money Market Fund, Select Class (l)(u)##	0.22		30,737,487	30,737,487	2.47

			Principal
U.S. Treasury Securities: 0.18%
U.S. Treasury Bill (z)#	0.22	3-17-2016	$2,225,000	2,224,789	0.18

Total Short-Term Investments (Cost $32,962,260)				32,962,276	2.65

Total investments in securities (Cost $1,433,224,264) *				1,461,745,910	117.47
Other assets and liabilities, net				(217,360,028)	(17.47)

Total net assets				$1,244,385,882	100.00%

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,433,357,492 and unrealized gains (losses) consists of:

Gross unrealized gains	$31,505,658
Gross unrealized losses	(3,117,240)

Net unrealized gains	$28,388,418

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Government Securities Fund	Statement of assets and liabilities—February 29, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $1,402,486,777)	$1,431,008,423
In affiliated securities, at value (cost $30,737,487)	30,737,487

Total investments, at value (cost $1,433,224,264)	1,461,745,910
Cash	15,481
Receivable for investments sold	23,974,836
Principal paydown receivable	517,316
Receivable for Fund shares sold	1,847,458
Receivable for interest	4,177,385
Receivable for daily variation margin on open futures contracts	1,578
Prepaid expenses and other assets	50,894

Total assets	1,492,330,858

Liabilities
Dividends payable	51,676
Payable for investments purchased	246,315,750
Payable for Fund shares redeemed	788,714
Payable for daily variation margin on open futures contracts	13,312
Management fee payable	363,341
Distribution fees payable	15,997
Administration fees payable	116,635
Accrued expenses and other liabilities	279,551

Total liabilities	247,944,976

Total net assets	$1,244,385,882

NET ASSETS CONSIST OF
Paid-in capital	$1,217,814,010
Overdistributed net investment income	(13,263,766)
Accumulated net realized gains on investments	11,237,326
Net unrealized gains on investments	28,598,312

Total net assets	$1,244,385,882

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$508,357,891
Shares outstanding – Class A1	44,743,438
Net asset value per share – Class A	$11.36
Maximum offering price per share – Class A2	$11.90
Net assets – Class B	$325,800
Shares outstanding – Class B1	28,681
Net asset value per share – Class B	$11.36
Net assets – Class C	$26,723,286
Shares outstanding – Class C1	2,352,386
Net asset value per share – Class C	$11.36
Net assets – Administrator Class	$223,206,041
Shares outstanding – Administrator Class[1]	19,652,009
Net asset value per share – Administrator Class	$11.36
Net assets – Institutional Class	$485,772,864
Shares outstanding – Institutional Class[1]	42,793,371
Net asset value per share – Institutional Class	$11.35

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 29, 2016 (unaudited)	Wells Fargo Government Securities Fund	11

Investment income
Interest	$9,485,332
Income from affiliated securities	16,552

Total investment income	9,501,884

Expenses
Management fee	2,655,497
Administration fees
Class A	338,930
Class B	346
Class C	20,996
Administrator Class	108,325
Institutional Class	191,445
Investor Class	84,461 [1]
Shareholder servicing fees
Class A	527,718
Class B	541
Class C	32,806
Administrator Class	269,182
Investor Class	111,134 [1]
Distribution fees
Class B	1,623
Class C	98,418
Custody and accounting fees	41,073
Professional fees	38,616
Registration fees	53,377
Shareholder report expenses	33,237
Trustees’ fees and expenses	11,672
Other fees and expenses	4,526

Total expenses	4,623,923
Less: Fee waivers and/or expense reimbursements	(376,793)

Net expenses	4,247,130

Net investment income	5,254,754

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	18,089,143
Futures transactions	(3,251,202)
TBA sale commitments	7,109

Net realized gains on investments	14,845,050

Net change in unrealized gains (losses) on:
Unaffiliated securities	6,175,451
Futures transactions	1,724,624
TBA sale commitments	(4,062)

Net change in unrealized gains (losses) on investments	7,896,013

Net realized and unrealized gains (losses) on investments	22,741,063

Net increase in net assets resulting from operations	$27,995,817

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Government Securities Fund	Statement of changes in net assets

	Six months ended February 29, 2016 (unaudited)		Year ended August 31, 2015

Operations
Net investment income		$5,254,754		$9,771,968
Net realized gains on investments		14,845,050		23,160,151
Net change in unrealized gains (losses) on investments		7,896,013		(8,403,930)

Net increase in net assets resulting from operations		27,995,817		24,528,189

Distributions to shareholders from
Net investment income
Class A		(1,678,675)		(1,703,954)
Class B		(117)		(832)
Class C		(6,682)		(28,250)
Administrator Class		(1,094,033)		(2,081,044)
Institutional Class		(2,799,883)		(6,227,671)
Investor Class		(357,823)[1]		(2,626,026)
Net realized gains
Class A		(2,466,149)		0
Class B		(1,682)		0
Class C		(126,823)		0
Administrator Class		(1,082,005)		0
Institutional Class		(2,329,746)		0

Total distributions to shareholders		(11,943,618)		(12,667,777)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	29,210,997	329,710,132	8,954,742	101,054,999
Class B	2,334	26,330	1,366	15,353
Class C	210,245	2,369,046	215,398	2,419,561
Administrator Class	3,717,150	41,874,844	8,056,276	90,448,540
Institutional Class	7,004,765	78,741,003	10,133,981	113,615,861
Investor Class	600,036 [1]	6,759,663 [1]	4,347,873	48,789,291

		459,481,018		356,343,605

Reinvestment of distributions
Class A	348,380	3,906,897	132,277	1,487,481
Class B	149	1,673	55	612
Class C	4,572	51,181	971	10,885
Administrator Class	191,218	2,145,828	178,706	2,007,738
Institutional Class	429,910	4,821,756	527,852	5,927,967
Investor Class	17,945 [1]	202,596 [1]	227,765	2,561,820

		11,129,931		11,996,503

Payment for shares redeemed
Class A	(5,548,931)	(62,448,430)	(3,992,999)	(44,888,826)
Class B	(21,649)	(242,857)	(57,706)	(648,068)
Class C	(268,261)	(3,015,514)	(682,542)	(7,665,778)
Administrator Class	(3,558,992)	(40,025,193)	(7,982,527)	(89,380,947)
Institutional Class	(6,480,033)	(72,950,709)	(17,526,446)	(196,591,403)
Investor Class	(27,120,176)[1]	(306,372,686)[1]	(8,619,296)	(96,975,184)

		(485,055,389)		(436,150,206)

Net decrease in net assets resulting from capital share transactions		(14,444,440)		(67,810,098)

Total increase (decrease) in net assets		1,607,759		(55,949,686)

Net assets
Beginning of period		1,242,778,123		1,298,727,809

End of period		$1,244,385,882		$1,242,778,123

Overdistributed net investment income		$(13,263,766)		$(12,581,307)

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Securities Fund	13

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.22	$11.11	$10.77	$11.48	$11.23	$11.16
Net investment income	0.04 [1]	0.07 [1]	0.05	0.07	0.15	0.25
Net realized and unrealized gains (losses) on investments	0.19	0.13	0.40	(0.42)	0.33	0.16

Total from investment operations	0.23	0.20	0.45	(0.35)	0.48	0.41
Distributions to shareholders from
Net investment income	(0.04)	(0.09)	(0.11)	(0.09)	(0.17)	(0.34)
Net realized gains	(0.05)	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.09)	(0.09)	(0.11)	(0.36)	(0.23)	(0.34)
Net asset value, end of period	$11.36	$11.22	$11.11	$10.77	$11.48	$11.23
Total return[2]	2.15%	1.84%	4.19%	(3.22)%	4.35%	3.75%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.87%	0.88%	0.85%	0.86%	0.85%
Net expenses	0.85%	0.85%	0.86%	0.85%	0.86%	0.85%
Net investment income	0.72%	0.59%	0.56%	0.67%	1.35%	2.31%
Supplemental data
Portfolio turnover rate	195%	349%	349%	341%	327%	268%
Net assets, end of period (000s omitted)	$508,358	$232,545	$173,772	$202,955	$258,329	$270,253

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.21	$11.11	$10.77	$11.48	$11.23	$11.16
Net investment income (loss)	(0.01)[1]	(0.01)[1]	(0.02)[1]	(0.03)	0.08 [1]	0.15
Net realized and unrealized gains (losses) on investments	0.21	0.12	0.39	(0.41)	0.31	0.17

Total from investment operations	0.20	0.11	0.37	(0.44)	0.39	0.32
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.01)	(0.03)	(0.00)[2]	(0.08)	(0.25)
Net realized gains	(0.05)	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.05)	(0.01)	(0.03)	(0.27)	(0.14)	(0.25)
Net asset value, end of period	$11.36	$11.21	$11.11	$10.77	$11.48	$11.23
Total return[3]	1.86%	0.99%	3.42%	(3.94)%	3.57%	2.98%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.62%	1.61%	1.60%	1.61%	1.60%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.61%	1.60%
Net investment income (loss)	(0.12)%	(0.10)%	(0.18)%	(0.08)%	0.68%	1.55%
Supplemental data
Portfolio turnover rate	195%	349%	349%	341%	327%	268%
Net assets, end of period (000s omitted)	$326	$537	$1,157	$2,266	$4,727	$7,083

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Securities Fund	15

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.21	$11.11	$10.77	$11.48	$11.23	$11.16
Net investment income (loss)	(0.00)[1,2]	(0.01)[1]	(0.02)[1]	(0.02)	0.07	0.17
Net realized and unrealized gains (losses) on investments	0.20	0.12	0.39	(0.42)	0.32	0.15

Total from investment operations	0.20	0.11	0.37	(0.44)	0.39	0.32
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.01)	(0.03)	(0.00)[2]	(0.08)	(0.25)
Net realized gains	(0.05)	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.05)	(0.01)	(0.03)	(0.27)	(0.14)	(0.25)
Net asset value, end of period	$11.36	$11.21	$11.11	$10.77	$11.48	$11.23
Total return[3]	1.77%	1.08%	3.42%	(3.94)%	3.57%	2.98%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.62%	1.63%	1.60%	1.61%	1.60%
Net expenses	1.60%	1.60%	1.61%	1.60%	1.61%	1.60%
Net investment income (loss)	(0.06)%	(0.13)%	(0.20)%	(0.08)%	0.55%	1.56%
Supplemental data
Portfolio turnover rate	195%	349%	349%	341%	327%	268%
Net assets, end of period (000s omitted)	$26,723	$26,981	$31,908	$44,647	$75,244	$58,576

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.21	$11.11	$10.76	$11.48	$11.23	$11.16
Net investment income	0.05	0.10	0.06	0.09	0.17 [1]	0.27 [1]
Net realized and unrealized gains (losses) on investments	0.21	0.12	0.42	(0.43)	0.33	0.16

Total from investment operations	0.26	0.22	0.48	(0.34)	0.50	0.43
Distributions to shareholders from
Net investment income	(0.06)	(0.12)	(0.13)	(0.11)	(0.19)	(0.36)
Net realized gains	(0.05)	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.11)	(0.12)	(0.13)	(0.38)	(0.25)	(0.36)
Net asset value, end of period	$11.36	$11.21	$11.11	$10.76	$11.48	$11.23
Total return[2]	2.34%	1.97%	4.51%	(3.10)%	4.57%	3.97%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.80%	0.81%	0.79%	0.79%	0.74%
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	0.91%	0.82%	0.79%	0.88%	1.49%	2.50%
Supplemental data
Portfolio turnover rate	195%	349%	349%	341%	327%	268%
Net assets, end of period (000s omitted)	$223,206	$216,428	$211,589	$339,446	$436,578	$276,334

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Securities Fund	17

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.21	$11.10	$10.76	$11.47	$11.22	$11.15
Net investment income	0.06	0.11 [1]	0.10	0.11	0.19 [1]	0.30
Net realized and unrealized gains (losses) on investments	0.20	0.14	0.39	(0.42)	0.33	0.15

Total from investment operations	0.26	0.25	0.49	(0.31)	0.52	0.45
Distributions to shareholders from
Net investment income	(0.07)	(0.14)	(0.15)	(0.13)	(0.21)	(0.38)
Net realized gains	(0.05)	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.12)	(0.14)	(0.15)	(0.40)	(0.27)	(0.38)
Net asset value, end of period	$11.35	$11.21	$11.10	$10.76	$11.47	$11.22
Total return[2]	2.34%	2.22%	4.59%	(2.86)%	4.74%	4.14%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.54%	0.55%	0.52%	0.53%	0.52%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.06%	0.99%	0.94%	1.05%	1.71%	2.71%
Supplemental data
Portfolio turnover rate	195%	349%	349%	341%	327%	268%
Net assets, end of period (000s omitted)	$485,773	$468,859	$540,684	$565,573	$778,919	$718,411

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Government Securities Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Government Securities Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Notes to financial statements (unaudited)	Wells Fargo Government Securities Fund	19

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

20	Wells Fargo Government Securities Fund	Notes to financial statements (unaudited)

As of August 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $1,568,458 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$842,698,708	$4,368,655	$847,067,363

Asset-backed securities	0	12,366,507	0	12,366,507

Corporate bonds and notes	0	9,276,360	0	9,276,360

Municipal obligations	0	7,506,086	0	7,506,086

Non-agency mortgage-backed securities	0	74,787,508	0	74,787,508

U.S. Treasury securities	460,183,840	0	0	460,183,840

Yankee corporate bonds and notes	0	6,446,822	0	6,446,822

Yankee government bonds	0	11,149,148	0	11,149,148

Short-term investments
Investment companies	30,737,487	0	0	30,737,487
U.S. Treasury securities	2,224,789	0	0	2,224,789
	493,146,116	964,231,139	4,368,655	1,461,745,910

Futures contracts	1,578	0	0	1,578
Total assets	$493,147,694	$964,231,139	$4,368,655	$1,461,747,488
Liabilities

Futures contracts	$13,312	$0	$0	$13,312
Total liabilities	$13,312	$0	$0	$13,312

Notes to financial statements (unaudited)	Wells Fargo Government Securities Fund	21

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.45% and declining to 0.33% as the average daily net assets of the Fund increase. For the six months ended February 29, 2016, the management fee was equivalent to an annual rate of 0.43% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, 0.64% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 29, 2016, Funds Distributor received $4,966 from the sale of Class A shares and $1,000 and $533 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

22	Wells Fargo Government Securities Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2016 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$2,797,800,983	$83,308,784	$2,929,891,052	$82,585,813

6. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 29, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 29, 2016	Unrealized gains (losses)
6-21-2016	JPMorgan	36 Short	10-Year U.S. Treasury Notes	$4,698,563	$(839)
6-21-2016	JPMorgan	8 Short	U.S. Treasury Bonds	1,316,250	(1,818)
6-30-2016	JPMorgan	200 Short	2-Year U.S. Treasury Notes	43,709,375	77,745
6-30-2016	JPMorgan	115 Long	5-Year U.S. Treasury Notes	13,913,203	1,578

The Fund had an average notional amount of $129,777,065 and $26,162,715 in long futures contracts and short futures contracts, respectively, during the six months ended February 29, 2016.

On February 29, 2016, the cumulative unrealized gains on futures contracts in the amount of $76,666 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$1,578	$(1,578)	$0	$0

Notes to financial statements (unaudited)	Wells Fargo Government Securities Fund	23

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$13,312	$(1,578)	$(11,734)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. For the six months ended February 29, 2016, the Fund paid $521 in commitment fees.

For the six months ended February 29, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Government Securities Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Government Securities Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Government Securities Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Government Securities Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241407 04-16 SA216/SAR216 2-16

Semi-Annual Report

February 29, 2016

Wells Fargo High Income Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo High Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

U.S. economic growth continued at a moderate pace during the six-month period.

The dramatic and persistent decline in the oil price pressured several energy firms, leading to layoffs and debt defaults.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo High Income Fund for the six-month period that ended February 29, 2016. The period was marked by substantial volatility for high-yield bond markets, driven in part by continued weakness in energy- and commodity-related bonds. However, investment-grade bonds continued to benefit from low interest rates—despite a December rate hike by the U.S. Federal Reserve (Fed)—and a generally benign credit cycle.

The Fed’s rate hike supported the view of a sluggish but resilient U.S. economy.

U.S. economic growth continued at a moderate pace during the six-month period. The unemployment rate continued to slowly improve, easing from 5.1% in September 2015 to 4.9% in February 2016. Reported gross domestic product growth increased at an annual rate of 1.4% in the fourth quarter of 2015, according to the third estimate from the Bureau of Economic Analysis. In addition, the core personal consumption expenditures deflator, the Fed’s favorite measure of inflation, remained below the Fed’s longer-term objective of 2%.

The combination of moderate economic growth and low inflation allowed the Federal Open Market Committee (FOMC) to raise its key rate in December 2015 by 0.25%, to a range between 0.25% and 0.50%. In its accompanying statement, the FOMC said it “currently expects that, with gradual adjustments in the stance of monetary policy, economic activity will continue to expand at a moderate pace and labor market indicators will continue to strengthen.”

Low interest rates supported investment-grade bonds, but falling commodity prices affected high-yield bonds.

Despite the FOMC’s December rate hike, interest rates remained low on an absolute basis. Moreover, the FOMC’s guidance led investors to believe that the path of future rate increases would be gradual. The combination of low interest rates and a resilient economy tended to support the investment-grade bond market. For example, the Barclays Corporate Bond Index1 posted a 1.33% return for the six-month period.

By contrast, the high-yield bond market showed weakness. The Barclays U.S. Corporate High Yield Bond Index2 posted a 5.61% loss for the six-month period. A major negative factor was the number of energy companies with outstanding high-yield debt. These firms were able to sell oil at a price approximating $100 per barrel in 2008; in early 2016, the West Texas Intermediate oil benchmark consistently traded at less than $40 per barrel. The dramatic and persistent decline in the oil price pressured several energy firms, leading to layoffs and debt defaults. A similar decline in the prices of industrial commodities weighed on the high-yield metals and mining industry.

Liquidity-related concerns also pressured the high-yield bond market, especially in the fourth quarter of 2015. Notably, a high-yield bond mutual fund had to lock investors out of redeeming shares and close the fund. While that fund’s aggressive

[1]	The Barclays Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

[2]	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar–denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo High Income Fund	3

(and illiquid) investments led to its eventual issues, that event put pressure on certain securities, especially the lower-quality securities that the fund in question preferred. The effect of the fund’s closure was heightened by the fact that December tends to be a low activity month, magnifying inflows and outflows.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo High Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kevin J. Maas, CFA®

Thomas M. Price, CFA®

Michael J. Schueller, CFA®

Average annual total returns (%) as of February 29, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SHBAX)	2-29-2000	(11.15)	1.97	4.50	(6.96)	2.91	4.99	1.02	0.94
Class B (WFNBX)*	7-18-2008	(12.66)	1.77	4.44	(7.66)	2.14	4.44	1.77	1.69
Class C (WFNCX)	7-18-2008	(8.66)	2.15	4.21	(7.66)	2.15	4.21	1.77	1.69
Administrator Class (WFNDX)	7-30-2010	–	–	–	(6.75)	3.04	5.12	0.96	0.84
Institutional Class (SHYYX)	7-31-2001	–	–	–	(6.62)	3.32	5.42	0.69	0.54
Barclays U.S. Corporate High Yield Bond Index[4]	–	–	–	–	(8.30)	4.09	6.61	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment- grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo High Income Fund	5

Ten largest holdings (%) as of February 29, 2016[5]
Sprint Corporation, 7.88%, 9-15-2023	1.48
Tenet Healthcare Corporation, 6.75%, 6-15-2023	1.30
HCA Incorporated, 4.75%, 5-1-2023	1.17
American Axle Manufacturing Incorporated, 6.63%, 10-15-2022	1.16
Sappi Papier Holding GmbH, 6.63%, 4-15-2021	1.16
SBA Communications Corporation, 3.25%, 3-24-2021	1.11
Royal Bank of Scotland Group plc, 5.13%, 5-28-2024	1.10
Community Health Systems Incorporated, 8.00%, 11-15-2019	1.08
AerCap Ireland Capital Limited, 5.00%, 10-1-2021	1.03
Kindred Healthcare Incorporated, 8.75%, 1-15-2023	1.03

Credit quality as of February 29, 2016[6]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class B and Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.93% for Class A, 1.68 for Class B, 1.68% for Class C, 0.83% for Administrator Class, and 0.53% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo High Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$959.51	$4.48	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.62	0.91%
Class B
Actual	$1,000.00	$955.93	$8.16	1.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.79	$8.42	1.66%
Class C
Actual	$1,000.00	$955.94	$8.16	1.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.79	$8.42	1.66%
Administrator Class
Actual	$1,000.00	$960.72	$3.94	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%
Institutional Class
Actual	$1,000.00	$960.59	$2.51	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.57	$2.59	0.51%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo High Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 70.57%

Consumer Discretionary: 18.61%

Auto Components: 2.89%
American Axle Manufacturing Incorporated «	6.63%	10-15-2022	$4,000,000	$4,050,000
Goodyear Tire & Rubber Company	5.13	11-15-2023	3,000,000	3,082,500
ZF North America Capital Incorporated 144A	4.50	4-29-2022	3,000,000	2,958,750

				10,091,250

Diversified Consumer Services: 0.83%
Ashtead Capital Incorporated 144A	5.63	10-1-2024	2,935,000	2,890,975

Hotels, Restaurants & Leisure: 1.83%
MGM Resorts International Company	6.63	12-15-2021	2,000,000	2,125,000
MGM Resorts International Company	8.63	2-1-2019	1,000,000	1,132,500
Tunica Biloxi Gaming Authority (i)	1.00	11-15-2016	6,260,000	3,130,000

				6,387,500

Household Durables: 3.49%
Beazer Homes USA Company	7.25	2-1-2023	2,000,000	1,419,644
Calatlantic Group Incorporated	5.88	11-15-2024	2,400,000	2,514,000
KB Home	7.50	9-15-2022	3,000,000	2,842,500
Lennar Corporation	4.75	5-30-2025	2,500,000	2,418,750
PulteGroup Incorporated %%	5.50	3-1-2026	2,995,000	3,024,950

				12,219,844

Media: 7.37%
CCO Holdings LLC	6.50	4-30-2021	1,500,000	1,559,063
CCO Holdings LLC	6.63	1-31-2022	2,000,000	2,100,000
CCOH Safari LLC 144A	5.75	2-15-2026	3,000,000	3,007,890
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	2,000,000	1,835,000
Clear Channel Communications Incorporated	10.00	1-15-2018	1,500,000	480,000
Clear Channel Communications Incorporated (PIK at 14.00%) ¥	14.00	2-1-2021	2,102,020	504,485
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	3,000,000	2,722,500
DISH DBS Corporation	5.88	7-15-2022	3,000,000	2,872,500
iHeartCommunications Incorporated	9.00	3-1-2021	2,000,000	1,362,500
Neptune Finco Corporation 144A	10.88	10-15-2025	2,000,000	2,160,000
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	2,992,500
Sirius XM Radio Incorporated 144A	5.75	8-1-2021	2,000,000	2,075,000
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	2,000,000	2,100,000

				25,771,438

Multiline Retail: 1.28%
JC Penney Corporation Incorporated «	8.13	10-1-2019	2,000,000	2,025,000
Neiman Marcus Group Limited 144A«	8.00	10-15-2021	3,500,000	2,467,150

				4,492,150

Specialty Retail: 0.92%
Outerwall Incorporated	5.88	6-15-2021	1,000,000	720,000
Sally Holdings LLC / Sally Capital Incorporated	5.63	12-1-2025	2,400,000	2,496,000

				3,216,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo High Income Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 3.81%

Food Products: 3.21%
Dean Foods Company 144A	6.50%	3-15-2023	$2,000,000	$2,104,380
JBS USA LLC/JBS USA Finance Incorporated 144A	5.88	7-15-2024	3,500,000	3,097,500
Post Holdings Incorporated 144A	6.75	12-1-2021	3,000,000	3,180,000
TreeHouse Foods Incorporated	4.88	3-15-2022	2,730,000	2,831,829

				11,213,709

Household Products: 0.60%
Spectrum Brands Incorporated	5.75	7-15-2025	2,000,000	2,107,500

Energy: 5.25%

Energy Equipment & Services: 0.35%
SESI LLC	7.13	12-15-2021	2,000,000	1,227,500

Oil, Gas & Consumable Fuels: 4.90%
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	2,000,000	1,420,000
Concho Resources Incorporated	5.50	4-1-2023	2,000,000	1,870,000
Crestwood Midstream Partners LP	6.13	3-1-2022	2,500,000	1,800,000
Newfield Exploration Company	5.38	1-1-2026	2,065,000	1,796,550
Sabine Pass Liquefaction LLC	5.63	2-1-2021	3,500,000	3,340,313
Targa Resources Partners Incorporated	6.88	2-1-2021	2,000,000	1,740,000
Tesoro Logistics LP Corporation	6.13	10-15-2021	3,500,000	3,220,000
WPX Energy Incorporated	5.25	1-15-2017	2,000,000	1,960,000

				17,146,863

Financials: 7.25%

Banks: 2.21%
Bank of America Corporation ±	6.10	12-29-2049	3,000,000	2,910,000
CIT Group Incorporated	5.25	3-15-2018	2,000,000	2,060,000
Citigroup Incorporated ±	6.13	12-29-2049	2,800,000	2,758,000

				7,728,000

Capital Markets: 1.66%
Goldman Sachs Group Incorporated ±	5.38	12-29-2049	3,000,000	2,857,500
Morgan Stanley ±	5.55	12-29-2049	3,000,000	2,943,741

				5,801,241

Consumer Finance: 1.84%
Ally Financial Incorporated	4.13	2-13-2022	2,000,000	1,945,000
Navient Corporation	5.88	10-25-2024	3,000,000	2,430,000
SLM Corporation	5.50	1-25-2023	2,500,000	2,075,000

				6,450,000

Diversified Financial Services: 0.88%
Argos Merger Incorporated 144A	7.13	3-15-2023	3,000,000	3,067,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo High Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 0.66%
Genworth Holdings Incorporated	4.80%	2-15-2024	$4,000,000	$2,300,000

Health Care: 10.09%

Health Care Equipment & Supplies: 0.49%
DJO Finco Incorporated 144A	8.13	6-15-2021	1,000,000	837,500
Universal Hospital Services Incorporated	7.63	8-15-2020	1,000,000	867,500

				1,705,000

Health Care Providers & Services: 7.58%
Community Health Systems Incorporated	8.00	11-15-2019	4,000,000	3,780,000
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	2,000,000	1,995,000
Hanger Orthopedic Group	9.13	11-15-2018	2,900,000	2,320,000
HCA Incorporated	4.75	5-1-2023	4,000,000	4,090,000
HealthSouth Corporation	5.75	11-1-2024	3,000,000	3,030,000
Kindred Healthcare Incorporated	8.75	1-15-2023	4,000,000	3,590,000
Select Medical Corporation	6.38	6-1-2021	3,500,000	3,150,000
Tenet Healthcare Corporation	6.75	6-15-2023	5,000,000	4,550,000

				26,505,000

Pharmaceuticals: 2.02%
Alphabet Holding Company Incorporated (PIK at 8.50%) ¥	7.75	11-1-2017	3,500,000	3,508,750
Endo Finance LLC 144A	6.00	7-15-2023	3,500,000	3,570,000

				7,078,750

Industrials: 9.07%

Aerospace & Defense: 1.30%
DigitalGlobe Incorporated 144A	5.25	2-1-2021	3,000,000	2,610,000
TransDigm Group Incorporated	6.50	7-15-2024	2,000,000	1,950,000

				4,560,000

Airlines: 0.80%
United Continental Holdings Incorporated	6.00	12-1-2020	2,700,000	2,801,250

Building Products: 0.88%
USG Corporation 144A	5.50	3-1-2025	3,000,000	3,067,500

Commercial Services & Supplies: 0.56%
Casella Waste Systems Incorporated	7.75	2-15-2019	2,000,000	1,965,000

Diversified Consumer Services: 0.70%
ADT Corporation «	6.25	10-15-2021	2,500,000	2,437,500

Diversified Telecommunication Services: 0.77%
West Corporation 144A	5.38	7-15-2022	3,000,000	2,685,000

Machinery: 2.19%
Manitowoc Company Incorporated «	8.50	11-1-2020	3,000,000	3,127,500
Navistar International Corporation	8.25	11-1-2021	4,000,000	2,420,000
Terex Corporation	6.00	5-15-2021	2,250,000	2,126,250

				7,673,750

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo High Income Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail: 1.03%
The Hertz Corporation «	5.88%	10-15-2020	$2,750,000	$2,667,500
The Hertz Corporation «	6.25	10-15-2022	1,000,000	951,250

				3,618,750

Trading Companies & Distributors: 0.84%
United Rentals North America Incorporated	5.75	11-15-2024	3,000,000	2,924,400

Information Technology: 2.46%

Communications Equipment: 0.28%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,000,000	990,000

Internet Software & Services: 0.12%
Infor Software Parent LLC 144A	6.50	5-15-2022	500,000	433,750

IT Services: 1.45%
First Data Corporation 144A	5.00	1-15-2024	3,000,000	3,046,890
Neustar Incorporated	4.50	1-15-2023	2,500,000	2,018,750

				5,065,640

Semiconductors & Semiconductor Equipment: 0.61%
Microsemi Corporation 144A	9.13	4-15-2023	2,000,000	2,115,000

Materials: 3.56%

Chemicals: 0.49%
GCP Applied Technologies Corporation 144A	9.50	2-1-2023	1,000,000	1,070,000
Tronox Finance LLC	6.38	8-15-2020	1,000,000	627,500

				1,697,500

Containers & Packaging: 1.87%
Crown Americas Capital Corporation IV	4.50	1-15-2023	2,000,000	2,040,000
Owens-Brockway Glass Container Incorporated 144A«	5.88	8-15-2023	2,000,000	2,060,000
Reynolds Group Holdings	8.25	2-15-2021	2,500,000	2,456,250

				6,556,250

Metals & Mining: 1.20%
AK Steel Corporation	7.63	5-15-2020	1,000,000	605,000
AK Steel Corporation	8.38	4-1-2022	2,840,000	1,476,800
Steel Dynamics Incorporated	5.50	10-1-2024	2,250,000	2,109,375

				4,191,175

Telecommunication Services: 7.16%

Diversified Telecommunication Services: 3.24%
CenturyLink Incorporated	5.63	4-1-2020	3,000,000	3,037,500
Cincinnati Bell Incorporated	8.38	10-15-2020	3,000,000	2,962,500
Frontier Communications Corporation	6.25	9-15-2021	2,615,000	2,317,544
Frontier Communications Corporation 144A	11.00	9-15-2025	3,000,000	3,003,750

				11,321,294

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo High Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 3.92%
Sprint Capital Corporation	6.90%	5-1-2019	$3,000,000	$2,557,500
Sprint Corporation	7.88	9-15-2023	7,000,000	5,166,070
T-Mobile USA Incorporated	6.25	4-1-2021	3,000,000	3,142,500
T-Mobile USA Incorporated	6.50	1-15-2026	2,000,000	2,026,740
Windstream Services LLC	7.75	10-1-2021	1,000,000	806,875

				13,699,685

Utilities: 3.31%

Independent Power & Renewable Electricity Producers: 3.31%
Calpine Corporation	5.38	1-15-2023	1,500,000	1,398,750
Dynergy Incorporated	5.88	6-1-2023	3,000,000	2,295,000
NRG Energy Incorporated	6.63	3-15-2023	3,500,000	2,957,500
TerraForm Power Operating LLC 144A	5.88	2-1-2023	3,000,000	2,250,000
The AES Corporation	5.50	3-15-2024	2,910,000	2,677,200

				11,578,450

Total Corporate Bonds and Notes (Cost $273,288,826)				246,782,114

Loans: 5.37%

Consumer Discretionary: 1.54%

Hotels, Restaurants & Leisure: 0.98%
Aramark Corporation ±	3.25	9-7-2019	3,431,429	3,415,129

Multiline Retail: 0.56%
Michaels Stores Incorporated ±	3.75	1-28-2020	1,994,872	1,968,380

Financials: 0.85%

Diversified Financial Services: 0.85%
Delos Finance SARL ±	3.50	3-6-2021	3,000,000	2,975,010

Industrials: 0.98%

Commercial Services & Supplies: 0.98%
ServiceMaster Company ±	4.25	7-1-2021	3,456,250	3,424,556

Information Technology: 0.90%

Internet Software & Services: 0.90%
Zayo Group LLC ±	3.75	5-6-2021	3,185,357	3,138,915

Telecommunication Services: 1.10%

Wireless Telecommunication Services: 1.10%
SBA Communications Corporation ±	3.25	3-24-2021	3,940,000	3,866,952

Total Loans (Cost $18,975,831)				18,788,942

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo High Income Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 0.78%

Florida: 0.78%
Florida Development Financial Corporation Renaissance Charter School Project Series B (Education Revenue)	7.50%	6-15-2018	$845,000	$850,315
Florida Development Financial Corporation Renaissance Charter School Project Series B (Education Revenue)	8.00	12-15-2018	1,825,000	1,870,771

Total Municipal Obligations (Cost $2,670,000)				2,721,086

Yankee Corporate Bonds and Notes: 12.35%

Consumer Discretionary: 3.28%

Automobiles: 0.81%
Fiat Chrysler Automobiles NV	5.25	4-15-2023	3,000,000	2,835,000

Hotels, Restaurants & Leisure: 0.77%
International Game Technology 144A	6.50	2-15-2025	3,000,000	2,677,500

Media: 1.70%
Altice Luxembourg SA 144A	7.75	5-15-2022	2,000,000	1,935,000
Numericable - Societe Francaise du Radiotelephone 144A	6.25	5-15-2024	2,000,000	1,950,000
Quebecor Media Incorporated	5.75	1-15-2023	2,000,000	2,075,000

				5,960,000

Financials: 2.89%

Banks: 1.09%
Royal Bank of Scotland Group plc	5.13	5-28-2024	4,000,000	3,831,328

Diversified Financial Services: 1.80%
AerCap Ireland Capital Limited	5.00	10-1-2021	3,500,000	3,591,875
Schaeffler Finance BV 144A	4.75	5-15-2023	1,670,000	1,632,425
Schaeffler Holding Finance BV 144A	6.75	11-15-2022	1,000,000	1,060,000

				6,284,300

Health Care: 0.84%

Pharmaceuticals: 0.84%
Mallinckrodt International Finance SA	3.50	4-15-2018	3,000,000	2,940,000

Information Technology: 0.75%

Semiconductors & Semiconductor Equipment: 0.75%
NXP Funding LLC 144A	5.75	2-15-2021	2,500,000	2,600,000

Materials: 3.00%

Chemicals: 0.84%
Ineos Group Holdings plc 144A«	5.88	2-15-2019	3,000,000	2,955,000

Containers & Packaging: 0.74%
Ardagh Holdings USA Incorporated 144A	6.75	1-31-2021	2,750,000	2,581,563

Metals & Mining: 0.26%
ArcelorMittal SA «	7.25	2-25-2022	1,000,000	900,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo High Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Paper & Forest Products: 1.16%
Sappi Papier Holding GmbH 144A	6.63%	4-15-2021	$4,000,000	$4,050,000

Telecommunication Services: 1.59%

Diversified Telecommunication Services: 1.59%
Intelsat Luxembourg SA	7.75	6-1-2021	5,000,000	1,500,000
Virgin Media Finance plc 144A	5.75	1-15-2025	2,000,000	1,990,000
Virgin Media Finance plc 144A	6.38	4-15-2023	2,000,000	2,080,000

				5,570,000

Total Yankee Corporate Bonds and Notes (Cost $47,532,231)				43,184,691

	Yield		Shares
Short-Term Investments: 13.02%

Investment Companies: 13.02%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.41		19,121,687	19,121,687
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.43		26,422,567	26,422,567

Total Short-Term Investments (Cost $45,544,254)				45,544,254

Total investments in securities (Cost $388,011,142) *	102.09%	357,021,087
Other assets and liabilities, net	(2.09)	(7,317,627)

Total net assets	100.00%	$349,703,460

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security

%%	The security is issued on a when-issued basis.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $388,026,333 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,519,330
Gross unrealized losses	(34,524,576)

Net unrealized losses	$(31,005,246)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo High Income Fund	Statement of assets and liabilities—February 29, 2016 (unaudited)

Assets
Investments
In unaffiliated securities (including $18,697,810 of securities loaned), at value (cost $342,466,888)	$311,476,833
In affiliated securities, at value (cost $45,544,254)	45,544,254

Total investments, at value (cost $388,011,142)	357,021,087
Receivable for investments sold	4,292,396
Receivable for Fund shares sold	6,420,873
Receivable for interest	5,505,967
Receivable for securities lending income	18,321
Prepaid expenses and other assets	40,509

Total assets	373,299,153

Liabilities
Dividends payable	301,160
Payable for investments purchased	2,995,000
Payable for Fund shares redeemed	910,265
Payable upon receipt of securities loaned	19,121,687
Management fee payable	110,918
Distribution fees payable	9,258
Administration fees payable	35,010
Accrued expenses and other liabilities	112,395

Total liabilities	23,595,693

Total net assets	$349,703,460

NET ASSETS CONSIST OF
Paid-in capital	$419,786,714
Overdistributed net investment income	(46,842)
Accumulated net realized losses on investments	(39,046,357)
Net unrealized losses on investments	(30,990,055)

Total net assets	$349,703,460

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$201,777,485
Shares outstanding – Class A1	32,698,997
Net asset value per share – Class A	$6.17
Maximum offering price per share – Class A2	$6.46
Net assets – Class B	$105,058
Shares outstanding – Class B1	17,032
Net asset value per share – Class B	$6.17
Net assets – Class C	$15,716,766
Shares outstanding – Class C1	2,547,411
Net asset value per share – Class C	$6.17
Net assets – Administrator Class	$22,886,656
Shares outstanding – Administrator Class[1]	3,667,819
Net asset value per share – Administrator Class	$6.24
Net assets – Institutional Class	$109,217,495
Shares outstanding – Institutional Class[1]	17,534,634
Net asset value per share – Institutional Class	$6.23

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 29, 2016 (unaudited)	Wells Fargo High Income Fund	15

Investment income
Interest	$11,950,768
Securities lending income, net	91,762
Income from affiliated securities	31,530

Total investment income	12,074,060

Expenses
Management fee	1,031,977
Administration fees
Class A	128,750
Class B	107
Class C	13,645
Administrator Class	11,573
Institutional Class	47,838
Investor Class	51,677 [1]
Shareholder servicing fees
Class A	201,172
Class B	168
Class C	21,321
Administrator Class	24,544
Investor Class	67,354 [1]
Distribution fees
Class B	504
Class C	63,961
Custody and accounting fees	14,831
Professional fees	27,462
Registration fees	48,261
Shareholder report expenses	32,057
Trustees’ fees and expenses	6,678
Other fees and expenses	6,667

Total expenses	1,800,547
Less: Fee waivers and/or expense reimbursements	(274,586)

Net expenses	1,525,961

Net investment income	10,548,099

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(19,711,405)
Futures transactions	123,413

Net realized losses on investments	(19,587,992)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(7,656,801)
Futures transactions	(203,316)

Net change in unrealized gains (losses) on investments	(7,860,117)

Net realized and unrealized gains (losses) on investments	(27,448,109)

Net decrease in net assets resulting from operations	$(16,900,010)

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo High Income Fund	Statement of changes in net assets

	Six months ended February 29, 2016 (unaudited)		Year ended August 31, 2015

Operations
Net investment income		$10,548,099		$26,817,796
Net realized losses on investments		(19,587,992)		(19,552,677)
Net change in unrealized gains (losses) on investments		(7,860,117)		(33,634,917)

Net decrease in net assets resulting from operations		(16,900,010)		(26,369,798)

Distributions to shareholders from
Net investment income
Class A		(4,501,854)		(3,438,812)
Class B		(3,186)		(13,181)
Class C		(407,825)		(964,110)
Administrator Class		(651,476)		(4,275,963)
Institutional Class		(3,543,272)		(6,767,866)
Investor Class		(1,441,654)[1]		(11,357,864)
Net realized gains
Class A		0		(969,256)
Class B		0		(4,641)
Class C		0		(329,907)
Administrator Class		0		(1,216,589)
Institutional Class		0		(1,577,413)
Investor Class		0 [1]		(3,110,108)

Total distributions to shareholders		(10,549,267)		(34,025,710)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	31,470,955	205,583,576	2,385,439	16,516,128
Class B	1,609	10,505	215	1,490
Class C	81,051	514,528	142,066	992,784
Administrator Class	758,814	4,778,420	2,599,187	18,252,362
Institutional Class	8,656,194	57,386,828	9,831,357	68,763,262
Investor Class	2,546,874 [1]	16,678,998 [1]	11,226,065	78,579,771

		284,952,855		183,105,797

Reinvestment of distributions
Class A	654,455	4,096,662	617,709	4,276,903
Class B	387	2,450	2,193	15,217
Class C	61,252	386,053	178,104	1,232,399
Administrator Class	100,079	638,356	778,068	5,443,239
Institutional Class	326,485	2,077,066	454,543	3,178,002
Investor Class	109,514 [1]	701,984 [1]	1,849,895	12,873,589

		7,902,571		27,019,349

Payment for shares redeemed
Class A	(7,872,929)	(49,687,425)	(5,407,997)	(37,617,999)
Class B	(14,362)	(92,366)	(44,840)	(316,746)
Class C	(462,701)	(2,912,610)	(1,200,156)	(8,371,010)
Administrator Class	(7,792,200)	(51,918,694)	(6,146,825)	(43,257,396)
Institutional Class	(5,260,313)	(33,415,585)	(12,944,454)	(89,504,800)
Investor Class	(30,470,510)[1]	(200,533,610)[1]	(24,564,932)	(172,729,048)

		(338,560,290)		(351,796,999)

Net decrease in net assets resulting from capital share transactions		(45,704,864)		(141,671,853)

Total decrease in net assets		(73,154,141)		(202,067,361)

Net assets
Beginning of period		422,857,601		624,924,962

End of period		$349,703,460		$422,857,601

Overdistributed net investment income		$(46,842)		$(45,674)

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Income Fund	17

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$6.61	$7.42	$7.50	$7.63	$7.17	$7.14
Net investment income	0.17 [1]	0.35 [1]	0.39 [1]	0.43	0.46	0.50
Net realized and unrealized gains (losses) on investments	(0.44)	(0.71)	0.23	(0.10)	0.47	0.03

Total from investment operations	(0.27)	(0.36)	0.62	0.33	0.93	0.53
Distributions to shareholders from
Net investment income	(0.17)	(0.35)	(0.39)	(0.42)	(0.47)	(0.50)
Net realized gains	0.00	(0.10)	(0.31)	(0.04)	0.00	0.00

Total distributions to shareholders	(0.17)	(0.45)	(0.70)	(0.46)	(0.47)	(0.50)
Net asset value, end of period	$6.17	$6.61	$7.42	$7.50	$7.63	$7.17
Total return[2]	(4.05)%	(5.00)%	8.60%	4.42%	13.30%	7.41%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.01%	1.01%	0.99%	1.00%	1.01%
Net expenses	0.91%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	5.59%	5.01%	5.22%	5.52%	6.30%	6.77%
Supplemental data
Portfolio turnover rate	15%	51%	46%	60%	22%	78%
Net assets, end of period (000s omitted)	$201,777	$55,873	$80,478	$99,410	$123,727	$102,361

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$6.61	$7.42	$7.50	$7.63	$7.17	$7.13
Net investment income	0.15 [1]	0.30 [1]	0.34 [1]	0.37 [1]	0.41 [1]	0.45
Net realized and unrealized gains (losses) on investments	(0.44)	(0.71)	0.22	(0.09)	0.46	0.04

Total from investment operations	(0.29)	(0.41)	0.56	0.28	0.87	0.49
Distributions to shareholders from
Net investment income	(0.15)	(0.30)	(0.33)	(0.37)	(0.41)	(0.45)
Net realized gains	0.00	(0.10)	(0.31)	(0.04)	0.00	0.00

Total distributions to shareholders	(0.15)	(0.40)	(0.64)	(0.41)	(0.41)	(0.45)
Net asset value, end of period	$6.17	$6.61	$7.42	$7.50	$7.63	$7.17
Total return[2]	(4.41)%	(5.71)%	7.79%	3.64%	12.46%	6.76%
Ratios to average net assets (annualized)
Gross expenses	1.78%	1.76%	1.76%	1.74%	1.75%	1.76%
Net expenses	1.66%	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	4.74%	4.27%	4.51%	4.77%	5.59%	6.04%
Supplemental data
Portfolio turnover rate	15%	51%	46%	60%	22%	78%
Net assets, end of period (000s omitted)	$105	$194	$533	$1,047	$1,470	$2,452

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Income Fund	19

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$6.61	$7.42	$7.50	$7.63	$7.17	$7.14
Net investment income	0.15 [1]	0.30 [1]	0.32	0.37	0.41	0.45
Net realized and unrealized gains (losses) on investments	(0.44)	(0.71)	0.24	(0.09)	0.46	0.03

Total from investment operations	(0.29)	(0.41)	0.56	0.28	0.87	0.48
Distributions to shareholders from
Net investment income	(0.15)	(0.30)	(0.33)	(0.37)	(0.41)	(0.45)
Net realized gains	0.00	(0.10)	(0.31)	(0.04)	0.00	0.00

Total distributions to shareholders	(0.15)	(0.40)	(0.64)	(0.41)	(0.41)	(0.45)
Net asset value, end of period	$6.17	$6.61	$7.42	$7.50	$7.63	$7.17
Total return[2]	(4.41)%	(5.71)%	7.80%	3.65%	12.47%	6.62%
Ratios to average net assets (annualized)
Gross expenses	1.78%	1.76%	1.76%	1.74%	1.75%	1.76%
Net expenses	1.66%	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	4.78%	4.27%	4.48%	4.76%	5.56%	6.01%
Supplemental data
Portfolio turnover rate	15%	51%	46%	60%	22%	78%
Net assets, end of period (000s omitted)	$15,717	$18,968	$27,791	$31,534	$32,089	$30,645

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$6.68	$7.49	$7.58	$7.70	$7.24	$7.20
Net investment income	0.18	0.36	0.40	0.44	0.48	0.51
Net realized and unrealized gains (losses) on investments	(0.44)	(0.71)	0.22	(0.08)	0.46	0.04

Total from investment operations	(0.26)	(0.35)	0.62	0.36	0.94	0.55
Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.40)	(0.44)	(0.48)	(0.51)
Net realized gains	0.00	(0.10)	(0.31)	(0.04)	0.00	0.00

Total distributions to shareholders	(0.18)	(0.46)	(0.71)	(0.48)	(0.48)	(0.51)
Net asset value, end of period	$6.24	$6.68	$7.49	$7.58	$7.70	$7.24
Total return[1]	(3.93)%	(4.81)%	8.53%	4.68%	13.36%	7.66%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.92%	0.94%	0.91%	0.90%	0.92%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.79%
Net investment income	5.63%	5.12%	5.31%	5.57%	6.37%	6.73%
Supplemental data
Portfolio turnover rate	15%	51%	46%	60%	22%	78%
Net assets, end of period (000s omitted)	$22,887	$70,841	$100,159	$64,626	$33,395	$14,654

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Income Fund	21

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$6.68	$7.49	$7.57	$7.70	$7.24	$7.20
Net investment income	0.19	0.38	0.43	0.46	0.50	0.54
Net realized and unrealized gains (losses) on investments	(0.45)	(0.71)	0.22	(0.09)	0.46	0.04

Total from investment operations	(0.26)	(0.33)	0.65	0.37	0.96	0.58
Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.42)	(0.46)	(0.50)	(0.54)
Net realized gains	0.00	(0.10)	(0.31)	(0.04)	0.00	0.00

Total distributions to shareholders	(0.19)	(0.48)	(0.73)	(0.50)	(0.50)	(0.54)
Net asset value, end of period	$6.23	$6.68	$7.49	$7.57	$7.70	$7.24
Total return[1]	(3.94)%	(4.52)%	9.01%	4.85%	13.69%	7.98%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.68%	0.68%	0.66%	0.67%	0.68%
Net expenses	0.51%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.93%	5.41%	5.65%	5.92%	6.69%	7.15%
Supplemental data
Portfolio turnover rate	15%	51%	46%	60%	22%	78%
Net assets, end of period (000s omitted)	$109,217	$92,216	$123,288	$217,648	$302,894	$238,490

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo High Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Income Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

Notes to financial statements (unaudited)	Wells Fargo High Income Fund	23

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

24	Wells Fargo High Income Fund	Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2015, the Fund had capital loss carryforwards which consist of $112,566 in short-term capital losses and $3,953,475 in long-term capital losses.

As of August 31, 2015, the Fund had current year deferred post-October capital losses consisting of $5,971,737 in short-term losses and $9,202,081 in long-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$246,782,114	$0	$246,782,114

Loans	0	18,788,942	0	18,788,942

Municipal obligations	0	2,721,086	0	2,721,086

Yankee corporate bonds and notes	0	43,184,691	0	43,184,691

Short-term investments
Investment companies	26,422,567	0	0	26,422,567
Investments measured at net asset value*				19,121,687
Total assets	$26,422,567	$311,476,833	$0	$357,021,087

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $19,121,687 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo High Income Fund	25

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.55% and declining to 0.43% as the average daily net assets of the Fund increase. For the six months ended February 29, 2016, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.93% for Class A shares, 1.68% for Class B shares, 1.68% for Class C shares, 0.83% for Administrator Class shares, and 0.53% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to January 1, 2016, the Fund’s expenses were capped at 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, 0.80% for Administrator Class shares, and 0.50% for Institutional Class shares.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 29, 2016, Funds Distributor received $851 from the sale of Class A shares.

26	Wells Fargo High Income Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 29, 2016 were $54,209,500 and $105,093,888, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

As of February 29, 2016, the Fund did not have any open futures contracts. The Fund had an average notional amount of $8,274,285 in short futures contracts during the six months ended February 29, 2016.

The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. For the six months ended February 29, 2016, the Fund paid $869 in commitment fees.

For the six months ended February 29, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REORGANIZATION

At a regular meeting of the Board of Trustees held on February 17-18, 2016, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo High Yield Bond Fund will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo High Yield Bond Fund.

A Special Meeting of Shareholders of the Fund will be held on June 28, 2016 to consider and vote on the Plan. On or about May 2, 2016, materials for this meeting will be mailed to shareholders of record on April 15, 2016.

Other information (unaudited)	Wells Fargo High Income Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo High Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo High Income Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo High Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241408 04-16 SA217/SAR217 2-16

Semi-Annual Report

February 29, 2016

Wells Fargo High Yield Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo High Yield Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

U.S. economic growth continued at a moderate pace during the six-month period.

The dramatic and persistent decline in the oil price pressured several energy firms, leading to layoffs and debt defaults.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo High Yield Bond Fund for the six-month period that ended February 29, 2016. The period was marked by substantial volatility for high-yield bond markets, driven in part by continued weakness in energy- and commodity-related bonds. However, investment-grade bonds continued to benefit from low interest rates—despite a December rate hike by the U.S. Federal Reserve (Fed)—and a generally benign credit cycle.

The Fed’s rate hike supported the view of a sluggish but resilient U.S. economy.

U.S. economic growth continued at a moderate pace during the six-month period. The unemployment rate continued to slowly improve, easing from 5.1% in September 2015 to 4.9% in February 2016. Reported gross domestic product growth increased at an annual rate of 1.4% in the fourth quarter of 2015, according to the third estimate from the Bureau of Economic Analysis. In addition, the core personal consumption expenditures deflator, the Fed’s favorite measure of inflation, remained below the Fed’s longer-term objective of 2%.

The combination of moderate economic growth and low inflation allowed the Federal Open Market Committee (FOMC) to raise its key rate in December 2015 by 0.25%, to a range between 0.25% and 0.50%. In its accompanying statement, the FOMC said it “currently expects that, with gradual adjustments in the stance of monetary policy, economic activity will continue to expand at a moderate pace and labor market indicators will continue to strengthen.”

Low interest rates supported investment-grade bonds, but falling commodity prices affected high-yield bonds.

Despite the FOMC’s December rate hike, interest rates remained low on an absolute basis. Moreover, the FOMC’s guidance led investors to believe that the path of future rate increases would be gradual. The combination of low interest rates and a resilient economy tended to support the investment-grade bond market. For example, the Barclays Corporate Bond Index1 posted a 1.33% return for the six-month period.

By contrast, the high-yield bond market showed weakness. The Barclays U.S. Corporate High Yield Bond Index2 posted a 5.61% loss for the six-month period. A major negative factor was the number of energy companies with outstanding high-yield debt. These firms were able to sell oil at a price approximating $100 per barrel in 2008; in early 2016, the West Texas Intermediate oil benchmark consistently traded at less than $40 per barrel. The dramatic and persistent decline in the oil price pressured several energy firms, leading to layoffs and debt defaults. A similar decline in the prices of industrial commodities weighed on the high-yield metals and mining industry.

Liquidity-related concerns also pressured the high-yield bond market, especially in the fourth quarter of 2015. Notably, a high-yield bond mutual fund had to lock investors out of redeeming shares and close the fund. While that fund’s aggressive (and illiquid) investments led to its eventual issues, that event put pressure on

[1]	The Barclays Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

[2]	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar–denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo High Yield Bond Fund	3

certain securities, especially the lower-quality securities that the fund in question preferred. The effect of the fund’s closure was heightened by the fact that December tends to be a low activity month, magnifying inflows and outflows.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret D. Patel

Average annual total returns (%) as of February 29, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKHAX)	1-20-1998	(8.11)	3.34	5.41	(3.67)	4.30	5.90	1.04	1.03
Class B (EKHBX)*	9-11-1935	(9.02)	3.19	5.36	(4.39)	3.52	5.36	1.79	1.78
Class C (EKHCX)	1-21-1998	(5.39)	3.52	5.12	(4.39)	3.52	5.12	1.79	1.78
Administrator Class (EKHYX)	4-14-1998	–	–	–	(3.14)	4.60	6.19	0.98	0.80
Institutional Class (EKHIX)	10-31-2014	–	–	–	(3.65)	4.56	6.17	0.71	0.70
BofA Merrill Lynch U.S. High Yield Master II Constrained Index[4]	–	–	–	–	(8.51)	3.89	6.47	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment-grade bond investments, such as credit risk (for example, risk of issuer default), below investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo High Yield Bond Fund	5

Ten largest holdings as of February 29, 2016[5]
CommScope Incorporated, 5.50%, 6-15-2024	3.75
Huntington Ingalls Industries Incorporated, 5.00%, 11-15-2025	3.74
Clean Harbors Incorporated, 5.13%, 6-1-2021	2.78
Tronox Finance LLC, 6.38%, 8-15-2020	2.74
Olin Corporation, 5.50%, 8-15-2022	2.73
Rayonier Advanced Materials Products Incorporated, 5.50%, 6-1-2024	2.64
Constellation Brands Incorporated, 4.75%, 11-15-2024	2.59
HCA Incorporated, 5.38%, 2-1-2025	2.35
Penske Auto Group Incorporated, 5.75%, 10-1-2022	2.19
Quintiles Transnational Corporation, 4.88%, 5-15-2023	2.16

Credit quality as of February 29, 2016[6]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen High Income Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$989.09	$5.15	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	$5.23	1.03%
Class B
Actual	$1,000.00	$985.40	$8.88	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.19	$9.02	1.78%
Class C
Actual	$1,000.00	$985.42	$8.88	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.19	$9.02	1.78%
Administrator Class
Actual	$1,000.00	$993.42	$4.01	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%
Institutional Class
Actual	$1,000.00	$987.57	$3.50	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo High Yield Bond Fund	7

Security name	Shares	Value

Common Stocks: 8.62%

Consumer Discretionary: 0.84%

Auto Components: 0.17%
Gentex Corporation	30,000	$436,800

Household Durables: 0.67%
Harman International Industries Incorporated	6,000	460,080
Jarden Corporation †	10,000	528,800
Leggett & Platt Incorporated	15,000	669,900

		1,658,780

Consumer Staples: 0.87%

Food Products: 0.43%
ConAgra Foods Incorporated	25,000	1,051,500

Personal Products: 0.44%
The Estee Lauder Companies Incorporated Class A	12,000	1,095,960

Energy: 0.44%

Oil, Gas & Consumable Fuels: 0.44%
Columbia Pipeline Group Incorporated	45,000	816,750
EQT Corporation	5,000	278,700

		1,095,450

Financials: 0.39%

Real Estate Management & Development: 0.20%
CBRE Group Incorporated Class A †	20,000	508,200

REITs: 0.19%
Saul Centers Incorporated	9,629	471,628

Health Care: 1.31%

Biotechnology: 0.08%
Baxalta Incorporated	5,000	192,600

Health Care Equipment & Supplies: 0.85%
C.R. Bard Incorporated	4,000	769,520
Medtronic plc	15,000	1,160,850
West Pharmaceutical Services Incorporated	3,000	186,060

		2,116,430

Life Sciences Tools & Services: 0.38%
Quintiles Transnational Holdings Incorporated †	15,000	940,650

Industrials: 0.99%

Aerospace & Defense: 0.46%
Huntington Ingalls Industries Incorporated	5,000	655,300
Raytheon Company	4,000	495,400

		1,150,700

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo High Yield Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name			Shares	Value

Machinery: 0.53%
John Bean Technologies Corporation			25,000	$1,315,000

Information Technology: 0.26%

Electronic Equipment, Instruments & Components: 0.06%
FEI Company			2,000	162,480

Internet Software & Services: 0.20%
Akamai Technologies Incorporated †			9,000	485,730

Utilities: 3.52%

Electric Utilities: 0.23%
NextEra Energy Incorporated			5,000	564,100

Gas Utilities: 0.42%
Atmos Energy Corporation			15,000	1,041,150

Multi-Utilities: 2.87%
CMS Energy Corporation			30,000	1,186,800
Dominion Resources Incorporated			20,000	1,398,400
DTE Energy Company			25,000	2,103,000
NiSource Incorporated			10,000	214,800
Sempra Energy			23,000	2,219,730

				7,122,730

Total Common Stocks (Cost $21,418,906)				21,409,888

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 80.97%

Consumer Discretionary: 10.70%

Auto Components: 3.70%
American Axle Manufacturing Incorporated «	6.63%	10-15-2022	$2,250,000	2,278,125
Dana Holding Corporation	5.50	12-15-2024	2,000,000	1,862,500
Lear Corporation	4.75	1-15-2023	5,000,000	5,050,000

				9,190,625

Hotels, Restaurants & Leisure: 1.26%
Speedway Motorsports Incorporated	5.13	2-1-2023	3,115,000	3,130,575

Household Durables: 0.33%
Jarden Corporation 144A	5.00	11-15-2023	800,000	828,000

Media: 1.43%
DISH DBS Corporation	5.00	3-15-2023	4,000,000	3,540,000

Specialty Retail: 3.98%
Group 1 Automotive Incorporated	5.00	6-1-2022	5,000,000	4,675,000
Penske Auto Group Incorporated	5.75	10-1-2022	5,200,000	5,200,000

				9,875,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo High Yield Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 2.52%

Beverages: 2.52%
Constellation Brands Incorporated	4.75%	11-15-2024	$5,876,000	$6,155,110
Constellation Brands Incorporated	4.75	12-1-2025	100,000	104,500

				6,259,610

Energy: 2.31%

Energy Equipment & Services: 1.36%
Bristow Group Incorporated	6.25	10-15-2022	5,990,000	3,384,350

Oil, Gas & Consumable Fuels: 0.95%
ONEOK Incorporated	7.50	9-1-2023	1,000,000	865,000
ONEOK Incorporated	4.25	2-1-2022	2,000,000	1,485,000

				2,350,000

Financials: 6.59%

REITs: 6.59%
Crown Castle International Corporation	4.88	4-15-2022	3,000,000	3,135,000
Crown Castle International Corporation	5.25	1-15-2023	4,000,000	4,235,000
Iron Mountain Incorporated	5.75	8-15-2024	5,000,000	5,006,250
Sabra Health Care Incorporated	5.38	6-1-2023	4,000,000	3,982,000

				16,358,250

Health Care: 13.69%

Health Care Equipment & Supplies: 0.39%
Halyard Health Incorporated	6.25	10-15-2022	1,000,000	975,000

Health Care Providers & Services: 9.46%
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	2,000,000	2,035,000
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	4,265,000	4,488,913
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	4,529,000	4,947,933
HCA Incorporated	5.38	2-1-2025	5,500,000	5,603,125
HealthSouth Corporation	5.13	3-15-2023	5,000,000	4,925,000
HealthSouth Corporation 144A	5.75	9-15-2025	1,500,000	1,488,750

				23,488,721

Life Sciences Tools & Services: 2.07%
Quintiles Transnational Corporation 144A	4.88	5-15-2023	5,000,000	5,137,500

Pharmaceuticals: 1.77%
AMAG Pharmaceuticals Incorporated 144A	7.88	9-1-2023	1,500,000	1,305,000
Horizon Pharma plc «144A	6.63	5-1-2023	3,500,000	3,080,000

				4,385,000

Industrials: 13.83%

Aerospace & Defense: 7.94%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	8,500,000	8,909,020
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	4,900,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo High Yield Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Orbital ATK Incorporated	5.25%	10-1-2021	$3,675,000	$3,743,906
Orbital ATK Incorporated 144A	5.50	10-1-2023	2,100,000	2,168,250

				19,721,176

Commercial Services & Supplies: 4.34%
Berry Plastics Corporation «144A	6.00	10-15-2022	4,000,000	4,160,000
Clean Harbors Incorporated	5.13	6-1-2021	6,663,000	6,604,699

				10,764,699

Machinery: 1.55%
Oshkosh Corporation	5.38	3-1-2025	3,900,000	3,851,250

Information Technology: 11.83%

Communications Equipment: 3.59%
CommScope Incorporated 144A	5.50	6-15-2024	9,200,000	8,924,000

Electronic Equipment, Instruments & Components: 2.32%
Anixter International Incorporated	5.13	10-1-2021	1,000,000	978,750
Belden Incorporated 144A	5.25	7-15-2024	485,000	441,350
Belden Incorporated 144A	5.50	9-1-2022	4,500,000	4,342,500

				5,762,600

IT Services: 2.07%
Neustar Incorporated «	4.50	1-15-2023	6,350,000	5,127,625

Semiconductors & Semiconductor Equipment: 3.85%
Micron Technology Incorporated 144A	5.25	8-1-2023	2,000,000	1,710,000
Micron Technology Incorporated	5.50	2-1-2025	4,900,000	4,140,500
Microsemi Corporation 144A	9.13	4-15-2023	3,500,000	3,701,250

				9,551,750

Materials: 17.77%

Chemicals: 12.07%
A. Schulman Incorporated 144A	6.88	6-1-2023	4,200,000	3,990,000
Celanese U.S. Holdings LLC	4.63	11-15-2022	4,729,000	4,681,710
Huntsman International LLC «	4.88	11-15-2020	1,000,000	942,500
Olin Corporation	5.50	8-15-2022	6,750,000	6,496,875
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	7,775,000	6,278,313
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	1,000,000	1,040,000
Tronox Finance LLC	6.38	8-15-2020	10,400,000	6,526,000

				29,955,398

Containers & Packaging: 3.70%
Ball Corporation	4.00	11-15-2023	1,500,000	1,462,500
Ball Corporation	5.00	3-15-2022	4,000,000	4,165,000
Berry Plastics Corporation	5.13	7-15-2023	2,000,000	2,000,000
Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,563,750

				9,191,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining: 0.16%
Commercial Metals Company	4.88%	5-15-2023	$150,000	$129,000
Steel Dynamics Incorporated	5.50	10-1-2024	300,000	281,250

				410,250

Paper & Forest Products: 1.84%
P.H. Glatfelter Company	5.38	10-15-2020	4,630,000	4,560,550

Utilities: 1.73%

Electric Utilities: 1.73%
DPL Incorporated	7.25	10-15-2021	4,375,000	4,298,438

Total Corporate Bonds and Notes (Cost $214,242,344)				201,021,617

Yankee Corporate Bonds and Notes: 6.25%

Health Care: 1.90%

Pharmaceuticals: 1.90%
Mallinckrodt plc 144A	5.50	4-15-2025	5,000,000	4,712,500

Industrials: 2.44%

Electrical Equipment: 2.44%
Sensata Technologies BV 144A	4.88	10-15-2023	3,000,000	2,962,500
Sensata Technologies BV 144A	5.63	11-1-2024	3,000,000	3,090,000

				6,052,500

Information Technology: 1.91%

Technology Hardware, Storage & Peripherals: 1.91%
Seagate HDD (Cayman)	4.75	6-1-2023	4,140,000	3,345,741
Seagate HDD (Cayman) 144A	4.88	6-1-2027	2,000,000	1,407,353

				4,753,094

Total Yankee Corporate Bonds and Notes (Cost $16,797,934)				15,518,094

	Yield		Shares
Short-Term Investments: 6.24%

Investment Companies: 6.24%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.41		6,518,816	6,518,816
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.43		8,958,923	8,958,923

Total Short-Term Investments (Cost $15,477,739)				15,477,739

Total investments in securities (Cost $267,936,923) *	102.08%	253,427,338
Other assets and liabilities, net	(2.08)	(5,163,903)

Total net assets	100.00%	$248,263,435

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo High Yield Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $267,893,788 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,267,504
Gross unrealized losses	(17,733,954)

Net unrealized losses	$(14,466,450)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 29, 2016 (unaudited)	Wells Fargo High Yield Bond Fund	13

Assets
Investments
In unaffiliated securities (including $6,379,384 of securities loaned), at value (cost $252,459,184)	$237,949,599
In affiliated securities, at value (cost $15,477,739)	15,477,739

Total investments, at value (cost $267,936,923)	253,427,338
Cash	1,459,208
Foreign currency, at value (cost $45)	38
Receivable for investments sold	900,300
Receivable for Fund shares sold	996,302
Receivable for dividends and interest	3,326,268
Receivable for securities lending income	5,172
Prepaid expenses and other assets	143,791

Total assets	260,258,417

Liabilities
Dividends payable	76,323
Payable for investments purchased	4,603,207
Payable for Fund shares redeemed	489,331
Payable upon receipt of securities loaned	6,518,816
Management fee payable	96,747
Distribution fees payable	32,175
Administration fees payable	29,081
Accrued expenses and other liabilities	149,302

Total liabilities	11,994,982

Total net assets	$248,263,435

NET ASSETS CONSIST OF
Paid-in capital	$319,955,636
Overdistributed net investment income	(119,927)
Accumulated net realized losses on investments	(57,062,682)
Net unrealized losses on investments	(14,509,592)

Total net assets	$248,263,435

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$167,754,968
Shares outstanding – Class A1	54,799,651
Net asset value per share – Class A	$3.06
Maximum offering price per share – Class A2	$3.20
Net assets – Class B	$1,179,620
Shares outstanding – Class B1	385,167
Net asset value per share – Class B	$3.06
Net assets – Class C	$53,861,589
Shares outstanding – Class C1	17,591,413
Net asset value per share – Class C	$3.06
Net assets – Administrator Class	$17,490,576
Shares outstanding – Administrator Class[1]	5,704,842
Net asset value per share – Administrator Class	$3.07
Net assets – Institutional Class	$7,976,682
Shares outstanding – Institutional Class[1]	2,604,765
Net asset value per share – Institutional Class	$3.06

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo High Yield Bond Fund	Statement of operations—six months ended February 29, 2016 (unaudited)

Investment income
Interest	$6,296,404
Dividends	203,169
Securities lending income, net	22,529
Income from affiliated securities	5,800

Total investment income	6,527,902

Expenses
Management fee	678,844
Administration fees
Class A	134,977
Class B	1,136
Class C	45,040
Administrator Class	6,542
Institutional Class	2,931
Shareholder servicing fees
Class A	210,901
Class B	1,775
Class C	70,374
Administrator Class	16,354
Distribution fees
Class B	5,325
Class C	211,123
Custody and accounting fees	10,927
Professional fees	31,121
Registration fees	41,141
Shareholder report expenses	24,666
Trustees’ fees and expenses	7,385
Other fees and expenses	5,535

Total expenses	1,506,097
Less: Fee waivers and/or expense reimbursements	(45,499)

Net expenses	1,460,598

Net investment income	5,067,304

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(2,880,626)
Net change in unrealized gains (losses) on investments	(5,171,613)

Net realized and unrealized gains (losses) on investments	(8,052,239)

Net decrease in net assets resulting from operations	$(2,984,935)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo High Yield Bond Fund	15

	Six months ended February 29, 2016 (unaudited)		Year ended August 31, 2015

Operations
Net investment income		$5,067,304		$11,161,399
Net realized gains (losses) on investments		(2,880,626)		2,411,089
Net change in unrealized gains (losses) on investments		(5,171,613)		(19,579,630)

Net decrease in net assets resulting from operations		(2,984,935)		(6,007,142)

Distributions to shareholders from
Net investment income
Class A		(3,592,703)		(8,019,970)
Class B		(24,807)		(93,822)
Class C		(987,830)		(2,197,041)
Administrator Class		(293,945)		(796,962)
Institutional Class		(168,019)		(52,204)[1]

Total distributions to shareholders		(5,067,304)		(11,159,999)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,684,753	8,219,177	11,660,936	38,274,681
Class B	53	164	52,608	173,419
Class C	387,762	1,190,325	780,954	2,557,227
Administrator Class	2,059,598	6,280,965	1,586,653	5,225,031
Institutional Class	3,157,089	9,841,492	1,709,640 [1]	5,538,268 [1]

		25,532,123		51,768,626

Reinvestment of distributions
Class A	1,045,334	3,214,612	2,163,645	7,069,289
Class B	7,508	23,097	25,351	82,962
Class C	298,029	916,504	619,791	2,025,306
Administrator Class	88,783	273,721	223,657	732,250
Institutional Class	42,737	131,264	6,536 [1]	20,901 [1]

		4,559,198		9,930,708

Payment for shares redeemed
Class A	(5,708,150)	(17,581,563)	(19,652,201)	(64,201,730)
Class B	(213,632)	(662,826)	(670,606)	(2,199,762)
Class C	(2,323,660)	(7,146,144)	(3,849,430)	(12,539,667)
Administrator Class	(593,861)	(1,829,621)	(3,665,523)	(11,914,124)
Institutional Class	(2,126,236)	(6,510,402)	(185,001)[1]	(603,958)[1]

		(33,730,556)		(91,459,241)

Net decrease in net assets resulting from capital share transactions		(3,639,235)		(29,759,907)

Total decrease in net assets		(11,691,474)		(46,927,048)

Net assets
Beginning of period		259,954,909		306,881,957

End of period		$248,263,435		$259,954,909

Overdistributed net investment income		$(119,927)		$(119,927)

[1]	For the period from October 31, 2014 (commencement of class operations) to August 31, 2015

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$3.16	$3.35	$3.15	$3.18	$3.03	$3.05
Net investment income	0.07	0.13	0.14	0.15	0.20	0.21
Net realized and unrealized gains (losses) on investments	(0.10)	(0.19)	0.20	(0.03)	0.15	(0.02)

Total from investment operations	(0.03)	(0.06)	0.34	0.12	0.35	0.19
Distributions to shareholders from
Net investment income	(0.07)	(0.13)	(0.14)	(0.15)	(0.20)	(0.21)
Net asset value, end of period	$3.06	$3.16	$3.35	$3.15	$3.18	$3.03
Total return[1]	(1.09)%	(1.79)%	11.02%	3.78%	12.00%	6.07%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.04%	1.03%	1.04%	1.02%	1.02%
Net expenses	1.03%	1.03%	1.03%	1.03%	1.02%	1.02%
Net investment income	4.26%	4.04%	4.35%	4.65%	6.52%	6.60%
Supplemental data
Portfolio turnover rate	17%	55%	40%	95%	37%	70%
Net assets, end of period (000s omitted)	$167,755	$179,357	$210,005	$225,743	$261,938	$240,653

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$3.16	$3.36	$3.15	$3.18	$3.03	$3.05
Net investment income	0.05 [1]	0.11 [1]	0.12	0.13	0.18 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	(0.10)	(0.20)	0.21	(0.03)	0.15	(0.02)

Total from investment operations	(0.05)	(0.09)	0.33	0.10	0.33	0.16
Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.12)	(0.13)	(0.18)	(0.18)
Net asset value, end of period	$3.06	$3.16	$3.36	$3.15	$3.18	$3.03
Total return[2]	(1.46)%	(2.81)%	10.53%	3.01%	11.17%	5.28%
Ratios to average net assets (annualized)
Gross expenses	1.81%	1.79%	1.78%	1.78%	1.77%	1.78%
Net expenses	1.78%	1.78%	1.78%	1.78%	1.77%	1.77%
Net investment income	3.49%	3.30%	3.63%	3.93%	5.80%	5.85%
Supplemental data
Portfolio turnover rate	17%	55%	40%	95%	37%	70%
Net assets, end of period (000s omitted)	$1,180	$1,868	$3,972	$6,667	$13,247	$21,656

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$3.16	$3.35	$3.15	$3.18	$3.03	$3.05
Net investment income	0.05	0.11	0.12	0.13	0.18	0.18
Net realized and unrealized gains (losses) on investments	(0.10)	(0.19)	0.20	(0.03)	0.15	(0.02)

Total from investment operations	(0.05)	(0.08)	0.32	0.10	0.33	0.16
Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.12)	(0.13)	(0.18)	(0.18)
Net asset value, end of period	$3.06	$3.16	$3.35	$3.15	$3.18	$3.03
Total return[1]	(1.46)%	(2.52)%	10.20%	3.01%	11.17%	5.28%
Ratios to average net assets (annualized)
Gross expenses	1.81%	1.79%	1.78%	1.79%	1.77%	1.77%
Net expenses	1.78%	1.78%	1.78%	1.78%	1.77%	1.77%
Net investment income	3.51%	3.29%	3.60%	3.90%	5.78%	5.85%
Supplemental data
Portfolio turnover rate	17%	55%	40%	95%	37%	70%
Net assets, end of period (000s omitted)	$53,862	$60,753	$72,728	$83,548	$99,633	$95,999

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$3.16	$3.36	$3.15	$3.18	$3.03	$3.05
Net investment income	0.07 [1]	0.14	0.15	0.16	0.21	0.22
Net realized and unrealized gains (losses) on investments	(0.09)	(0.20)	0.21	(0.03)	0.15	(0.03)

Total from investment operations	(0.02)	(0.06)	0.36	0.13	0.36	0.19
Distributions to shareholders from
Net investment income	(0.07)	(0.14)	(0.15)	(0.16)	(0.21)	(0.21)
Net asset value, end of period	$3.07	$3.16	$3.36	$3.15	$3.18	$3.03
Total return[2]	(0.66)%	(1.86)%	11.61%	4.02%	12.25%	6.30%
Ratios to average net assets (annualized)
Gross expenses	1.00%	0.98%	0.96%	0.96%	0.95%	0.95%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.49%	4.27%	4.57%	4.91%	6.73%	6.79%
Supplemental data
Portfolio turnover rate	17%	55%	40%	95%	37%	70%
Net assets, end of period (000s omitted)	$17,491	$13,129	$20,177	$21,376	$37,469	$26,234

[1]	Calculated based upon average shares outstanding.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31, 2015[1]
INSTITUTIONAL CLASS
Net asset value, beginning of period	$3.17	$3.33
Net investment income	0.07	0.12
Net realized and unrealized gains (losses) on investments	(0.11)	(0.16)

Total from investment operations	(0.04)	(0.04)
Distributions to shareholders from
Net investment income	(0.07)	(0.12)
Net asset value, end of period	$3.06	$3.17
Total return[2]	(1.24)%	(1.31)%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.71%
Net expenses	0.70%	0.70%
Net investment income	4.58%	4.33%
Supplemental data
Portfolio turnover rate	17%	55%
Net assets, end of period (000s omitted)	$7,977	$4,847

[1]	For the period from October 31, 2014 (commencement of class operations) to August 31, 2015

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo High Yield Bond Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

22	Wells Fargo High Yield Bond Fund	Notes to financial statements (unaudited)

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal

Notes to financial statements (unaudited)	Wells Fargo High Yield Bond Fund	23

income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $53,607,343 with $16,356,651 expiring in 2016; and $37,250,692 expiring in 2017.

As of August 31, 2015, the Fund had current year deferred post-October capital losses consisting of $651,306 in short-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo High Yield Bond Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer Discretionary	$2,095,580	$0	$0	$2,095,580
Consumer staples	2,147,460	0	0	2,147,460
Energy	1,095,450	0	0	1,095,450
Financials	979,828	0	0	979,828
Health care	3,249,680	0	0	3,249,680
Industrials	2,465,700	0	0	2,465,700
Information technology	648,210	0	0	648,210
Utilities	8,727,980	0	0	8,727,980

Corporate bonds and notes	0	201,021,617	0	201,021,617

Yankee corporate bonds and notes	0	15,518,094	0	15,518,094

Short-term investments
Investment companies	8,958,923	0	0	8,958,923

Investments measured at net asset value*				6,518,816
Total assets	$30,368,811	$216,539,711	$0	$253,427,338

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $6,518,816 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.55% and declining to 0.43% as the average daily net assets of the Fund increase. For the six months ended February 29, 2016, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo High Yield Bond Fund	25

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.03% for Class A shares, 1.78% for Class B shares, 1.78% for Class C shares, 0.80% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 29, 2016, Funds Distributor received $1,782 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 29, 2016 were $50,170,023 and $40,265,741, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. For the six months ended February 29, 2016, the Fund paid $536 in commitment fees.

For the six months ended February 29, 2016, there were no borrowings by the Fund under the agreement.

26	Wells Fargo High Yield Bond Fund	Notes to financial statements (unaudited)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo High Yield Bond Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo High Yield Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo High Yield Bond Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo High Yield Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241409 04-16 SA218/SAR218 2-16

Semi-Annual Report

February 29, 2016

Wells Fargo Core Plus Bond Fund

(formerly, Wells Fargo Income Plus Fund)

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Core Plus Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

U.S. economic growth continued at a moderate pace during the six-month period.

The dramatic and persistent decline in the oil price pressured several energy firms, leading to layoffs and debt defaults.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Core Plus Bond Fund for the six-month period that ended February 29, 2016. Effective February 1, 2016, the Fund changed its name from Wells Fargo Income Plus Fund to Wells Fargo Core Plus Bond Fund. The period was marked by substantial volatility for high-yield bond markets, driven in part by continued weakness in energy- and commodity-related bonds. However, investment-grade bonds continued to benefit from low interest rates—despite a December rate hike by the U.S. Federal Reserve (Fed)—and a generally benign credit cycle.

The Fed’s rate hike supported the view of a sluggish but resilient U.S. economy.

U.S. economic growth continued at a moderate pace during the six-month period. The unemployment rate continued to slowly improve, easing from 5.1% in September 2015 to 4.9% in February 2016. Reported gross domestic product growth increased at an annual rate of 1.4% in the fourth quarter of 2015, according to the third estimate from the Bureau of Economic Analysis. In addition, the core personal consumption expenditures deflator, the Fed’s favorite measure of inflation, remained below the Fed’s longer-term objective of 2%.

The combination of moderate economic growth and low inflation allowed the Federal Open Market Committee (FOMC) to raise its key rate in December 2015 by 0.25%, to a range between 0.25% and 0.50%. In its accompanying statement, the FOMC said it “currently expects that, with gradual adjustments in the stance of monetary policy, economic activity will continue to expand at a moderate pace and labor market indicators will continue to strengthen.”

Low interest rates supported investment-grade bonds, but falling commodity prices affected high-yield bonds.

Despite the FOMC’s December rate hike, interest rates remained low on an absolute basis. Moreover, the FOMC’s guidance led investors to believe that the path of future rate increases would be gradual. The combination of low interest rates and a resilient economy tended to support the investment-grade bond market. For example, the Barclays Corporate Bond Index1 posted a 1.33% return for the six-month period.

By contrast, the high-yield bond market showed weakness. The Barclays U.S. Corporate High Yield Bond Index2 posted a 5.61% loss for the six-month period. A major negative factor was the number of energy companies with outstanding high-yield debt. These firms were able to sell oil at a price approximating $100 per barrel in 2008; in early 2016, the West Texas Intermediate oil benchmark consistently traded at less than $40 per barrel. The dramatic and persistent decline in the oil price pressured several energy firms, leading to layoffs and debt defaults. A similar decline in the prices of industrial commodities weighed on the high-yield metals and mining industry.

Liquidity-related concerns also pressured the high-yield bond market, especially in the fourth quarter of 2015. Notably, a high-yield bond mutual fund had to lock investors out of redeeming shares and close the fund. While that fund’s aggressive (and illiquid) investments led to its eventual issues, that event put pressure on

[1]	The Barclays Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

[2]	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar–denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Core Plus Bond Fund	3

certain securities especially the lower-quality securities that the fund in question preferred. The effect of the fund’s closure was heightened by the fact that December tends to be a low activity month, magnifying inflows and outflows.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Core Plus Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ashok Bhatia, CFA®

Christopher Y. Kauffman, CFA®

Thomas M. Price, CFA®

Janet S. Rilling, CFA®, CPA

Noah M. Wise, CFA®

Average annual total returns (%) as of February 29, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STYAX)	7-13-1998	(4.81)	2.76	4.71	(0.36)	3.71	5.19	0.94	0.87
Class B (STYBX)*	7-13-1998	(6.09)	2.57	4.63	(1.09)	2.93	4.63	1.69	1.62
Class C (WFIPX)	7-13-1998	(2.10)	2.94	4.40	(1.10)	2.94	4.40	1.69	1.62
Administrator Class (WIPDX)	7-30-2010	–	–	–	(0.25)	3.85	5.26	0.88	0.75
Institutional Class (WIPIX)	7-18-2008	–	–	–	(0.10)	4.03	5.43	0.61	0.61
Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	1.50	3.60	4.70	–	–
Barclays U.S. Universal Bond Index[5]	–	–	–	–	0.94	3.72	4.81	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Core Plus Bond Fund	5

Ten largest holdings (%) as of February 29, 2016[6]
GNMA, 3.50%, 3-22-2046	3.01
FNMA, 3.50%, 8-1-2045	2.44
FNMA, 4.00%, 3-14-2046	1.83
FNMA, 3.00%, 12-1-2045	1.83
U.S. Treasury Note, 1.63%, 7-31-2020	1.79
GNMA, 3.00%, 7-20-2045	1.49
U.S. Treasury Bond, 2.88%, 5-15-2043	1.39
FHLMC, 3.50%, 12-1-2045	1.37
FHLMC, 4.00%, 6-1-2044	1.36
FNMA, 2.50%, 3-17-2031	1.21

Portfolio allocation as of February 29, 2016[7]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to include the higher expenses applicable to Administrator Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Class A shares and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would have been higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.03% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Class A, 1.59% for Class B, 1.59% for Class C, 0.72% for Administrator Class, and 0.58% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Effective January 1, 2016, the Fund has changed its benchmark to the Barclays U.S. Aggregate Bond Fund to better align its benchmark with that of its intermediate-term taxable bond fund peers. You cannot invest directly in an index.

[5]	The Barclays U.S. Universal Bond Index is an unmanaged market value-weighted performance benchmark for the U.S. dollar-denominated bond market, which includes investment-grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Core Plus Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,009.26	$4.24	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.27	0.84%
Class B
Actual	$1,000.00	$1,005.15	$8.01	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.06	1.59%
Class C
Actual	$1,000.00	$1,005.69	$8.02	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.06	1.59%
Administrator Class
Actual	$1,000.00	$1,009.87	$3.64	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Institutional Class
Actual	$1,000.00	$1,010.58	$2.93	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.95	0.58%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 26.22%
FHLMC ±	2.19%	1-1-2036	$60,720	$62,599
FHLMC	3.50	12-1-2045	5,373,119	5,624,719
FHLMC	3.50	12-1-2045	2,074,043	2,171,162
FHLMC	4.00	6-1-2044	5,213,245	5,560,631
FHLMC	5.00	6-1-2036	507,135	562,948
FHLMC	5.00	8-1-2040	527,212	583,242
FHLMC	5.50	10-1-2017	113,428	115,632
FHLMC	5.50	8-1-2038	109,595	122,670
FHLMC	5.50	12-1-2038	945,051	1,058,202
FHLMC	5.50	6-1-2040	1,392,887	1,549,733
FHLMC	7.50	5-1-2038	3,839	3,986
FHLMC	8.00	2-1-2030	361	439
FHLMC Series 2013-K28 Class B ±144A	3.49	6-25-2046	1,970,000	1,963,469
FHLMC Series 2013-K30 Class B ±144A	3.56	6-25-2045	2,515,000	2,512,592
FHLMC Series 2013-K32 Class B ±144A	3.54	10-25-2046	1,875,000	1,812,916
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	1,953,928	2,011,813
FHLMC Series 2640 Class G	4.50	7-15-2018	435,440	446,886
FHLMC Series 3774 Class AB	3.50	12-15-2020	335,098	348,975
FHLMC Series K020 Class X1 ±(c)	1.45	5-25-2022	14,129,019	1,047,696
FHLMC Series T-42 Class A5	7.50	2-25-2042	2,104,772	2,523,619
FHLMC Series T-57 Class 2A1 ±	3.35	7-25-2043	62,190	66,962
FHLMC Series T-59 Class 2A1 ±	3.04	10-25-2043	315,770	336,108
FNMA %%	2.50	3-17-2031	4,855,000	4,978,651
FNMA ±	2.51	8-1-2036	109,605	116,564
FNMA ±	2.54	8-1-2036	1,802,260	1,900,542
FNMA ±	2.56	1-1-2036	204,756	215,653
FNMA ±	2.61	9-1-2036	45,423	48,084
FNMA	3.00	11-1-2045	2,983,478	3,062,560
FNMA	3.00	12-1-2045	7,289,649	7,482,874
FNMA	3.27	7-1-2022	1,271,955	1,363,153
FNMA	3.50	10-1-2043	1,445,355	1,517,299
FNMA	3.50	4-1-2045	489,886	513,711
FNMA	3.50	8-1-2045	9,547,058	10,011,827
FNMA	3.95	9-1-2021	426,400	468,934
FNMA	4.00	9-1-2024	202,823	211,524
FNMA %%	4.00	3-14-2046	7,040,000	7,512,723
FNMA	4.26	4-1-2021	2,799,156	3,105,847
FNMA	5.00	1-1-2024	201,247	216,568
FNMA	5.00	2-1-2036	50,503	56,050
FNMA	5.00	6-1-2040	182,602	203,486
FNMA	5.00	8-1-2040	3,224,222	3,589,132
FNMA	5.50	11-1-2023	102,750	112,176
FNMA	5.50	8-1-2034	175,223	198,725
FNMA	5.50	2-1-2035	52,940	59,933
FNMA	5.50	8-1-2038	223,361	250,718
FNMA	5.50	8-1-2038	670,915	759,010
FNMA	6.00	10-1-2037	955,946	1,091,376
FNMA	6.00	11-1-2037	62,428	71,094
FNMA	6.50	7-1-2036	40,392	47,832
FNMA	6.50	7-1-2036	18,442	22,303

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.50%	11-1-2036	$9,558	$10,963
FNMA	7.00	12-1-2022	293,287	315,921
FNMA	7.00	7-1-2036	27,330	32,189
FNMA	7.00	11-1-2037	15,526	17,495
FNMA	7.50	5-1-2038	2,029	2,061
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	8,562	10,640
FNMA Series 2003-W08 Class 4A ±	3.31	11-25-2042	225,058	238,339
FNMA Series 2003-W14 Class 2A ±	2.45	6-25-2045	171,198	182,665
FNMA Series 2003-W14 Class 2A ±	3.70	1-25-2043	397,870	404,128
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,791,342	2,152,647
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	998,118	1,159,833
GNMA	3.00	7-20-2045	5,873,298	6,091,733
GNMA %%	3.50	3-22-2046	11,685,000	12,338,630
GNMA %%	4.00	3-22-2046	3,140,000	3,353,422
GNMA	5.00	7-20-2040	1,282,811	1,423,041
GNMA	7.50	12-15-2029	769	877
GNMA Series 2008-22 Class XM ±(c)	0.77	2-16-2050	2,309,838	73,831

Total Agency Securities (Cost $103,864,431)				107,483,763

Asset-Backed Securities: 4.42%
American Airlines Series 2015-1 Class B Pass-Through Trust	3.70	11-1-2024	1,884,586	1,771,887
CarMax Auto Owner Trust Series 2015-3 Class A3	1.63	5-15-2020	1,960,000	1,969,881
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	2,650,000	2,705,627
CNH Equipment Trust Series 2015-A Class A3	1.30	4-15-2020	2,620,000	2,617,382
CVS Pass-Through Trust First Lien	6.04	12-10-2028	1,169,385	1,308,168
Discover Card Execution Note Trust Series 2014 Class A4	2.12	12-15-2021	1,015,000	1,035,655
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	1,600,000	1,596,420
Hyundai Auto Receivables Trust Series 2015-A Class A4	1.37	7-15-2020	1,205,000	1,205,044
Nissan Auto Lease Trust Series 2015-B Class A4	1.70	4-15-2021	2,600,000	2,607,275
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	1,292,971	1,288,065

Total Asset-Backed Securities (Cost $18,020,135)				18,105,404

Corporate Bonds and Notes: 40.17%

Consumer Discretionary: 9.00%

Auto Components: 0.75%
American Axle Manufacturing Incorporated «	6.63	10-15-2022	1,175,000	1,189,688
Delphi Corporation	5.00	2-15-2023	1,855,000	1,901,375

				3,091,063

Automobiles: 0.72%
Ford Motor Company	7.45	7-16-2031	1,465,000	1,795,066
General Motors Company	6.75	4-1-2046	1,120,000	1,171,003

				2,966,069

Diversified Consumer Services: 0.33%
Ashtead Capital Incorporated 144A	5.63	10-1-2024	795,000	783,075
Service Corporation International	8.00	11-15-2021	500,000	582,500

				1,365,575

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure: 1.12%
Agua Caliente Band of Cahuilla Indians 144A	6.44%	10-1-2016	$154,000	$152,010
International Game Technology plc 144A	4.13	2-15-2020	1,000,000	1,079,713
McDonald’s Corporation	2.10	12-7-2018	2,115,000	2,142,313
MGM Resorts International «	6.00	3-15-2023	1,200,000	1,230,000

				4,604,036

Household Durables: 0.85%
KB Home	7.50	9-15-2022	950,000	900,125
Lennar Corporation	4.75	11-15-2022	1,130,000	1,115,875
PulteGroup Incorporated %%	5.50	3-1-2026	665,000	671,650
Toll Brothers Finance Corporation	4.38	4-15-2023	810,000	781,650

				3,469,300

Internet & Catalog Retail: 0.22%
Amazon.com Incorporated	4.95	12-5-2044	815,000	901,505

Media: 4.40%
CCO Safari II LLC 144A	6.48	10-23-2045	655,000	688,017
CCOH Safari LLC 144A	5.75	2-15-2026	1,560,000	1,564,103
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	850,000	779,875
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	700,000	673,750
Comcast Corporation	3.15	3-1-2026	1,685,000	1,724,931
DISH DBS Corporation	5.13	5-1-2020	965,000	955,350
Gannett Company Incorporated 144A	5.50	9-15-2024	1,405,000	1,440,125
Interpublic Group Company	4.20	4-15-2024	1,810,000	1,807,987
Neptune Finco Corporation 144A	10.88	10-15-2025	750,000	810,000
Omnicom Group Incorporated	6.25	7-15-2019	1,820,000	2,042,098
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	960,000	957,600
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	1,320,000	1,386,000
Thompson Reuters Corporation	1.30	2-23-2017	2,218,000	2,210,417
Thompson Reuters Corporation	5.85	4-15-2040	945,000	975,009

				18,015,262

Multiline Retail: 0.37%
Dollar Tree Incorporated 144A	5.75	3-1-2023	1,420,000	1,510,525

Specialty Retail: 0.16%
Sally Holdings LLC / Sally Capital Incorporated	5.63	12-1-2025	610,000	634,400

Textiles, Apparel & Luxury Goods: 0.08%
Levi Strauss & Company	5.00	5-1-2025	325,000	325,033

Consumer Staples: 0.95%

Beverages: 0.49%
Anheuser-Busch InBev Worldwide Incorporated	3.65	2-1-2026	1,955,000	2,016,369

Food & Staples Retailing: 0.46%
Whole Foods Market Incorporated 144A	5.20	12-3-2025	1,875,000	1,887,938

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Energy: 3.76%

Energy Equipment & Services: 0.37%
Halliburton Company	5.00%	11-15-2045	$1,730,000	$1,533,157

Oil, Gas & Consumable Fuels: 3.39%
Concho Resources Incorporated	5.50	4-1-2023	820,000	766,700
Continental Resources Incorporated	4.50	4-15-2023	1,105,000	795,580
Energy Transfer Equity LP	7.50	10-15-2020	1,200,000	1,098,000
Energy Transfer Partners LP	6.13	12-15-2045	1,330,000	1,093,932
Kinder Morgan Energy Partners LP	5.55	6-1-2045	1,100,000	913,383
Magellan Midstream Partners LP	5.00	3-1-2026	1,320,000	1,346,987
Marathon Oil Corporation	5.90	3-15-2018	1,770,000	1,606,801
Marathon Petroleum Corporation	4.75	9-15-2044	630,000	408,780
Newfield Exploration Company	5.38	1-1-2026	280,000	243,600
Newfield Exploration Company	5.63	7-1-2024	325,000	295,750
Occidental Petroleum Corporation	4.63	6-15-2045	1,000,000	959,470
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,300,000	1,199,250
TC Pipelines LP	4.38	3-13-2025	1,595,000	1,382,393
Tesoro Logistics LP Corporation	6.13	10-15-2021	980,000	901,600
Williams Partners LP	4.88	3-15-2024	1,105,000	882,550

				13,894,776

Financials: 12.79%

Banks: 2.47%
Bank of America Corporation	3.95	4-21-2025	1,170,000	1,132,814
Bank of America Corporation ±	6.10	12-29-2049	1,290,000	1,251,300
CIT Group Incorporated	5.38	5-15-2020	1,090,000	1,125,425
Citigroup Incorporated ±	6.13	12-29-2049	1,470,000	1,447,950
Fifth Third Bank	2.15	8-20-2018	1,885,000	1,892,943
Huntington National Bank	2.20	11-6-2018	1,985,000	1,976,738
JPMorgan Chase & Company ±	5.15	12-29-2049	1,370,000	1,281,388

				10,108,558

Capital Markets: 2.51%
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	1,110,000	1,264,393
Goldman Sachs Group Incorporated	3.75	5-22-2025	1,370,000	1,387,535
Goldman Sachs Group Incorporated	5.15	5-22-2045	1,100,000	1,049,008
Goldman Sachs Group Incorporated ±	5.38	12-29-2049	1,530,000	1,457,325
Legg Mason Incorporated	5.63	1-15-2044	815,000	783,638
Morgan Stanley	3.95	4-23-2027	1,660,000	1,603,689
Morgan Stanley	4.35	9-8-2026	1,260,000	1,255,288
Morgan Stanley ±	5.55	12-29-2049	1,525,000	1,496,402

				10,297,278

Consumer Finance: 0.94%
Ally Financial Incorporated	5.13	9-30-2024	1,080,000	1,088,100
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,695,000	1,575,669
Navient Corporation	8.00	3-25-2020	1,225,000	1,209,688

				3,873,457

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 1.08%
Argos Merger Incorporated 144A	7.13%	3-15-2023	$1,090,000	$1,114,525
JBS USA LLC / JBS USA Finance Incorporated 144A	5.75	6-15-2025	1,310,000	1,126,600
McGraw Hill Financial Incorporated	4.00	6-15-2025	2,165,000	2,196,737

				4,437,862

Insurance: 4.52%
ACE INA Holdings Incorporated	4.35	11-3-2045	880,000	923,039
Endurance Specialty Holdings Limited	7.00	7-15-2034	1,330,000	1,540,518
Genworth Holdings Incorporated	4.80	2-15-2024	390,000	224,250
Genworth Holdings Incorporated	7.63	9-24-2021	330,000	216,975
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	1,953,622
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,838,288
Progressive Corporation ±	6.70	6-15-2067	2,050,000	1,951,600
Protective Life Corporation	8.45	10-15-2039	1,855,000	2,459,502
Prudential Financial Incorporated ±	8.88	6-15-2068	1,645,000	1,798,643
RenaissanceRe Finance Incorporated	3.70	4-1-2025	1,105,000	1,101,494
Transatlantic Holdings Incorporated	8.00	11-30-2039	1,100,000	1,460,086
Unum Group	3.88	11-5-2025	1,200,000	1,138,097
ZFS Finance (USA) Trust II ±144A	6.45	12-15-2065	1,920,000	1,916,160

				18,522,274

Real Estate Management & Development: 0.23%
CBRE Services Incorporated	5.00	3-15-2023	940,000	943,159

REITs: 1.04%
American Tower Corporation	4.40	2-15-2026	1,120,000	1,142,990
Digital Delta Holdings LLC 144A	4.75	10-1-2025	1,530,000	1,548,573
VEREIT Operating Partner LP	4.60	2-6-2024	1,650,000	1,567,500

				4,259,063

Health Care: 3.03%

Biotechnology: 0.73%
Gilead Sciences Incorporated	3.65	3-1-2026	2,860,000	2,994,592

Health Care Equipment & Supplies: 0.42%
Medtronic Incorporated	4.63	3-15-2045	1,595,000	1,699,586

Health Care Providers & Services: 1.60%
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	1,620,000	1,615,950
Express Scripts Holding Company	4.50	2-25-2026	850,000	855,688
HCA Incorporated	5.38	2-1-2025	1,500,000	1,528,125
HealthSouth Corporation	5.75	11-1-2024	980,000	989,800
Select Medical Corporation	6.38	6-1-2021	900,000	810,000
Tenet Healthcare Corporation	6.75	6-15-2023	850,000	773,500

				6,573,063

Pharmaceuticals: 0.28%
Endo Finance LLC 144A	6.00	7-15-2023	1,120,000	1,142,400

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 2.56%

Aerospace & Defense: 0.14%
DigitalGlobe Incorporated 144A	5.25%	2-1-2021	$635,000	$552,450

Airlines: 0.53%
American Airlines Group Incorporated 144A	4.63	3-1-2020	1,225,000	1,180,594
United Continental Holdings Incorporated	6.00	12-1-2020	955,000	990,813

				2,171,407

Commercial Services & Supplies: 0.29%
ADT Corporation	3.50	7-15-2022	1,400,000	1,172,500

Professional Services: 0.49%
Verisk Analytics Incorporated	5.80	5-1-2021	1,810,000	2,025,631

Road & Rail: 0.28%
The Hertz Corporation «	6.25	10-15-2022	1,200,000	1,141,500

Trading Companies & Distributors: 0.68%
International Lease Finance Corporation	8.25	12-15-2020	1,190,000	1,375,938
United Rentals North America Incorporated	5.75	11-15-2024	1,460,000	1,423,208

				2,799,146

Transportation Infrastructure: 0.15%
Burlington North Santa Fe LLC	4.70	9-1-2045	585,000	620,115

Information Technology: 1.37%

Communications Equipment: 0.19%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	800,000	792,000

Electronic Equipment, Instruments & Components: 0.58%
Arrow Electronics Incorporated	4.00	4-1-2025	730,000	726,614
Corning Incorporated	7.25	8-15-2036	1,417,000	1,628,790

				2,355,404

IT Services: 0.50%
Fidelity National Information Services Incorporated	4.50	10-15-2022	1,990,000	2,061,340

Software: 0.10%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	370,000	388,963

Materials: 2.33%

Chemicals: 1.50%
Ashland Incorporated	4.75	8-15-2022	1,470,000	1,451,625
CF Industries Incorporated	6.88	5-1-2018	1,880,000	2,027,913
RPM International Incorporated	5.25	6-1-2045	1,100,000	1,083,609
W.R. Grace & Company 144A	5.63	10-1-2024	1,520,000	1,584,600

				6,147,747

Containers & Packaging: 0.33%
Crown Americas Capital Corporation IV	4.50	1-15-2023	1,310,000	1,336,200

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining: 0.50%
Alcoa Incorporated	5.13%	10-1-2024	$650,000	$587,438
Steel Dynamics Incorporated	6.38	8-15-2022	1,465,000	1,465,000

				2,052,438

Telecommunication Services: 2.70%

Diversified Telecommunication Services: 1.35%
AT&T Incorporated	5.65	2-15-2047	1,050,000	1,088,046
CenturyLink Incorporated	5.63	4-1-2020	1,375,000	1,392,188
Frontier Communications Corporation	6.25	9-15-2021	575,000	509,594
Verizon Communications Incorporated	6.55	9-15-2043	2,105,000	2,552,552

				5,542,380

Wireless Telecommunication Services: 1.35%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,603,900
SBA Tower Trust 144A	3.72	4-15-2048	1,820,000	1,811,286
T-Mobile USA Incorporated	6.63	4-1-2023	1,075,000	1,123,375

				5,538,561

Utilities: 1.68%

Electric Utilities: 0.30%
Southern Power Company	1.85	12-1-2017	1,250,000	1,250,234

Independent Power & Renewable Electricity Producers: 0.89%
Calpine Corporation 144A	5.88	1-15-2024	1,275,000	1,297,313
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	864,518	907,744
TerraForm Power Operating LLC 144A	5.88	2-1-2023	690,000	517,500
The AES Corporation	5.50	3-15-2024	1,010,000	929,200

				3,651,757

Multi-Utilities: 0.49%
CenterPoint Energy Incorporated	6.50	5-1-2018	1,845,000	1,996,314

Total Corporate Bonds and Notes (Cost $166,167,930)				164,662,387

Foreign Corporate Bonds and Notes @: 2.93%

Consumer Discretionary: 0.27%

Hotels, Restaurants & Leisure: 0.27%
McDonald’s Corporation (EUR)	1.13	5-26-2022	1,000,000	1,106,490

Consumer Staples: 0.80%

Food & Staples Retailing: 0.25%
Walgreens Boots Alliance Incorporated (EUR)	2.13	11-20-2026	1,000,000	1,026,287

Food Products: 0.27%
Kraft Heinz Foods Company (EUR)	2.00	6-30-2023	1,000,000	1,117,614

Tobacco: 0.28%
Imperial Tobacco Finance Company (EUR)	2.25	2-26-2021	1,000,000	1,153,970

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials: 1.31%

Banks: 0.53%
ABN AMRO Bank NV (EUR)	7.13%	7-6-2022	800,000	$1,076,146
The Bank Tokyo-Mitsubishi UFJ Limited (EUR)	0.88	3-11-2022	1,000,000	1,079,433

				2,155,579

Diversified Financial Services: 0.50%
Tesco Corporate Treasury Services plc (EUR)	1.38	7-1-2019	1,000,000	1,054,572
Virgin Media Finance plc (EUR)	4.50	1-15-2025	1,000,000	995,383

				2,049,955

REITs: 0.28%
Prologis LP (EUR)	3.00	6-2-2026	1,000,000	1,144,256

Health Care: 0.28%

Life Sciences Tools & Services: 0.28%
Thermo Fisher Scientific Incorporated (EUR)	2.15	7-21-2022	1,000,000	1,139,026

Materials: 0.27%

Containers & Packaging: 0.27%
Ball Corporation (EUR)	4.38	12-15-2023	1,000,000	1,115,047

Total Foreign Corporate Bonds and Notes (Cost $12,293,549)				12,008,224

Foreign Government Bonds @: 1.72%
Indonesia Government (IDR)	7.88	4-15-2019	27,000,000,000	2,014,682
Letra Tesouro Nacional (BRL) ¤	0.00	1-1-2019	600,000	1,003,622
Mexico Bonos de Desarrollo (MXN)	6.50	6-10-2021	70,500,000	4,053,474

Total Foreign Government Bonds (Cost $7,002,907)				7,071,778

Municipal Obligations: 3.99%

California: 0.88%
California Build America Bonds Stem Cell Research and Cures Series A (GO Revenue)	4.99	4-1-2039	$1,305,000	1,366,387
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	2,000,000	2,253,480

				3,619,867

Illinois: 0.91%
Chicago IL Series B (GO Revenue)	6.31	1-1-2044	675,000	608,837
Chicago IL Series B (GO Revenue)	7.38	1-1-2033	1,125,000	1,141,560
Cook County IL Series B (GO Revenue, Build America Mutual Assurance Company Insured)	6.36	11-15-2033	1,745,000	1,998,793

				3,749,190

Michigan: 0.54%
Michigan Finance Authority Local Government Loan Program Project Series E (Miscellaneous Revenue)	7.19	11-1-2022	1,915,000	2,205,257

New Jersey: 0.95%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2019	4,250,000	3,896,740

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Texas: 0.47%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91%	2-1-2030	$1,595,000	$1,931,003

Washington: 0.24%
Metropolitan Washington DC Airports Authority Dulles Toll Road Revenue Build America Bonds (Transportation Revenue)	7.46	10-1-2046	695,000	972,242

Total Municipal Obligations (Cost $15,534,218)				16,374,299

Non-Agency Mortgage-Backed Securities: 6.33%
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	2,935,000	2,970,080
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3	3.87	1-10-2048	1,135,000	1,203,422
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	2,315,000	2,322,882
Commercial Mortgage Trust Pass-Through Certificate Series 2014-CR20 Class 4	3.59	11-10-2047	3,033,000	3,154,279
Commercial Mortgage Trust Pass-Through Certificate Series 2014-LC17 Class A5	3.92	10-10-2047	1,270,000	1,351,859
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±(c)	0.41	11-15-2030	234,539	473
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 (s)	7.88	7-25-2027	45,624	42,303
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2019	1,600,000	1,638,229
JPMBB Commercial Mortgage Securities Series 2015-C33 Class A4	3.77	12-15-2048	2,610,000	2,730,025
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL ±	0.59	6-12-2047	1,355,000	1,306,771
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	1,980,000	1,986,560
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±144A(c)(i)	0.58	5-28-2040	291,686	2,917
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A4	3.72	7-15-2050	3,000,000	3,140,286
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class A5	3.64	10-15-2048	1,585,000	1,646,410
Morgan Stanley Capital I Series 2004-RR2 Class X ±144A(c)	0.29	10-28-2033	114,245	400
Morgan Stanley Capital I Series 2008-T29 Class A4 ±	6.27	1-11-2043	2,290,125	2,437,037

Total Non-Agency Mortgage-Backed Securities (Cost $26,114,951)				25,933,933

U.S. Treasury Securities: 7.85%
TIPS	0.63	1-15-2026	2,488,875	2,564,676
U.S. Treasury Bond ##	2.75	11-15-2042	3,280,000	3,394,288
U.S. Treasury Bond ##	2.88	5-15-2043	5,370,000	5,682,131
U.S. Treasury Bond	2.88	8-15-2045	1,025,000	1,079,413
U.S. Treasury Bond	3.00	11-15-2045	2,435,000	2,631,607
U.S. Treasury Bond ##	4.50	2-15-2036	3,435,000	4,727,419
U.S. Treasury Note ##	0.38	3-15-2016	2,250,000	2,250,108
U.S. Treasury Note ##	1.63	7-31-2020	7,205,000	7,337,277
U.S. Treasury Note ##	1.63	2-15-2026	2,550,000	2,523,903

Total U.S. Treasury Securities (Cost $29,936,795)				32,190,822

Yankee Corporate Bonds and Notes: 10.98%

Consumer Discretionary: 1.67%

Automobiles: 0.23%
Fiat Chrysler Automobiles	5.25	4-15-2023	980,000	926,100

Media: 1.44%
Altice SA 144A	7.75	5-15-2022	850,000	822,375
British Sky Broadcasting Group plc 144A	3.75	9-16-2024	1,775,000	1,754,948
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	625,000	735,948

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Myriad International Holdings BV 144A	6.38%	7-28-2017	$1,445,000	$1,506,644
Numericable - SFR 144A	6.25	5-15-2024	1,115,000	1,087,125

				5,907,040

Consumer Staples: 0.30%

Food & Staples Retailing: 0.30%
Delhaize Group SA	5.70	10-1-2040	1,155,000	1,219,690

Energy: 0.08%

Energy Equipment & Services: 0.08%
Ensco plc	5.20	3-15-2025	650,000	331,500

Financials: 6.29%

Banks: 3.61%
BBVA Bancomer SA 144A	4.50	3-10-2016	1,720,000	1,720,000
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,695,841
HBOS plc 144A	6.75	5-21-2018	2,215,000	2,381,812
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	1,065,000	1,014,753
Nordea Bank AB ±144A	5.50	12-31-2049	1,800,000	1,655,437
Rabobank Nederland NV	4.38	8-4-2025	1,160,000	1,166,570
Royal Bank of Scotland Group plc	5.13	5-28-2024	1,295,000	1,240,392
Santander Issuances SA	5.18	11-19-2025	2,130,000	1,986,677
Santander UK Group Holdings plc 144A	4.75	9-15-2025	2,065,000	1,947,419

				14,808,901

Capital Markets: 0.63%
Macquarie Group Limited 144A	6.00	1-14-2020	2,365,000	2,574,139

Diversified Financial Services: 0.89%
AerCap Ireland Capital Limited	4.63	7-1-2022	230,000	230,575
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,326,500
Schaeffler Finance BV 144A	4.75	5-15-2023	1,120,000	1,094,800

				3,651,875

Insurance: 0.76%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	2,250,000	2,265,806
Axis Specialty Finance plc	2.65	4-1-2019	840,000	844,300

				3,110,106

Real Estate Management & Development: 0.40%
Brookfield Asset Management Incorporated	5.80	4-25-2017	1,595,000	1,647,691

Health Care: 0.48%

Pharmaceuticals: 0.48%
Actavis Funding SCS	4.75	3-15-2045	1,010,000	1,030,431
Mallinckrodt plc 144A	4.88	4-15-2020	960,000	950,400

				1,980,831

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.22%

Technology Hardware, Storage & Peripherals: 0.22%
Seagate HDD Cayman	5.75%	12-1-2034	$1,530,000	$907,054

Materials: 0.99%

Chemicals: 0.61%
Agrium Incorporated	4.13	3-15-2035	1,665,000	1,312,283
Ineos Group Holdings plc 144A	5.88	2-15-2019	1,200,000	1,182,000

				2,494,283

Containers & Packaging: 0.18%
Ardagh Holdings USA Incorporated 144A	6.75	1-31-2021	800,000	751,000

Metals & Mining: 0.20%
ArcelorMittal SA	6.13	6-1-2018	805,000	796,950

Telecommunication Services: 0.22%

Wireless Telecommunication Services: 0.22%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	1,025,000	922,500

Utilities: 0.73%

Electric Utilities: 0.73%
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,989,614

Total Yankee Corporate Bonds and Notes (Cost $45,350,846)				45,019,274

	Yield		Shares
Short-Term Investments: 2.04%

Investment Companies: 1.81%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.41		3,461,538	3,461,538
Wells Fargo Cash Investment Money Market Fund, Select Class ##(l)(u)	0.43		3,950,259	3,950,259

				7,411,797

			Principal
U.S. Treasury Securities: 0.23%
U.S. Treasury Bill (z)#	0.21	3-17-2016	$950,000	949,910

Total Short-Term Investments (Cost $8,361,701)				8,361,707

Total investments in securities (Cost $432,647,463) *	106.65%	437,211,591
Other assets and liabilities, net	(6.65)	(27,250,872)

Total net assets	100.00%	$409,960,719

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is issued on a when-issued basis.

«	All or a portion of this security is on loan.

@	Foreign bond principal is denominated in the local currency of the issuer.

¤	The security is issued in zero coupon form with no periodic interest payments.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(i)	Illiquid security

##	All or a portion of this security is segregated for when-issued securities.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $432,772,035 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,375,165
Gross unrealized losses	(7,935,609)

Net unrealized gains	$4,439,556

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 29, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund	19

Assets
Investments
In unaffiliated securities (including $3,387,043 of securities loaned), at value (cost $425,235,666)	$429,799,794
In affiliated securities, at value (cost $7,411,797)	7,411,797

Total investments, at value (cost $432,647,463)	437,211,591
Cash on deposit with broker	175,951
Foreign currency, at value (cost $46,516)	46,581
Receivable for investments sold	4,434,921
Principal paydown receivable	6,091
Receivable for Fund shares sold	158,575
Receivable for interest	4,100,188
Receivable for daily variation margin on open futures contracts	822
Receivable for securities lending income	1,547
Unrealized gains on credit default swap transactions	54,194
Premiums paid on credit default swap transactions	125,851
Prepaid expenses and other assets	201,215

Total assets	446,517,527

Liabilities
Payable for investments purchased	28,847,041
Payable for Fund shares redeemed	3,609,859
Unrealized losses on credit default swap transactions	79,795
Premiums received on credit default swap transactions	138,758
Payable for credit default swap payments	13,079
Unrealized losses on forward foreign currency contracts	53,812
Payable upon receipt of securities loaned	3,461,538
Payable for daily variation margin on open futures contracts	38,025
Management fee payable	120,679
Distribution fees payable	12,010
Administration fees payable	46,561
Accrued expenses and other liabilities	135,651

Total liabilities	36,556,808

Total net assets	$409,960,719

NET ASSETS CONSIST OF
Paid-in capital	$419,434,893
Undistributed net investment income	497,662
Accumulated net realized losses on investments	(14,456,636)
Net unrealized gains on investments	4,484,800

Total net assets	$409,960,719

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$263,695,337
Shares outstanding – Class A1	21,846,482
Net asset value per share – Class A	$12.07
Maximum offering price per share – Class A2	$12.64
Net assets – Class B	$210,227
Shares outstanding – Class B1	17,363
Net asset value per share – Class B	$12.11
Net assets – Class C	$20,008,746
Shares outstanding – Class C1	1,658,271
Net asset value per share – Class C	$12.07
Net assets – Administrator Class	$64,531,305
Shares outstanding – Administrator Class[1]	5,354,712
Net asset value per share – Administrator Class	$12.05
Net assets – Institutional Class	$61,515,104
Shares outstanding – Institutional Class[1]	5,091,827
Net asset value per share – Institutional Class	$12.08

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Core Plus Bond Fund	Statement of operations—six months ended February 29, 2016 (unaudited)

Investment income
Interest (net of foreign interest withholding taxes of $12,358)	$7,640,085
Income from affiliated securities	67,840
Securities lending income, net	4,761

Total investment income	7,712,686

Expenses
Management fee	1,060,230
Administration fees
Class A	218,880
Class B	251
Class C	15,959
Administrator Class	35,938
Institutional Class	23,058
Investor Class	45,980 [1]
Shareholder servicing fees
Class A	341,617
Class B	393
Class C	24,935
Administrator Class	89,615
Investor Class	57,849 [1]
Distribution fees
Class B	1,178
Class C	74,806
Custody and accounting fees	19,715
Professional fees	31,582
Registration fees	45,757
Shareholder report expenses	38,941
Trustees’ fees and expenses	7,851
Other fees and expenses	4,690

Total expenses	2,139,225
Less: Fee waivers and/or expense reimbursements	(197,395)

Net expenses	1,941,830

Net investment income	5,770,856

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(1,287,587)
Futures transactions	(493,685)
Forward foreign currency contract transactions	(44,986)
Credit default swap transactions	9,975

Net realized losses on investments	(1,816,283)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(57,507)
Futures transactions	367,507
Forward foreign currency contract transactions	(53,812)
Credit default swap transactions	(25,601)

Net change in unrealized gains (losses) on investments	230,587

Net realized and unrealized gains (losses) on investments	(1,585,696)

Net increase in net assets resulting from operations	$4,185,160

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Core Plus Bond Fund	21

	Six months ended February 29, 2016 (unaudited)		Year ended August 31, 2015

Operations
Net investment income		$5,770,856		$9,069,346
Net realized gains (losses) on investments		(1,816,283)		8,121,321
Net change in unrealized gains (losses) on investments		230,587		(11,648,577)

Net increase in net assets resulting from operations		4,185,160		5,542,090

Distributions to shareholders from
Net investment income
Class A		(3,123,143)		(3,199,153)
Class B		(2,291)		(5,109)
Class C		(161,556)		(204,128)
Administrator Class		(857,052)		(1,758,958)
Institutional Class		(757,200)		(1,097,205)
Investor Class		(536,302)[1]		(2,779,423)
Net realized gains
Class A		(1,047,115)		(280,520)
Class B		(1,106)		(1,076)
Class C		(66,831)		(36,727)
Administrator Class		(236,966)		(161,370)
Institutional Class		(207,160)		(105,379)
Investor Class		0 [1]		(272,008)

Total distributions to shareholders		(6,996,722)		(9,901,056)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	14,769,517	180,415,657	11,032,995	135,376,151
Class B	10	125	3,027	37,063
Class C	168,057	2,029,557	178,733	2,193,314
Administrator Class	662,629	7,997,167	3,503,950	43,239,853
Institutional Class	934,487	11,327,299	2,939,036	35,874,535
Investor Class	127,407 [1]	1,552,462 [1]	1,859,847	22,905,250

		203,322,267		239,626,166

Reinvestment of distributions
Class A	321,926	3,885,342	261,460	3,206,823
Class B	267	3,233	467	5,740
Class C	13,677	165,105	14,426	176,818
Administrator Class	90,226	1,088,131	156,012	1,910,601
Institutional Class	74,431	899,439	91,910	1,128,770
Investor Class	40,974 [1]	500,143 [1]	231,754	2,842,217

		6,541,393		9,270,969

Payment for shares redeemed
Class A	(11,671,049)	(141,356,687)	(3,464,196)	(42,471,695)
Class B	(14,870)	(179,707)	(32,941)	(404,956)
Class C	(202,136)	(2,446,349)	(494,066)	(6,052,812)
Administrator Class	(2,444,435)	(29,572,676)	(4,935,292)	(60,666,579)
Institutional Class	(394,422)	(4,772,059)	(1,202,777)	(14,829,017)
Investor Class	(13,460,098)[1]	(164,538,871)[1]	(2,576,230)	(31,581,304)

		(342,866,349)		(156,006,363)

Net increase (decrease) in net assets resulting from capital share transactions		(133,002,689)		92,890,772

Total increase (decrease) in net assets		(135,814,251)		88,531,806

Net assets
Beginning of period		545,774,970		457,243,164

End of period		$409,960,719		$545,774,970

Undistributed net investment income		$497,662		$164,350

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Core Plus Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.14	$12.24	$11.66	$12.57	$12.04	$12.00
Net investment income	0.15	0.21 [1]	0.26	0.25	0.30	0.37 [1]
Net realized and unrealized gains (losses) on investments	(0.04)	(0.08)	0.57	(0.51)	0.55	0.18

Total from investment operations	0.11	0.13	0.83	(0.26)	0.85	0.55
Distributions to shareholders from
Net investment income	(0.14)	(0.21)	(0.25)	(0.25)	(0.29)	(0.42)
Net realized gains	(0.04)	(0.02)	0.00	(0.40)	(0.03)	(0.09)

Total distributions to shareholders	(0.18)	(0.23)	(0.25)	(0.65)	(0.32)	(0.51)
Net asset value, end of period	$12.07	$12.14	$12.24	$11.66	$12.57	$12.04
Total return[2]	0.93%	1.04%	7.16%	(2.25)%	7.19%	4.76%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.91%	0.93%	0.91%	0.89%	0.88%
Net expenses	0.84%	0.84%	0.85%	0.87%	0.88%	0.88%
Net investment income	2.48%	1.69%	2.10%	2.00%	2.42%	3.17%
Supplemental data
Portfolio turnover rate	160%	322%	267%	256%	256%	215%
Net assets, end of period (000s omitted)	$263,695	$223,755	$129,646	$146,836	$172,577	$163,499

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Core Plus Bond Fund	23

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.18	$12.26	$11.68	$12.59	$12.05	$12.01
Net investment income	0.10 [1]	0.12 [1]	0.16 [1]	0.15 [1]	0.21 [1]	0.29 [1]
Net realized and unrealized gains (losses) on investments	(0.04)	(0.07)	0.57	(0.51)	0.56	0.17

Total from investment operations	0.06	0.05	0.73	(0.36)	0.77	0.46
Distributions to shareholders from
Net investment income	(0.09)	(0.11)	(0.15)	(0.15)	(0.20)	(0.33)
Net realized gains	(0.04)	(0.02)	0.00	(0.40)	(0.03)	(0.09)

Total distributions to shareholders	(0.13)	(0.13)	(0.15)	(0.55)	(0.23)	(0.42)
Net asset value, end of period	$12.11	$12.18	$12.26	$11.68	$12.59	$12.05
Total return[2]	0.51%	0.39%	6.30%	(3.00)%	6.45%	3.97%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.66%	1.68%	1.66%	1.63%	1.63%
Net expenses	1.59%	1.59%	1.60%	1.62%	1.62%	1.63%
Net investment income	1.65%	0.95%	1.35%	1.24%	1.71%	2.40%
Supplemental data
Portfolio turnover rate	160%	322%	267%	256%	256%	215%
Net assets, end of period (000s omitted)	$210	$389	$753	$1,597	$2,823	$4,054

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Core Plus Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.14	$12.23	$11.65	$12.56	$12.03	$12.00
Net investment income	0.10	0.12 [1]	0.16	0.15	0.21	0.29 [1]
Net realized and unrealized gains (losses) on investments	(0.03)	(0.08)	0.58	(0.51)	0.55	0.16

Total from investment operations	0.07	0.04	0.74	(0.36)	0.76	0.45
Distributions to shareholders from
Net investment income	(0.10)	(0.11)	(0.16)	(0.15)	(0.20)	(0.33)
Net realized gains	(0.04)	(0.02)	0.00	(0.40)	(0.03)	(0.09)

Total distributions to shareholders	(0.14)	(0.13)	(0.16)	(0.55)	(0.23)	(0.42)
Net asset value, end of period	$12.07	$12.14	$12.23	$11.65	$12.56	$12.03
Total return[2]	0.57%	0.35%	6.35%	(3.00)%	6.40%	3.92%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.66%	1.68%	1.66%	1.64%	1.63%
Net expenses	1.59%	1.59%	1.60%	1.62%	1.63%	1.63%
Net investment income	1.72%	0.95%	1.35%	1.24%	1.65%	2.41%
Supplemental data
Portfolio turnover rate	160%	322%	267%	256%	256%	215%
Net assets, end of period (000s omitted)	$20.009	$20,381	$24,212	$29,692	$41,259	$30,364

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Core Plus Bond Fund	25

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.12	$12.22	$11.64	$12.55	$12.02	$12.00
Net investment income	0.15	0.22	0.27 [1]	0.26 [1]	0.33	0.39 [1]
Net realized and unrealized gains (losses) on investments	(0.03)	(0.08)	0.57	(0.51)	0.54	0.16

Total from investment operations	0.12	0.14	0.84	(0.25)	0.87	0.55
Distributions to shareholders from
Net investment income	(0.15)	(0.22)	(0.26)	(0.26)	(0.31)	(0.44)
Net realized gains	(0.04)	(0.02)	0.00	(0.40)	(0.03)	(0.09)

Total distributions to shareholders	(0.19)	(0.24)	(0.26)	(0.66)	(0.34)	(0.53)
Net asset value, end of period	$12.05	$12.12	$12.22	$11.64	$12.55	$12.02
Total return[2]	0.99%	1.15%	7.31%	(2.11)%	7.37%	4.82%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.87%	0.85%	0.83%	0.82%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.73%	0.75%
Net investment income	2.56%	1.82%	2.24%	2.14%	2.53%	3.29%
Supplemental data
Portfolio turnover rate	160%	322%	267%	256%	256%	215%
Net assets, end of period (000s omitted)	$64,531	$85,431	$101,653	$105,094	$162,067	$90,063

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Core Plus Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.15	$12.24	$11.67	$12.57	$12.03	$12.00
Net investment income	0.16	0.24 [1]	0.28	0.27 [1]	0.34	0.41 [1]
Net realized and unrealized gains (losses) on investments	(0.03)	(0.07)	0.57	(0.49)	0.56	0.17

Total from investment operations	0.13	0.17	0.85	(0.22)	0.90	0.58
Distributions to shareholders from
Net investment income	(0.16)	(0.24)	(0.28)	(0.28)	(0.33)	(0.46)
Net realized gains	(0.04)	(0.02)	0.00	(0.40)	(0.03)	(0.09)

Total distributions to shareholders	(0.20)	(0.26)	(0.28)	(0.68)	(0.36)	(0.55)
Net asset value, end of period	$12.08	$12.15	$12.24	$11.67	$12.57	$12.03
Total return[2]	1.06%	1.37%	7.36%	(1.89)%	7.62%	5.04%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.58%	0.60%	0.56%	0.56%	0.55%
Net expenses	0.58%	0.58%	0.58%	0.56%	0.56%	0.55%
Net investment income	2.75%	1.95%	2.38%	2.26%	2.74%	3.53%
Supplemental data
Portfolio turnover rate	160%	322%	267%	256%	256%	215%
Net assets, end of period (000s omitted)	$61,515	$54,419	$32,438	$31,221	$161,191	$161,276

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Core Plus Bond Fund (formerly, Wells Fargo Income Plus Fund) (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Non-listed swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

28	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	29

Futures contracts

The Fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

30	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $12,603,110 with $6,301,555 expiring in 2016 and $6,301,555 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	31

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$107,483,763	$0	$107,483,763

Asset-backed securities	0	18,105,404	0	18,105,404

Corporate bonds and notes	0	164,662,387	0	164,662,387

Foreign corporate bonds and notes	0	12,008,224	0	12,008,224

Foreign government bonds	0	7,071,778	0	7,071,778

Municipal obligations	0	16,374,299	0	16,374,299

Non-agency mortgage-backed securities	0	25,933,933	0	25,933,933

U.S. Treasury securities	32,190,822	0	0	32,190,822

Yankee corporate bonds and notes	0	45,019,274	0	45,019,274

Short-term investments
Investment companies	3,950,259	0	0	3,950,259
U.S. Treasury securities	949,910	0	0	949,910

Investments measured at net asset value*				3,461,538
	37,090,991	396,659,062	0	437,211,591

Credit default swap contracts	0	180,045	0	180,045

Futures contracts	822	0	0	822
Total assets	$37,091,813	$396,839,107	$0	$437,392,458
Liabilities

Credit default swap contracts	$0	$218,553	$0	$218,553

Forward foreign currency contracts	0	53,812	0	53,812

Futures contracts	38,025	0	0	38,025
Total liabilities	$38,025	$272,365	$0	$310,390

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,461,538 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized losses at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the

32	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.45% and declining to 0.33% as the average daily net assets of the Fund increase. For the six months ended February 29, 2016, the management fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.84% for Class A shares, 1.59% for Class B shares, 1.59% for Class C shares, 0.72% for Administrator Class shares, and 0.58% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 29, 2016, Funds Distributor received $1,225 from the sale of Class A shares and $1,576 in contingent deferred sales charges from redemptions of Class B shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2016 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$573,176,336	$180,662,944	$686,259,618	$135,008,214

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	33

6. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio

At February 29, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 29, 2016	Unrealized gains (losses)
6-8-2016	JPMorgan	21 Short	Euro FX Futures	$3,745,415	$153
6-8-2016	JPMorgan	41 Short	Euro FX Futures	5,870,052	384
6-21-2016	JPMorgan	20 Short	U.S. Treasury Bonds	3,290,625	16,528
6-21-2016	JPMorgan	30 Short	10-Year U.S. Treasury Notes	3,915,469	1,980
6-30-2016	JPMorgan	50 Short	5-Year U.S. Treasury Notes	6,049,219	(5,939)
12-20-2017	JPMorgan	25 Short	GBP Sterling Futures	4,322,566	(12,661)

The Fund had an average notional amount of $43,841,244 and $16,804,754 in long and short futures contracts, respectively, during the six months ended February 29, 2016.

During the six months ended February 29, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At February 29, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at February 29, 2016	In exchange for U.S. $	Unrealized losses
3-31-2016	Citibank	1,000,000	GBP	$1,392,004	$1,432,613	$(40,609)
3-31-2016	Citibank	4,000,000	PLN	1,001,078	1,014,281	(13,203)

The Fund had average contract amounts of $994,997 and $1,780,906 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended February 29, 2016.

The Fund enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At February 29, 2016, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on an index – Buy protection

Expiration	Counterparty	Reference index	Notional amount	Fixed payments made	Value	Premiums received	Unrealized gains
12-20-2020	CitiGroup	Markit iTraxx Europe Crossover Index	$1,000,000	1.00%	$(87,850)	$(132,450)	$44,600

Credit default swaps on an index – Sell protection

Expiration	Counterparty	Reference index	Notional amount	Fixed payments received	Value	Premiums paid/ (received)	Unrealized gains (losses)
12-20-2020	CitiGroup	Markit iTraxx Europe Crossover Index	$1,000,000	5.00%	$46,056	$125,851	$(79,795)
12-20-2020	CitiGroup	Markit CDX North America Investment Grade Index	1,000,000	1.00	3,286	(6,308)	9,594

The Fund had an average notional balance of $181,319 during the six months ended February 29, 2016.

The Fund’s credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability

34	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

positions. On February 29, 2016, the aggregate fair value of credit defaults swap transactions with net asset contingent features that were in a liability position amounted to $79,795. As of February 29, 2016, the Fund had $175,951 on deposit at broker for outstanding credit default swaps.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of February 29, 2016 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Interest rate risk	Receivable for daily variation margin on open futures contracts	$822	*	Payable for daily variation margin on open futures contracts	$38,025	*
Forward currency risk	Unrealized gains on forward foreign currency contracts	0		Unrealized losses on forward foreign currency contracts	53,812
Credit contracts	Value of credit default swap contracts	180,045	**	Value of credit default swap contracts	218,553	***
		$180,867			$310,390

*	Only the current day’s variation margin as of February 29, 2016 is reported separately on the Statement of Assets and Liabilities.

**	The value of swap contracts consists of unrealized gains and premiums paid on swap contracts.

***	The value of swap contracts consists of unrealized losses and premiums received on swap contracts.

The effect of derivative instruments on the Statement of Operations for the six months ended February 29, 2016 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Credit default swaps	Total
Interest rate risk	$(493,685)	$0	$0	$(493,685)
Forward currency risk	0	(44,986)	0	(44,986)
Credit contracts	0	0	9,975	9,975
	$(493,685)	$(44,986)	$9,975	$(528,696)

	Change in unrealized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Credit default swaps	Total
Interest rate risk	$367,507	$0	$0	$367,507
Forward currency risk	0	(53,812)	0	(53,812)
Credit contracts	0	0	(25,601)	(25,601)
	$367,507	$(53,812)	$(25,601)	$288,094

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	35

transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$822		$(822)	$0	$0
Credit default swaps	CitiGroup	180,045	*	(180,045)	0	0
*	The value of swap contracts consists of unrealized gains and premiums paid on swap contracts as reflected on the Statement of Assets and Liabilities.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$38,025		$(822)	$(37,203)	$0
Credit default swaps	CitiGroup	218,553	*	(180,045)	(38,508)	0
Forward foreign currency contracts	Citibank	53,812	**	0	0	53,812

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty by derivative type.

*	The value of swap contracts consists of unrealized losses and premiums received on swap contracts as reflected on the Statement of Assets and Liabilities.

**	Amount represents net unrealized losses.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. For the six months ended February 29, 2016, the Fund paid $650 in commitment fees.

For the six months ended February 29, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On March 24, 2016, the Fund declared distributions from net investment income to shareholders of record on March 23, 2016. The per share amounts payable on March 28, 2016 were as follows:

Net investment income
Class A	$0.02722
Class B	0.01940
Class C	0.02011
Administrator Class	0.02850
Institutional Class	0.02985

36	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

On April 25, 2016, the Fund declared distributions from net investment income to shareholders of record on April 22, 2016. The per share amounts payable on April 26, 2016 were as follows:

Net investment income
Class A	$0.03176
Class B	0.02236
Class C	0.02393
Administrator Class	0.03269
Institutional Class	0.03421

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Other information (unaudited)	Wells Fargo Core Plus Bond Fund	37

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

38	Wells Fargo Core Plus Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Core Plus Bond Fund	39

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

40	Wells Fargo Core Plus Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241410 04-16 SA219/SAR219 2-16

Semi-Annual Report

February 29, 2016

Wells Fargo

Short Duration Government Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Short Duration Government Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

All eyes were on the U.S. Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short Duration Government Bond Fund for the six-month period that ended February 29, 2016. The period was marked by low interest rates, sustained weakness in commodity prices, and moderate U.S. economic growth. In the markets, all eyes were on the U.S. Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015. During the six-month reporting period, the Barclays U.S. 1–3 Year Government/Credit Bond Index returned 0.55%.1

Major central banks continued to provide stimulus.

In the U.S., monetary conditions remained accommodative even as the Fed began normalizing monetary policy. The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment. As the Fed begins to normalize monetary policy, it “expects economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Meanwhile, the European Central Bank (ECB) held its key rate at a historical low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the buying of eurozone government bonds. It lowered the overnight deposit rate to -0.30% from -0.20% in December. In Japan, the Bank of Japan (BOJ) maintained an aggressive monetary program aimed at combating deflation. The BOJ set a negative deposit rate at the end of January 2016, its latest effort to encourage banks to lend rather than hold deposits.

Global economic growth was below trend, and oil prices plummeted.

Developed countries experienced subtrend growth and subdued inflation, with commodity prices trending even lower over the course of the reporting period. In the U.S., however, economic growth advanced, the unemployment rate ticked lower to 4.9% as of February 2016, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period also was marked by dramatically lower oil prices, which fell to less than $34 per barrel at the end of February 2016.

The U.S. yield curve flattened.

Short-term U.S. Treasury yields rose in line with changes to the federal funds rates, and longer-term yields declined amid strong demand. During the reporting period, 6-month Treasury bills rose 0.22% to end February 2016 at a yield of 0.49%. However, 2-year Treasury securities rose only 0.04% to finish with a yield of 0.78%. Meanwhile, the benchmark 10-year Treasury note yield declined by 0.47%, to end February with a yield of 1.74%. Not only did Treasuries benefit from their perceived safe-haven status, but longer-term U.S. Treasury yields remained attractive to investors because they offered higher yields than comparable-maturity European and Japanese government bonds.

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short Duration Government Bond Fund	3

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Short Duration Government Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks to provide current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Troy Ludgood

Thomas O’Connor, CFA®

Average annual total returns (%) as of February 29, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (MSDAX)	3-11-1996	(1.46)	0.56	2.64	0.55	0.97	2.85	0.78	0.78
Class B (MSDBX)*	5-31-2002	(3.20)	0.37	2.54	(0.20)	0.37	2.54	1.53	1.53
Class C (MSDCX)	5-31-2002	(1.20)	0.23	2.08	(0.20)	0.23	2.08	1.53	1.53
Class R6 (MSDRX)	11-30-2012	–	–	–	0.96	1.42	3.29	0.40	0.37
Administrator Class (MNSGX)	12-18-1992	–	–	–	0.73	1.19	3.08	0.72	0.60
Institutional Class (WSGIX)	4-8-2005	–	–	–	0.91	1.37	3.26	0.45	0.42
Barclays 1-3 Year Government Index[4]	–	–	–	–	0.99	0.86	2.55	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class B shares, the maximum contingent deferred sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Short Duration Government Bond Fund	5

Ten largest holdings (%) as of February 29, 2016[5]
U.S. Treasury Note, 0.75%, 2-15-2019	9.02
U.S. Treasury Note, 1.00%, 9-15-2018	5.89
FHLMC, 4.50%, 8-1-2020	5.10
U.S. Treasury Note, 1.13%, 1-15-2019	3.83
U.S. Treasury Note, 0.75%, 1-31-2018	2.93
U.S. Treasury Note, 0.63%, 9-30-2017	2.43
U.S. Treasury Note, 1.00%, 12-31-2017	2.09
U.S. Treasury Note, 0.88%, 11-30-2017	1.82
FNMA Series 2015-53 Class MA, 2.50%, 6-25-2045	1.80
Commercial Mortgage Trust Series 2012-LC4 Class A3, 3.07%, 12-10-2044	1.38

Portfolio allocation as of February 29, 2016[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays 1–3 Year Government Index is composed of all publicly issued, nonconvertible domestic debt of the U.S. government and its agencies. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Short Duration Government Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,004.21	$3.93	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.96	0.78%
Class B
Actual	$1,000.00	$1,001.48	$7.70	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.44	$7.76	1.53%
Class C
Actual	$1,000.00	$1,001.49	$7.70	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.44	$7.76	1.53%
Class R6
Actual	$1,000.00	$1,006.27	$1.87	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,006.11	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Institutional Class
Actual	$1,000.00	$1,007.02	$2.12	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.03	$2.14	0.42%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Short Duration Government Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 44.63%
FHLMC ±	2.30%	3-1-2043	$7,107,684	$7,300,463
FHLMC ±	2.32	8-1-2044	7,453,364	7,638,727
FHLMC ±	2.86	7-1-2044	6,278,742	6,501,925
FHLMC ±	2.90	7-1-2044	5,500,247	5,695,703
FHLMC ±	2.94	5-1-2044	1,301,717	1,347,407
FHLMC ±	3.04	12-1-2043	4,263,657	4,421,274
FHLMC ±	3.11	8-1-2041	3,818,022	4,024,022
FHLMC ±	3.14	7-1-2042	2,537,674	2,638,181
FHLMC	3.50	2-1-2031	1,393,000	1,489,693
FHLMC	3.50	2-1-2031	3,872,000	4,140,760
FHLMC	4.00	6-1-2025	2,445,667	2,590,830
FHLMC	4.00	2-1-2026	3,392,367	3,611,638
FHLMC ##	4.00	9-1-2030	409,187	438,783
FHLMC	4.00	6-1-2031	3,125,695	3,368,741
FHLMC	4.00	4-1-2032	1,250,896	1,347,571
FHLMC	4.50	8-1-2018	3,024,715	3,137,520
FHLMC	4.50	10-1-2018	1,610,386	1,675,648
FHLMC	4.50	8-1-2020	51,949,375	53,879,691
FHLMC	4.50	4-1-2031	2,340,967	2,560,856
FHLMC	5.50	5-1-2041	529,395	604,049
FHLMC	5.50	5-1-2041	247,119	280,280
FHLMC	6.00	5-15-2039	2,975,474	3,421,546
FHLMC	7.00	3-25-2044	1,857,468	2,223,214
FHLMC Series 2744 Class JH	5.00	2-15-2034	2,342,002	2,599,452
FHLMC Series 3537 Class MA	4.50	6-15-2038	3,203,238	3,473,822
FHLMC Series 3574 Class D	5.00	9-15-2039	1,499,771	1,666,026
FHLMC Series 4227 Class AB	3.50	10-15-2037	6,507,081	6,801,997
FHLMC Series 4382 Class AB	3.00	7-15-2040	6,424,785	6,577,661
FNMA ±	2.15	6-1-2043	4,630,097	4,748,799
FNMA ±	2.18	9-1-2043	10,894,708	11,159,887
FNMA ±	2.28	5-1-2042	3,637,497	3,758,261
FNMA ±	2.31	8-1-2043	5,089,446	5,214,902
FNMA ±	2.32	5-1-2042	5,405,298	5,583,599
FNMA ±	2.33	10-1-2043	2,721,442	2,787,641
FNMA ±	2.49	10-1-2043	3,983,040	4,092,726
FNMA ±	2.62	4-1-2045	7,168,013	7,373,344
FNMA ±	2.65	11-1-2044	6,911,301	7,132,740
FNMA ±	2.72	2-1-2046	2,994,809	3,085,702
FNMA ±	2.73	11-1-2044	4,261,979	4,402,331
FNMA ±	2.75	5-1-2044	3,442,605	3,554,619
FNMA ±	2.77	9-1-2045	7,660,235	7,903,320
FNMA ±	2.78	2-1-2045	5,602,560	5,791,083
FNMA (a)%%	2.94	3-1-2046	3,032,000	3,109,516
FNMA ±%%	2.95	3-1-2046	4,536,000	4,702,905
FNMA ±	3.23	12-1-2043	1,745,199	1,830,429
FNMA ±	3.47	3-1-2041	935,777	982,702
FNMA	3.50	12-1-2029	2,322,204	2,456,329
FNMA	3.50	2-1-2030	2,550,059	2,723,696
FNMA	3.50	5-1-2030	2,810,518	2,989,490
FNMA	3.50	6-1-2030	8,200,897	8,723,884

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Short Duration Government Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	8-1-2030	$4,864,013	$5,174,519
FNMA	3.50	3-1-2031	7,241,517	7,753,338
FNMA	3.50	3-1-2031	4,501,976	4,791,424
FNMA %%	3.50	3-1-2031	5,914,348	6,287,691
FNMA ±	3.54	12-1-2041	4,073,105	4,324,797
FNMA	4.00	3-1-2026	2,697,273	2,881,824
FNMA	4.00	3-1-2026	4,570,550	4,882,734
FNMA	4.00	5-1-2026	848,081	910,000
FNMA	4.00	9-1-2030	528,929	568,601
FNMA	4.00	4-1-2032	1,172,027	1,269,880
FNMA	4.00	8-1-2032	1,250,277	1,351,577
FNMA	4.00	3-1-2033	6,222,270	6,695,997
FNMA	4.50	1-1-2020	10,114,794	10,533,679
FNMA	4.50	1-1-2020	7,844,449	8,169,842
FNMA	4.50	1-1-2020	12,544,063	13,044,966
FNMA	4.50	1-1-2020	10,903,027	11,334,812
FNMA	4.50	5-1-2020	13,996,417	14,572,000
FNMA	4.50	10-1-2020	3,829,722	3,989,274
FNMA	4.50	6-1-2025	1,980,781	2,141,415
FNMA	4.50	2-1-2026	548,229	592,190
FNMA	4.50	10-1-2026	6,557,706	7,062,970
FNMA	5.00	2-1-2023	3,374,732	3,522,344
FNMA	5.00	5-1-2023	688,809	739,451
FNMA	5.00	8-1-2030	929,933	1,028,884
FNMA	5.50	6-1-2040	84,138	96,590
FNMA	5.50	7-1-2040	219,536	250,332
FNMA	5.50	5-1-2041	168,622	193,776
FNMA	5.50	7-1-2041	182,405	209,491
FNMA	5.50	8-1-2041	1,693,811	1,931,157
FNMA	6.00	3-25-2035	639,508	667,748
FNMA Series 2001-W03 Class A ±	6.78	9-25-2041	501,820	571,900
FNMA Series 2002-90 Class A1	6.50	6-25-2042	23,306	27,373
FNMA Series 2003-63 Class GB	4.00	7-25-2033	3,203,159	3,430,450
FNMA Series 2003-W1 Class 2A ±	6.36	12-25-2042	257,785	304,115
FNMA Series 2009-101 Class MJ	3.00	12-25-2039	7,168,150	7,414,899
FNMA Series 2010-71 Class HJ	5.50	7-25-2040	1,229,846	1,408,678
FNMA Series 2010-98 Class EA	4.00	9-25-2030	1,961,238	2,120,251
FNMA Series 2011-46 Class BA	4.00	4-25-2037	6,778,427	7,007,651
FNMA Series 2011-M2 Class A1	2.02	4-25-2021	2,146,338	2,161,419
FNMA Series 2012-28 Class PT	4.00	3-25-2042	947,239	1,016,785
FNMA Series 2012-65 Class HJ	5.00	7-25-2040	7,228,538	7,967,053
FNMA Series 2013-103 Class H	4.50	3-25-2038	5,513,255	6,009,796
FNMA Series 2015-53 Class MA	2.50	6-25-2045	18,440,269	18,954,966
FNMA Series 2015-69 Class MC	2.50	9-25-2045	10,190,180	10,436,573
FNMA Series 2015-M10 Class FA ±	0.67	3-25-2019	6,075,089	6,049,152
FNMA Series 2015-M4 Class FA ±	0.42	9-25-2018	10,579,199	10,537,749
FNMA Series 2015-M8 Class FA ±	0.59	11-25-2018	6,223,883	6,170,455
GNMA Series 2001-53 Class PB	6.50	11-20-2031	3,041,672	3,083,798

Total Agency Securities (Cost $471,911,662)				471,211,751

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Short Duration Government Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 13.19%
American Express Credit Account Master Trust Series 2014-3 Class A	1.49%	4-15-2020	$7,685,000	$7,725,943
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	3,579,000	3,570,035
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	3,179,000	3,184,664
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,620,000	3,618,608
California Republic Auto Receivables Trust Series 2015-4 Class A3 144A	2.04	1-15-2020	4,163,000	4,193,515
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	3,186,000	3,187,266
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	3,144,000	3,158,215
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	2,433,000	2,438,020
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	2,230,000	2,231,135
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	8,044,000	8,088,235
Capital Auto Receivables Asset Trust Series 2015-4 Class A2	1.62	3-20-2019	6,309,000	6,313,705
Ford Credit Auto Owner Trust Series 2014-2 Class A 144A	2.31	4-15-2026	4,692,000	4,740,001
Ford Credit Floorplan Master Owner Trust Series 2016-1 Class A2 ±	1.33	2-15-2021	8,099,000	8,105,917
Navient Student Loan Trust Series 2014-CTA Class A 144A±	1.13	9-16-2024	9,851,346	9,700,593
Navient Student Loan Trust Series 2015-CA Class A 144A±	1.93	1-16-2035	13,677,734	13,677,838
Navient Student Loan Trust Series 2016-AA Class A1 144A±	1.66	12-15-2025	3,755,000	3,754,511
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.78	1-25-2037	3,614,063	3,436,556
Nelnet Student Loan Trust Series 2006-1 Class A5 ±	0.73	8-23-2027	2,658,000	2,583,326
SLC Student Loan Trust Series 2005-2 Class A3 ±	0.62	3-15-2027	8,607,000	8,397,185
SLC Student Loan Trust Series 2007-2 Class A2 ±	1.02	5-15-2028	779,352	766,214
SLC Student Loan Trust Series 2010-1 Class A ±	1.50	11-25-2042	2,358,177	2,327,545
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.82	7-27-2026	1,995,295	1,991,862
SLM Student Loan Trust Series 2005-6 Class A5A ±	0.73	7-27-2026	1,561,995	1,533,910
SLM Student Loan Trust Series 2010-1 Class A ±	0.84	3-25-2025	3,612,549	3,469,324
SLM Student Loan Trust Series 2010-A Class 1A 144A±	3.43	5-16-2044	2,274,720	2,326,964
SLM Student Loan Trust Series 2010-A Class 2A 144A±	3.68	5-16-2044	4,025,011	4,129,927
SLM Student Loan Trust Series 2011-C Class A2A 144A±	3.68	10-17-2044	1,830,668	1,906,131
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	2,873,343	2,929,300
SLM Student Loan Trust Series 2014-A Class A2B 144A±	1.58	1-15-2026	3,805,000	3,767,241
SMB Private Education Loan Trust Series 2015-A Class A1 144A±	1.03	7-17-2023	7,936,166	7,895,861
SMB Private Education Loan Trust Series 2015-C Class A1 144A±	1.33	7-15-2022	4,144,537	4,142,504

Total Asset-Backed Securities (Cost $140,057,420)				139,292,051

Corporate Bonds and Notes: 1.07%

Energy: 1.07%

Oil, Gas & Consumable Fuels: 1.07%
Exxon Mobil Corporation %%	1.71	3-1-2019	11,290,000	11,290,000

Total Corporate Bonds and Notes (Cost $11,290,000)				11,290,000

Non-Agency Mortgage-Backed Securities: 4.56%
Commercial Mortgage Trust Series 2012-LC4 Class A2	2.26	12-10-2044	3,859,214	3,871,369
Commercial Mortgage Trust Series 2012-LC4 Class A3	3.07	12-10-2044	14,264,000	14,614,981
Commercial Mortgage Trust Series 2013-CR6 Class A1	0.72	3-10-2046	1,893,123	1,875,100
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	679,143	704,627
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	1,100,012	1,139,945
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	1,122,119	1,161,221
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	2,579,000	2,653,502

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short Duration Government Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A2 144A	4.61%	6-15-2043	$2,478,000	$2,552,109
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	2,259,000	2,309,431
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A2 144A	3.67	2-15-2046	1,329,431	1,343,774
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C5 Class A2	3.15	8-15-2046	723,846	727,549
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A3	3.14	6-15-2045	3,674,597	3,733,196
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C18 Class A1	1.25	2-15-2047	1,445,427	1,434,670
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,371,195	1,405,865
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	3,876,000	3,874,951
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	705,000	742,937
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A2	3.22	7-15-2049	4,011,369	4,021,348

Total Non-Agency Mortgage-Backed Securities (Cost $49,232,220)				48,166,575

U.S. Treasury Securities: 36.06%
U.S. Treasury Note	0.50	4-30-2017	14,392,000	14,352,652
U.S. Treasury Note	0.63	5-31-2017	6,618,000	6,607,663
U.S. Treasury Note	0.63	6-30-2017	11,595,000	11,575,520
U.S. Treasury Note	0.63	9-30-2017	25,736,000	25,671,660
U.S. Treasury Note	0.63	11-30-2017	7,544,000	7,521,013
U.S. Treasury Note	0.75	10-31-2017	12,814,000	12,804,992
U.S. Treasury Note	0.75	1-31-2018	31,004,000	30,977,368
U.S. Treasury Note	0.75	2-28-2018	7,136,000	7,129,870
U.S. Treasury Note	0.75	2-15-2019	95,716,000	95,271,112
U.S. Treasury Note	0.88	7-15-2017	9,173,000	9,186,613
U.S. Treasury Note	0.88	11-30-2017	19,201,000	19,228,745
U.S. Treasury Note	0.88	1-15-2018	11,788,000	11,802,275
U.S. Treasury Note	1.00	12-31-2017	22,017,000	22,096,129
U.S. Treasury Note	1.00	9-15-2018	61,969,000	62,198,967
U.S. Treasury Note	1.13	1-15-2019	40,213,000	40,465,900
U.S. Treasury Note	1.25	12-15-2018	3,816,000	3,853,714

Total U.S. Treasury Securities (Cost $379,852,390)				380,744,193

	Yield		Shares
Short-Term Investments: 2.04%

Investment Companies: 2.04%
Wells Fargo Government Money Market Fund, Select Class (l)(u)##	0.22		21,544,078	21,544,078

Total Short-Term Investments (Cost $21,544,078)				21,544,078

Total investments in securities (Cost $1,073,887,770) *	101.55%	1,072,248,648
Other assets and liabilities, net	(1.55)	(16,366,988)

Total net assets	100.00%	$1,055,881,660

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Short Duration Government Bond Fund	11

±	Variable rate investment. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

%%	The security is issued on a when-issued basis.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,074,190,104 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,430,691
Gross unrealized losses	(4,372,147)

Net unrealized losses	$(1,941,456)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short Duration Government Bond Fund	Statement of assets and liabilities—February 29, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $1,052,343,692)	$1,050,704,570
In affiliated securities, at value (cost $21,544,078)	21,544,078

Total investments, at value (cost $1,073,887,770)	1,072,248,648
Cash	103,502
Receivable for investments sold	86,895,370
Principal paydown receivable	298,688
Receivable for Fund shares sold	1,779,059
Receivable for interest	2,299,973
Prepaid expenses and other assets	24,597

Total assets	1,163,649,837

Liabilities
Dividends payable	101,316
Payable for investments purchased	106,611,405
Payable for Fund shares redeemed	594,670
Management fee payable	251,192
Distribution fees payable	17,535
Administration fees payable	65,352
Accrued expenses and other liabilities	126,707

Total liabilities	107,768,177

Total net assets	$1,055,881,660

NET ASSETS CONSIST OF
Paid-in capital	$1,102,961,044
Overdistributed net investment income	(3,453,870)
Accumulated net realized losses on investments	(41,986,392)
Net unrealized losses on investments	(1,639,122)

Total net assets	$1,055,881,660

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$62,651,820
Shares outstanding – Class A1	6,270,942
Net asset value per share – Class A	$9.99
Maximum offering price per share – Class A2	$10.19
Net assets – Class B	$80,481
Shares outstanding – Class B1	8,050
Net asset value per share – Class B	$10.00
Net assets – Class C	$30,149,858
Shares outstanding – Class C1	3,012,977
Net asset value per share – Class C	$10.01
Net assets – Class R6	$211,862,935
Shares outstanding – Class R6[1]	21,138,028
Net asset value per share – Class R6	$10.02
Net assets – Administrator Class	$134,082,350
Shares outstanding – Administrator Class[1]	13,398,771
Net asset value per share – Administrator Class	$10.01
Net assets – Institutional Class	$617,054,216
Shares outstanding – Institutional Class[1]	61,673,949
Net asset value per share – Institutional Class	$10.01

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 29, 2016 (unaudited)	Wells Fargo Short Duration Government Bond Fund	13

Investment income
Interest	$7,486,078
Income from affiliated securities	10,504

Total investment income	7,496,582

Expenses
Management fee	1,804,485
Administration fees
Class A	48,962
Class B	65
Class C	23,552
Class R6	33,096
Administrator Class	70,604
Institutional Class	232,551
Shareholder servicing fees
Class A	76,503
Class B	102
Class C	36,800
Administrator Class	176,511
Distribution fees
Class B	306
Class C	110,400
Custody and accounting fees	34,303
Professional fees	25,111
Registration fees	33,524
Shareholder report expenses	22,481
Trustees’ fees and expenses	11,453
Other fees and expenses	7,259

Total expenses	2,748,068
Less: Fee waivers and/or expense reimbursements	(230,842)

Net expenses	2,517,226

Net investment income	4,979,356

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(66,622)
Net change in unrealized gains (losses) on investments	1,405,529

Net realized and unrealized gains (losses) on investments	1,338,907

Net increase in net assets resulting from operations	$6,318,263

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short Duration Government Bond Fund	Statement of changes in net assets

	Six months ended February 29, 2016 (unaudited)		Year ended August 31, 2015

Operations
Net investment income		$4,979,356		$10,197,919
Net realized gains (losses) on investments		(66,622)		3,936,012
Net change in unrealized gains (losses) on investments		1,405,529		(4,300,460)

Net increase in net assets resulting from operations		6,318,263		9,833,471

Distributions to shareholders from
Net investment income
Class A		(443,597)		(994,941)
Class B		(285)		(619)
Class C		(103,229)		(143,212)
Class R6		(2,047,660)		(1,252,381)
Administrator Class		(1,147,036)		(2,366,248)
Institutional Class		(5,259,533)		(12,686,313)

Total distributions to shareholders		(9,001,340)		(17,443,714)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	878,345	8,776,429	893,467	8,994,855
Class B	342	3,435	4,666	47,051
Class C	372,412	3,725,259	250,331	2,525,080
Class R6	573,042	5,749,631	20,670,721	208,583,613
Administrator Class	839,279	8,402,219	3,720,185	37,515,205
Institutional Class	12,012,385	120,184,224	23,657,641	238,649,165

		146,841,197		496,314,969

Reinvestment of distributions
Class A	38,887	388,618	90,064	907,044
Class B	27	270	54	540
Class C	9,286	92,933	12,948	130,546
Class R6	204,284	2,047,660	124,189	1,252,381
Administrator Class	111,685	1,117,686	223,156	2,250,925
Institutional Class	479,283	4,796,117	1,154,458	11,642,358

		8,443,284		16,183,794

Payment for shares redeemed
Class A	(885,906)	(8,849,665)	(5,356,128)	(53,879,586)
Class B	(2,241)	(22,440)	(17,358)	(175,084)
Class C	(549,264)	(5,503,379)	(1,481,247)	(14,946,317)
Class R6	(2,713,927)	(27,214,234)	(2,510,257)	(25,335,737)
Administrator Class	(3,167,506)	(31,748,182)	(7,286,511)	(73,464,583)
Institutional Class	(9,418,884)	(94,278,337)	(55,650,292)	(560,857,859)

		(167,616,237)		(728,659,166)

Net decrease in net assets resulting from capital share transactions		(12,331,756)		(216,160,403)

Total decrease in net assets		(15,014,833)		(223,770,646)

Net assets
Beginning of period		1,070,896,493		1,294,667,139

End of period		$1,055,881,660		$1,070,896,493

Undistributed (overdistributed) net investment income		$(3,453,870)		$606,284

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short Duration Government Bond Fund	15

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.02	$10.08	$10.09	$10.35	$10.36	$10.47
Net investment income	0.03	0.04	0.03	0.08 [1]	0.10	0.16
Net realized and unrealized gains (losses) on investments	0.01	0.02	0.07	(0.14)	0.09	0.07

Total from investment operations	0.04	0.06	0.10	(0.06)	0.19	0.23
Distributions to shareholders from
Net investment income	(0.07)	(0.12)	(0.11)	(0.20)	(0.20)	(0.25)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.09)

Total distributions to shareholders	(0.07)	(0.12)	(0.11)	(0.20)	(0.20)	(0.34)
Net asset value, end of period	$9.99	$10.02	$10.08	$10.09	$10.35	$10.36
Total return[2]	0.42%	0.55%	1.03%	(0.63)%	1.86%	2.17%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.78%	0.80%	0.82%	0.86%	0.87%
Net expenses	0.78%	0.78%	0.78%	0.79%	0.83%	0.83%
Net investment income	0.67%	0.55%	0.38%	0.80%	0.98%	1.60%
Supplemental data
Portfolio turnover rate	116%	500%	408%	324%	399%	485%
Net assets, end of period (000s omitted)	$62,652	$62,504	$107,005	$126,316	$167,266	$162,719

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.02	$10.09	$10.10	$10.36	$10.36	$10.48
Net investment income (loss)	(0.00)[1,2]	(0.02)[1]	(0.04)[1]	0.01 [1]	0.03 [1]	0.09
Net realized and unrealized gains (losses) on investments	0.01	(0.01)	0.07	(0.15)	0.10	0.05

Total from investment operations	0.01	(0.03)	0.03	(0.14)	0.13	0.14
Distributions to shareholders from
Net investment income	(0.03)	(0.04)	(0.04)	(0.12)	(0.13)	(0.17)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.09)

Total distributions to shareholders	(0.03)	(0.04)	(0.04)	(0.12)	(0.13)	(0.26)
Net asset value, end of period	$10.00	$10.02	$10.09	$10.10	$10.36	$10.36
Total return[3]	0.15%	(0.30)%	0.28%	(1.37)%	1.22%	1.32%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.53%	1.56%	1.58%	1.60%	1.62%
Net expenses	1.53%	1.53%	1.53%	1.54%	1.57%	1.58%
Net investment income (loss)	(0.09)%	(0.19)%	(0.37)%	0.06%	0.25%	0.85%
Supplemental data
Portfolio turnover rate	116%	500%	408%	324%	399%	485%
Net assets, end of period (000s omitted)	$80	$99	$228	$856	$1,115	$1,543

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short Duration Government Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.03	$10.10	$10.11	$10.37	$10.37	$10.48
Net investment income (loss)	(0.00)[2]	(0.03)	(0.05)	0.01 [1]	0.03	0.08
Net realized and unrealized gains (losses) on investments	0.01	0.00 [2]	0.08	(0.15)	0.09	0.07

Total from investment operations	0.01	(0.03)	0.03	(0.14)	0.12	0.15
Distributions to shareholders from
Net investment income	(0.03)	(0.04)	(0.04)	(0.12)	(0.12)	(0.17)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.09)

Total distributions to shareholders	(0.03)	(0.04)	(0.04)	(0.12)	(0.12)	(0.26)
Net asset value, end of period	$10.01	$10.03	$10.10	$10.11	$10.37	$10.37
Total return[3]	0.15%	(0.30)%	0.28%	(1.37)%	1.20%	1.41%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.53%	1.55%	1.57%	1.61%	1.62%
Net expenses	1.53%	1.53%	1.53%	1.54%	1.58%	1.58%
Net investment income (loss)	(0.08)%	(0.20)%	(0.37)%	0.05%	0.23%	0.85%
Supplemental data
Portfolio turnover rate	116%	500%	408%	324%	399%	485%
Net assets, end of period (000s omitted)	$30,150	$31,910	$44,423	$63,126	$78,385	$69,077

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS R6		2015	2014	2013[1]
Net asset value, beginning of period	$10.05	$10.11	$10.13	$10.33
Net investment income	0.05	0.09 [2]	0.08 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	0.01	0.01	0.05	(0.15)

Total from investment operations	0.06	0.10	0.13	(0.02)
Distributions to shareholders from
Net investment income	(0.09)	(0.16)	(0.15)	(0.18)
Net asset value, end of period	$10.02	$10.05	$10.11	$10.13
Total return[3]	0.63%	0.96%	1.35%	(0.17)%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.40%	0.41%	0.43%
Net expenses	0.37%	0.37%	0.37%	0.37%
Net investment income	1.08%	0.88%	0.76%	0.81%
Supplemental data
Portfolio turnover rate	116%	500%	408%	324%
Net assets, end of period (000s omitted)	$211,863	$231,878	$48,446	$2,983

[1]	For the period from November 30, 2012 (commencement of class operations) to August 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short Duration Government Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.03	$10.10	$10.11	$10.36	$10.37	$10.48
Net investment income	0.04	0.06	0.06 [1]	0.10 [1]	0.13	0.17
Net realized and unrealized gains (losses) on investments	0.02	0.00 [2]	0.06	(0.13)	0.09	0.08

Total from investment operations	0.06	0.06	0.12	(0.03)	0.22	0.25
Distributions to shareholders from
Net investment income	(0.08)	(0.13)	(0.13)	(0.22)	(0.23)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.09)

Total distributions to shareholders	(0.08)	(0.13)	(0.13)	(0.22)	(0.23)	(0.36)
Net asset value, end of period	$10.01	$10.03	$10.10	$10.11	$10.36	$10.37
Total return[3]	0.61%	0.63%	1.21%	(0.34)%	2.10%	2.41%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.72%	0.74%	0.76%	0.80%	0.80%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.85%	0.73%	0.56%	0.99%	1.20%	1.84%
Supplemental data
Portfolio turnover rate	116%	500%	408%	324%	399%	485%
Net assets, end of period (000s omitted)	$134,082	$156,669	$191,469	$234,808	$285,637	$247,357

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.03	$10.10	$10.10	$10.36	$10.37	$10.48
Net investment income	0.05	0.09 [1]	0.07	0.12	0.15	0.21
Net realized and unrealized gains (losses) on investments	0.02	(0.01)	0.08	(0.15)	0.09	0.06

Total from investment operations	0.07	0.08	0.15	(0.03)	0.24	0.27
Distributions to shareholders from
Net investment income	(0.09)	(0.15)	(0.15)	(0.23)	(0.25)	(0.29)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.09)

Total distributions to shareholders	(0.09)	(0.15)	(0.15)	(0.23)	(0.25)	(0.38)
Net asset value, end of period	$10.01	$10.03	$10.10	$10.10	$10.36	$10.37
Total return[2]	0.70%	0.81%	1.50%	(0.26)%	2.28%	2.59%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.45%	0.47%	0.49%	0.53%	0.54%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	1.03%	0.92%	0.74%	1.16%	1.39%	1.97%
Supplemental data
Portfolio turnover rate	116%	500%	408%	324%	399%	485%
Net assets, end of period (000s omitted)	$617,054	$587,835	$903,096	$1,051,693	$1,157,125	$862,174

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Short Duration Government Bond Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

22	Wells Fargo Short Duration Government Bond Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2015, the Fund had capital loss carryforwards which consist of $24,698,768 in short-term capital losses and $13,704,689 in long-term capital losses.

As of August 31, 2015, the Fund had current year deferred post-October capital losses consisting of $2,886,253 in short-term losses and $472,095 in long-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Short Duration Government Bond Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$471,211,751	$0	$471,211,751

Asset-backed securities	0	139,292,051	0	139,292,051

Corporate bonds and notes	0	11,290,000	0	11,290,000

Non-agency mortgage-backed securities	0	48,166,575	0	48,166,575

U.S. Treasury securities	380,744,193	0	0	380,744,193

Short-term investments
Investment companies	21,544,078	0	0	21,544,078
Total assets	$402,288,271	$669,960,377	$0	$1,072,248,648

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended February 29, 2016, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of

24	Wells Fargo Short Duration Government Bond Fund	Notes to financial statements (unaudited)

expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.78% for Class A shares, 1.53 % for Class B shares, 1.53% for Class C shares, 0.37% for Class R6 shares, 0.60% for Administrator Class shares, and 0.42% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 29, 2016, Funds Distributor received $279 from the sale of Class A shares and $100 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2016 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,105,265,578	$187,082,714	$943,703,230	$261,170,528

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. For the six months ended February 29, 2016, the Fund paid $1,321 in commitment fees.

For the six months ended February 29, 2016, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Short Duration Government Bond Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Short Duration Government Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Short Duration Government Bond Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Short Duration Government Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:
Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241411 04-16 SA220/SAR220 2-16

Semi-Annual Report

February 29, 2016

Wells Fargo Short-Term Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Short-Term Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

All eyes were on the U.S. Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short-Term Bond Fund for the six-month period that ended February 29, 2016. The period was marked by low interest rates, sustained weakness in commodity prices, and moderate U.S. economic growth. In the markets, all eyes were on the U.S. Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015. During the six-month reporting period, the Barclays U.S. 1–3 Year Government/Credit Bond Index returned 0.55%.1

Major central banks continued to provide stimulus.

In the U.S., monetary conditions remained accommodative even as the Fed began normalizing monetary policy. The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment. As the Fed begins to normalize monetary policy, it “expects economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Meanwhile, the European Central Bank (ECB) held its key rate at a historical low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the buying of eurozone government bonds. It lowered the overnight deposit rate to -0.30% from -0.20% in December. In Japan, the Bank of Japan (BOJ) maintained an aggressive monetary program aimed at combating deflation. The BOJ set a negative deposit rate at the end of January 2016, its latest effort to encourage banks to lend rather than hold deposits.

Global economic growth was below trend, and oil prices plummeted.

Developed countries experienced subtrend growth and subdued inflation, with commodity prices trending even lower over the course of the reporting period. In the U.S., however, economic growth advanced, the unemployment rate ticked lower to 4.9% as of February 2016, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period also was marked by dramatically lower oil prices, which fell to less than $34 per barrel at the end of February 2016.

The U.S. yield curve flattened.

Short-term U.S. Treasury yields rose in line with changes to the federal funds rates, and longer-term yields declined amid strong demand. During the reporting period, 6-month Treasury bills rose 0.22% to end February 2016 at a yield of 0.49%. However, 2-year Treasury securities rose only 0.04% to finish with a yield of 0.78%. Meanwhile, the benchmark 10-year Treasury note yield declined by 0.47%, to end February with a yield of 1.74%. Not only did Treasuries benefit from their perceived safe-haven status, but longer-term U.S. Treasury yields remained attractive to investors because they offered higher yields than comparable-maturity European and Japanese government bonds.

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short-Term Bond Fund	3

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Short-Term Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®

Jay N. Mueller, CFA®

Noah Wise, CFA®

Average annual total returns (%) as of February 29, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SSTVX)	8-31-1999	(1.56)	0.95	2.68	0.44	1.36	2.89	0.81	0.73
Class C (WFSHX)	3-31-2008	(1.31)	0.60	2.11	(0.31)	0.60	2.11	1.56	1.48
Institutional Class (SSHIX)	8-31-1999	–	–	–	0.81	1.69	3.22	0.48	0.48
Barclays U.S. 1-3 Year Government/Credit Bond Index[4]	–	–	–	–	0.91	1.07	2.77	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Short-Term Bond Fund	5

Ten largest holdings (%) as of February 29, 2016[5]
Mercedes-Benz Auto Receivables Series 2015-1 Class A2A, 0.82%, 6-15-2018	1.47
Verizon Communications Incorporated, 1.35%, 6-9-2017	1.27
DIRECTV Holdings LLC, 2.40%, 3-15-2017	1.09
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A, 1.35%, 6-15-2029	0.97
Ally Auto Receivables Trust Series 2015-2 Class A2A, 0.98%, 3-15-2018	0.94
Credit Suisse Mortgage Trust Series 2007-C3 Class A4, 5.70%, 6-15-2039	0.93
BMW Vehicle Lease Trust Series 2015-2 Class A2A, 1.07%, 1-22-2018	0.92
World Omni Automobile Lease Trust Series 2015-A Class A2A, 1.06%, 5-15-2018	0.90
Nissan Auto Lease Trust Series 2015-B Class A2A, 1.18%, 12-15-2017	0.87
CNH Equipment Trust Series 2015-C Class A2A, 1.10%, 12-17-2018	0.87

Portfolio allocation as of February 29, 2016[6]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to include the higher expenses applicable to Class C shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.72% for Class A, 1.47% for Class C, and 0.48% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays U.S. 1-3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Short-Term Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,001.58	$3.62	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Class C
Actual	$1,000.00	$997.86	$7.38	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.46	1.47%
Institutional Class
Actual	$1,000.00	$1,003.96	$2.37	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 11.20%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$2,268,217	$2,283,624
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	1,341,021	1,315,951
FHLMC ±	2.50	4-1-2032	46,342	48,859
FHLMC ±	2.57	4-1-2038	543,806	571,971
FHLMC ±	2.65	7-1-2029	3,536	3,687
FHLMC ±	2.66	9-1-2031	6,737	6,864
FHLMC ±	2.93	5-1-2026	86,663	90,587
FHLMC	3.00	2-15-2024	812,207	829,857
FHLMC	3.50	6-15-2038	950,875	981,919
FHLMC	4.50	5-15-2018	106,186	109,271
FHLMC	5.00	10-15-2032	152,626	154,186
FHLMC	6.00	10-1-2021	396,480	431,170
FHLMC	8.50	9-1-2017	17,933	18,035
FHLMC	9.00	8-1-2018	20,347	20,892
FHLMC	9.00	6-1-2019	28,424	29,933
FHLMC	9.00	10-1-2019	112,338	120,791
FHLMC	9.50	12-1-2022	57,532	61,209
FHLMC	10.50	11-1-2017	312	325
FHLMC	10.50	8-1-2018	31,045	31,733
FHLMC	10.50	2-1-2019	780	847
FHLMC	10.50	4-1-2019	333	352
FHLMC	10.50	5-1-2019	327	355
FHLMC	10.50	6-1-2019	1,845	2,002
FHLMC	10.50	7-1-2019	793	850
FHLMC Series 2597 Series AE	5.50	4-15-2033	203,242	223,901
FHLMC Series 2631 Class LC	4.50	6-15-2018	237,507	244,446
FHLMC Series 2642 Class AR	4.50	7-15-2023	338,632	363,526
FHLMC Series 2656 Class BG	5.00	10-15-2032	861,366	885,955
FHLMC Series 2958 Class QD	4.50	4-15-2020	875,398	900,159
FHLMC Series 3266 Class D	5.00	1-15-2022	959,830	997,734
FHLMC Series 3609 Class LA	4.00	12-15-2024	374,674	386,052
FHLMC Series 3656 Class BH	3.00	12-15-2019	362,743	363,173
FHLMC Series 3778 Class BM	3.50	8-15-2028	347,944	355,131
FHLMC Series 3794 Class LK	3.00	2-15-2024	1,177,268	1,191,064
FHLMC Series 3855 Class HL	3.50	2-15-2026	320,524	332,185
FHLMC Series 3920 Class AB	3.00	9-15-2025	925,266	950,029
FHLMC Series T-42 Class A6	9.50	2-25-2042	449,599	560,552
FHLMC Series T-57 Class 2A1 ±	3.35	7-25-2043	45,088	48,547
FHLMC Series T-59 Class 2A1 ±	3.04	10-25-2043	1,241,738	1,321,715
FNMA ±	1.59	8-1-2034	652,426	663,964
FNMA ±	2.51	11-1-2031	57,113	59,821
FNMA ±	2.54	8-1-2036	2,703,390	2,850,813
FNMA ±	2.57	9-1-2040	1,892,843	1,985,318
FNMA ±	2.69	10-1-2036	3,202,138	3,367,697
FNMA ±	2.70	7-1-2036	1,999,224	2,129,409
FNMA	2.73	10-1-2017	2,967,672	3,025,626
FNMA	2.93	12-1-2017	2,310,920	2,369,563
FNMA	3.29	12-1-2017	2,158,272	2,202,721
FNMA	3.34	9-1-2017	1,378,310	1,415,986
FNMA	3.69	6-1-2017	3,297,619	3,364,814
FNMA	3.74	5-1-2018	2,214,009	2,312,957

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	6-25-2026	$1,096,958	$1,172,144
FNMA	4.00	8-25-2037	921,920	944,095
FNMA	5.38	1-1-2018	846,248	868,262
FNMA	5.50	8-25-2034	1,623,529	1,693,721
FNMA	6.00	4-1-2021	398,754	417,849
FNMA	6.00	3-1-2033	745,541	864,736
FNMA	6.28	11-1-2018	275,839	280,769
FNMA	6.50	8-1-2031	403,178	482,599
FNMA	7.60	8-1-2018	193,453	193,339
FNMA	8.00	4-1-2017	31,813	32,516
FNMA	8.00	9-1-2019	21,892	22,109
FNMA	8.00	9-1-2023	4,427	4,701
FNMA	8.33	7-15-2020	19,061	20,772
FNMA	8.50	7-1-2018	18,329	18,506
FNMA	8.50	2-1-2023	20,160	20,372
FNMA	9.00	2-15-2020	863	961
FNMA	9.00	11-1-2024	82,698	92,644
FNMA	11.00	10-15-2020	6,390	6,531
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	718,250	905,694
FNMA Series 1989-29 Class Z	10.00	6-25-2019	62,355	68,123
FNMA Series 1989-63 Class Z	9.40	10-25-2019	23,189	24,840
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	60,759	74,534
FNMA Series 2003-15 Class CB	5.00	3-25-2018	471,482	483,990
FNMA Series 2003-41 Class PE	5.50	5-25-2023	910,045	979,294
FNMA Series 2003-W11 Class A1 ±	3.60	6-25-2033	16,363	17,128
FNMA Series 2003-W6 Class 6A ±	3.28	8-25-2042	1,133,559	1,242,100
FNMA Series 2003-W6 Class PT4 ±	8.70	10-25-2042	97,938	122,118
FNMA Series 2004-32 Class AY	4.00	5-25-2019	231,890	238,745
FNMA Series 2004-90 Class XY	4.00	9-25-2034	651,653	657,710
FNMA Series 2008-53 Class CA	5.00	7-25-2023	681,367	713,097
FNMA Series 2009-M01 Class A2	4.29	7-25-2019	1,310,831	1,408,840
FNMA Series 2011-133 Class A	3.50	6-25-2029	1,299,418	1,344,405
FNMA Series 2011-17 Class ED	3.50	7-25-2025	299,469	308,867
FNMA Series 2011-39 Class CA	3.00	5-25-2024	348,833	355,575
FNMA Series 2011-66 Class BE	3.00	3-25-2025	667,577	679,784
FNMA Series 2011-71 Class DJ	3.00	3-25-2025	1,318,028	1,341,387
FNMA Series G95-2 Class IO ±(c)	10.00	5-25-2020	64,733	4,209
GNMA	4.00	8-16-2023	411,963	426,806
GNMA	4.50	4-20-2035	426,089	449,679
GNMA	8.00	12-15-2023	27,336	31,694
GNMA	9.00	11-15-2017	8,300	8,528
GNMA	9.00	11-15-2024	17,723	19,803
GNMA	10.00	2-20-2018	2,088	2,115
GNMA Series 2008-36 Class AN	4.25	10-16-2022	248,026	250,119
GNMA Series 2008-36 Class NA	4.25	10-16-2022	521,965	526,451
GNMA Series 2010-6 Class EA	4.00	9-16-2023	429,912	440,927
GNMA Series 2010-89 Class DG	3.00	12-20-2035	259,846	260,480
GNMA Series 2011-82 Class HT	2.00	7-16-2036	188,373	189,338
GNMA Series 2012-19 Class A	1.83	3-16-2039	3,570,467	3,588,926

Total Agency Securities (Cost $65,658,778)				66,290,060

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 12.47%
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92%	2-15-2018	$4,000,000	$3,995,828
Ally Auto Receivables Trust Series 2015-1 Class A3	1.21	12-20-2017	2,065,000	2,064,417
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98	3-15-2018	4,800,000	4,797,480
ASG Resecuritization Trust Series 2009-4 Class A60 144A	6.00	6-28-2037	23,038	22,939
BMW Vehicle Lease Trust Series 2015-2 Class A2A	1.07	1-22-2018	4,700,000	4,695,686
CarMax Auto Owner Trust Series 2015-3 Class A2A	1.10	11-15-2018	2,998,751	2,998,375
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6	1.32	9-7-2018	4,200,000	4,208,823
Ford Credit Auto Lease Trust Series 2014-B Class A2A	0.51	3-15-2017	312,889	312,735
Ford Credit Auto Lease Trust Series 2015-B Class A2A	1.04	5-15-2018	4,000,000	3,991,940
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	3,699,602	3,697,950
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	2,050,000	2,045,413
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.49	2-25-2034	1,316,378	1,233,312
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	896,432	895,658
Honda Auto Receivables Owner Trust Series 2014-3 Class A2	0.48	12-15-2016	150,059	150,032
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	3,280,000	3,279,743
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A 144A	0.95	12-15-2017	3,280,760	3,277,609
Hyundai Auto Receivables Trust Series 2013-B Class A3	0.71	9-15-2017	556,491	556,353
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	2,250,000	2,248,509
Leaf II Receivables Funding LLC Series 2015-1 Class A2 144A	1.13	3-15-2017	1,400,000	1,397,547
Mercedes-Benz Auto Receivables Series 2015-1 Class A2A	0.82	6-15-2018	7,500,000	7,489,595
Nissan Auto Lease Trust Series 2014-B Class A2A	0.73	4-17-2017	2,379,019	2,376,681
Nissan Auto Lease Trust Series 2015-B Class A2A	1.18	12-15-2017	4,400,000	4,401,028
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	990,156	988,591
Toyota Auto Receivables Owner Trust Series 2016 AA2%%	1.03	7-16-2018	2,250,000	2,249,820
US Airway Series 2010-1 Class B Pass-Through Trust	8.50	10-22-2018	971,622	1,008,058
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	994,140	992,034
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	2,188,105	2,179,801
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	1,650,000	1,649,571
World Omni Automobile Lease Trust Series 2015-A Class A2A	1.06	5-15-2018	4,600,000	4,591,442

Total Asset-Backed Securities (Cost $73,988,454)				73,796,970

Corporate Bonds and Notes: 38.76%

Consumer Discretionary: 2.27%

Media: 2.27%
CCO Safari II LLC 144A	3.58	7-23-2020	3,000,000	3,007,470
DIRECTV Holdings LLC	2.40	3-15-2017	5,495,000	5,549,021
Interpublic Group	2.25	11-15-2017	1,900,000	1,866,119
Time Warner Cable Incorporated	6.75	7-1-2018	2,755,000	3,002,110

				13,424,720

Consumer Staples: 1.87%

Beverages: 0.69%
Anheuser Busch Companies Incorporated	2.65	2-1-2021	3,000,000	3,053,373
Constellation Brands Incorporated	7.25	9-1-2016	1,000,000	1,028,400

				4,081,773

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Food Products: 1.18%
J.M. Smucker Company	1.75%	3-15-2018	$3,000,000	$2,990,445
Kraft Heinz Foods Company 144A	2.00	7-2-2018	2,000,000	1,996,540
Tyson Foods Incorporated	6.60	4-1-2016	1,995,000	2,003,423

				6,990,408

Energy: 4.35%

Energy Equipment & Services: 0.53%
Spectra Energy Capital Company	6.20	4-15-2018	3,000,000	3,131,076

Oil, Gas & Consumable Fuels: 3.82%
Anadarko Petroleum Corporation	5.95	9-15-2016	3,000,000	3,017,214
Boardwalk Pipelines LLC	5.88	11-15-2016	1,000,000	999,797
BP AMI Leasing Incorporated 144A	5.52	5-8-2019	825,000	912,697
DCP Midstream Operating Company	2.50	12-1-2017	3,000,000	2,738,214
Energy Transfer Partners LP	2.50	6-15-2018	2,000,000	1,836,310
Enterprise Products Operating LLC	5.25	1-31-2020	2,010,000	2,084,392
Exxon Mobil Corporation	1.71	3-1-2019	3,000,000	3,000,000
Kinder Morgan Incorporated	3.05	12-1-2019	3,500,000	3,231,025
ONEOK Partners LP	3.20	9-15-2018	2,033,000	1,845,244
Pioneer Natural Resources Company	5.88	7-15-2016	2,940,000	2,951,204

				22,616,097

Financials: 17.87%

Banks: 2.73%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,000,000	3,027,048
Bank of America Corporation	6.50	8-1-2016	3,000,000	3,065,205
PNC Bank NA	1.50	2-23-2018	3,000,000	2,991,861
Santander Bank	8.75	5-30-2018	1,500,000	1,689,951
Santander Holdings USA	4.63	4-19-2016	2,000,000	2,007,164
Union Bank NA	5.95	5-11-2016	3,325,000	3,356,361

				16,137,590

Capital Markets: 2.14%
Bear Stearns Companies LLC	5.55	1-22-2017	3,875,000	4,004,630
Goldman Sachs Group Incorporated	6.15	4-1-2018	2,965,000	3,195,802
Lazard Group LLC	6.85	6-15-2017	538,000	565,653
Morgan Stanley	1.88	1-5-2018	2,045,000	2,039,906
Morgan Stanley	2.20	12-7-2018	2,000,000	1,997,494
Morgan Stanley	2.45	2-1-2019	840,000	843,439

				12,646,924

Consumer Finance: 5.38%
Ally Financial Incorporated	3.25	11-5-2018	2,930,000	2,878,725
Aviation Capital Group 144A	3.88	9-27-2016	935,000	936,169
Daimler Finance NA LLC 144A	1.65	3-2-2018	3,000,000	2,970,345
Discover Financial Services Company	6.45	6-12-2017	3,000,000	3,146,100
Ford Motor Credit Company LLC	2.94	1-8-2019	1,335,000	1,337,892
Ford Motor Credit Company LLC	5.00	5-15-2018	3,000,000	3,138,456

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
General Motors Financial Company	3.15%	1-15-2020	$3,000,000	$2,931,477
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	3,000,000	3,037,965
Hyundai Capital America Company 144A	2.40	10-30-2018	3,000,000	3,008,673
Paccar Financial Corp Sr Unsecured	1.65	2-25-2019	3,000,000	3,003,846
Toll Brothers Finance Corporation	8.91	10-15-2017	2,710,000	2,981,000
Toyota Motor Credit Corporation	1.70	2-19-2019	2,500,000	2,505,695

				31,876,343

Diversified Financial Services: 2.26%
McGraw Hill Financial Incorporated	2.50	8-15-2018	550,000	552,780
McGraw Hill Financial Incorporated	5.90	11-15-2017	3,500,000	3,698,317
Moody’s Corporation	2.75	7-15-2019	3,000,000	3,057,606
Murray Street Investment Trust I	4.65	3-9-2017	4,000,000	4,092,452
Raymond James Financial Incorporated	4.25	4-15-2016	2,000,000	2,006,716

				13,407,871

Insurance: 3.88%
AXIS Specialty Finance LLC	5.88	6-1-2020	1,794,000	1,956,377
Ironshore Holding Incorporated 144A	8.50	5-15-2020	2,235,000	2,599,242
Lincoln National Corporation	8.75	7-1-2019	2,426,000	2,898,201
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	3,070,000	3,262,164
Provident Companies Incorporated	7.00	7-15-2018	2,525,000	2,774,278
Reinsurance Group of America	5.63	3-15-2017	3,000,000	3,108,177
Reliance Standard Life Insurance 144A	2.15	10-15-2018	1,390,000	1,377,386
Reliance Standard Life Insurance 144A	2.38	5-4-2020	2,000,000	1,974,348
Symetra Financial Corporation 144A	6.13	4-1-2016	3,000,000	3,011,568

				22,961,741

REITs: 1.48%
American Tower Corporation	4.50	1-15-2018	2,700,000	2,809,836
Realty Income Corporation	2.00	1-31-2018	3,000,000	3,000,126
VEREIT Operating Partnership LP	2.00	2-6-2017	2,995,000	2,939,593

				8,749,555

Health Care: 1.75%

Biotechnology: 0.60%
Biogen Idec Incorporated	6.88	3-1-2018	3,262,000	3,568,931

Health Care Providers & Services: 0.64%
UnitedHealth Group Incorporated	1.45	7-17-2017	1,375,000	1,377,177
Unitedhealth Group Incorporated	1.70	2-15-2019	1,000,000	1,000,786
UnitedHealth Group Incorporated	1.90	7-16-2018	1,375,000	1,387,845

				3,765,808

Life Sciences Tools & Services: 0.51%
Thermo Fisher Scientific	2.15	12-14-2018	3,000,000	3,001,338

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 2.40%

Aerospace & Defense: 0.53%
L-3 Communications Corporation	5.20%	10-15-2019	$3,000,000	$3,158,157

Airlines: 0.42%
Delta Air Lines Incorporated	4.75	11-7-2021	2,346,712	2,481,648

Building Products: 0.03%
Owens Corning Incorporated	6.50	12-1-2016	148,000	151,595

Commercial Services & Supplies: 0.37%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,174,217

Machinery: 0.86%
CNH Capital LLC	3.25	2-1-2017	1,760,000	1,767,709
SPX Flow Incorporated	6.88	9-1-2017	3,250,000	3,339,375

				5,107,084

Transportation Infrastructure: 0.19%
TTX Company 144A	2.25	2-1-2019	1,095,000	1,104,522

Information Technology: 3.09%

Communications Equipment: 0.68%
Cisco Systems Incorporated	1.60	2-28-2019	4,000,000	4,025,972

Semiconductors & Semiconductor Equipment: 0.58%
KLA-Tencor Corporation	2.38	11-1-2017	1,365,000	1,369,892
KLA-Tencor Corporation	3.38	11-1-2019	2,000,000	2,030,756

				3,400,648

Software: 0.68%
CA Incorporated	3.60	8-1-2020	2,000,000	2,055,208
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	1,986,220

				4,041,428

Technology Hardware, Storage & Peripherals: 1.15%
Apple Incorporated	1.70	2-22-2019	4,000,000	4,035,248
HP Enterprise Company 144A	2.45	10-5-2017	2,785,000	2,781,031

				6,816,279

Materials: 1.05%

Construction Materials: 0.55%
Martin Marietta Material ±	1.70	6-30-2017	3,310,000	3,271,230

Metals & Mining: 0.50%
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	2,970,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 2.22%

Diversified Telecommunication Services: 2.22%
AT&T Incorporated	2.45%	6-30-2020	$1,000,000	$996,061
Clearwire Communications LLC 144A	14.75	12-1-2016	2,710,000	2,933,575
Crown Castle Towers LLC 144A	5.50	1-15-2037	2,695,000	2,723,303
Verizon Communications Incorporated	1.35	6-9-2017	6,479,000	6,475,637

				13,128,576

Utilities: 1.89%

Electric Utilities: 1.66%
Dayton Power & Light Company	1.88	9-15-2016	4,000,000	4,004,844
Monongahela Power Company 144A	5.70	3-15-2017	3,000,000	3,110,064
NextEra Energy Capital Holdings Incorporated	2.06	9-1-2017	2,725,000	2,735,976

				9,850,884

Multi-Utilities: 0.23%
Black Hills Corporation	2.50	1-11-2019	1,355,000	1,363,943

Total Corporate Bonds and Notes (Cost $230,647,960)				229,406,358

Municipal Obligations: 4.38%

California: 0.81%
Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	1,380,000	1,407,062
San Bernardino County CA Financing Authority (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2017	3,500,000	3,417,400

				4,824,462

Florida: 0.24%
Village Center Community Development District (Water & Sewer Revenue) 144A	1.60	10-1-2016	1,445,000	1,445,607

Illinois: 0.83%
Chicago IL (Tax Revenue)	6.30	12-1-2021	1,590,000	1,725,834
Illinois Finance Authority (GO Revenue)	5.37	3-1-2017	3,070,000	3,177,327

				4,903,161

Michigan: 0.34%
Michigan Finance Authority Series D5 (Water & Sewer Revenue)	2.85	7-1-2019	2,000,000	1,994,900

New Jersey: 1.03%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	3,000,000	2,864,760
New Jersey EDA Series B (Lease Revenue, AGM Insured) ¤	0.00	2-15-2019	3,500,000	3,209,080

				6,073,840

Oregon: 0.54%
Portland OR Taxable Pension (GO Revenue) ±(m)(n)	0.57	6-1-2019	3,350,000	3,207,625

Tennessee: 0.59%
Baptist Memorial Health Care Corporation (Health Revenue)	1.10	3-17-2016	3,500,000	3,499,965

Total Municipal Obligations (Cost $25,750,875)				25,949,560

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities: 10.97%
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	3.00%	10-20-2032	$19,240	$19,187
Bear Stearns Commercial Mortgage Securities Series 2006-T24 Class AM ±	5.57	10-12-2041	2,700,000	2,737,262
CCG Receivables Trust Series 2015-1 Class A2 144A	1.46	11-14-2018	2,000,000	1,998,480
CNH Equipment Trust Series 2015-C Class A2A	1.10	12-17-2018	4,400,000	4,397,359
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	1.23	3-15-2029	2,100,000	2,036,704
ContiMortgage Home Equity Trust Series 1996-2 ±(i)	0.00	7-15-2027	759,813	12,837
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.30	6-19-2031	131,647	118,154
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	1,059,774	1,068,166
Credit Suisse Mortgage Trust Series 2007-C3 Class A4 ±	5.70	6-15-2039	4,599,064	4,713,047
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	25,761	26,720
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.55	9-25-2033	489,765	466,147
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.28	5-8-2031	3,059,884	2,983,357
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 (i)(s)	8.02	2-25-2027	34,322	34,273
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	3-10-2039	4,046,113	4,132,413
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.43	7-15-2031	2,459,841	2,456,986
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	265,397	266,098
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 144A±	0.84	4-25-2036	1,046,961	858,396
John Deere Owner Trust Series 2016-A Class A2%%	1.15	10-15-2018	2,800,000	2,799,916
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB16 Class A4	5.55	5-12-2045	708,003	711,660
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class A4	5.44	6-12-2047	2,526,984	2,578,200
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class AMFL ±	0.59	6-12-2047	2,110,000	2,034,898
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A±	1.35	6-15-2029	5,000,000	4,924,313
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A 144A±	1.63	8-15-2027	3,000,000	2,964,847
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-CSMO Class A 144A±	1.68	1-15-2032	3,300,000	3,256,323
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-FL7 Class A 144A±	1.68	5-15-2028	2,403,797	2,365,961
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LDPX Class AM ±	5.46	1-15-2049	3,300,000	3,310,933
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	2,731,148	2,791,223
Macquarie Equipment Funding Trust Series 2014-A Class A2 144A	0.80	11-21-2016	708,861	708,694
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.63	10-25-2032	7,035	6,957
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	2,294,649	2,390,538
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class A2	2.90	10-29-2020	903,112	903,802
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	1,477,443	1,479,159
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1 ±	2.61	2-25-2035	175,941	174,793
SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-15-2044	3,000,000	3,009,233
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO (i)¤	0.00	6-25-2023	6,235	6,090
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.13	8-25-2032	81,560	79,931
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.13	8-25-2032	86,727	83,638
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	27,628	27,036

Total Non-Agency Mortgage-Backed Securities (Cost $65,844,207)				64,933,731

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund	15

Security name	Dividend yield		Shares	Value

Preferred Stocks: 0.26%

Financials: 0.26%

Banks: 0.26%
Huntington Bancshares (a)(i)±	3.95%		80,000	$1,511,357

Total Preferred Stocks (Cost $1,958,484)				1,511,357

	Interest rate	Maturity date	Principal

Yankee Corporate Bonds and Notes: 13.59%

Consumer Discretionary: 0.51%

Media: 0.51%
British Sky Broadcasting Group plc 144A	6.10	2-15-2018	$2,838,000	3,044,317

Consumer Staples: 1.07%

Food & Staples Retailing: 1.07%
Delhaize Group SA	6.50	6-15-2017	2,730,000	2,874,390
Tesco plc 144A	2.70	1-5-2017	3,470,000	3,468,657

				6,343,047

Energy: 1.42%

Oil, Gas & Consumable Fuels: 1.42%
Korea National Oil Corporation 144A	2.75	1-23-2019	3,000,000	3,059,628
TransCanada PipeLines Limited	1.63	11-9-2017	2,210,000	2,171,058
Transocean Incorporated	5.80	12-15-2016	3,235,000	3,202,650

				8,433,336

Financials: 8.55%

Banks: 4.36%
Abbey National Treasury Services plc	2.38	3-16-2020	3,000,000	2,969,967
Bank of Tokyo Mitsubishi 144A	2.75	9-14-2020	1,000,000	1,014,217
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	2,850,000	2,853,383
BPCE SA	1.61	7-25-2017	3,000,000	2,993,610
Experian Finance plc 144A	2.38	6-15-2017	3,800,000	3,804,997
HBOS plc 144A	6.75	5-21-2018	2,000,000	2,150,620
ING Bank NV 144A	1.80	3-16-2018	3,000,000	2,994,819
Lloyds Bank plc	2.00	8-17-2018	1,000,000	996,498
Macquarie Bank Limited 144A	2.85	7-29-2020	3,000,000	3,010,170
Swedbank Hypotek 144A	2.13	8-31-2016	3,000,000	3,016,722

				25,805,003

Diversified Financial Services: 1.76%
AerCap Ireland Capital Limited	2.75	5-15-2017	3,470,000	3,439,638
Credit Suisse New York	6.00	2-15-2018	1,500,000	1,588,049
Shell International Finance BV	2.13	5-11-2020	3,000,000	2,921,601
Volkswagen International Finance NV 144A	2.13	11-20-2018	2,530,000	2,448,496

				10,397,784

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 1.02%
Allied World Assurance Company	7.50%	8-1-2016	$3,000,000	$3,072,732
QBE Insurance Group Limited 144A	2.40	5-1-2018	2,985,000	2,987,898

				6,060,630

Real Estate Management & Development: 1.41%
Brookfield Asset Management Incorporated	5.80	4-25-2017	2,195,000	2,267,512
Deutsche Annington Finance BV 144A	3.20	10-2-2017	4,000,000	4,044,256
Korea Land & Housing Corporation 144A	1.88	8-2-2017	2,000,000	2,005,141

				8,316,909

Health Care: 1.01%

Pharmaceuticals: 1.01%
Actavis Funding SCS	2.35	3-12-2018	3,000,000	3,018,123
Perrigo Company plc	1.30	11-8-2016	3,000,000	2,982,609

				6,000,732

Information Technology: 0.51%

Semiconductors & Semiconductor Equipment: 0.51%
TSMC Global Limited 144A	1.63	4-3-2018	3,035,000	2,996,504

Utilities: 0.52%

Multi-Utilities: 0.52%
Korea Western Power Company 144A	3.13	5-10-2017	3,000,000	3,050,970

Total Yankee Corporate Bonds and Notes (Cost $80,700,850)				80,449,232

	Yield		Shares
Short-Term Investments: 9.25%

Investment Companies: 9.14%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.43		54,089,984	54,089,984

			Principal
U.S. Treasury Securities: 0.11%
U.S. Treasury Bill #	0.20	3-17-2016	$625,000	624,941

Total Short-Term Investments (Cost $54,714,920)				54,714,925

Total investments in securities (Cost $599,264,528) *	100.88%	597,052,193
Other assets and liabilities, net	(0.88)	(5,201,703)

Total net assets	100.00%	$591,850,490

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund	17

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(i)	Illiquid security

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $599,264,528 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,071,185
Gross unrealized losses	(4,283,520)

Net unrealized losses	$(2,212,335)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short-Term Bond Fund	Statement of assets and liabilities—February 29, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $545,174,544)	$542,962,209
In affiliated securities, at value (cost $54,089,984)	54,089,984

Total investments, at value (cost $599,264,528)	597,052,193
Cash	22,378
Receivable for investments sold	86
Principal paydown receivable	494,730
Receivable for Fund shares sold	429,502
Receivable for interest	3,674,791
Receivable for daily variation margin on open futures contracts	14,764
Prepaid expenses and other assets	32,596

Total assets	601,721,040

Liabilities
Dividends payable	186,894
Payable for investments purchased	8,945,668
Payable for Fund shares redeemed	417,312
Payable for daily variation margin on open futures contracts	12,289
Management fee payable	143,532
Distribution fee payable	8,014
Administration fees payable	55,574
Accrued expenses and other liabilities	101,267

Total liabilities	9,870,550

Total net assets	$591,850,490

NET ASSETS CONSIST OF
Paid-in capital	$595,508,185
Undistributed net investment income	41,084
Accumulated net realized losses on investments	(1,398,145)
Net unrealized losses on investments	(2,300,634)

Total net assets	$591,850,490

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$276,078,832
Shares outstanding – Class A1	31,723,525
Net asset value per share – Class A	$8.70
Maximum offering price per share – Class A2	$8.88
Net assets – Class C	$13,715,597
Shares outstanding – Class C1	1,577,979
Net asset value per share – Class C	$8.69
Net assets – Institutional Class	$302,056,061
Shares outstanding – Institutional Class[1]	34,696,300
Net asset value per share – Institutional Class	$8.71

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 29, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund	19

Investment income
Interest	$5,532,571
Dividends	30,046
Securities lending income, net	6,556

Total investment income	5,569,173

Expenses
Management fee	1,022,442
Administration fees
Class A	170,567
Class C	9,751
Institutional Class	115,496
Investor Class	66,610 [1]
Shareholder servicing fees
Class A	266,511
Class C	15,236
Investor Class	87,644 [1]
Distribution fee
Class C	45,709
Custody and accounting fees	22,392
Professional fees	25,165
Registration fees	39,408
Shareholder report expenses	23,278
Trustees’ fees and expenses	8,170
Other fees and expenses	10,997

Total expenses	1,929,376
Less: Fee waivers and/or expense reimbursements	(131,412)

Net expenses	1,797,964

Net investment income	3,771,209

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(1,716,398)
Futures transactions	(80,632)

Net realized losses on investments	(1,797,030)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(806,980)
Futures transactions	335,956

Net change in unrealized gains (losses) on investments	(471,024)

Net realized and unrealized gains (losses) on investments	(2,268,054)

Net increase in net assets resulting from operations	$1,503,155

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short-Term Bond Fund	Statement of changes in net assets

	Six months ended February 29, 2016 (unaudited)		Year ended August 31, 2015

Operations
Net investment income		$3,771,209		$7,038,033
Net realized gains (losses) on investments		(1,797,030)		2,576,512
Net change in unrealized gains (losses) on investments		(471,024)		(4,894,885)

Net increase in net assets resulting from operations		1,503,155		4,719,660

Distributions to shareholders from
Net investment income
Class A		(1,289,445)		(611,894)
Class C		(27,063)		(32,258)
Institutional Class		(2,071,571)		(4,040,692)
Investor Class		(385,178)[1]		(2,344,424)
Net realized gains
Class A		(1,039,448)		(151,151)
Class C		(44,006)		(33,347)
Institutional Class		(978,309)		(806,358)
Investor Class		0 [1]		(572,046)

Total distributions to shareholders		(5,835,020)		(8,592,170)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	29,365,352	257,754,418	4,914,966	43,266,990
Class C	395,132	3,441,799	335,725	2,949,884
Institutional Class	10,936,718	95,426,902	20,218,812	177,920,421
Investor Class	447,856 [1]	3,928,307 [1]	4,502,556	39,601,187

		360,551,426		263,738,482

Reinvestment of distributions
Class A	249,883	2,178,927	75,345	662,376
Class C	6,487	56,517	5,808	50,955
Institutional Class	199,712	1,743,395	327,146	2,877,470
Investor Class	22,693 [1]	199,015 [1]	313,223	2,752,124

		4,177,854		6,342,925

Payment for shares redeemed
Class A	(5,355,216)	(46,850,735)	(4,323,667)	(38,041,780)
Class C	(137,538)	(1,199,592)	(713,141)	(6,266,736)
Institutional Class	(11,417,865)	(99,857,119)	(23,028,729)	(202,625,671)
Investor Class	(27,124,834)[1]	(238,058,968)[1]	(6,220,552)	(54,684,744)

		(385,966,414)		(301,618,931)

Net decrease in net assets resulting from capital share transactions		(21,237,134)		(31,537,524)

Total decrease in net assets		(25,568,999)		(35,410,034)

Net assets
Beginning of period		617,419,489		652,829,523

End of period		$591,850,490		$617,419,489

Undistributed net investment income		$41,084		$43,132

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended September
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.77	$8.82	$8.77	$8.81	$8.76	$8.73
Net investment income	0.05	0.09	0.10	0.10	0.14	0.16
Net realized and unrealized gains (losses) on investments	(0.04)	(0.03)	0.05	(0.04)	0.05	0.04

Total from investment operations	0.01	0.06	0.15	0.06	0.19	0.20
Distributions to shareholders from
Net investment income	(0.05)	(0.09)	(0.10)	(0.10)	(0.14)	(0.17)
Net realized gains	(0.03)	(0.02)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.08)	(0.11)	(0.10)	(0.10)	(0.14)	(0.17)
Net asset value, end of period	$8.70	$8.77	$8.82	$8.77	$8.81	$8.76
Total return[1]	0.16%	0.66%	1.72%	0.72%	2.22%	2.33%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.82%	0.87%	0.90%	0.89%
Net expenses	0.72%	0.74%	0.78%	0.80%	0.80%	0.80%
Net investment income	1.20%	1.00%	1.12%	1.17%	1.63%	1.84%
Supplemental data
Portfolio turnover rate	28%	57%	70%	75%	44%	51%
Net assets, end of period (000s omitted)	$276,079	$65,454	$59,962	$65,812	$69,247	$56,555

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Short-Term Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended September
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.76	$8.81	$8.76	$8.80	$8.75	$8.73
Net investment income	0.02	0.02	0.03	0.04	0.08	0.10
Net realized and unrealized gains (losses) on investments	(0.04)	(0.03)	0.05	(0.04)	0.05	0.03

Total from investment operations	(0.02)	(0.01)	0.08	0.00	0.13	0.13
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.03)	(0.04)	(0.08)	(0.11)
Net realized gains	(0.03)	(0.02)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.05)	(0.04)	(0.03)	(0.04)	(0.08)	(0.11)
Net asset value, end of period	$8.69	$8.76	$8.81	$8.76	$8.80	$8.75
Total return[1]	(0.21)%	(0.09)%	0.97%	(0.03)%	1.46%	1.45%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.55%	1.57%	1.62%	1.65%	1.65%
Net expenses	1.47%	1.49%	1.53%	1.55%	1.55%	1.55%
Net investment income	0.44%	0.25%	0.37%	0.42%	0.89%	1.10%
Supplemental data
Portfolio turnover rate	28%	57%	70%	75%	44%	51%
Net assets, end of period (000s omitted)	$13,716	$11,508	$14,852	$16,686	$18,501	$19,510

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Bond Fund	23

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended September
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.77	$8.83	$8.77	$8.81	$8.77	$8.74
Net investment income	0.06	0.11	0.12	0.13	0.17	0.19
Net realized and unrealized gains (losses) on investments	(0.03)	(0.04)	0.07	(0.04)	0.04	0.04

Total from investment operations	0.03	0.07	0.19	0.09	0.21	0.23
Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.13)	(0.13)	(0.17)	(0.20)
Net realized gains	(0.03)	(0.02)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.09)	(0.13)	(0.13)	(0.13)	(0.17)	(0.20)
Net asset value, end of period	$8.71	$8.77	$8.83	$8.77	$8.81	$8.77
Total return[1]	0.40%	0.82%	2.15%	1.04%	2.43%	2.66%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.49%	0.53%	0.57%	0.56%
Net expenses	0.47%	0.47%	0.47%	0.48%	0.48%	0.48%
Net investment income	1.43%	1.26%	1.42%	1.47%	1.95%	2.17%
Supplemental data
Portfolio turnover rate	28%	57%	70%	75%	44%	51%
Net assets, end of period (000s omitted)	$302,056	$306,832	$330,613	$269,123	$282,512	$327,124

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Short-Term Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the

Notes to financial statements (unaudited)	Wells Fargo Short-Term Bond Fund	25

securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

26	Wells Fargo Short-Term Bond Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$66,290,060	$0	$66,290,060

Asset-backed securities	0	73,796,970	0	73,796,970

Corporate bonds and notes	0	229,406,358	0	229,406,358

Municipal obligations	0	25,949,560	0	25,949,560

Non-agency mortgage-backed securities	0	64,933,731	0	64,933,731

Preferred stocks	0	0	0	0
Financials	0	0	1,511,357	1,511,357

Yankee corporate bonds and notes	0	80,449,232	0	80,449,232

Short-term investments
Investment companies	54,089,984	0	0	54,089,984
U.S. Treasury securities	624,941	0	0	624,941
	54,714,925	540,825,911	1,511,357	597,052,193

Futures contracts	14,764	0	0	14,764
Total assets	$54,729,689	$540,825,911	$1,511,357	$597,066,957
Liabilities

Futures contracts	$12,289	$0	$0	$12,289
Total liabilities	$12,289	$0	$0	$12,289

Notes to financial statements (unaudited)	Wells Fargo Short-Term Bond Fund	27

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended February 29, 2016, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.72% for Class A shares, 1.47% for Class C shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2016, Funds Distributor received $658 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

28	Wells Fargo Short-Term Bond Fund	Notes to financial statements (unaudited)

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2016 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$12,353,972	$183,938,105	$14,758,634	$136,846,644

6. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 29, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 29, 2016	Unrealized gains (losses)
6-30-2016	JP Morgan	729 Long	2-Year U.S. Treasury Notes	$159,320,673	$(126,827)
6-30-2016	JP Morgan	121 Short	5-Year U.S. Treasury Notes	14,639,109	38,528

The Fund had an average notional amount of $201,187,999 and $ 30,436,381 in long and short futures contracts during the six months ended February 29, 2016.

On February 29, 2016, the cumulative unrealized losses on futures contracts in the amount of $88,299 are reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$14,764	$(12,289)	$0	$2,475

Notes to financial statements (unaudited)	Wells Fargo Short-Term Bond Fund	29

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Futures – variation margin	JPMorgan	$12,289	$(12,289)	$0	$0

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. For the six months ended February 29, 2016, the Fund paid $760 in commitment fees.

For the six months ended February 29, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

30	Wells Fargo Short-Term Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Short-Term Bond Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

32	Wells Fargo Short-Term Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Short-Term Bond Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241412 04-16 SA221/SAR221 2-16

Semi-Annual Report

February 29, 2016

Wells Fargo Short-Term High Yield Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Short-Term High Yield Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

U.S. economic growth continued at a moderate pace during the six-month period.

The dramatic and persistent decline in the oil price pressured several energy firms, leading to layoffs and debt defaults.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short-Term High Yield Bond Fund for the six-month period that ended February 29, 2016. The period was marked by substantial volatility for high-yield bond markets, driven in part by continued weakness in energy- and commodity-related bonds. However, investment-grade bonds continued to benefit from low interest rates—despite a December rate hike by the U.S. Federal Reserve (Fed)—and a generally benign credit cycle.

The Fed’s rate hike supported the view of a sluggish but resilient U.S. economy.

U.S. economic growth continued at a moderate pace during the six-month period. The unemployment rate continued to slowly improve, easing from 5.1% in September 2015 to 4.9% in February 2016. Reported gross domestic product growth increased at an annual rate of 1.4% in the fourth quarter of 2015, according to the third estimate from the Bureau of Economic Analysis. In addition, the core personal consumption expenditures deflator, the Fed’s favorite measure of inflation, remained below the Fed’s longer-term objective of 2%.

The combination of moderate economic growth and low inflation allowed the Federal Open Market Committee (FOMC) to raise its key rate in December 2015 by 0.25%, to a range between 0.25% and 0.50%. In its accompanying statement, the FOMC said it “currently expects that, with gradual adjustments in the stance of monetary policy, economic activity will continue to expand at a moderate pace and labor market indicators will continue to strengthen.”

Low interest rates supported investment-grade bonds, but falling commodity prices affected high-yield bonds.

Despite the FOMC’s December rate hike, interest rates remained low on an absolute basis. Moreover, the FOMC’s guidance led investors to believe that the path of future rate increases would be gradual. The combination of low interest rates and a resilient economy tended to support the investment-grade bond market. For example, the Barclays Corporate Bond Index1 posted a 1.33% return for the six-month period.

By contrast, the high-yield bond market showed weakness. The Barclays U.S. Corporate High Yield Bond Index2 posted a 5.61% loss for the six-month period. A major negative factor was the number of energy companies with outstanding high-yield debt. These firms were able to sell oil at a price approximating $100 per barrel in 2008; in early 2016, the West Texas Intermediate oil benchmark consistently traded at less than $40 per barrel. The dramatic and persistent decline in the oil price pressured several energy firms, leading to layoffs and debt defaults. A similar decline in the prices of industrial commodities weighed on the high-yield metals and mining industry.

Liquidity-related concerns also pressured the high-yield bond market, especially in the fourth quarter of 2015. Notably, a high-yield bond mutual fund had to lock investors out of redeeming shares and close the fund. While that fund’s aggressive

[1]	The Barclays Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

[2]	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar–denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	3

(and illiquid) investments led to its eventual issues, that event put pressure on certain securities, especially the lower-quality securities that the fund in question preferred. The effect of the fund’s closure was heightened by the fact that December tends to be a low activity month, magnifying inflows and outflows.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Short-Term High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kevin J. Maas, CFA®

Thomas M. Price, CFA®

Michael J. Schueller, CFA®

Average annual total returns (%) as of February 29, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SSTHX)	2-29-2000	(2.32)	2.33	3.65	0.70	2.95	3.97	0.93	0.82
Class C (WFHYX)	3-31-2008	(1.05)	2.18	3.19	(0.05)	2.18	3.19	1.68	1.57
Administrator Class (WDHYX)	7-30-2010	–	–	–	0.86	3.12	4.05	0.87	0.66
Institutional Class (STYIX)	11-30-2012	–	–	–	1.01	3.19	4.09	0.60	0.51
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index[4]	–	–	–	–	(1.41)	4.75	6.46	–	–
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index[5]	–	–	–	–	(10.85)	2.69	5.64	–	–
Short-Term High Yield Bond Index III[6]	–	–	–	–	(4.33)	4.13	6.24	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	5

Ten largest holdings (%) as of February 29, 2016[7]
United Rentals North America Incorporated, 7.38%, 5-15-2020	1.57
CCO Holdings LLC, 7.38%, 6-1-2020	1.48
Ineos US Finance LLC , 3.75%, 12-15-2020	1.41
CIT Group Incorporated, 4.25%, 8-15-2017	1.35
IAC/InterActiveCorp , 4.88%, 11-30-2018	1.34
Case New Holland Industrial Incorporated, 7.88%, 12-1-2017	1.29
NRG Energy Incorporated, 7.63%, 1-15-2018	1.26
DISH DBS Corporation , 4.25%, 4-1-2018	1.23
TransDigm Incorporated, 3.75%, 2-28-2020	1.23
Zayo Group LLC, 3.75%, 5-6-2021	1.21

Credit quality as of February 29, 2016[8]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.81% for Class A, 1.56% for Class C, 0.65% for Administrator Class, and 0.50% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

[5]	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

[6]	Source: Wells Fargo Funds Management, LLC. The Short-Term High Yield Bond Index III is comprised of 70% of BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index and 30% of BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Short-Term High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,001.14	$4.07	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$4.12	0.81%
Class C
Actual	$1,000.00	$997.42	$7.83	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.91	1.56%
Administrator Class
Actual	$1,000.00	$1,001.93	$3.27	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%
Institutional Class
Actual	$1,000.00	$1,002.66	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 51.96%

Consumer Discretionary: 19.33%

Auto Components: 1.93%
American Axle & Manufacturing Incorporated	6.25%	3-15-2021	$13,000,000	$13,097,500
Goodyear Tire & Rubber Company	7.00	5-15-2022	2,415,000	2,584,050
Tenneco Incorporated	6.88	12-15-2020	9,650,000	10,011,875

				25,693,425

Diversified Consumer Services: 3.31%
Avis Budget Car Rental LLC ±	3.16	12-1-2017	11,611,000	11,611,000
Avis Budget Car Rental LLC	4.88	11-15-2017	8,120,000	8,201,200
Hertz Corporation	6.75	4-15-2019	2,800,000	2,793,308
Hertz Corporation	7.50	10-15-2018	5,870,000	5,943,375
Service Corporation International	7.00	6-15-2017	14,676,000	15,483,180

				44,032,063

Hotels, Restaurants & Leisure: 2.47%
Hilton Worldwide Finance LLC	5.63	10-15-2021	12,870,000	13,352,625
MGM Resorts International	7.50	6-1-2016	5,265,000	5,328,180
MGM Resorts International	7.63	1-15-2017	5,735,000	5,971,569
NCL Corporation Limited 144A	5.25	11-15-2019	8,135,000	8,135,000

				32,787,374

Household Durables: 4.35%
Beazer Homes USA Company	6.63	4-15-2018	13,090,000	13,155,450
DR Horton Incorporated	3.63	2-15-2018	3,930,000	4,012,727
DR Horton Incorporated	4.75	5-15-2017	6,050,000	6,227,870
Jarden Corporation	7.50	5-1-2017	13,115,000	13,426,481
Lennar Corporation	4.13	12-1-2018	12,870,000	13,063,050
Lennar Corporation	4.75	12-15-2017	600,000	615,000
Pulte Group Incorporated	7.63	10-15-2017	5,185,000	5,522,025
Tempur Sealy International Incorporated «	6.88	12-15-2020	1,760,000	1,853,280

				57,875,883

Media: 4.92%
CCO Holdings LLC	7.38	6-1-2020	18,965,000	19,733,083
CSC Holdings LLC	7.63	7-15-2018	8,945,000	9,526,425
DISH DBS Corporation	4.25	4-1-2018	16,205,000	16,407,563
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	3,170,000	3,217,550
Starz LLC/Starz Finance Corporation	5.00	9-15-2019	4,310,000	4,363,875
TEGNA Incorporated	5.13	10-15-2019	11,575,000	12,269,500

				65,517,996

Specialty Retail: 1.96%
Best Buy Company Incorporated	5.00	8-1-2018	8,880,000	9,231,648
L Brands Incorporated	6.90	7-15-2017	12,815,000	13,713,332
L Brands Incorporated	8.50	6-15-2019	2,700,000	3,162,375

				26,107,355

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Textiles, Apparel & Luxury Goods: 0.39%
HanesBrands Incorporated	6.38%	12-15-2020	$5,035,000	$5,211,225

Consumer Staples: 1.07%

Household Products: 1.07%
Spectrum Brands Incorporated	6.38	11-15-2020	13,495,000	14,304,700

Energy: 3.84%

Oil, Gas & Consumable Fuels: 3.84%
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	9,000,000	9,065,700
Kinder Morgan Incorporated	7.00	6-15-2017	5,300,000	5,460,998
Sabine Pass LNG LP	7.50	11-30-2016	8,430,000	8,796,284
Targa Resources Partners Incorporated	5.00	1-15-2018	10,655,000	10,208,769
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,060,000
Tesoro Logistics LP	5.88	10-1-2020	3,615,000	3,398,100
WPX Energy Incorporated «	5.25	1-15-2017	10,390,000	10,182,200

				51,172,051

Financials: 6.31%

Banks: 1.68%
CIT Group Incorporated	4.25	8-15-2017	17,570,000	17,921,400
CIT Group Incorporated	5.00	5-15-2017	135,000	138,038
CIT Group Incorporated	5.25	3-15-2018	4,185,000	4,310,550

				22,369,988

Consumer Finance: 3.95%
Ally Financial Incorporated ±	3.30	7-18-2016	4,560,000	4,555,563
Ally Financial Incorporated	5.50	2-15-2017	9,500,000	9,678,125
Ally Financial Incorporated	6.25	12-1-2017	1,915,000	1,993,994
General Motors Financial Company Incorporated	3.25	5-15-2018	11,880,000	11,849,005
Navient Corporation	4.63	9-25-2017	870,000	867,825
Navient Corporation	6.00	1-25-2017	12,245,000	12,352,144
Toll Brothers Finance Corporation	4.00	12-31-2018	2,650,000	2,709,625
Toll Brothers Finance Corporation	8.91	10-15-2017	7,750,000	8,525,000

				52,531,281

REITs: 0.68%
Vereit Operating Partnership LP	2.00	2-6-2017	9,295,000	9,123,043

Health Care: 2.63%

Health Care Providers & Services: 2.63%
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	12,834,000	13,636,125
HCA Incorporated	8.00	10-1-2018	6,610,000	7,432,152
Tenet Healthcare Corporation	6.25	11-1-2018	12,960,000	13,640,400
Universal Health Services Incorporated	7.13	6-30-2016	300,000	304,692

				35,013,369

Industrials: 9.57%

Airlines: 1.57%
United Continental Holdings Incorporated	6.38	6-1-2018	10,125,000	10,454,063
US Airways Group Incorporated	6.13	6-1-2018	10,000,000	10,423,000

				20,877,063

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Building Products: 1.22%
Masco Corporation	5.85%	3-15-2017	$508,000	$523,240
USG Corporation	9.75	1-15-2018	14,150,000	15,759,563

				16,282,803

Commercial Services & Supplies: 1.33%
ADT Corporation	2.25	7-15-2017	13,255,000	13,321,275
ADT Corporation «	4.13	4-15-2019	1,965,000	2,077,988
Mobile Mini Incorporated	7.88	12-1-2020	470,000	478,225
RR Donnelley & Sons Company	7.25	5-15-2018	1,705,000	1,781,725

				17,659,213

Machinery: 2.68%
Case New Holland Industrial Incorporated	7.88	12-1-2017	16,095,000	17,149,223
Manitowoc Company Incorporated «	8.50	11-1-2020	6,140,000	6,400,950
SPX Flow Incorporated	6.88	9-1-2017	11,805,000	12,129,638

				35,679,811

Trading Companies & Distributors: 2.77%
Aircastle Limited	4.63	12-15-2018	13,060,000	13,240,228
International Lease Finance Corporation	5.75	5-15-2016	2,750,000	2,756,875
United Rentals North America Incorporated	7.38	5-15-2020	19,870,000	20,838,663

				36,835,766

Information Technology: 2.99%

Communications Equipment: 0.76%
ViaSat Incorporated	6.88	6-15-2020	9,755,000	10,127,153

Electronic Equipment, Instruments & Components: 0.64%
Jabil Circuit Incorporated	7.75	7-15-2016	8,300,000	8,455,625

Internet Software & Services: 1.34%
IAC/InterActiveCorp	4.88	11-30-2018	17,615,000	17,835,188

Software: 0.25%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	3,195,000	3,358,744

Materials: 1.96%

Construction Materials: 0.11%
Vulcan Materials Company	7.00	6-15-2018	1,265,000	1,404,150

Containers & Packaging: 1.11%
Greif Incorporated	6.75	2-1-2017	4,470,000	4,598,513
Owens-Illinois Incorporated	7.80	5-15-2018	9,305,000	10,165,713

				14,764,226

Metals & Mining: 0.74%
Steel Dynamics Incorporated	6.13	8-15-2019	9,690,000	9,908,025

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 2.31%

Diversified Telecommunication Services: 1.59%
CenturyLink Incorporated	6.00%	4-1-2017	$10,390,000	$10,722,480
Frontier Communications Corporation	8.13	10-1-2018	8,540,000	8,838,900
Frontier Communications Corporation	8.25	4-15-2017	400,000	421,000
Hughes Satelite Systems Corporation	6.50	6-15-2019	1,100,000	1,218,250

				21,200,630

Wireless Telecommunication Services: 0.72%
T-Mobile USA Incorporated	6.46	4-28-2019	9,270,000	9,524,925

Utilities: 1.95%

Gas Utilities: 0.69%
AmeriGas Partners LP	6.25	8-20-2019	9,085,000	9,107,713

Independent Power & Renewable Electricity Producers: 1.26%
NRG Energy Incorporated	7.63	1-15-2018	16,230,000	16,818,338

Total Corporate Bonds and Notes (Cost $698,311,819)				691,579,126

Loans: 30.47%

Consumer Discretionary: 6.37%

Auto Components: 0.53%
Allison Transmission Incorporated ±	3.50	8-23-2019	7,063,942	7,034,839

Automobiles: 1.49%
Chrysler Group LLC ±	3.50	5-24-2017	7,668,866	7,626,228
The Hertz Corporation ±	3.00	3-11-2018	9,994,676	9,791,184
The Hertz Corporation ±	3.75	3-11-2018	2,474,490	2,448,978

				19,866,390

Hotels, Restaurants & Leisure: 1.01%
Aramark Corporation ±	3.25	9-7-2019	12,503,268	12,443,877
Aramark Corporation ±	3.93	7-26-2016	30,215	29,762
Cinemark USA Incorporated ±	3.56	5-6-2022	970,000	967,750

				13,441,389

Household Durables: 0.26%
Serta Simmons Holdings LLC ±	4.25	10-1-2019	1,771,260	1,748,570
Tempur-Pedic International Incorporated ±	3.50	3-18-2020	1,660,739	1,655,757

				3,404,327

Media: 2.06%
Cequel Communications LLC ±	3.81	2-14-2019	12,963,989	12,679,300
Virgin Media Investment Holdings Limited ±	3.50	6-30-2023	15,187,695	14,694,095

				27,373,395

Specialty Retail: 1.02%
Michaels Stores Incorporated ±	3.75	1-28-2020	13,818,623	13,635,112

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 1.89%

Food Products: 1.89%
NBTY Incorporated ±	3.50%	10-1-2017	$8,221,147	$8,097,830
Pinnacle Foods Finance LLC ±	3.00	4-29-2020	10,066,631	9,959,018
Reynolds Group Holdings Incorporated ±	4.50	12-1-2018	7,118,478	7,090,147

				25,146,995

Energy: 0.43%

Oil, Gas & Consumable Fuels: 0.43%
EFS Cogen Holdings I LLC ±	3.75	12-17-2020	5,830,351	5,695,554

Financials: 0.73%

Diversified Financial Services: 0.73%
Delos Finance SARL ±	3.50	3-6-2021	9,865,000	9,782,825

Health Care: 4.44%

Health Care Providers & Services: 4.07%
Community Health Systems Incorporated ±	3.74	12-31-2018	9,994,298	9,706,961
Community Health Systems Incorporated ±	3.75	12-31-2019	2,387,234	2,274,342
Community Health Systems Incorporated ±	4.00	1-27-2021	4,392,447	4,169,311
HCA Incorporated ±	3.19	3-31-2017	8,797,500	8,786,503
Iasis Healthcare LLC ±	4.50	5-3-2018	15,095,681	14,669,228
Lifepoint Hospitals Incorporated ±	2.94	7-24-2017	4,793,654	4,790,682
Select Medical Corporation ±	5.00	6-1-2018	9,900,212	9,788,834

				54,185,861

Pharmaceuticals: 0.37%
Valeant Pharmaceuticals International Incorporated ±	3.50	2-13-2019	5,172,867	4,844,028

Industrials: 6.00%

Aerospace & Defense: 2.11%
DigitalGlobe Incorporated ±	4.75	1-31-2020	11,210,561	11,056,416
TransDigm Incorporated ±	3.50	5-14-2022	768,839	733,280
TransDigm Incorporated ±	3.75	2-28-2020	16,833,654	16,328,644

				28,118,340

Airlines: 0.83%
Delta Air Lines Incorporated ±	3.25	8-24-2022	11,102,175	11,063,650

Commercial Services & Supplies: 2.25%
KAR Auction Services Incorporated ±	3.50	3-11-2021	10,549,737	10,503,635
Novelis Incorporated ±	4.00	6-2-2022	13,096,566	12,188,057
Sensata Technologies BV ±	3.00	10-14-2021	3,805,534	3,742,514
ServiceMaster Company ±	4.25	7-1-2021	3,481,118	3,449,196

				29,883,402

Diversified Consumer Services: 0.72%
NXP BV ±	3.75	12-7-2020	9,655,000	9,627,869

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Machinery: 0.09%
The Manitowoc Company Incorporated ±	3.25%	1-3-2021	$1,195,000	$1,195,753

Information Technology: 3.09%

Internet Software & Services: 1.21%
Zayo Group LLC ±	3.75	5-6-2021	16,397,388	16,158,314

Software: 0.67%
Activision Blizzard Incorporated ±	3.25	10-12-2020	8,856,133	8,851,971

Technology Hardware, Storage & Peripherals: 1.21%
CDW LLC ±	3.25	4-29-2020	16,292,541	16,077,643

Materials: 3.36%

Chemicals: 2.21%
Huntsman International LLC ±	3.75	10-1-2021	11,008,800	10,630,428
Ineos US Finance LLC ±	3.75	12-15-2020	19,949,286	18,767,291

				29,397,719

Containers & Packaging: 1.15%
Berry Plastics Group Incorporated ±	3.50	2-8-2020	15,674,968	15,372,127

Telecommunication Services: 4.16%

Diversified Telecommunication Services: 3.09%
Intelsat Jackson Holdings SA ±	3.75	6-30-2019	14,548,512	12,932,609
Level 3 Financing Incorporated ±	3.50	5-31-2022	7,610,000	7,501,558
Level 3 Financing Incorporated ±	4.00	1-15-2020	8,300,000	8,284,479
West Corporation ±	3.25	6-30-2018	12,590,826	12,372,123

				41,090,769

Wireless Telecommunication Services: 1.07%
SBA Communications Corporation ±	3.25	3-24-2021	13,529,074	13,278,245
T-Mobile USA Incorporated ±	3.50	11-9-2022	1,000,000	1,000,630

				14,278,875

Total Loans (Cost $415,447,933)				405,527,147

Municipal Obligations: 0.35%

Illinois: 0.35%
Chicago IL Board of Education Series G (GO Revenue) ±	4.01	3-1-2032	5,000,000	4,601,900

Total Municipal Obligations (Cost $5,000,000)				4,601,900

Non-Agency Mortgage-Backed Securities: 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±(i)	2.85	4-25-2024	37,546	32,267

Total Non-Agency Mortgage-Backed Securities (Cost $37,184)				32,267

Yankee Corporate Bonds and Notes: 7.64%

Consumer Discretionary: 3.05%

Auto Components: 0.87%
Schaeffler Holding Finance BV 144A	6.25	11-15-2019	11,130,000	11,589,113

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Automobiles: 1.01%
Jaguar Land Rover Automotive plc 144A	4.13%	12-15-2018	$13,235,000	$13,532,788

Diversified Financial Services: 0.37%
AerCap Ireland Capital Limited	2.75	5-15-2017	4,955,000	4,911,644

Media: 0.80%
Numericable Group SA 144A	4.88	5-15-2019	10,620,000	10,614,690

Financials: 0.55%

Banks: 0.55%
Royal Bank of Scotland Group plc	4.70	7-3-2018	7,240,000	7,273,963

Health Care: 1.07%

Pharmaceuticals: 1.07%
Mallinckrodt International Finance SA	3.50	4-15-2018	14,520,000	14,229,600

Information Technology: 1.69%

Communications Equipment: 0.81%
Nokia Corporation	5.38	5-15-2019	10,120,000	10,727,200

Electronic Equipment, Instruments & Components: 0.88%
NXP BV/NXP Funding LLC 144A	3.50	9-15-2016	11,670,000	11,757,525

Materials: 1.28%

Containers & Packaging: 0.34%
Ardagh Packaging Finance plc 144A±	3.51	12-15-2019	4,700,000	4,570,750

Paper & Forest Products: 0.94%
Sappi Papier Holding GmbH 144A	6.63	4-15-2021	12,315,000	12,468,922

Total Yankee Corporate Bonds and Notes (Cost $102,833,373)				101,676,195

	Yield		Shares
Short-Term Investments: 9.72%

Investment Companies: 9.72%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.41		16,689,011	16,689,011
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.43		112,595,882	112,595,882

Total Short-Term Investments (Cost $129,284,893)				129,284,893

Total investments in securities (Cost $1,350,915,202) *	100.14%	1,332,701,528
Other assets and liabilities, net	(0.14)	(1,816,200)

Total net assets	100.00%	$1,330,885,328

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 29, 2016 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(i)	Illiquid security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,350,918,511 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,966,069
Gross unrealized losses	(21,183,052)

Net unrealized losses	$(18,216,983)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 29, 2016 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	15

Assets
Investments
In unaffiliated securities (including $16,342,782 of securities loaned), at value (cost $1,221,630,309)	$1,203,416,635
In affiliated securities, at value (cost $129,284,893)	129,284,893

Total investments, at value (cost $1,350,915,202)	1,332,701,528
Cash	434
Receivable for investments sold	4,781,550
Receivable for Fund shares sold	2,059,882
Receivable for interest	13,787,543
Receivable for securities lending income	12,786
Prepaid expenses and other assets	56,257

Total assets	1,353,399,980

Liabilities
Dividends payable	571,823
Payable for Fund shares redeemed	4,437,774
Payable upon receipt of securities loaned	16,689,011
Management fee payable	367,212
Distribution fee payable	70,130
Administration fees payable	115,703
Accrued expenses and other liabilities	262,999

Total liabilities	22,514,652

Total net assets	$1,330,885,328

NET ASSETS CONSIST OF
Paid-in capital	$1,380,027,714
Accumulated net realized losses on investments	(30,928,712)
Net unrealized losses on investments	(18,213,674)

Total net assets	$1,330,885,328

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$301,518,825
Shares outstanding – Class A1	37,858,833
Net asset value per share – Class A	$7.96
Maximum offering price per share – Class A2	$8.21
Net assets – Class C	$118,677,426
Shares outstanding – Class C1	14,900,705
Net asset value per share – Class C	$7.96
Net assets – Administrator Class	$329,685,298
Shares outstanding – Administrator Class[1]	41,409,652
Net asset value per share – Administrator Class	$7.96
Net assets – Institutional Class	$581,003,779
Shares outstanding – Institutional Class[1]	73,073,930
Net asset value per share – Institutional Class	$7.95

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short-Term High Yield Bond Fund	Statement of operations—six months ended February 29, 2016 (unaudited)

Investment income
Interest	$25,946,262
Income from affiliated securities	100,197
Securities lending income, net	21,929

Total investment income	26,068,388

Expenses
Management fee	3,273,240
Administration fees
Class A	225,879
Class C	96,035
Administrator Class	164,908
Institutional Class	236,451
Investor Class	46,131 [1]
Shareholder servicing fees
Class A	352,936
Class C	150,055
Administrator Class	412,269
Investor Class	60,473 [1]
Distribution fee
Class C	450,166
Custody and accounting fees	48,096
Professional fees	25,724
Registration fees	68,392
Shareholder report expenses	56,769
Trustees’ fees and expenses	11,377
Other fees and expenses	12,481

Total expenses	5,691,382
Less: Fee waivers and/or expense reimbursements	(857,855)

Net expenses	4,833,527

Net investment income	21,234,861

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(13,975,647)
Net change in unrealized gains (losses) on investments	(4,638,919)

Net realized and unrealized gains (losses) on investments	(18,614,566)

Net increase in net assets resulting from operations	$2,620,295

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Short-Term High Yield Bond Fund	17

	Six months ended February 29, 2016 (unaudited)		Year ended August 31, 2015

Operations
Net investment income		$21,234,861		$48,673,006
Net realized losses on investments		(13,975,647)		(16,191,024)
Net change in unrealized gains (losses) on investments		(4,638,919)		(11,157,694)

Net increase in net assets resulting from operations		2,620,295		21,324,288

Distributions to shareholders from
Net investment income
Class A		(4,216,660)		(6,933,480)
Class C		(1,345,407)		(2,986,338)
Administrator Class		(5,194,352)		(12,745,406)
Institutional Class		(9,754,268)		(19,514,685)
Investor Class		(724,174)[1]		(5,702,061)

Total distributions to shareholders		(21,234,861)		(47,881,970)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	24,815,016	199,637,095	6,389,757	51,850,164
Class C	1,604,968	12,854,552	2,902,472	23,560,523
Administrator Class	8,530,523	68,209,726	15,702,034	127,280,452
Institutional Class	14,670,005	117,247,852	42,733,442	346,627,984
Investor Class	1,234,213 [1]	9,927,805 [1]	9,357,563	75,960,409

		407,877,030		625,279,532

Reinvestment of distributions
Class A	511,245	4,086,204	813,304	6,601,461
Class C	161,456	1,291,293	352,560	2,861,800
Administrator Class	583,833	4,668,860	1,415,868	11,486,162
Institutional Class	838,555	6,696,648	1,608,395	13,032,069
Investor Class	50,179 [1]	401,935 [1]	677,127	5,496,288

		17,144,940		39,477,780

Payment for shares redeemed
Class A	(12,726,095)	(101,698,692)	(15,664,276)	(126,984,161)
Class C	(2,170,367)	(17,368,079)	(5,447,783)	(44,184,843)
Administrator Class	(8,475,496)	(67,674,573)	(38,462,893)	(311,878,917)
Institutional Class	(17,983,690)	(143,665,283)	(34,879,242)	(281,848,045)
Investor Class	(22,108,935)[1]	(178,209,033)[1]	(16,991,722)	(137,734,753)

		(508,615,660)		(902,630,719)

Net decrease in net assets resulting from capital share transactions		(83,593,690)		(237,873,407)

Total decrease in net assets		(102,208,256)		(264,431,089)

Net assets
Beginning of period		1,433,093,584		1,697,524,673

End of period		$1,330,885,328		$1,433,093,584

Undistributed net investment income		$0		$0

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.07	$8.20	$8.21	$8.26	$8.04	$8.18
Net investment income	0.12	0.25	0.27	0.31	0.36	0.40
Net realized and unrealized gains (losses) on investments	(0.11)	(0.13)	0.01	(0.05)	0.26	(0.14)

Total from investment operations	0.01	0.12	0.28	0.26	0.62	0.26
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.27)	(0.31)	(0.36)	(0.40)
Net realized gains	0.00	0.00	(0.02)	(0.00)[1]	(0.04)	0.00

Total distributions to shareholders	(0.12)	(0.25)	(0.29)	(0.31)	(0.40)	(0.40)
Net asset value, end of period	$7.96	$8.07	$8.20	$8.21	$8.26	$8.04
Total return[2]	0.11%	1.46%	3.40%	3.17%	7.81%	3.10%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.92%	0.91%	0.94%	0.99%	1.00%
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	2.99%	3.11%	3.27%	3.73%	4.33%	4.77%
Supplemental data
Portfolio turnover rate	7%	40%	28%	33%	28%	36%
Net assets, end of period (000s omitted)	$301,519	$203,856	$276,436	$285,726	$261,173	$201,523

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term High Yield Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.07	$8.20	$8.21	$8.26	$8.04	$8.18
Net investment income	0.09	0.19	0.21	0.25	0.29 [1]	0.33
Net realized and unrealized gains (losses) on investments	(0.11)	(0.13)	0.01	(0.06)	0.26	(0.14)

Total from investment operations	(0.02)	0.06	0.22	0.19	0.55	0.19
Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.21)	(0.24)	(0.29)	(0.33)
Net realized gains	0.00	0.00	(0.02)	(0.00)[2]	(0.04)	0.00

Total distributions to shareholders	(0.09)	(0.19)	(0.23)	(0.24)	(0.33)	(0.33)
Net asset value, end of period	$7.96	$8.07	$8.20	$8.21	$8.26	$8.04
Total return[3]	(0.26)%	0.70%	2.62%	2.40%	7.00%	2.33%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.67%	1.66%	1.69%	1.73%	1.75%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	2.24%	2.36%	2.52%	2.98%	3.58%	3.97%
Supplemental data
Portfolio turnover rate	7%	40%	28%	33%	28%	36%
Net assets, end of period (000s omitted)	$118,677	$123,521	$143,444	$133,379	$102,780	$71,831

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.07	$8.20	$8.20	$8.26	$8.03	$8.18
Net investment income	0.13	0.26	0.28	0.32	0.37	0.41
Net realized and unrealized gains (losses) on investments	(0.11)	(0.13)	0.02	(0.06)	0.27	(0.15)

Total from investment operations	0.02	0.13	0.30	0.26	0.64	0.26
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.28)	(0.32)	(0.37)	(0.41)
Net realized gains	0.00	0.00	(0.02)	(0.00)[1]	(0.04)	0.00

Total distributions to shareholders	(0.13)	(0.26)	(0.30)	(0.32)	(0.41)	(0.41)
Net asset value, end of period	$7.96	$8.07	$8.20	$8.20	$8.26	$8.03
Total return[2]	0.19%	1.62%	3.69%	3.21%	8.12%	3.15%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.84%	0.87%	0.92%	0.94%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.15%	3.28%	3.44%	3.89%	4.48%	4.87%
Supplemental data
Portfolio turnover rate	7%	40%	28%	33%	28%	36%
Net assets, end of period (000s omitted)	$329,685	$328,934	$509,059	$550,981	$459,746	$249,301

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term High Yield Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2015	2014	2013[1]
Net asset value, beginning of period	$8.06	$8.18	$8.19	$8.28
Net investment income	0.13	0.28	0.29	0.25
Net realized and unrealized gains (losses) on investments	(0.11)	(0.13)	0.01	(0.09)

Total from investment operations	0.02	0.15	0.30	0.16
Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.29)	(0.25)
Net realized gains	0.00	0.00	(0.02)	(0.00)[2]

Total distributions to shareholders	(0.13)	(0.27)	(0.31)	(0.25)
Net asset value, end of period	$7.95	$8.06	$8.18	$8.19
Total return[3]	0.27%	1.90%	3.72%	1.92%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.59%	0.58%	0.60%
Net expenses	0.50%	0.50%	0.50%	0.50%
Net investment income	3.30%	3.40%	3.58%	4.05%
Supplemental data
Portfolio turnover rate	7%	40%	28%	33%
Net assets, end of period (000s omitted)	$581,004	$608,704	$540,824	$211,642

[1]	For the period from November 30, 2012 (commencement of class operations) to August 31, 2013

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	23

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2015, the Fund had capital loss carryforwards which consist of $1,166,087 in short-term capital losses and $1,031,107 in long-term capital losses.

24	Wells Fargo Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

As of August 31, 2015, the Fund had current year deferred post-October capital losses consisting of $6,730,571 in short-term losses and $8,021,991 in long-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$691,579,126	$0	$691,579,126

Loans	0	395,738,313	9,788,834	405,527,147

Municipal obligations	0	4,601,900	0	4,601,900

Non-agency mortgage-backed securities	0	32,267	0	32,267

Yankee corporate bonds and notes	0	101,676,195	0	101,676,195

Short-term investments
Investment companies	112,595,882	0	0	112,595,882
Investments measured at net asset value*				16,689,011
Total assets	$112,595,882	$1,193,627,801	$9,788,834	$1,332,701,528

*	Investments that are measured at fair value using the net asset value per share (for its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $16,689,011 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

Notes to financial statements (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	25

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.50% and declining to 0.38% as the average daily net assets of the Fund increase. For the six months ended February 29, 2016, the management fee was equivalent to an annual rate of 0.48% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.81% for Class A shares, 1.56% for Class C shares, 0.65% for Administrator Class shares, and 0.50% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2016, Funds Distributor received $2,701 from the sale of Class A shares and $104 in contingent deferred sales charges from redemptions of Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

26	Wells Fargo Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 29, 2016 were $86,183,878 and $165,643,091, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. For the six months ended February 29, 2016, the Fund paid $2,977 in commitment fees.

For the six months ended February 29, 2016, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Short-Term High Yield Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo Short-Term High Yield Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241413 04-16 SA222/SAR222 2-16

Semi-Annual Report

February 29, 2016

Wells Fargo Ultra Short-Term Income Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Ultra Short-Term Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

All eyes were on the U.S. Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Ultra Short-Term Income Fund for the six-month period that ended February 29, 2016. The period was marked by low interest rates, sustained weakness in commodity prices, and moderate U.S. economic growth. In the markets, all eyes were on the U.S. Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015. During the six-month reporting period, the Barclays U.S. 1–3 Year Government/Credit Bond Index returned 0.55%.1

Major central banks continued to provide stimulus.

In the U.S., monetary conditions remained accommodative even as the Fed began normalizing monetary policy. The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment. As the Fed begins to normalize monetary policy, it “expects economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Meanwhile, the European Central Bank (ECB) held its key rate at a historical low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the buying of eurozone government bonds. It lowered the overnight deposit rate to -0.30% from -0.20% in December. In Japan, the Bank of Japan (BOJ) maintained an aggressive monetary program aimed at combating deflation. The BOJ set a negative deposit rate at the end of January 2016, its latest effort to encourage banks to lend rather than hold deposits.

Global economic growth was below trend, and oil prices plummeted.

Developed countries experienced subtrend growth and subdued inflation, with commodity prices trending even lower over the course of the reporting period. In the U.S., however, economic growth advanced, the unemployment rate ticked lower to 4.9% as of February 2016, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period also was marked by dramatically lower oil prices, which fell to less than $34 per barrel at the end of February 2016.

The U.S. yield curve flattened.

Short-term U.S. Treasury yields rose in line with changes to the federal funds rates, and longer-term yields declined amid strong demand. During the reporting period, 6-month Treasury bills rose 0.22% to end February 2016 at a yield of 0.49%. However, 2-year Treasury securities rose only 0.04% to finish with a yield of 0.78%. Meanwhile, the benchmark 10-year Treasury note yield declined by 0.47%, to end February with a yield of 1.74%. Not only did Treasuries benefit from their perceived safe-haven status, but longer-term U.S. Treasury yields remained attractive to investors because they offered higher yields than comparable-maturity European and Japanese government bonds.

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government).The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Ultra Short-Term Income Fund	3

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Ultra Short-Term Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®

Jay N. Mueller, CFA®

Thomas M. Price, CFA®

Noah Wise, CFA®

Average annual total returns (%) as of February 29, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SADAX)	8-31-1999	(1.92)	0.15	1.34	0.08	0.55	1.54	0.78	0.71
Class C (WUSTX)	7-18-2008	(1.67)	(0.20)	0.78	(0.67)	(0.20)	0.78	1.53	1.46
Administrator Class (WUSDX)	4-8-2005	–	–	–	0.11	0.68	1.69	0.72	0.56
Institutional Class (SADIX)	8-31-1999	–	–	–	0.43	0.91	1.91	0.45	0.36
Barclays Short-Term Government/Corporate Index[4]	–	–	–	–	0.33	0.29	1.69	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Ultra Short-Term Income Fund	5

Ten largest holdings (%) as of February 29, 2016[5]
Mercedes-Benz Auto Receivables Series 2015-1 Class A2A, 0.82%, 6-15-2018	1.12
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A, 1.35%, 6-15-2029	1.01
DIRECTV Holdings LLC, 2.40%, 3-15-2017	1.01
Verizon Communications Incorporated, 1.35%, 6-9-2017	0.99
Ally Auto Receivables Trust Series 2015-2 Class A2A, 0.98%, 3-15-2018	0.87
BMW Vehicle Lease Trust Series 2015-2 Class A2A, 1.07%, 1-22-2018	0.84
Providence Health & Services Company, 1.41%, 10-1-2016	0.82
Nissan Auto Lease Trust Series 2015-B Class A2A, 1.18%, 12-15-2017	0.79
CNH Equipment Trust Series 2015-C Class A2A, 1.10%, 12-17-2018	0.79
Experian Finance plc, 2.38%, 6-15-2017	0.79

Portfolio allocation as of February 29, 2016[6]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to include the higher expenses applicable to Class C shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.70% for Class A, 1.45% for Class C, 0.55% for Administrator Class, and 0.35% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays Short-Term Government/Corporate Index contains securities that have fallen out of the Barclays U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Barclays Short-Term Government/Corporate Index must have a maturity from one up to (but not including) 12 months. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Ultra Short-Term Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.48	$3.52	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Class C
Actual	$1,000.00	$996.76	$7.28	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.35	1.45%
Administrator Class
Actual	$1,000.00	$1,001.21	$2.77	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	$2.80	0.55%
Institutional Class
Actual	$1,000.00	$1,003.41	$1.76	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78	0.35%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 10.75%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$2,950,247	$2,895,092
FHLMC ±	2.46	5-1-2035	738,154	778,949
FHLMC ±	2.50	4-1-2032	110,062	116,039
FHLMC ±	2.50	6-1-2032	6,088	6,405
FHLMC ±	2.50	3-1-2035	1,324,897	1,391,467
FHLMC ±	2.50	11-1-2035	5,188,150	5,452,453
FHLMC ±	2.50	10-1-2038	1,892,612	1,991,916
FHLMC ±	2.56	10-1-2031	73,696	74,250
FHLMC ±	2.57	4-1-2038	1,613,587	1,697,158
FHLMC ±	2.58	1-1-2029	70,717	71,326
FHLMC ±	2.60	9-1-2038	2,952,510	3,114,811
FHLMC ±	2.65	7-1-2029	3,536	3,687
FHLMC	4.50	2-1-2020	1,365,758	1,423,291
FHLMC	4.50	8-1-2020	759,956	791,270
FHLMC	4.50	1-1-2022	611,841	637,611
FHLMC	5.00	12-1-2019	1,637,321	1,727,373
FHLMC	5.50	8-1-2018	327,460	338,031
FHLMC	6.00	4-1-2016	5,231	5,239
FHLMC	6.00	5-1-2017	113,707	115,607
FHLMC	6.00	1-1-2024	1,486,716	1,617,494
FHLMC	7.00	6-1-2031	399,829	463,162
FHLMC	9.00	11-1-2016	8,034	8,099
FHLMC	9.00	12-1-2016	43,942	44,422
FHLMC	9.00	8-1-2018	22,597	23,203
FHLMC	9.00	10-1-2019	32,916	35,393
FHLMC	9.50	12-1-2016	7,937	7,988
FHLMC	9.50	5-1-2020	1,750	1,763
FHLMC	9.50	9-1-2020	74,595	81,126
FHLMC	9.50	12-1-2022	98,377	104,664
FHLMC	10.00	11-17-2021	20,266	20,543
FHLMC	10.50	5-1-2020	91,312	100,399
FHLMC Series 2495 Class UJ	3.50	7-15-2032	22,526	22,804
FHLMC Series 2530 Class BH	5.00	11-15-2017	675,192	692,183
FHLMC Series 2617 Class GR	4.50	5-15-2018	253,950	260,599
FHLMC Series 2684 Class PE	5.00	1-15-2033	15,022	15,127
FHLMC Series 2690 Class TG	4.50	4-15-2032	91,784	92,424
FHLMC Series 2704 Class BH	4.50	11-15-2023	969,035	1,036,957
FHLMC Series 2707 Class QE	4.50	11-15-2018	567,456	586,746
FHLMC Series 2843 Class BC	5.00	8-15-2019	701,623	727,900
FHLMC Series 2849 Class B	5.00	8-15-2019	1,213,812	1,259,692
FHLMC Series 2855 Class WN	4.00	9-15-2019	265,426	273,403
FHLMC Series 2864 Class NB	5.50	7-15-2033	1,201,969	1,255,601
FHLMC Series 2881 Class AE	5.00	8-15-2034	670,629	718,106
FHLMC Series 2896 Class CB	4.50	11-15-2019	1,008,411	1,044,309
FHLMC Series 2953 Class LD	5.00	12-15-2034	437,676	460,304
FHLMC Series 2963 Class BP	5.00	9-15-2034	126,445	127,404
FHLMC Series 3166 Class AC	5.00	6-15-2021	8,643,806	9,120,505
FHLMC Series 3266 Class D	5.00	1-15-2022	2,139,050	2,223,521
FHLMC Series 3501 Class AC	4.00	8-15-2023	613,151	622,219
FHLMC Series 3538 Class DE	3.50	7-15-2023	315,762	317,298

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC Series 3574 Class EA	3.00%	9-15-2021	$275,104	$278,983
FHLMC Series 3589 Class CA	4.00	10-15-2021	305,343	308,964
FHLMC Series 3609 Class LA	4.00	12-15-2024	582,539	600,228
FHLMC Series 3619 Class EB	3.50	5-15-2024	284,584	292,004
FHLMC Series 3649 Class DG	4.00	4-15-2028	615,282	617,158
FHLMC Series 3656 Class EC	3.50	5-15-2024	10,323	10,318
FHLMC Series 3706 Class AB	3.50	7-15-2020	845,926	855,294
FHLMC Series 3728 Class EA	3.50	9-15-2020	509,648	511,040
FHLMC Series 3728 Class EH	3.00	9-15-2020	381,283	382,261
FHLMC Series 3772 Class HC	3.00	10-15-2018	697,061	709,816
FHLMC Series 3780 Class DG	3.00	10-15-2027	510,409	514,736
FHLMC Series 3780 Class GX	3.50	9-15-2028	3,099,520	3,180,904
FHLMC Series 3784 Class DA	4.00	7-15-2025	248,504	254,326

FHLMC Series 3786 Class EY	4.50	1-15-2032	99,649	100,444
FHLMC Series 3821 Class LA	3.50	4-15-2025	635,977	647,665
FHLMC Series 3829 Class CA	4.00	8-15-2024	499,999	501,497
FHLMC Series 3834 Class EA	3.50	6-15-2029	722,038	749,722
FHLMC Series 3842 Class CJ	2.00	9-15-2018	228,031	229,975
FHLMC Series 3878 Class JA	3.50	1-15-2025	347,276	353,681
FHLMC Series 3888 Class JP	4.00	2-15-2037	57,682	57,930
FHLMC Series 3898 Class NE	4.00	7-15-2040	778,077	801,766
FHLMC Series K003 Class AAB	4.77	5-25-2018	787,541	815,774
FHLMC Series M012 Class A1A2	5.50	8-15-2051	1,800,000	1,827,000
FHLMC Series T-42 Class A6	9.50	2-25-2042	864,613	1,077,984
FNMA ±	1.94	10-1-2031	140,829	144,688
FNMA ±	1.98	9-1-2037	836,882	860,083
FNMA ±	2.11	1-1-2023	15,791	15,858
FNMA ±	2.34	12-1-2034	1,161,288	1,221,078
FNMA ±	2.39	5-1-2032	32,551	34,336
FNMA ±	2.47	6-1-2032	138,264	145,397
FNMA ±	2.47	6-1-2034	1,639,859	1,711,625
FNMA ±	2.47	4-1-2038	3,649,874	3,837,436
FNMA ±	2.48	2-1-2035	1,889,636	1,987,637
FNMA ±	2.51	11-1-2031	82,088	85,981
FNMA ±	2.54	8-1-2036	4,595,763	4,846,382
FNMA ±	2.55	8-1-2045	1,287,814	1,363,449
FNMA ±	2.57	9-1-2040	5,678,528	5,955,953
FNMA ±	2.57	12-1-2040	428,045	453,965
FNMA ±	2.58	5-1-2036	1,327,746	1,397,937
FNMA ±	2.59	2-1-2033	424,647	447,666
FNMA ±	2.62	11-1-2032	1,307,321	1,377,006
FNMA ±	2.63	5-1-2036	1,630,963	1,726,565
FNMA ±	2.64	11-1-2034	2,002,680	2,100,979
FNMA	2.71	9-1-2017	3,520,362	3,582,074
FNMA	2.99	7-1-2016	3,860,159	3,857,379
FNMA	3.00	1-1-2021	633,507	661,139
FNMA	3.18	12-1-2017	4,293,714	4,291,753
FNMA	3.29	12-1-2017	5,123,811	5,229,334
FNMA ±	3.49	4-1-2033	5,190	5,396
FNMA ±	3.70	7-1-2033	62,540	63,544

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.22%	5-1-2016	$2,201,040	$2,200,161
FNMA	4.50	6-1-2019	174,104	181,079
FNMA	5.23	7-1-2018	744,048	770,821
FNMA	5.27	12-1-2016	928,092	941,948
FNMA	5.38	1-1-2018	1,032,624	1,059,487
FNMA	6.00	4-1-2021	740,544	776,006
FNMA	6.50	8-1-2031	648,665	776,444
FNMA	8.33	7-15-2020	26,539	28,921
FNMA	8.50	7-1-2017	67,139	69,036
FNMA	9.00	12-1-2016	42,702	43,528
FNMA	9.00	2-15-2020	97,836	108,918
FNMA	9.00	10-15-2021	42,299	46,300
FNMA	9.00	6-1-2024	69,852	75,705
FNMA	9.50	12-1-2020	62,719	67,940
FNMA	9.50	3-1-2021	1,898	1,918
FNMA	10.00	3-20-2018	9,938	10,100
FNMA	10.25	9-1-2021	52,321	56,019
FNMA	10.50	8-1-2020	3,744	4,069
FNMA	10.50	4-1-2022	23,247	23,598
FNMA Series 1988-4 Class Z	9.25	3-25-2018	19,299	20,074
FNMA Series 1988-9 Class Z	9.45	4-25-2018	11,386	11,817
FNMA Series 1989-30 Class Z	9.50	6-25-2019	65,120	69,829
FNMA Series 1989-49 Class E	9.30	8-25-2019	4,876	5,161
FNMA Series 1990-111 Class Z	8.75	9-25-2020	17,358	18,320
FNMA Series 1990-119 Class J	9.00	10-25-2020	53,379	58,820
FNMA Series 1990-124 Class Z	9.00	10-25-2020	24,673	27,227
FNMA Series 1990-21 Class Z	9.00	3-25-2020	92,990	101,931
FNMA Series 1990-27 Class Z	9.00	3-25-2020	58,809	64,888
FNMA Series 1990-30 Class D	9.75	3-25-2020	13,716	15,249
FNMA Series 1990-77 Class D	9.00	6-25-2020	30,651	33,842
FNMA Series 1991-132 Class Z	8.00	10-25-2021	108,660	121,379
FNMA Series 1992-71 Class X	8.25	5-25-2022	53,537	61,315
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	502,300	601,442
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,035,622	1,206,799
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	893,285	1,043,697
FNMA Series 2002-94 Class BK	5.50	1-25-2018	398,736	404,295
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	1,133,489	1,390,473
FNMA Series 2002-W4 Class A6 ±	3.48	5-25-2042	1,055,921	1,098,759
FNMA Series 2003-125 Class AY	4.00	12-25-2018	1,255,583	1,288,764
FNMA Series 2003-129 Class AP	4.00	1-25-2019	199,156	201,200
FNMA Series 2003-15 Class CN	5.00	3-25-2018	206,097	211,863
FNMA Series 2003-35 Class BC	5.00	5-25-2018	403,101	415,363
FNMA Series 2003-35 Class ME	5.00	5-25-2018	210,781	217,237
FNMA Series 2003-92 Class PE	4.50	9-25-2018	567,566	587,421
FNMA Series 2003-W11 Class A1 ±	3.60	6-25-2033	42,186	44,160
FNMA Series 2003-W3 Class 1A4 ±	3.47	8-25-2042	49,146	51,837
FNMA Series 2004-10 Class FA ±	0.79	2-25-2034	1,334,888	1,338,803
FNMA Series 2004-17 Class HJ	4.75	4-25-2019	1,676,251	1,739,256
FNMA Series 2004-32 Class AY	4.00	5-25-2019	98,553	101,467
FNMA Series 2004-92 Class QY	4.50	8-25-2034	567,137	584,988

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2006-M3 Class B	5.10%	8-25-2016	$664,865	$666,750
FNMA Series 2007-36 Class AB	5.00	11-25-2021	267,876	269,370
FNMA Series 2007-W2 Class 1A1 ±	0.76	3-25-2037	892,845	893,674
FNMA Series 2008-76 Class GF ±	1.09	9-25-2023	520,834	523,459
FNMA Series 2008-81 Class LK	5.00	9-25-2023	296,879	307,191
FNMA Series 2009-76 Class HA	4.00	1-25-2019	230,259	233,562
FNMA Series 2010-153 Class AB	2.00	11-25-2018	811,496	818,367
FNMA Series 2010-153 Class BG	2.50	11-25-2018	793,993	802,936
FNMA Series 2010-25 Class ND	3.50	3-25-2025	336,276	345,559
FNMA Series 2010-39 Class PD	3.00	6-25-2038	224,316	226,262
FNMA Series 2010-39 Class VY	4.50	3-25-2025	2,570,000	2,595,740
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	655,662	678,505
FNMA Series 2010-9 Class MB	5.00	5-25-2032	369,809	371,843
FNMA Series 2011-122 Class A	3.00	12-25-2025	432,623	443,148
FNMA Series 2011-129 Class LG	3.00	3-25-2037	636,842	647,021
FNMA Series 2011-33 Class GA	3.50	10-25-2028	1,121,720	1,145,429
FNMA Series 2011-35 Class PA	4.00	2-25-2039	756,104	770,260
FNMA Series 2011-39 Class DA	3.50	7-25-2024	306,853	308,969
FNMA Series 2011-40 Class CA	3.50	12-25-2028	3,351,777	3,455,526
FNMA Series 2011-42 Class A	3.00	2-25-2024	4,283,697	4,365,511
FNMA Series 2011-56 Class AC	2.00	7-25-2018	194,281	195,436
FNMA Series 2011-61 Class VA	5.00	4-25-2040	670,539	672,472
FNMA Series 2011-99 Class AB	4.00	12-25-2038	248,596	252,321
FNMA Series 2012-94 Class E	3.00	6-25-2022	132,790	136,089
FNMA Series 2013-M12 Class A	1.53	10-25-2017	1,154,616	1,157,088
FNMA Series G-22 Class ZT	8.00	12-25-2016	36,525	36,990
GNMA	7.00	6-15-2033	569,489	704,389
GNMA	9.00	11-15-2017	14,542	14,942
GNMA	9.50	11-15-2017	3,895	3,913
GNMA	10.00	10-20-2017	10,842	10,895
GNMA Series 2004-11 Class QE	5.00	12-16-2032	258,689	260,502
GNMA Series 2008-36 Class GA	4.25	10-16-2022	1,154,986	1,164,734
GNMA Series 2009-122 Class AC	4.00	3-16-2023	480,725	491,513
GNMA Series 2009-35 Class PA	5.00	11-16-2032	51,484	51,551
GNMA Series 2009-74 Class BP	3.50	1-20-2037	127,659	128,263
GNMA Series 2009-93 Class UW	5.00	10-20-2020	362,808	363,212
GNMA Series 2010-133 Class QK	3.50	9-16-2034	332,778	335,091
GNMA Series 2010-167 Class KW	5.00	9-20-2036	420	420
GNMA Series 2010-27 Class AK	4.00	2-16-2023	1,022,165	1,041,273
GNMA Series 2010-43 Class JA	3.00	9-20-2037	354,710	358,448
GNMA Series 2010-69 Class DQ	2.75	4-20-2040	137,860	139,216
GNMA Series 2010-7 Class CK	3.50	1-16-2034	40,559	40,553
GNMA Series 2011-29 Class AG	3.00	8-16-2037	112,468	113,238

Total Agency Securities (Cost $156,590,126)				157,002,748

Asset-Backed Securities: 15.54%
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	10,000,000	9,989,569
Ally Auto Receivables Trust Series 2015-1 Class A3	1.21	12-20-2017	5,410,000	5,408,472
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98	3-15-2018	12,700,000	12,693,333
BMW Vehicle Lease Trust Series 2015-2 Class A2A	1.07	1-22-2018	12,300,000	12,288,710

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
CarMax Auto Owner Trust Series 2015-3 Class A2A	1.10%	11-15-2018	$7,496,878	$7,495,937
Citibank Credit Card Issuance Trust Series 2006-A3 Class A3	5.30	3-15-2018	10,423,000	10,443,452
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6	1.32	9-7-2018	10,800,000	10,822,689
Delta Air Lines Incorporated Series 2009-1 Class B Pass-Through Trust	9.75	6-17-2018	7,148,950	7,542,143
Ford Credit Auto Lease Trust Series 2014-B Class A2A	0.51	3-15-2017	888,382	887,945
Ford Credit Auto Lease Trust Series 2015-A Class A2A	0.79	12-15-2017	8,499,650	8,490,435
Ford Credit Auto Lease Trust Series 2015-B Class A2A	1.04	5-15-2018	11,314,000	11,291,203
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	10,505,043	10,500,351
Honda Auto Receivables Owner Trust Series 2013-2 Class A3	0.53	2-16-2017	420,109	419,938
Honda Auto Receivables Owner Trust Series 2013-3 Class A3	0.77	5-15-2017	383,555	383,380
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	4,482,162	4,478,289
Honda Auto Receivables Owner Trust Series 2014-3 Class A2	0.48	12-15-2016	450,176	450,097
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	8,720,000	8,719,316
Hyundai Auto Lease Securitization Trust Series 2014-B Class A2 144A	0.61	2-15-2017	1,425,022	1,424,598
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A 144A	0.95	12-15-2017	9,345,196	9,336,219
Hyundai Auto Receivables Trust Series 2013-B Class A3	0.71	9-15-2017	1,669,472	1,669,058
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	5,500,000	5,496,355
Leaf II Receivables Funding LLC Series 2015-1 Class A2 144A	1.13	3-15-2017	3,600,000	3,593,691
Mercedes-Benz Auto Receivables Series 2015-1 Class A2A	0.82	6-15-2018	16,400,000	16,377,248
Nissan Auto Lease Trust Series 2014-A Class A4	1.04	10-15-2019	1,593,000	1,592,669
Nissan Auto Lease Trust Series 2014-B Class A2A	0.73	4-17-2017	7,395,966	7,388,697
Nissan Auto Lease Trust Series 2015-B Class A2A	1.18	12-15-2017	11,600,000	11,602,710
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	6,718,918	6,708,297
SLM Student Loan Trust Series 2006-2 Class A5 ±	0.73	7-25-2025	1,965,839	1,934,571
Toyota Auto Receivables Owner Trust Series 2016 AA2%%	1.03	7-16-2018	5,500,000	5,499,560
United Airlines Incorporated Series 2009-2A Class A2 Pass-Through Trust	9.75	7-15-2018	1,535,138	1,619,570
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	2,594,977	2,589,480
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	6,029,721	6,006,839
Volvo Financial Equipment LLC Series 2015-1A Class A2 144A	0.95	11-15-2017	6,203,743	6,197,056
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	4,350,000	4,348,868
World Omni Automobile Lease Trust Series 2015-A Class A2A	1.06	5-15-2018	11,400,000	11,378,790

Total Asset-Backed Securities (Cost $227,607,639)				227,069,535

Corporate Bonds and Notes: 38.98%

Consumer Discretionary: 3.11%

Automobiles: 0.34%
Volkswagen Group America 144A	1.60	11-20-2017	5,115,000	4,999,335

Media: 2.77%
21st Century Fox America Incorporated	8.00	10-17-2016	827,000	859,248
DIRECTV Holdings LLC	2.40	3-15-2017	14,563,000	14,706,169
Omnicom Group Incorporated	5.90	4-15-2016	7,000,000	7,036,351
Thomson Reuters Corporation	1.65	9-29-2017	10,000,000	9,957,690
Time Warner Cable Incorporated	6.75	7-1-2018	7,245,000	7,894,840

				40,454,298

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 3.11%

Beverages: 1.23%
Anheuser-Busch InBev Finance Company	1.90%	2-1-2019	$9,000,000	$9,085,302
Constellation Brands Incorporated	7.25	9-1-2016	8,600,000	8,844,240

				17,929,542

Food Products: 1.19%
Kraft Heinz Foods Company 144A	1.60	6-30-2017	7,000,000	6,992,461
Kraft Heinz Foods Company 144A	2.00	7-2-2018	3,000,000	2,994,810
Tyson Foods Incorporated	6.60	4-1-2016	7,446,000	7,477,437

				17,464,708

Tobacco: 0.69%
Reynolds American Incorporated	3.50	8-4-2016	10,000,000	10,078,930

Energy: 4.55%

Energy Equipment & Services: 0.36%
Texas Eastern Transmission LP 144A	6.00	9-15-2017	5,000,000	5,250,650

Oil, Gas & Consumable Fuels: 4.19%
Anadarko Petroleum Corporation	6.38	9-15-2017	9,700,000	9,855,491
Boardwalk Pipelines LLC	5.88	11-15-2016	9,000,000	8,998,173
DCP Midstream Operating Company	2.50	12-1-2017	7,628,000	6,962,365
Energy Transfer Partners LP	2.50	6-15-2018	5,000,000	4,590,775
Kinder Morgan Incorporated	7.00	6-15-2017	4,574,000	4,712,944
Kinder Morgan Incorporated	7.25	6-1-2018	2,000,000	2,042,752
Marathon Petroleum Corporation	3.50	3-1-2016	9,029,000	9,029,000
Nabors Industries Incorporated	2.35	9-15-2016	10,000,000	9,899,070
Southwestern Energy Company	3.30	1-23-2018	2,000,000	1,440,000
Williams Partners LP	7.25	2-1-2017	3,700,000	3,704,669

				61,235,239

Financials: 14.33%

Banks: 2.45%
Bank of America Corporation	1.70	8-25-2017	4,000,000	3,980,612
Bank of America Corporation	6.05	5-16-2016	8,000,000	8,077,792
Discover Bank	2.60	11-13-2018	5,000,000	4,994,960
Huntington National Bank	2.20	11-6-2018	5,000,000	4,979,190
PNC Bank	1.80	11-5-2018	5,000,000	4,999,775
Santander Bank	8.75	5-30-2018	7,700,000	8,675,082

				35,707,411

Capital Markets: 2.40%
Bear Stearns Companies LLC	5.55	1-22-2017	10,785,000	11,145,791
Goldman Sachs Group Incorporated	5.63	1-15-2017	6,261,000	6,467,219
Goldman Sachs Group Incorporated	6.15	4-1-2018	5,085,000	5,480,827
Morgan Stanley	1.88	1-5-2018	6,060,000	6,044,905
Morgan Stanley	2.20	12-7-2018	4,000,000	3,994,988
Morgan Stanley	2.45	2-1-2019	1,960,000	1,968,024

				35,101,754

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance: 5.12%
Ally Financial Incorporated	3.25%	11-5-2018	$7,665,000	$7,530,863
American Express	1.80	7-31-2018	8,000,000	7,966,544
Aviation Capital Group 144A	3.88	9-27-2016	2,360,000	2,362,950
Daimler Finance North America LLC 144A	1.60	8-3-2017	5,000,000	4,973,500
Discover Financial Services Company	6.45	6-12-2017	570,000	597,759
ERAC USA Finance LLC 144A	1.40	4-15-2016	1,024,000	1,024,421
ERAC USA Finance LLC 144A	2.75	3-15-2017	750,000	757,932
Ford Motor Credit Company LLC	2.24	6-15-2018	3,000,000	2,956,626
Ford Motor Credit Company LLC	2.94	1-8-2019	3,665,000	3,672,938
Ford Motor Credit Company LLC	6.63	8-15-2017	5,180,000	5,491,820
General Motors Financial Company	2.40	4-10-2018	10,000,000	9,824,480
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	6,000,000	6,075,930
Harley-Davidson Financial Services Incorporated 144A	3.88	3-15-2016	1,500,000	1,501,590
Hyundai Capital America Company 144A	2.40	10-30-2018	7,000,000	7,020,237
Hyundai Capital America Company 144A	3.75	4-6-2016	3,831,000	3,840,585
Toll Brothers Finance Corporation	8.91	10-15-2017	8,405,000	9,245,500

				74,843,675

Diversified Financial Services: 1.00%
AIG Global Funding 144A	1.65	12-15-2017	4,000,000	3,990,264
McGraw Hill Financial Incorporated	2.50	8-15-2018	1,450,000	1,457,330
McGraw Hill Financial Incorporated	5.90	11-15-2017	8,692,000	9,184,506

				14,632,100

Insurance: 2.63%
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	8,075,000	8,580,447
Provident Companies Incorporated	7.00	7-15-2018	6,736,000	7,401,005
Reinsurance Group of America	5.63	3-15-2017	5,520,000	5,719,046
Reliance Standard Life Insurance 144A	2.15	10-15-2018	7,610,000	7,540,939
Symetra Financial Corporation 144A	6.13	4-1-2016	9,100,000	9,135,090

				38,376,527

REITs: 0.73%
VEREIT Operating Partnership LP	2.00	2-6-2017	7,710,000	7,567,365
Welltower Incorporated	6.20	6-1-2016	3,000,000	3,036,033

				10,603,398

Health Care: 3.06%

Biotechnology: 1.40%
Biogen Idec Incorporated	6.88	3-1-2018	8,975,000	9,819,485
Celgene Corporation	2.13	8-15-2018	7,500,000	7,533,870
Gilead Sciences Incorporated	1.85	9-4-2018	3,000,000	3,031,746

				20,385,101

Health Care Providers & Services: 1.32%
Providence Health & Services Company ±	1.41	10-1-2016	12,000,000	12,012,240
UnitedHealth Group Incorporated	1.45	7-17-2017	3,625,000	3,630,738
UnitedHealth Group Incorporated	1.90	7-16-2018	3,625,000	3,658,865

				19,301,843

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Life Sciences Tools & Services: 0.34%
Thermo Fisher Scientific Incorporated	1.30%	2-1-2017	$5,000,000	$4,982,280

Industrials: 1.37%

Aerospace & Defense: 0.62%
L-3 Communications Corporation	3.95	11-15-2016	9,000,000	9,116,334

Commercial Services & Supplies: 0.19%
Penske Truck Leasing Company LP 144A	2.50	3-15-2016	2,720,000	2,721,112

Machinery: 0.36%
CNH Capital LLC	3.25	2-1-2017	5,240,000	5,262,951

Transportation Infrastructure: 0.20%
TTX Company 144A	2.25	2-1-2019	2,905,000	2,930,262

Information Technology: 2.85%

Communications Equipment: 0.55%
Cisco Systems Incorporated	1.65	6-15-2018	8,000,000	8,056,792

IT Services: 0.70%
Fidelity National Information Services Incorporated	1.45	6-5-2017	3,000,000	2,967,675
Fidelity National Information Services Incorporated	2.85	10-15-2018	4,330,000	4,367,294
Xerox Corporation	6.40	3-15-2016	2,950,000	2,954,902

				10,289,871

Semiconductors & Semiconductor Equipment: 0.69%
KLA-Tencor Corporation	2.38	11-1-2017	10,000,000	10,035,840

Technology Hardware, Storage & Peripherals: 0.91%
Apple Incorporated	1.30	2-23-2018	5,000,000	5,020,155
Apple Incorporated	1.70	2-22-2019	1,000,000	1,008,812
HP Enterprise Company 144A	2.45	10-5-2017	7,215,000	7,204,719

				13,233,686

Materials: 0.86%

Construction Materials: 0.66%
Martin Marietta Material ±	1.70	6-30-2017	9,690,000	9,576,501

Metals & Mining: 0.20%
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	2,970,000

Telecommunication Services: 2.21%

Diversified Telecommunication Services: 2.21%
CenturyLink Incorporated	5.15	6-15-2017	1,500,000	1,537,500
CenturyLink Incorporated	6.00	4-1-2017	1,000,000	1,032,000
Clearwire Communications LLC 144A	14.75	12-1-2016	7,290,000	7,891,425
Crown Castle Towers LLC 144A	5.50	1-15-2037	7,305,000	7,381,719
Verizon Communications Incorporated	1.35	6-9-2017	14,450,000	14,442,500

				32,285,144

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 3.53%

Electric Utilities: 2.14%
Dayton Power & Light Company	1.88%	9-15-2016	$9,000,000	$9,010,899
Eversource Energy	1.60	1-15-2018	5,000,000	4,977,180
Exelon Corporation	1.55	6-9-2017	10,000,000	9,951,520
NextEra Energy Capital Holdings Incorporated	2.06	9-1-2017	7,275,000	7,304,304

				31,243,903

Gas Utilities: 0.21%
CenterPoint Energy Resource Corporation	6.15	5-1-2016	3,000,000	3,024,264

Multi-Utilities: 1.18%
Black Hills Corporation	2.50	1-11-2019	3,645,000	3,669,057
CenterPoint Energy Incorporated	6.50	5-1-2018	5,229,000	5,657,846
WEC Energy Group Incorporated	1.65	6-15-2018	8,000,000	7,985,312

				17,312,215

Total Corporate Bonds and Notes (Cost $573,854,481)				569,405,666

Municipal Obligations: 3.62%

Alabama: 0.12%
Jefferson County AL Taxable Warrants Series D (GO Revenue)	4.90	4-1-2017	1,750,000	1,770,283

California: 0.25%
Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	3,620,000	3,690,988

Connecticut: 0.31%
Connecticut Series A (GO Revenue)	5.46	3-1-2019	4,260,000	4,464,480

Florida: 0.14%
Village Center Community Development District (Water & Sewer Revenue) 144A	1.60	11-1-2016	2,000,000	2,000,720

Illinois: 0.53%
Illinois Finance Authority (GO Revenue)	5.37	3-1-2017	6,780,000	7,017,029
Illinois Finance Authority (GO Revenue)	5.67	3-1-2018	625,000	661,069

				7,678,098

New Jersey: 1.45%
Atlantic City NJ (GO Revenue, AGM Insured)	3.30	12-15-2016	1,600,000	1,618,144
New Jersey EDA School Facilities Series QQ (Education Revenue)	1.80	6-15-2017	10,000,000	10,020,200
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	10,000,000	9,549,200

				21,187,544

South Carolina: 0.17%
South Carolina Jobs EDA Waste Management South Carolina Incorporated Project (Resource Recovery Revenue)	1.88	11-1-2016	2,500,000	2,520,550

Tennessee: 0.65%
Baptist Memorial Health Care Corporation (Health Revenue)	1.10	3-17-2016	9,531,000	9,530,905

Total Municipal Obligations (Cost $52,708,287)				52,843,568

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities: 12.19%
Bank of America Commercial Mortgage Trust Series 2006-6 Class A4	5.36%	10-10-2045	$3,500,000	$3,518,394
Bank of America Commercial Mortgage Trust Series 2007-3 Class A1A ±	5.57	6-10-2049	889,970	918,249
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	3.00	10-20-2032	2,138	2,132
Bear Stearns Commercial Mortgage Securities Incorporated Series 2007-PWR15 Class A4	5.33	2-11-2044	2,224,217	2,275,222
Bear Stearns Commercial Mortgage Securities Series 2006-T24 Class AM ±	5.57	10-12-2041	7,300,000	7,400,746
CCG Receivables Trust Series 2015-1 Class A2 144A	1.46	11-14-2018	5,000,000	4,996,200
CFCRE Commercial Mortgage Trust Series 2015-RUM Class A 144A±	2.13	7-15-2030	3,000,000	2,962,151
CNH Equipment Trust Series 2013-B Class A3	0.69	8-15-2018	2,239,484	2,236,960
CNH Equipment Trust Series 2015-C Class A2A	1.10	12-17-2018	11,600,000	11,593,038
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	45,672	49,144
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	1.23	3-15-2029	5,400,000	5,237,239
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.21	6-19-2031	554,496	524,185
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.30	6-19-2031	112,395	100,875
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	9-15-2039	4,722,508	4,743,497
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	7,845,884	7,908,016
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.43	1-25-2022	58,567	56,728
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	2.10	1-25-2021	13,259	13,236
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.55	9-25-2033	648,493	617,221
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.28	5-8-2031	8,414,680	8,204,232
GE Commercial Mortgage Corporation Series 2007-C1 Class A4	5.54	12-10-2049	3,566,000	3,622,250
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	3-10-2039	5,850,006	5,974,780
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.43	7-15-2031	8,199,470	8,189,954
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	61,041	61,203
Housing Securities Incorporated Series 1992-8 Class E ±	3.70	6-25-2024	92,059	91,913
John Deere Owner Trust Series 2016-A Class A2%%	1.15	10-15-2018	7,200,000	7,199,784
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43	12-12-2043	799,174	809,436
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class A4 ±	5.93	4-17-2045	1,359,866	1,361,032
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34	5-15-2047	3,298,985	3,351,226
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class A4	5.44	6-12-2047	863,311	880,808
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class AMFL ±	0.59	6-12-2047	5,600,000	5,400,678
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD12 Class A4 ±	5.88	2-15-2051	635,000	657,483
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A±	1.35	6-15-2029	15,000,000	14,772,938
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A 144A±	1.63	8-15-2027	10,000,000	9,882,824
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-CSMO Class A 144A±	1.68	1-15-2032	8,700,000	8,584,852
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-FL7 Class A 144A±	1.68	5-15-2028	8,813,923	8,675,190
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C2 Class A3	5.43	2-15-2040	2,889,654	2,947,451
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	6,765,489	6,914,305
Macquarie Equipment Funding Trust Series 2014-A Class A2 144A	0.80	11-21-2016	2,330,342	2,329,791

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.63%	10-25-2032	$14,070	$13,913
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	6,616,733	6,893,234
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(i)(w)	14,925.35	4-20-2021	2	289
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class A2	2.90	10-29-2020	2,709,335	2,711,406
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	3,721,485	3,725,807
National Credit Union Administration Guaranteed Notes Program Series 2010-R1 Class 2A	1.84	10-7-2020	4,293	4,294
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.48	4-25-2018	7,214	7,207
Resecuritization Mortgage Trust Series 1998-B Class A 144A±	0.68	4-26-2021	7,925	7,596
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	3.03	11-25-2020	302,258	304,337
SCG Trust Series 2013-SRP1 Class A 144A±	1.83	11-15-2026	7,500,000	7,466,432
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.22	10-25-2024	55,107	56,324
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.96	2-25-2028	344,731	331,207
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A1	1.01	5-10-2063	755,353	754,541
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.13	8-25-2032	134,807	132,115
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.13	8-25-2032	126,374	121,873
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	527,687	516,384

Total Non-Agency Mortgage-Backed Securities (Cost $179,759,638)				178,112,322

Yankee Corporate Bonds and Notes: 13.75%

Consumer Discretionary: 0.62%

Diversified Financial Services: 0.62%
AerCap Ireland Capital Limited	2.75	5-15-2017	9,130,000	9,050,113

Consumer Staples: 2.12%

Food & Staples Retailing: 1.22%
Delhaize Group SA	6.50	6-15-2017	7,270,000	7,654,510
Tesco plc 144A	2.70	1-5-2017	10,100,000	10,096,091

				17,750,601

Tobacco: 0.90%
British American Tobacco International Finance plc 144A	1.85	6-15-2018	5,700,000	5,723,473
Imperial Tobacco Finance plc 144A	2.05	7-20-2018	7,500,000	7,463,933

				13,187,406

Energy: 1.18%

Energy Equipment & Services: 0.20%
Noble Holding International Limited	2.50	3-15-2017	3,000,000	2,869,710

Oil, Gas & Consumable Fuels: 0.98%
TransCanada PipeLines Limited	1.63	11-9-2017	5,790,000	5,687,974
Transocean Incorporated	5.80	12-15-2016	8,765,000	8,677,350

				14,365,324

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials: 7.38%

Banks: 4.01%
Banque Federative du Credit Mutuel SA 144A	1.70%	1-20-2017	$8,150,000	$8,159,674
BPCE SA	1.61	7-25-2017	10,000,000	9,978,700
Experian Finance plc 144A	2.38	6-15-2017	11,500,000	11,515,123
ING Bank NV 144A	1.38	3-7-2016	8,000,000	8,000,752
Lloyds Bank plc	2.00	8-17-2018	8,000,000	7,971,984
Shinhan Bank 144A±	1.27	4-8-2017	5,000,000	4,995,315
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	5,000,000	4,975,300
The Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.15	9-14-2018	3,000,000	2,997,642

				58,594,490

Diversified Financial Services: 1.15%
Credit Suisse New York	6.00	2-15-2018	7,500,000	7,940,243
Shell International Finance BV	1.25	11-10-2017	7,000,000	6,963,411
Volkswagen International Finance NV 144A	2.13	11-20-2018	2,000,000	1,935,570

				16,839,224

Insurance: 1.19%
Allied World Assurance Company	7.50	8-1-2016	9,252,000	9,476,305
QBE Insurance Group Limited 144A	2.40	5-1-2018	7,960,000	7,967,729

				17,444,034

Real Estate Management & Development: 0.68%
Brookfield Asset Management Incorporated	5.80	4-25-2017	5,775,000	5,965,777
Korea Land & Housing Corporation 144A	1.88	8-2-2017	4,000,000	4,010,288

				9,976,065

Thrifts & Mortgage Finance: 0.35%
Korea Development Bank	3.25	9-20-2016	5,000,000	5,058,700

Health Care: 1.29%

Pharmaceuticals: 1.29%
Actavis Funding SCS	2.35	3-12-2018	8,265,000	8,314,929
Perrigo Company plc	1.30	11-8-2016	10,550,000	10,488,842

				18,803,771

Industrials: 0.14%

Electrical Equipment: 0.14%
Siemens Financieringsmaatschappij NV	5.63	3-16-2016	2,000,000	2,003,800

Information Technology: 0.23%

Semiconductors & Semiconductor Equipment: 0.23%
TSMC Global Limited 144A	0.95	4-3-2016	3,385,000	3,383,419

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.52%
Telefonica Emisiones SAU	6.42	6-20-2016	7,500,000	7,605,255

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 0.27%
America Movil SAB de CV ±	1.50%	9-12-2016	$4,000,000	$4,000,432

Total Yankee Corporate Bonds and Notes (Cost $201,843,444)				200,932,344

	Yield		Shares

Short-Term Investments: 5.34%

Investment Companies: 5.21%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u) ##	0.43		76,054,848	76,054,848

			Principal

U.S. Treasury Securities: 0.13%
U.S. Treasury Bill (z)#	0.22	3-17-2016	$1,950,000	1,949,815

Total Short-Term Investments (Cost $78,004,649)				78,004,663

Total investments in securities (Cost $1,470,368,264) *	100.17%	1,463,370,846
Other assets and liabilities, net	(0.17)	(2,423,192)

Total net assets	100.00%	$1,460,947,654

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.
(i)	Illiquid security

(w)	The security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,470,368,264 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,781,653
Gross unrealized losses	(10,779,071)

Net unrealized losses	$(6,997,418)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Ultra Short-Term Income Fund	Statement of assets and liabilities—February 29, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $1,394,313,416)	$1,387,315,998
In affiliated securities, at value (cost $76,054,848)	76,054,848

Total investments, at value (cost $1,470,368,264)	1,463,370,846
Cash	3,036
Receivable for investments sold	1,415,000
Principal paydown receivable	1,646,112
Receivable for Fund shares sold	1,370,415
Receivable for interest	9,581,530
Prepaid expenses and other assets	169,375

Total assets	1,477,556,314

Liabilities
Dividends payable	693,888
Payable for investments purchased	12,699,530
Payable for Fund shares redeemed	2,606,099
Payable for daily variation margin on open futures contracts	63,094
Management fee payable	269,322
Distribution fee payable	4,605
Administration fees payable	116,446
Accrued expenses and other liabilities	155,676

Total liabilities	16,608,660

Total net assets	$1,460,947,654

NET ASSETS CONSIST OF
Paid-in capital	$1,557,792,312
Overdistributed net investment income	(644,730)
Accumulated net realized losses on investments	(89,884,332)
Net unrealized losses on investments	(6,315,596)

Total net assets	$1,460,947,654

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$337,033,510
Shares outstanding – Class A1	39,987,050
Net asset value per share – Class A	$8.43
Maximum offering price per share – Class A2	$8.60
Net assets – Class C	$7,707,725
Shares outstanding – Class C1	915,522
Net asset value per share – Class C	$8.42
Net assets – Administrator Class	$31,852,391
Shares outstanding – Administrator Class[1]	3,794,344
Net asset value per share – Administrator Class	$8.39
Net assets – Institutional Class	$1,084,354,028
Shares outstanding – Institutional Class[1]	128,705,598
Net asset value per share – Institutional Class	$8.43

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 29, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	21

Investment income
Interest (net of foreign interest withholding taxes of $341)	$11,390,851
Income from affiliated securities	144,432
Securities lending income, net	57

Total investment income	11,535,340

Expenses
Management fee	2,606,150
Administration fees
Class A	231,497
Class C	6,190
Administrator Class	17,364
Institutional Class	446,934
Investor Class	74,204 [1]
Shareholder servicing fees
Class A	361,714
Class C	9,673
Administrator Class	43,179
Investor Class	97,382 [1]
Distribution fee
Class C	29,017
Custody and accounting fees	48,263
Professional fees	33,163
Registration fees	144,718
Shareholder report expenses	40,114
Trustees’ fees and expenses	12,222
Other fees and expenses	20,338

Total expenses	4,222,122
Less: Fee waivers and/or expense reimbursements	(817,284)

Net expenses	3,404,838

Net investment income	8,130,502

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(231,287)
Futures transactions	(642,473)

Net realized losses on investments	(873,760)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(3,512,532)
Futures transactions	(520,369)

Net change in unrealized gains (losses) on investments	(4,032,901)

Net realized and unrealized gains (losses) on investments	(4,906,661)

Net increase in net assets resulting from operations	$3,223,841

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Ultra Short-Term Income Fund	Statement of changes in net assets

	Six months ended February 29, 2016 (unaudited)		Year ended August 31, 2015

Operations
Net investment income		$8,130,502		$15,755,504
Net realized losses on investments		(873,760)		(8,224,272)
Net change in unrealized gains (losses) on investments		(4,032,901)		(6,256,313)

Net increase in net assets resulting from operations		3,223,841		1,274,919

Distributions to shareholders from
Net investment income
Class A		(1,173,315)		(1,171,060)
Class C		(2,398)		(706)
Administrator Class		(166,672)		(517,254)
Institutional Class		(6,480,493)		(12,114,320)
Investor Class		(303,707)[1]		(1,827,644)
Tax basis return of capital
Class A		0		(158,830)
Class C		0		(96)
Administrator Class		0		(70,154)
Institutional Class		0		(1,643,052)
Investor Class		0 [1]		(247,882)

Total distributions to shareholders		(8,126,585)		(17,750,998)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	34,755,742	293,814,930	16,734,640	142,192,104
Class C	186,654	1,575,325	246,952	2,095,919
Administrator Class	292,362	2,459,789	2,828,325	23,960,440
Institutional Class	44,634,855	376,721,468	146,858,524	1,247,347,113
Investor Class	530,566 [1]	4,488,105 [1]	4,953,813	42,107,482

		679,059,617		1,457,703,058

Reinvestment of distributions
Class A	134,753	1,137,414	152,627	1,295,814
Class C	275	2,319	90	764
Administrator Class	18,818	158,222	53,897	455,869
Institutional Class	301,771	2,546,772	615,519	5,223,336
Investor Class	19,595 [1]	165,577 [1]	235,018	1,995,430

		4,010,304		8,971,213

Payment for shares redeemed
Class A	(12,827,494)	(108,346,188)	(21,989,454)	(186,752,566)
Class C	(176,249)	(1,486,729)	(407,520)	(3,458,657)
Administrator Class	(1,821,874)	(15,338,908)	(11,680,543)	(98,990,356)
Institutional Class	(50,850,689)	(429,078,955)	(179,151,799)	(1,521,293,663)
Investor Class	(31,454,406)[1]	(266,072,250)[1]	(10,954,296)	(93,074,087)

		(820,323,030)		(1,903,569,329)

Net decrease in net assets resulting from capital share transactions		(137,253,109)		(436,895,058)

Total decrease in net assets		(142,155,853)		(453,371,137)

Net assets
Beginning of period		1,603,103,507		2,056,474,644

End of period		$1,460,947,654		$1,603,103,507

Overdistributed net investment income		$(644,730)		$(648,647)

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Income Fund	23

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.46	$8.53	$8.53	$8.55	$8.52	$8.52
Net investment income	0.03	0.05	0.06	0.06	0.10	0.10
Net realized and unrealized gains (losses) on investments	(0.03)	(0.06)	0.00	(0.02)	0.03	0.02

Total from investment operations	0.00	(0.01)	0.06	0.04	0.13	0.12
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.06)	(0.06)	(0.10)	(0.12)
Tax basis return of capital	0.00	(0.01)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.03)	(0.06)	(0.06)	(0.06)	(0.10)	(0.12)
Net asset value, end of period	$8.43	$8.46	$8.53	$8.53	$8.55	$8.52
Total return[1]	0.05%	(0.07)%	0.74%	0.52%	1.47%	1.37%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.77%	0.78%	0.83%	0.88%	0.87%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.83%	0.64%	0.70%	0.72%	1.11%	1.17%
Supplemental data
Portfolio turnover rate	28%	70%	47%	56%	61%	60%
Net assets, end of period (000s omitted)	$337,034	$151,561	$196,459	$158,363	$146,400	$160,768

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.45	$8.52	$8.52	$8.55	$8.52	$8.52
Net investment income (loss)	0.00 [1]	(0.01)	(0.01)	(0.00)[1]	0.03	0.04
Net realized and unrealized gains (losses) on investments	(0.03)	(0.06)	0.01	(0.03)	0.03	0.01

Total from investment operations	(0.03)	(0.07)	0.00	(0.03)	0.06	0.05
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.03)	(0.05)
Tax basis return of capital	0.00	(0.00)[1]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.03)	(0.05)
Net asset value, end of period	$8.42	$8.45	$8.52	$8.52	$8.55	$8.52
Total return[2]	(0.32)%	(0.81)%	0.05%	(0.31)%	0.71%	0.61%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.52%	1.53%	1.59%	1.63%	1.62%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	0.06%	(0.10)%	(0.05)%	(0.02)%	0.37%	0.43%
Supplemental data
Portfolio turnover rate	28%	70%	47%	56%	61%	60%
Net assets, end of period (000s omitted)	$7,708	$7,642	$9,078	$11,859	$14,951	$19,117

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Income Fund	25

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.42	$8.50	$8.50	$8.52	$8.48	$8.48
Net investment income	0.04	0.07 [1]	0.07	0.07	0.11	0.11
Net realized and unrealized gains (losses) on investments	(0.03)	(0.07)	0.01	(0.01)	0.04	0.02

Total from investment operations	0.01	0.00	0.08	0.06	0.15	0.13
Distributions to shareholders from
Net investment income	(0.04)	(0.07)	(0.08)	(0.08)	(0.11)	(0.13)
Tax basis return of capital	0.00	(0.01)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.04)	(0.08)	(0.08)	(0.08)	(0.11)	(0.13)
Net asset value, end of period	$8.39	$8.42	$8.50	$8.50	$8.52	$8.48
Total return[2]	0.12%	(0.04)%	0.89%	0.67%	1.74%	1.52%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.71%	0.72%	0.77%	0.82%	0.79%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.96%	0.81%	0.84%	0.87%	1.26%	1.33%
Supplemental data
Portfolio turnover rate	28%	70%	47%	56%	61%	60%
Net assets, end of period (000s omitted)	$31,852	$44,682	$119,884	$145,498	$103,810	$107,449

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2016 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.45	$8.53	$8.52	$8.55	$8.51	$8.51
Net investment income	0.05	0.08	0.09	0.09	0.13	0.13
Net realized and unrealized gains (losses) on investments	(0.02)	(0.07)	0.01	(0.03)	0.04	0.02

Total from investment operations	0.03	0.01	0.10	0.06	0.17	0.15
Distributions to shareholders from
Net investment income	(0.05)	(0.08)	(0.09)	(0.09)	(0.13)	(0.15)
Tax basis return of capital	0.00	(0.01)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.05)	(0.09)	(0.09)	(0.09)	(0.13)	(0.15)
Net asset value, end of period	$8.43	$8.45	$8.53	$8.52	$8.55	$8.51
Total return[1]	0.34%	0.16%	1.21%	0.75%	1.94%	1.72%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.44%	0.45%	0.50%	0.55%	0.54%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.16%	0.99%	1.05%	1.07%	1.46%	1.50%
Supplemental data
Portfolio turnover rate	28%	70%	47%	56%	61%	60%
Net assets, end of period (000s omitted)	$1,084,354	$1,137,808	$1,418,101	$996,437	$588,228	$596,838

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Income Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

28	Wells Fargo Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Income Fund	29

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of August 31, 2015, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

				No expiration
2016	2017	2018	2019	Short-term	Long-term
$8,848,032	$35,029,445	$7,738,751	$7,448,920	$1,790,107	$21,927,737

As of August 31, 2015, the Fund had current year deferred post-October capital losses consisting of $2,136,415 in short-term losses and $2,888,974 in long-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$155,175,748	$1,827,000	$157,002,748

Asset-backed securities	0	227,069,535	0	227,069,535

Corporate bonds and notes	0	569,405,666	0	569,405,666

Municipal obligations	0	52,843,568	0	52,843,568

Non-agency mortgage-backed securities	0	178,112,322	0	178,112,322

Yankee corporate bonds and notes	0	200,932,344	0	200,932,344

Short-term investments
Investment companies	76,054,848	0	0	76,054,848
U.S. Treasury securities	1,949,815	0	0	1,949,815
Total assets	$78,004,663	$1,383,539,183	$1,827,000	$1,463,370,846
Liabilities
Futures contracts	$63,094	$0	$0	$63,094
Total liabilities	$63,094	$0	$0	$63,094

30	Wells Fargo Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended February 29, 2016, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.55% for Administrator Class shares, and 0.35% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2016, Funds Distributor received $1,695 from the sale of Class A shares.

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Income Fund	31

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2016 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$115,067,682	$386,805,305	$109,146,240	$290,042,487

6. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2016, the Fund entered into futures contracts for speculate on interest rates and to help manage the duration of the portfolio.

At February 29, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract Value at February 29, 2016	Unrealized gains
6-30-2016	JP Morgan	1,754 Short	2-Year U.S. Treasury Notes	$383,331,221	$681,822

The Fund had an average notional amount of $446,056,235 in short futures contracts during the six months ended February 29, 2016.

On February 29, 2016, the cumulative unrealized gains on futures contracts in the amount of $681,822 are reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JP Morgan	$63,094	$0	$(63,094)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

32	Wells Fargo Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. For the six months ended February 29, 2016, the Fund paid $1,981 in commitment fees.

For the six months ended February 29, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Ultra Short-Term Income Fund	33

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34	Wells Fargo Ultra Short-Term Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Ultra Short-Term Income Fund	35

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

36	Wells Fargo Ultra Short-Term Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by
Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241414 04-16 SA223/SAR223 2-16

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust (except for Wells Fargo Adjustable Rate Government Fund and Wells Fargo Government Securities Fund) is included as part of the report to shareholders filed under Item 1 of this Form. Wells Fargo Adjustable Rate Government Fund and Wells Fargo Government Securities Fund included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Advantage Adjustable Rate Government Fund and Wells Fargo Advantage Government Securities Fund is filed under this Item.

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 94.73%
FDIC Series 2010-S2 Class 3A 144A±	1.13%	12-29-2045	$1,132,083	$1,134,587
Federal Agricultural Mortgage Corporation Series 2000-A Class A ±	37.78	12-15-2039	120,694	120,588
FHLMC ±	0.95	4-1-2030	101,464	102,561
FHLMC ±	1.25	3-15-2024	799,096	799,001
FHLMC ±	1.88	12-1-2017	6,230	6,283
FHLMC ±	1.88	5-1-2018	555	556
FHLMC ±	1.88	6-1-2018	5,833	5,873
FHLMC ±	1.88	9-1-2018	816	830
FHLMC ±	1.88	5-1-2019	5,108	5,115
FHLMC ±	1.89	2-1-2037	553,347	577,105
FHLMC ±	1.90	9-1-2016	169	170
FHLMC ±	1.90	11-1-2016	22,969	23,124
FHLMC ±	1.90	7-1-2018	1,335	1,373
FHLMC ±	1.90	1-1-2019	4,982	5,028
FHLMC ±	1.90	2-1-2019	8,831	8,883
FHLMC ±	1.90	2-1-2035	268,128	280,417
FHLMC ±	1.90	1-1-2030	6,061	6,241
FHLMC ±	1.90	1-1-2030	7,201	7,293
FHLMC ±	1.90	7-1-2030	179,293	187,060
FHLMC ±	2.00	2-1-2037	15,769	16,332
FHLMC ±	2.02	7-1-2034	10,112,620	10,638,291
FHLMC ±	2.03	3-1-2018	7,411	7,551
FHLMC ±	2.05	10-1-2030	13,458	13,993
FHLMC ±	2.06	5-1-2028	295,846	310,235
FHLMC ±	2.09	6-1-2020	69,035	70,748
FHLMC ±	2.15	8-1-2018	1,405	1,428
FHLMC ±	2.18	5-1-2035	937,820	996,338
FHLMC ±	2.21	6-1-2035	3,333,203	3,499,924
FHLMC ±	2.21	6-1-2037	1,087,218	1,134,179
FHLMC ±	2.22	1-1-2037	2,698,460	2,829,711
FHLMC ±	2.22	11-1-2030	650,377	662,670
FHLMC ±	2.22	1-1-2022	16,490	16,905
FHLMC ±	2.23	6-1-2024	9,625	9,656
FHLMC ±	2.25	1-1-2023	45,510	48,420
FHLMC ±	2.26	8-1-2036	3,506,701	3,683,068
FHLMC ±	2.27	5-1-2020	630	631
FHLMC ±	2.29	7-1-2017	9,467	9,492
FHLMC ±	2.32	1-1-2030	23,624	24,582
FHLMC ±	2.32	12-1-2035	888,668	939,635
FHLMC ±	2.33	10-1-2018	9,884	9,925
FHLMC ±	2.33	3-1-2025	111,356	116,627
FHLMC ±	2.36	8-1-2033	2,282,834	2,406,013
FHLMC ±	2.36	11-1-2034	568,007	602,115
FHLMC ±	2.37	8-1-2035	397,120	409,844
FHLMC ±	2.38	5-1-2020	458	468
FHLMC ±	2.38	4-1-2035	491,345	522,013
FHLMC ±	2.38	7-1-2019	1,268	1,274
FHLMC ±	2.39	6-1-2020	1,412	1,415
FHLMC ±	2.39	10-1-2037	1,700,859	1,790,836
FHLMC ±	2.42	5-1-2037	423,971	449,493

2	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.44%	7-1-2024	$44,227	$44,473
FHLMC ±	2.46	4-1-2023	340,549	347,128
FHLMC ±	2.46	6-1-2036	3,492,233	3,679,159
FHLMC ±	2.46	4-1-2035	3,787,978	4,007,374
FHLMC ±	2.46	6-1-2037	7,139,933	7,560,879
FHLMC ±	2.47	10-1-2036	980,044	1,037,874
FHLMC ±	2.47	8-1-2033	482,655	513,198
FHLMC ±	2.47	4-1-2035	1,996,532	2,119,228
FHLMC ±	2.48	10-1-2033	62,542	63,201
FHLMC ±	2.48	4-1-2034	1,082,183	1,145,939
FHLMC ±	2.48	5-1-2037	3,700,546	3,924,978
FHLMC ±	2.48	5-1-2032	56,311	59,134
FHLMC ±	2.48	5-1-2034	2,734,650	2,885,667
FHLMC ±	2.48	5-1-2033	263,002	279,095
FHLMC ±	2.48	4-1-2034	899,360	949,044
FHLMC ±	2.48	8-1-2034	1,601,797	1,698,597
FHLMC ±	2.48	3-1-2034	1,153,337	1,217,605
FHLMC ±	2.48	10-1-2033	514,901	545,009
FHLMC ±	2.48	3-1-2034	1,036,517	1,092,395
FHLMC ±	2.49	8-1-2036	3,675,755	3,864,926
FHLMC ±	2.49	6-1-2033	642,941	677,903
FHLMC ±	2.49	6-1-2037	6,790,863	7,159,569
FHLMC ±	2.50	6-1-2036	1,821,961	1,915,944
FHLMC ±	2.50	5-1-2038	1,897,228	1,994,548
FHLMC ±	2.50	9-1-2035	2,446,852	2,600,291
FHLMC ±	2.50	10-1-2033	2,209,586	2,332,913
FHLMC ±	2.50	6-1-2019	71,728	73,483
FHLMC ±	2.50	6-1-2033	1,550,123	1,622,753
FHLMC ±	2.50	9-1-2033	376,233	397,195
FHLMC ±	2.50	5-1-2034	467,261	496,105
FHLMC ±	2.50	7-1-2035	3,544,311	3,737,356
FHLMC ±	2.50	11-1-2035	1,781,120	1,871,856
FHLMC ±	2.50	3-1-2036	1,236,756	1,305,835
FHLMC ±	2.50	5-1-2038	2,425,048	2,573,855
FHLMC ±	2.51	10-1-2035	2,241,131	2,350,530
FHLMC ±	2.51	12-1-2035	3,087,055	3,281,518
FHLMC ±	2.51	8-1-2035	3,592,951	3,787,307
FHLMC ±	2.51	7-1-2036	625,898	660,372
FHLMC ±	2.51	1-1-2037	1,968,465	2,071,785
FHLMC ±	2.51	2-1-2037	597,677	632,289
FHLMC ±	2.52	11-1-2036	1,734,773	1,826,970
FHLMC ±	2.52	4-1-2037	896,091	949,843
FHLMC ±	2.52	10-1-2034	1,683,350	1,771,162
FHLMC ±	2.52	2-1-2036	1,949,524	2,053,668
FHLMC ±	2.52	5-1-2035	3,684,260	3,884,091
FHLMC ±	2.52	9-1-2035	6,437,800	6,784,113
FHLMC ±	2.52	8-1-2027	8,278	8,412
FHLMC ±	2.52	5-1-2025	89,265	90,864
FHLMC ±	2.52	6-1-2035	2,515,498	2,673,071
FHLMC ±	2.52	2-1-2036	2,009,381	2,114,387

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.53%	6-1-2019	$47,518	$48,057
FHLMC ±	2.53	2-1-2035	5,039,443	5,305,945
FHLMC ±	2.53	12-1-2018	17,710	17,861
FHLMC ±	2.53	12-1-2018	13,862	14,030
FHLMC ±	2.53	1-1-2024	7,602	7,618
FHLMC ±	2.53	7-1-2031	2,137,005	2,243,735
FHLMC ±	2.53	8-1-2035	4,226,699	4,455,791
FHLMC ±	2.53	2-1-2036	1,305,714	1,373,661
FHLMC ±	2.53	4-1-2038	2,050,771	2,161,364
FHLMC ±	2.53	3-1-2032	1,154,683	1,228,014
FHLMC ±	2.54	12-1-2034	765,301	805,797
FHLMC ±	2.54	6-1-2035	211,629	222,177
FHLMC ±	2.54	1-1-2038	7,050,145	7,446,411
FHLMC ±	2.54	10-1-2035	3,223,030	3,404,021
FHLMC ±	2.54	10-1-2033	1,172,288	1,241,714
FHLMC ±	2.54	12-1-2035	3,733,181	3,926,730
FHLMC ±	2.54	4-1-2034	4,211,919	4,442,375
FHLMC ±	2.54	12-1-2032	3,997,766	4,239,653
FHLMC ±	2.54	9-1-2034	5,068,177	5,327,374
FHLMC ±	2.54	8-1-2035	842,889	887,359
FHLMC ±	2.55	4-1-2037	3,497,662	3,699,913
FHLMC ±	2.55	5-1-2035	479,699	508,902
FHLMC ±	2.55	4-1-2037	800,670	849,973
FHLMC ±	2.55	6-1-2035	3,078,540	3,230,518
FHLMC ±	2.55	10-1-2036	753,721	795,084
FHLMC ±	2.55	9-1-2030	384,366	403,686
FHLMC ±	2.55	6-1-2035	648,063	684,197
FHLMC ±	2.55	5-1-2039	2,272,970	2,404,107
FHLMC ±	2.55	11-1-2029	178,389	182,839
FHLMC ±	2.55	9-1-2033	1,334,789	1,408,154
FHLMC ±	2.55	4-1-2038	6,562,663	6,917,679
FHLMC ±	2.56	5-1-2034	142,374	149,973
FHLMC ±	2.56	4-1-2036	913,943	964,119
FHLMC ±	2.56	11-1-2036	1,804,717	1,901,813
FHLMC ±	2.56	2-1-2036	1,021,733	1,076,130
FHLMC ±	2.56	10-1-2036	1,301,293	1,374,497
FHLMC ±	2.56	3-1-2037	2,435,353	2,576,435
FHLMC ±	2.56	4-1-2037	2,689,908	2,834,829
FHLMC ±	2.56	3-1-2027	148,049	151,766
FHLMC ±	2.56	1-1-2035	564,553	598,484
FHLMC ±	2.56	6-1-2026	1,345,340	1,410,697
FHLMC ±	2.56	1-1-2037	3,972,927	4,189,465
FHLMC ±	2.57	12-1-2033	1,278,318	1,353,582
FHLMC ±	2.57	7-1-2034	231,532	243,812
FHLMC ±	2.57	4-1-2034	3,990,915	4,201,678
FHLMC ±	2.57	5-1-2034	2,183,590	2,297,238
FHLMC ±	2.58	3-1-2025	1,404,455	1,452,875
FHLMC ±	2.58	11-1-2035	640,868	677,845
FHLMC ±	2.58	11-1-2027	817,000	865,272
FHLMC ±	2.58	10-1-2029	126,233	129,985

4	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.58%	3-1-2037	$657,437	$693,991
FHLMC ±	2.58	9-1-2033	947,682	1,010,400
FHLMC ±	2.58	7-1-2031	316,500	335,922
FHLMC ±	2.58	2-1-2035	2,330,580	2,455,553
FHLMC ±	2.58	1-1-2036	990,498	1,044,972
FHLMC ±	2.59	1-1-2036	2,562,185	2,702,149
FHLMC ±	2.59	4-1-2035	4,829,206	5,089,913
FHLMC ±	2.59	1-1-2033	840,021	889,237
FHLMC ±	2.59	1-1-2034	1,283,290	1,350,622
FHLMC ±	2.59	6-1-2036	3,951,815	4,168,143
FHLMC ±	2.60	4-1-2037	1,944,683	2,059,767
FHLMC ±	2.60	7-1-2038	1,079,556	1,139,771
FHLMC ±	2.60	9-1-2032	2,583,807	2,716,896
FHLMC ±	2.60	1-1-2037	359,647	380,104
FHLMC ±	2.60	7-1-2038	2,388,593	2,522,735
FHLMC ±	2.60	9-1-2029	1,038,467	1,096,269
FHLMC ±	2.61	4-1-2038	2,561,611	2,717,533
FHLMC ±	2.61	2-1-2036	1,279,864	1,348,796
FHLMC ±	2.61	10-1-2034	2,717,540	2,887,842
FHLMC ±	2.61	1-1-2019	241	243
FHLMC ±	2.61	1-1-2035	512,463	541,716
FHLMC ±	2.61	6-1-2029	630,349	662,431
FHLMC ±	2.61	5-1-2023	74,238	75,362
FHLMC ±	2.62	12-1-2036	1,007,904	1,062,408
FHLMC ±	2.62	1-1-2028	23,559	24,735
FHLMC ±	2.62	5-1-2037	450,755	480,935
FHLMC ±	2.62	7-1-2027	715,884	733,603
FHLMC ±	2.63	6-1-2028	177,224	183,691
FHLMC ±	2.63	1-1-2028	5,149	5,457
FHLMC ±	2.63	2-1-2031	1,019,149	1,070,796
FHLMC ±	2.63	6-1-2035	1,823,415	1,924,060
FHLMC ±	2.63	11-1-2029	236,789	245,731
FHLMC ±	2.63	7-1-2034	993,122	1,049,603
FHLMC ±	2.63	4-1-2036	3,015,509	3,171,065
FHLMC ±	2.63	9-1-2038	1,161,129	1,229,435
FHLMC ±	2.64	9-1-2038	1,312,850	1,387,857
FHLMC ±	2.64	6-1-2035	2,834,394	3,009,295
FHLMC ±	2.64	2-1-2034	940,919	1,002,259
FHLMC ±	2.65	11-1-2035	1,812,016	1,911,549
FHLMC ±	2.65	2-1-2036	212,353	224,375
FHLMC ±	2.65	9-1-2036	1,048,397	1,107,561
FHLMC ±	2.65	9-1-2030	8,894,049	9,415,754
FHLMC ±	2.65	9-1-2031	78,309	79,821
FHLMC ±	2.65	2-1-2034	2,985,050	3,159,496
FHLMC ±	2.65	7-1-2029	81,956	85,875
FHLMC ±	2.65	10-1-2033	2,758,627	2,924,978
FHLMC ±	2.66	6-1-2035	731,705	772,818
FHLMC ±	2.67	11-1-2022	255,708	266,850
FHLMC ±	2.68	6-1-2025	77,340	78,779
FHLMC ±	2.68	8-1-2029	128,643	131,492

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.68%	7-1-2030	$9,151	$9,232
FHLMC ±	2.68	12-1-2034	4,944,193	5,228,509
FHLMC ±	2.68	1-1-2037	1,507,953	1,596,640
FHLMC ±	2.69	2-1-2034	1,118,563	1,172,800
FHLMC ±	2.70	2-1-2036	1,863,359	1,957,006
FHLMC ±	2.72	10-1-2030	2,377,774	2,507,745
FHLMC ±	2.72	7-1-2034	2,409,650	2,550,160
FHLMC ±	2.73	10-1-2025	93,591	95,946
FHLMC ±	2.73	10-1-2025	38,221	38,494
FHLMC ±	2.73	2-1-2030	59,272	60,214
FHLMC ±	2.73	6-1-2030	408,058	427,994
FHLMC ±	2.73	6-1-2030	119,842	123,138
FHLMC ±	2.73	2-1-2035	1,452,475	1,546,572
FHLMC ±	2.73	4-1-2029	145,943	149,168
FHLMC ±	2.73	2-1-2034	903,331	961,792
FHLMC ±	2.74	7-1-2037	907,015	963,600
FHLMC ±	2.74	4-1-2034	899,408	951,043
FHLMC ±	2.75	11-1-2018	5,585	5,596
FHLMC ±	2.75	11-1-2029	1,026,972	1,088,924
FHLMC ±	2.75	12-1-2032	745,955	793,805
FHLMC ±	2.75	7-1-2036	1,068,842	1,128,118
FHLMC ±	2.76	4-1-2035	1,350,002	1,425,210
FHLMC ±	2.77	4-1-2019	5,023	5,072
FHLMC ±	2.78	6-1-2022	186	187
FHLMC ±	2.78	5-1-2036	4,358,164	4,611,026
FHLMC ±	2.79	11-1-2029	131,943	137,261
FHLMC ±	2.79	10-1-2024	169,676	178,853
FHLMC ±	2.80	2-1-2024	26,392	26,575
FHLMC ±	2.83	9-1-2029	153,042	156,950
FHLMC ±	2.85	6-1-2030	73,782	75,555
FHLMC ±	2.85	6-1-2032	243,298	250,075
FHLMC ±	2.85	11-1-2032	130,440	133,750
FHLMC ±	2.86	2-1-2036	4,499,735	4,800,996
FHLMC ±	2.86	8-1-2030	5,113,816	5,424,142
FHLMC ±	2.88	8-1-2019	14,502	14,587
FHLMC ±	2.88	7-1-2018	18,609	18,766
FHLMC ±	2.89	4-1-2032	105,510	108,719
FHLMC ±	2.91	2-1-2018	2,012	2,032
FHLMC ±	2.93	2-1-2029	241,006	250,046
FHLMC ±	2.93	4-1-2020	2,317	2,327
FHLMC ±	2.95	5-1-2028	279,912	292,818
FHLMC ±	2.95	9-1-2030	164,989	169,445
FHLMC ±	3.00	11-1-2026	207,431	215,731
FHLMC ±	3.02	8-1-2029	122,903	127,887
FHLMC ±	3.06	6-1-2021	103,012	105,398
FHLMC ±	3.06	2-1-2027	168,789	171,075
FHLMC ±	3.06	12-1-2025	201,076	209,161
FHLMC ±	3.25	5-1-2031	156,438	165,512
FHLMC ±	3.38	5-1-2032	258,955	268,746
FHLMC ±	3.47	7-1-2028	38,632	38,992

6	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	3.49%	12-1-2025	$621,724	$657,805
FHLMC ±	3.52	6-1-2035	1,483,960	1,564,763
FHLMC ±	3.70	8-1-2029	10,634	10,690
FHLMC ±	3.78	11-1-2026	149,308	155,343
FHLMC ±	3.85	4-1-2023	89,453	91,086
FHLMC	4.00	12-15-2023	100,342	102,786
FHLMC ±	4.27	2-1-2021	29,613	29,961
FHLMC ±	4.72	8-1-2027	73,527	73,455
FHLMC	5.00	10-1-2022	20,087	21,637
FHLMC ±	5.50	8-1-2024	475,183	500,928
FHLMC	6.50	4-1-2018	45,614	51,991
FHLMC	7.00	9-1-2035	69,883	72,144
FHLMC	8.50	5-1-2020	36,772	37,751
FHLMC Series 0020 Class F ±	1.26	7-1-2029	22,000	22,426
FHLMC Series 1671 Class QA ±	1.61	2-15-2024	590,190	605,319
FHLMC Series 1686 Class FE ±	1.76	2-15-2024	36,275	37,150
FHLMC Series 1730 Class FA ±	1.50	5-15-2024	230,035	224,785
FHLMC Series 2315 Class FW ±	0.98	4-15-2027	138,832	140,601
FHLMC Series 2391 Class EF ±	0.93	6-15-2031	115,427	116,797
FHLMC Series 2454 Class SL ±(c)	7.57	3-15-2032	249,155	62,748
FHLMC Series 2461 Class FI ±	0.93	4-15-2028	169,258	171,284
FHLMC Series 2464 Class FE ±	1.43	3-15-2032	162,393	167,024
FHLMC Series 2466 Class FV ±	0.98	3-15-2032	308,620	313,163
FHLMC Series 2538 Class F ±	1.03	12-15-2032	699,483	708,468
FHLMC Series 3001 Class EA ±	0.78	3-15-2035	189,440	189,837
FHLMC Series 3335 Class FT ±	0.58	8-15-2019	323,271	322,765
FHLMC Series 3436 Class A ±	2.41	11-15-2036	1,412,622	1,489,424
FHLMC Series T-15 Class A6 ±	0.83	11-25-2028	711,576	709,640
FHLMC Series T-16 Class A ±	0.79	6-25-2029	1,898,044	1,934,741
FHLMC Series T-20 Class A7 ±	0.74	12-25-2029	3,244,755	3,179,727
FHLMC Series T-21 Class A ±	0.80	10-25-2029	1,810,268	1,793,857
FHLMC Series T-23 Class A ±	0.72	5-25-2030	2,125,382	2,101,186
FHLMC Series T-27 Class A ±	0.74	10-25-2030	1,372,941	1,361,133
FHLMC Series T-30 Class A7 ±	0.68	12-25-2030	1,463,244	1,413,380
FHLMC Series T-35 Class A ±	0.72	9-25-2031	4,253,052	4,202,790
FHLMC Series T-36 Class A ±	0.74	1-25-2032	485,042	481,795
FHLMC Series T-48 Class 2A ±	3.38	7-25-2033	2,905,925	3,123,114
FHLMC Series T-54 Class 4A ±	3.12	2-25-2043	2,067,119	2,194,853
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	90,500	101,142
FHLMC Series T-56 Class 3AF ±	1.44	5-25-2043	1,331,582	1,365,927
FHLMC Series T-62 Class 1A1 ±	1.49	10-25-2044	5,404,484	5,390,082
FHLMC Series T-63 Class 1A1 ±	1.49	2-25-2045	4,838,748	5,092,102
FHLMC Series T-66 Class 2A1 ±	2.95	1-25-2036	3,214,110	3,344,650
FHLMC Series T-67 Class 1A1C ±	2.96	3-25-2036	10,649,173	11,341,773
FHLMC Series T-67 Class 2A1C ±	2.94	3-25-2036	6,594,578	6,886,062
FHLMC Series T-75 Class A1 ±	0.48	12-25-2036	3,486,395	3,470,253
FNMA ±	1.38	12-1-2020	20,766	20,778
FNMA ±	1.50	1-1-2021	2,618	2,689
FNMA ±	1.50	1-1-2021	2,792	2,864
FNMA ±	1.50	6-1-2021	43,267	45,098

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	1.58%	9-1-2032	$61,040	$61,065
FNMA ±	1.69	12-1-2030	145,778	148,136
FNMA ±	1.73	1-1-2017	147	147
FNMA ±	1.75	12-1-2016	313	313
FNMA ±	1.75	7-1-2017	380	381
FNMA ±	1.77	8-1-2032	252,771	253,697
FNMA ±	1.77	8-1-2033	1,564,979	1,632,277
FNMA ±	1.79	8-1-2030	1,943,974	2,005,999
FNMA ±	1.82	3-1-2030	21,548	21,661
FNMA ±	1.83	8-1-2033	298,655	311,572
FNMA ±	1.83	3-1-2034	418,459	443,376
FNMA ±	1.87	8-1-2033	3,826	3,910
FNMA ±	1.88	7-1-2017	912	917
FNMA ±	1.88	8-1-2017	438	442
FNMA ±	1.88	3-1-2021	462	469
FNMA ±	1.88	3-1-2030	16,094	16,154
FNMA ±	1.88	8-1-2031	147,790	151,409
FNMA ±	1.89	5-1-2029	412,666	432,546
FNMA ±	1.89	4-1-2042	3,296,554	3,479,576
FNMA ±	1.89	10-1-2044	1,525,401	1,612,085
FNMA ±	1.90	10-1-2017	16,915	17,425
FNMA ±	1.90	1-1-2018	23,164	23,204
FNMA ±	1.90	11-1-2023	36,604	37,439
FNMA ±	1.90	11-1-2024	7,692	7,897
FNMA ±	1.90	3-1-2033	203,029	211,750
FNMA ±	1.90	1-1-2035	1,298,187	1,355,171
FNMA ±	1.91	4-1-2021	52,931	55,415
FNMA ±	1.92	8-1-2031	132,653	136,014
FNMA ±	1.92	4-1-2033	509,412	536,473
FNMA ±	1.92	4-1-2019	3,006	3,035
FNMA ±	1.94	12-1-2031	142,041	145,042
FNMA ±	1.95	9-1-2031	230,142	237,964
FNMA ±	1.95	12-1-2031	262,988	274,540
FNMA ±	1.97	12-1-2017	38,679	39,119
FNMA ±	1.98	10-1-2037	1,629,740	1,694,215
FNMA ±	1.99	1-1-2035	121,903	128,567
FNMA ±	1.99	7-1-2020	9,227	9,523
FNMA ±	1.99	1-1-2032	274,308	286,176
FNMA ±	2.00	12-1-2031	23,616	23,625
FNMA ±	2.01	8-1-2032	153,284	157,315
FNMA ±	2.01	4-1-2018	2,121	2,145
FNMA ±	2.04	1-1-2038	399,773	408,533
FNMA ±	2.05	12-1-2022	11,658	11,752
FNMA ±	2.06	3-1-2034	579,330	607,705
FNMA ±	2.07	6-1-2031	304,490	314,543
FNMA ±	2.09	1-1-2035	3,228,815	3,371,138
FNMA ±	2.10	4-1-2038	975,177	1,030,701
FNMA ±	2.11	6-1-2035	1,065,068	1,114,031
FNMA ±	2.12	5-1-2018	3,861	3,869
FNMA ±	2.13	2-1-2018	2,900	2,941

8	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.13%	5-1-2019	$95	$95
FNMA ±	2.13	6-1-2019	418	419
FNMA ±	2.13	1-1-2022	10,103	10,130
FNMA ±	2.13	8-1-2031	68,807	72,118
FNMA ±	2.13	2-1-2033	651,307	686,824
FNMA ±	2.14	6-1-2032	69,008	69,549
FNMA ±	2.16	2-1-2033	459,183	483,512
FNMA ±	2.16	10-1-2035	7,947,956	8,313,236
FNMA ±	2.17	7-1-2038	1,200,841	1,256,460
FNMA ±	2.18	12-1-2035	5,287,070	5,514,507
FNMA ±	2.19	11-1-2017	16,596	16,672
FNMA ±	2.19	11-1-2034	1,017,460	1,065,829
FNMA ±	2.20	11-1-2035	57,621	60,266
FNMA ±	2.21	8-1-2017	107,654	107,462
FNMA ±	2.22	4-1-2024	3,423,992	3,452,855
FNMA ±	2.22	11-1-2035	1,646,861	1,727,017
FNMA ±	2.22	1-1-2036	4,070,381	4,263,689
FNMA ±	2.22	7-1-2035	2,060,260	2,162,814
FNMA ±	2.23	1-1-2036	441,236	463,241
FNMA ±	2.24	10-1-2018	54,692	56,391
FNMA ±	2.24	2-1-2033	246,405	256,621
FNMA ±	2.24	10-1-2024	51,664	51,940
FNMA ±	2.24	12-1-2024	78,192	78,668
FNMA ±	2.25	5-1-2017	20,030	20,072
FNMA ±	2.25	1-1-2018	203,997	210,144
FNMA ±	2.25	1-1-2019	61,224	61,893
FNMA ±	2.25	2-1-2020	5,953	5,969
FNMA ±	2.25	11-1-2035	359,738	376,988
FNMA ±	2.25	5-1-2033	4,647,184	4,950,116
FNMA ±	2.27	11-1-2017	47,084	47,720
FNMA ±	2.27	9-1-2035	2,940,319	3,087,726
FNMA ±	2.28	5-1-2018	174	173
FNMA ±	2.28	11-1-2035	2,021,995	2,121,282
FNMA ±	2.28	10-1-2035	764,499	801,686
FNMA ±	2.29	6-1-2035	2,535,161	2,671,347
FNMA ±	2.29	12-1-2032	1,013,966	1,064,450
FNMA ±	2.30	11-1-2038	1,438,973	1,524,218
FNMA ±	2.30	4-1-2018	164,353	169,810
FNMA ±	2.30	4-1-2030	111,756	114,518
FNMA ±	2.30	7-1-2018	164,375	169,475
FNMA ±	2.30	11-1-2027	32,894	33,357
FNMA ±	2.31	12-1-2023	9,784	9,828
FNMA ±	2.32	7-1-2035	1,413,923	1,467,552
FNMA ±	2.32	4-1-2033	1,061,539	1,125,932
FNMA ±	2.33	1-1-2035	603,332	635,830
FNMA ±	2.33	7-1-2018	667	672
FNMA ±	2.33	6-1-2034	866,110	912,962
FNMA ±	2.35	7-1-2035	548,202	574,182
FNMA ±	2.35	4-1-2033	419,607	441,945
FNMA ±	2.36	7-1-2035	1,250,366	1,322,410

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.36%	9-1-2036	$1,529,582	$1,620,342
FNMA ±	2.36	8-1-2025	43,018	44,096
FNMA ±	2.36	5-1-2034	938,188	992,577
FNMA ±	2.37	12-1-2025	20,984	21,280
FNMA ±	2.37	8-1-2026	93,255	96,094
FNMA ±	2.37	8-1-2035	474,228	494,208
FNMA ±	2.37	5-1-2032	192,023	195,851
FNMA ±	2.37	3-1-2033	462,434	483,810
FNMA ±	2.37	3-1-2031	39,471	39,704
FNMA ±	2.38	1-1-2027	36,809	37,215
FNMA ±	2.38	5-1-2033	1,179,596	1,241,443
FNMA ±	2.38	4-1-2034	763,042	800,701
FNMA ±	2.38	5-1-2035	1,672,095	1,771,868
FNMA ±	2.38	9-1-2035	2,535,430	2,675,438
FNMA ±	2.38	5-1-2033	879,686	928,652
FNMA ±	2.39	7-1-2036	3,747,262	3,958,003
FNMA ±	2.39	1-1-2040	558,968	589,070
FNMA ±	2.40	10-1-2033	627,739	664,949
FNMA ±	2.40	12-1-2033	1,440,881	1,536,775
FNMA ±	2.40	7-1-2024	13,651	13,692
FNMA ±	2.40	9-1-2030	842,741	860,237
FNMA ±	2.40	4-1-2033	1,139,444	1,205,189
FNMA ±	2.40	5-1-2035	1,236,568	1,306,640
FNMA ±	2.40	5-1-2034	986,598	1,044,205
FNMA ±	2.41	11-1-2022	56,787	57,069
FNMA ±	2.41	12-1-2028	6,634	6,685
FNMA ±	2.41	5-1-2018	20,476	20,701
FNMA ±	2.41	1-1-2036	416,060	439,730
FNMA ±	2.41	7-1-2035	3,110,194	3,288,961
FNMA ±	2.41	5-1-2036	2,473,226	2,606,031
FNMA ±	2.43	12-1-2024	32,228	32,465
FNMA ±	2.43	6-1-2032	43,338	43,557
FNMA ±	2.43	6-1-2032	78,228	79,321
FNMA ±	2.43	9-1-2036	837,822	886,467
FNMA ±	2.43	10-1-2025	141,530	146,264
FNMA ±	2.43	6-1-2035	539,939	571,144
FNMA ±	2.43	5-1-2038	4,655,977	4,911,735
FNMA ±	2.43	10-1-2024	277,815	288,926
FNMA ±	2.43	12-1-2033	1,753,884	1,857,725
FNMA ±	2.43	5-1-2035	399,245	421,471
FNMA ±	2.43	4-1-2040	291,199	308,327
FNMA ±	2.43	1-1-2036	1,420,415	1,502,196
FNMA ±	2.44	1-1-2037	7,925,516	8,399,068
FNMA ±	2.44	8-1-2039	4,626,832	4,894,900
FNMA ±	2.44	9-1-2035	392,125	410,950
FNMA ±	2.44	10-1-2035	2,673,845	2,799,742
FNMA ±	2.44	9-1-2032	6,440,574	6,783,956
FNMA ±	2.44	8-1-2033	1,711,772	1,806,061
FNMA ±	2.44	7-1-2035	1,920,426	2,037,634
FNMA ±	2.44	8-1-2036	3,294,939	3,479,230

10	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.44%	6-1-2033	$875,514	$923,646
FNMA ±	2.44	1-1-2037	1,805,796	1,908,117
FNMA ±	2.44	6-1-2018	9,150	9,166
FNMA ±	2.44	4-1-2037	3,635,705	3,829,240
FNMA ±	2.45	9-1-2038	1,510,979	1,593,914
FNMA ±	2.45	1-1-2036	123,768	129,105
FNMA ±	2.45	6-1-2017	8,205	8,228
FNMA ±	2.45	4-1-2020	3,873	3,891
FNMA ±	2.45	2-1-2036	1,113,262	1,172,884
FNMA ±	2.45	3-1-2037	738,349	779,983
FNMA ±	2.45	7-1-2040	3,299,492	3,500,633
FNMA ±	2.45	6-1-2041	957,655	1,013,771
FNMA ±	2.46	6-1-2033	312,231	325,446
FNMA ±	2.46	4-1-2034	1,277,947	1,348,189
FNMA ±	2.46	9-1-2035	1,850,975	1,952,870
FNMA ±	2.46	8-1-2035	2,931,807	3,095,158
FNMA ±	2.46	7-1-2033	127,720	132,923
FNMA ±	2.46	6-1-2035	1,456,013	1,537,658
FNMA ±	2.46	7-1-2035	1,961,309	2,071,892
FNMA ±	2.46	2-1-2045	3,408,791	3,590,608
FNMA ±	2.46	6-1-2035	399,963	421,594
FNMA ±	2.46	11-1-2038	1,171,535	1,241,019
FNMA ±	2.46	12-1-2040	2,100,667	2,208,444
FNMA ±	2.46	9-1-2039	6,751,895	7,121,660
FNMA ±	2.47	4-1-2030	17,466	17,575
FNMA ±	2.47	4-1-2033	1,422,297	1,507,973
FNMA ±	2.47	5-1-2036	1,662,111	1,753,866
FNMA ±	2.47	12-1-2040	8,304,037	8,745,435
FNMA ±	2.47	6-1-2027	103,390	105,912
FNMA ±	2.47	7-1-2035	1,182,610	1,251,345
FNMA ±	2.47	7-1-2039	4,792,024	5,054,553
FNMA ±	2.47	11-1-2036	4,032,071	4,249,148
FNMA ±	2.47	8-1-2031	125,163	128,432
FNMA ±	2.47	1-1-2033	3,886,726	4,099,150
FNMA ±	2.47	12-1-2035	648,700	684,201
FNMA ±	2.47	5-1-2039	3,928,608	4,137,394
FNMA ±	2.47	9-1-2039	4,187,534	4,408,148
FNMA ±	2.47	4-1-2030	13,497	14,179
FNMA ±	2.47	4-1-2035	3,370,851	3,564,172
FNMA ±	2.47	9-1-2036	1,244,915	1,319,088
FNMA ±	2.47	7-1-2035	1,963,770	2,071,273
FNMA ±	2.47	7-1-2035	591,237	627,220
FNMA ±	2.48	9-1-2033	60,642	61,049
FNMA ±	2.48	3-1-2035	1,205,994	1,274,107
FNMA ±	2.48	1-1-2037	3,160,977	3,327,315
FNMA ±	2.48	5-1-2028	54,958	55,563
FNMA ±	2.48	9-1-2034	4,583,513	4,830,977
FNMA ±	2.48	2-1-2035	3,978,180	4,184,499
FNMA ±	2.48	10-1-2035	341,689	359,666
FNMA ±	2.48	9-1-2019	43,976	44,363

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.48%	11-1-2020	$537,957	$540,530
FNMA ±	2.48	11-1-2035	1,184,600	1,246,091
FNMA ±	2.48	6-1-2036	724,045	766,600
FNMA ±	2.48	3-1-2038	2,910,509	3,069,529
FNMA ±	2.48	5-1-2033	531,788	558,914
FNMA ±	2.48	6-1-2036	2,510,802	2,640,501
FNMA ±	2.49	7-1-2028	228	242
FNMA ±	2.49	5-1-2033	327,502	345,051
FNMA ±	2.49	6-1-2034	3,305,404	3,477,272
FNMA ±	2.49	1-1-2035	5,564,316	5,858,155
FNMA ±	2.49	9-1-2035	1,166,425	1,228,713
FNMA ±	2.49	10-1-2036	1,323,824	1,392,757
FNMA ±	2.49	12-1-2036	876,427	923,348
FNMA ±	2.49	1-1-2034	3,009,505	3,188,930
FNMA ±	2.49	1-1-2037	4,157,186	4,433,069
FNMA ±	2.49	1-1-2035	860,141	906,371
FNMA ±	2.49	12-1-2037	823,161	867,053
FNMA ±	2.49	12-1-2040	554,920	584,150
FNMA ±	2.49	12-1-2040	5,066,686	5,331,993
FNMA ±	2.49	4-1-2038	1,714,219	1,805,073
FNMA ±	2.49	7-1-2040	3,363,102	3,540,253
FNMA ±	2.49	5-1-2033	3,267,764	3,466,732
FNMA ±	2.49	9-1-2032	70,026	71,797
FNMA ±	2.50	11-1-2035	2,154,159	2,268,453
FNMA ±	2.50	7-1-2037	795,776	835,665
FNMA ±	2.50	7-1-2038	2,443,895	2,572,290
FNMA ±	2.50	10-1-2027	748,107	789,113
FNMA ±	2.50	7-1-2038	6,320,382	6,656,219
FNMA ±	2.50	12-1-2033	2,210,952	2,312,257
FNMA ±	2.50	12-1-2040	2,698,851	2,845,022
FNMA ±	2.50	2-1-2038	1,152,347	1,214,973
FNMA ±	2.50	5-1-2017	20,722	21,036
FNMA ±	2.50	7-1-2017	23,881	23,918
FNMA ±	2.50	6-1-2025	8,189	8,243
FNMA ±	2.50	2-1-2033	255,645	262,718
FNMA ±	2.50	12-1-2040	1,565,270	1,647,831
FNMA ±	2.50	4-1-2024	22,111	22,938
FNMA ±	2.50	7-1-2036	4,658,072	4,901,067
FNMA ±	2.50	5-1-2037	1,764,335	1,864,567
FNMA ±	2.50	12-1-2040	5,633,489	5,937,465
FNMA ±	2.50	9-1-2035	6,932,939	7,288,868
FNMA ±	2.51	10-1-2024	5,991	6,163
FNMA ±	2.51	12-1-2034	1,858,087	1,960,775
FNMA ±	2.51	4-1-2033	957,027	1,007,845
FNMA ±	2.51	5-1-2035	1,120,907	1,184,169
FNMA ±	2.51	2-1-2036	5,105,788	5,359,588
FNMA ±	2.51	12-1-2032	1,035,427	1,092,943
FNMA ±	2.51	3-1-2035	4,487,624	4,726,332
FNMA ±	2.51	6-1-2036	4,339,120	4,575,234
FNMA ±	2.51	10-1-2036	4,333,013	4,561,734

12	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.51%	6-1-2026	$80,584	$83,107
FNMA ±	2.51	12-1-2034	1,539,376	1,617,404
FNMA ±	2.51	1-1-2037	1,983,432	2,092,460
FNMA ±	2.51	11-1-2037	1,253,600	1,320,433
FNMA ±	2.52	6-1-2027	1,343	1,387
FNMA ±	2.52	1-1-2037	4,088,745	4,293,433
FNMA ±	2.52	6-1-2034	4,147,560	4,364,640
FNMA ±	2.52	8-1-2026	626,020	667,043
FNMA ±	2.52	7-1-2029	703,886	747,187
FNMA ±	2.52	12-1-2044	5,438,812	5,725,302
FNMA ±	2.52	7-1-2017	52,812	53,171
FNMA ±	2.52	5-1-2036	4,745,571	4,996,281
FNMA ±	2.53	6-1-2024	50,217	50,813
FNMA ±	2.53	9-1-2026	99,961	102,978
FNMA ±	2.53	7-1-2025	4,823	5,074
FNMA ±	2.53	8-1-2035	3,162,744	3,343,606
FNMA ±	2.53	9-1-2037	1,152,202	1,221,170
FNMA ±	2.53	12-1-2039	296,012	308,663
FNMA ±	2.53	1-1-2035	2,946,112	3,098,219
FNMA ±	2.53	5-1-2035	2,351,431	2,475,635
FNMA ±	2.53	1-1-2027	720,945	738,871
FNMA ±	2.53	2-1-2034	2,859,395	3,020,278
FNMA ±	2.53	10-1-2017	968	971
FNMA ±	2.54	5-1-2036	2,757,802	2,916,973
FNMA ±	2.54	8-1-2036	4,595,763	4,846,382
FNMA ±	2.54	10-1-2035	1,520,264	1,600,683
FNMA ±	2.54	12-1-2030	78,790	80,815
FNMA ±	2.54	9-1-2034	1,876,125	1,978,248
FNMA ±	2.54	6-1-2037	1,460,521	1,548,969
FNMA ±	2.54	1-1-2038	1,449,265	1,530,809
FNMA ±	2.54	2-1-2038	2,569,574	2,705,495
FNMA ±	2.54	7-1-2036	3,617,841	3,841,843
FNMA ±	2.55	12-1-2037	4,148,634	4,376,457
FNMA ±	2.55	5-1-2034	807,510	857,469
FNMA ±	2.55	7-1-2020	83,561	84,751
FNMA ±	2.55	9-1-2030	168,847	173,384
FNMA ±	2.55	5-1-2033	1,018,878	1,078,847
FNMA ±	2.55	7-1-2033	1,231,157	1,309,710
FNMA ±	2.55	5-1-2034	1,950,090	2,071,306
FNMA ±	2.55	9-1-2036	779,196	826,595
FNMA ±	2.55	12-1-2035	4,842,215	5,099,147
FNMA ±	2.56	9-1-2037	888,072	948,523
FNMA ±	2.56	4-1-2018	214,013	219,268
FNMA ±	2.56	8-1-2035	1,292,234	1,366,581
FNMA ±	2.56	5-1-2035	2,037,526	2,163,436
FNMA ±	2.57	10-1-2034	1,316,146	1,391,358
FNMA ±	2.57	9-1-2022	278,028	285,638
FNMA ±	2.57	10-1-2029	121,258	123,976
FNMA ±	2.57	8-1-2037	4,618,565	4,874,943
FNMA ±	2.57	4-1-2028	301,061	313,002

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.57%	6-1-2032	$37,965	$38,359
FNMA ±	2.57	10-1-2034	635,746	675,710
FNMA ±	2.57	1-1-2038	6,272,048	6,615,535
FNMA ±	2.57	1-1-2028	7,618	7,677
FNMA ±	2.57	10-1-2036	1,137,000	1,199,941
FNMA ±	2.58	9-1-2028	104,397	106,937
FNMA ±	2.58	12-1-2040	4,407,527	4,643,534
FNMA ±	2.58	2-1-2038	5,851,670	6,159,987
FNMA ±	2.58	11-1-2024	121,980	127,167
FNMA ±	2.58	5-1-2028	162,800	173,649
FNMA ±	2.58	4-1-2024	62,651	63,223
FNMA ±	2.59	1-1-2032	106,686	109,830
FNMA ±	2.59	1-1-2021	306,013	318,678
FNMA ±	2.59	4-1-2036	4,506,198	4,760,828
FNMA ±	2.59	9-1-2021	71,922	72,818
FNMA ±	2.60	1-1-2029	574,314	598,121
FNMA ±	2.60	6-1-2030	60,061	61,588
FNMA ±	2.60	9-1-2033	57,027	57,452
FNMA ±	2.60	4-1-2035	1,910,147	2,021,531
FNMA ±	2.60	6-1-2027	87,324	89,000
FNMA ±	2.61	4-1-2035	2,410,166	2,545,208
FNMA ±	2.61	2-1-2035	401,257	423,300
FNMA ±	2.61	2-1-2035	1,468,074	1,549,589
FNMA ±	2.61	7-1-2035	2,769,733	2,928,081
FNMA ±	2.61	1-1-2037	1,570,154	1,658,763
FNMA ±	2.63	1-1-2035	1,328,989	1,394,299
FNMA ±	2.63	5-1-2037	2,818,340	2,988,127
FNMA ±	2.63	12-1-2034	1,249,530	1,319,278
FNMA ±	2.63	3-1-2033	1,728,987	1,826,487
FNMA ±	2.64	9-1-2033	1,025,127	1,077,447
FNMA ±	2.64	11-1-2034	796,229	835,311
FNMA ±	2.64	5-1-2036	670,141	718,006
FNMA ±	2.65	11-1-2024	41,226	41,475
FNMA ±	2.65	12-1-2030	830,511	878,152
FNMA ±	2.65	1-1-2026	324,937	339,302
FNMA ±	2.65	10-1-2034	606,209	652,937
FNMA ±	2.66	7-1-2037	2,786,994	2,966,473
FNMA ±	2.66	7-1-2030	1,009,643	1,071,757
FNMA ±	2.66	7-1-2028	994,889	1,033,467
FNMA ±	2.66	8-1-2040	998,239	1,048,440
FNMA ±	2.66	8-1-2034	3,326,201	3,510,466
FNMA ±	2.66	7-1-2027	289,544	301,135
FNMA ±	2.67	7-1-2037	828,627	878,147
FNMA ±	2.67	6-1-2040	1,077,767	1,136,726
FNMA ±	2.67	4-1-2036	1,425,427	1,508,003
FNMA ±	2.68	1-1-2035	408,663	432,388
FNMA ±	2.68	10-1-2018	133,600	138,271
FNMA ±	2.68	12-1-2035	6,389,537	6,771,209
FNMA ±	2.68	4-1-2038	1,111,215	1,176,486
FNMA ±	2.69	5-1-2025	45,200	45,587

14	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.69%	9-1-2035	$743,207	$785,627
FNMA ±	2.69	9-1-2033	815,885	874,562
FNMA ±	2.70	12-1-2046	1,119,514	1,182,245
FNMA ±	2.70	12-1-2021	48,556	49,639
FNMA ±	2.70	8-1-2036	4,034,918	4,236,716
FNMA ±	2.70	1-1-2031	556,276	588,923
FNMA ±	2.70	1-1-2033	1,815,139	1,921,236
FNMA ±	2.70	2-1-2036	11,080,092	11,703,008
FNMA ±	2.71	1-1-2033	102,303	104,614
FNMA ±	2.71	3-1-2037	4,973,559	5,264,462
FNMA ±	2.71	9-1-2019	3,050	3,074
FNMA ±	2.72	9-1-2030	937,275	1,005,004
FNMA ±	2.72	9-1-2035	117,010	123,940
FNMA ±	2.73	2-1-2037	3,779,074	3,986,509
FNMA ±	2.74	4-1-2020	1,514,307	1,531,597
FNMA ±	2.74	10-1-2018	57,800	58,209
FNMA ±	2.74	8-1-2035	2,982,624	3,132,143
FNMA ±	2.75	9-1-2017	176,669	177,782
FNMA ±	2.75	7-1-2027	28,090	28,282
FNMA ±	2.75	6-1-2016	3,123	3,130
FNMA ±	2.75	7-1-2016	2,283	2,287
FNMA ±	2.75	6-1-2018	548	553
FNMA ±	2.75	8-1-2018	42,667	43,330
FNMA ±	2.75	2-1-2019	1,351	1,359
FNMA ±	2.75	12-1-2028	79,579	81,722
FNMA ±	2.75	1-1-2029	10,537	10,837
FNMA ±	2.76	5-1-2018	207,693	207,312
FNMA ±	2.76	4-1-2036	4,804,802	5,142,528
FNMA ±	2.76	5-1-2027	89,441	93,282
FNMA ±	2.77	8-1-2035	1,323,473	1,392,034
FNMA ±	2.77	10-1-2025	8,207	8,266
FNMA ±	2.77	10-1-2029	507,720	531,928
FNMA ±	2.77	8-1-2036	3,311,705	3,485,016
FNMA ±	2.78	3-1-2035	3,282,697	3,467,915
FNMA ±	2.78	7-1-2020	1,188,251	1,189,694
FNMA ±	2.79	3-1-2034	1,212,531	1,283,361
FNMA ±	2.80	9-1-2030	737,687	779,265
FNMA ±	2.80	1-1-2025	60,854	61,803
FNMA ±	2.81	1-1-2019	1,991	1,999
FNMA ±	2.82	9-1-2030	650,836	693,549
FNMA ±	2.83	3-1-2032	131,662	135,534
FNMA ±	2.83	7-1-2039	2,531,666	2,758,806
FNMA ±	2.84	5-1-2035	2,134,888	2,275,708
FNMA ±	2.84	3-1-2019	265,352	277,637
FNMA ±	2.85	2-1-2028	43,832	44,325
FNMA ±	2.85	5-1-2035	2,882,241	3,060,208
FNMA ±	2.85	3-1-2035	3,284,032	3,491,556
FNMA ±	2.88	3-1-2027	106,661	110,950
FNMA ±	2.89	11-1-2024	79,514	80,306
FNMA ±	2.89	10-1-2025	10,166	10,367

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.92%	5-1-2017	$16,635	$16,884
FNMA ±	2.94	7-1-2028	329,613	343,344
FNMA ±	2.94	11-1-2035	10,294,542	10,955,764
FNMA ±	2.96	6-1-2032	112,288	115,928
FNMA ±	2.97	7-1-2019	752	766
FNMA ±	2.97	8-1-2029	388,688	411,187
FNMA ±	2.97	9-1-2032	1,660,567	1,803,758
FNMA ±	2.98	2-1-2029	79,925	81,695
FNMA ±	2.98	10-1-2028	219,968	228,657
FNMA ±	2.98	7-1-2033	38,551	38,893
FNMA ±	2.99	11-1-2034	4,144,359	4,431,643
FNMA ±	2.99	1-1-2029	14,945	15,557
FNMA ±	3.00	4-1-2040	2,283,096	2,465,749
FNMA ±	3.00	11-1-2028	77,247	78,947
FNMA ±	3.12	4-1-2033	474,694	501,561
FNMA ±	3.12	8-1-2030	136,213	139,707
FNMA ±	3.15	10-1-2024	44,489	44,861
FNMA ±	3.15	8-1-2031	55,488	56,469
FNMA ±	3.17	7-1-2033	1,382	1,398
FNMA ±	3.18	4-1-2024	322,826	343,770
FNMA ±	3.18	1-1-2031	73,703	74,524
FNMA ±	3.23	4-1-2034	2,395,969	2,579,509
FNMA ±	3.25	9-1-2017	912	915
FNMA ±	3.29	9-1-2033	42,190	42,518
FNMA ±	3.30	1-1-2033	68,017	69,228
FNMA ±	3.31	10-1-2018	9	9
FNMA ±	3.33	2-1-2029	1,726,147	1,850,500
FNMA ±	3.33	6-1-2041	1,893,281	2,001,395
FNMA ±	3.44	10-1-2034	207,311	216,311
FNMA ±	3.44	3-1-2030	143,933	147,907
FNMA ±	3.47	6-1-2024	26,619	26,852
FNMA ±	3.47	11-1-2029	9,302	9,307
FNMA ±	3.58	10-1-2017	400,770	405,033
FNMA ±	3.66	7-1-2021	105,556	108,623
FNMA ±	3.67	5-1-2017	298	298
FNMA ±	3.68	7-1-2017	7,653	7,796
FNMA ±	3.69	9-1-2031	307,189	323,407
FNMA ±	3.73	5-1-2033	1,302,125	1,403,260
FNMA ±	3.74	9-1-2028	2,241	2,293
FNMA ±	3.76	7-1-2028	41,226	42,880
FNMA ±	3.95	9-1-2023	4,351	4,390
FNMA ±	4.00	4-1-2033	203,021	209,934
FNMA ±	4.01	12-1-2032	164,989	170,904
FNMA ±	4.01	5-1-2034	337,565	356,756
FNMA ±	4.04	2-1-2033	95,242	96,206
FNMA ±	4.04	4-1-2032	241,509	243,008
FNMA ±	4.08	5-1-2025	76	77
FNMA ±	4.10	9-1-2017	572	575
FNMA ±	4.19	6-1-2019	2,649	2,689
FNMA ±	4.25	10-1-2021	9,741	9,787
FNMA ±	4.26	8-1-2017	15,066	15,204

16	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	4.30%	1-1-2018	$493	$495
FNMA ±	4.31	11-1-2019	271	273
FNMA ±	4.32	11-1-2031	126,493	128,892
FNMA ±	4.32	11-1-2031	19,199	19,013
FNMA ±	4.33	12-1-2036	203,734	216,869
FNMA ±	4.46	6-1-2034	283,299	300,880
FNMA ±	4.58	6-1-2028	59,446	61,212
FNMA ±	4.65	1-1-2019	298,889	307,215
FNMA ±	4.67	4-1-2018	85,059	85,665
FNMA ±	4.81	2-1-2019	209,015	215,437
FNMA ±	5.00	6-1-2028	19,542	19,337
FNMA	5.50	9-1-2019	68,426	70,236
FNMA ±	5.69	1-1-2019	42,407	44,013
FNMA ±	6.00	1-1-2020	7,627	7,524
FNMA ±	6.45	2-1-2034	63,925	63,050
FNMA	6.50	8-1-2028	63,687	66,695
FNMA	6.50	5-1-2031	190,110	218,055
FNMA	7.00	11-1-2017	7,658	7,859
FNMA	7.06	11-1-2024	40,963	42,578
FNMA	7.06	12-1-2024	30,852	31,432
FNMA	7.06	3-1-2025	57,536	60,382
FNMA	7.06	3-1-2025	8,458	8,509
FNMA	7.06	4-1-2025	21,145	21,394
FNMA	7.06	1-1-2027	54,391	56,184
FNMA	7.50	1-1-2031	121,858	139,635
FNMA	7.50	1-1-2033	259,333	295,975
FNMA	7.50	5-1-2033	201,158	232,367
FNMA	7.50	5-1-2033	196,256	222,588
FNMA	7.50	6-1-2033	125,433	137,085
FNMA	7.50	7-1-2033	146,389	160,166
FNMA	7.50	8-1-2033	108,930	119,134
FNMA	8.00	12-1-2026	105,922	120,886
FNMA	8.00	2-1-2030	209	211
FNMA	8.00	3-1-2030	331	373
FNMA	8.00	7-1-2031	38,009	38,531
FNMA	8.00	5-1-2033	231,613	269,726
FNMA	8.50	10-1-2026	11,588	12,924
FNMA	8.50	2-1-2027	7,962	8,047
FNMA	8.50	6-1-2030	55,778	59,425
FNMA	8.51	8-15-2024	63,172	70,461
FNMA	9.00	7-1-2030	6,740	6,798
FNMA	10.00	1-20-2021	16,378	16,749
FNMA	11.00	1-1-2018	4,046	4,183
FNMA Series 1989-74 Class J	9.80	10-25-2019	13,565	14,873
FNMA Series 1989-96 Class H	9.00	12-25-2019	6,108	6,645
FNMA Series 1992-39 Class FA ±	1.54	3-25-2022	174,426	177,725
FNMA Series 1992-45 Class F ±	1.54	4-25-2022	29,385	28,899
FNMA Series 1992-87 Class Z	8.00	5-25-2022	19,993	22,128
FNMA Series 1993-113 Class FA ±	1.13	7-25-2023	117,938	118,585
FNMA Series 1993-247 Class FM ±	1.86	12-25-2023	513,600	526,703
FNMA Series 1994-14 Class F ±	2.26	10-25-2023	259,855	268,816
FNMA Series 1998-T2 Class A5 ±	2.49	1-25-2032	305,191	308,898

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2001-50 Class BA	7.00%	10-25-2041	$229,015	$267,217
FNMA Series 2001-63 Class FD ±	1.03	12-18-2031	142,913	144,893
FNMA Series 2001-81 Class F ±	0.99	1-25-2032	100,746	102,195
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	174,767	204,461
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	3,763,776	4,626,797
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	282,063	347,544
FNMA Series 2001-T12 Class A4 ±	3.62	8-25-2041	6,622,011	6,812,267
FNMA Series 2001-W03 Class A ±	6.78	9-25-2041	741,618	845,187
FNMA Series 2001-W1 Class AV1 ±	0.68	8-25-2031	79,975	77,670
FNMA Series 2002-05 Class FD ±	1.34	2-25-2032	283,514	290,190
FNMA Series 2002-33 Class A4 ±	4.78	11-25-2030	171,833	178,552
FNMA Series 2002-59 Class F ±	0.84	9-25-2032	618,978	624,656
FNMA Series 2002-66 Class A3 ±	3.30	4-25-2042	10,206,191	10,755,884
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,678,202	2,085,491
FNMA Series 2002-T12 Class A5 ±	3.78	10-25-2041	2,423,764	2,528,611
FNMA Series 2002-T18 Class A5 ±	3.79	5-25-2042	4,092,865	4,257,899
FNMA Series 2002-T19 Class A4 ±	3.45	3-25-2042	245,431	260,033
FNMA Series 2002-W1 Class 3A ±	3.23	4-25-2042	1,569,362	1,612,768
FNMA Series 2002-W4 Class A6 ±	3.48	5-25-2042	2,606,293	2,712,029
FNMA Series 2003-07 Class A2 ±	2.68	5-25-2042	1,130,985	1,151,159
FNMA Series 2003-17 Class FN ±	0.74	3-25-2018	272,886	272,855
FNMA Series 2003-63 Class A8 ±	2.91	1-25-2043	1,641,523	1,692,929
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	493,016	593,133
FNMA Series 2003-W04 Class 5A ±	3.07	10-25-2042	1,325,665	1,433,524
FNMA Series 2003-W08 Class 4A ±	3.31	11-25-2042	1,922,853	2,036,329
FNMA Series 2003-W10 Class 2A ±	3.18	6-25-2043	3,678,274	3,864,030
FNMA Series 2003-W18 Class 2A ±	3.52	6-25-2043	12,913,349	13,764,982
FNMA Series 2003-W9 Class A ±	0.68	6-25-2033	2,991,109	2,900,245
FNMA Series 2004-31 Class FG ±	0.84	8-25-2033	483,749	484,952
FNMA Series 2004-38 Class FT ±	0.87	10-25-2033	307,839	309,295
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	665,448	793,436
FNMA Series 2004-T3 Class 2A ±	3.29	8-25-2043	2,211,164	2,368,506
FNMA Series 2004-T9 Class A1 ±	0.73	4-25-2035	122,178	122,062
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	202,627	234,349
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	380,836	453,720
FNMA Series 2004-W1 Class 3A ±	3.53	1-25-2043	113,839	121,903
FNMA Series 2004-W12 Class 2A ±	3.60	6-25-2044	6,549,346	6,914,278
FNMA Series 2004-W15 Class 3A ±	2.82	6-25-2044	8,612,638	9,443,549
FNMA Series 2005-57 Class EG ±	0.74	3-25-2035	596,785	597,386
FNMA Series 2005-W3 Class 3A ±	2.80	4-25-2045	1,762,612	1,898,153
FNMA Series 2006-15 Class FW ±	0.74	1-25-2036	420,153	422,130
FNMA Series 2006-W1 Class 3A ±	2.37	10-25-2045	8,557,598	8,959,296
FNMA Series 2007-95 Class A2 ±	0.69	8-27-2036	799,263	796,397
FNMA Series G92-20 Class FB ±	1.54	4-25-2022	45,186	45,049
FNMA Series G93-1 Class K	6.68	1-25-2023	501,880	549,307
FNMA Series G93-19 Class FD ±	1.13	4-25-2023	412,380	414,882
GNMA ±	2.13	8-20-2062	6,998,351	7,295,191
GNMA ±	2.15	9-20-2062	2,269,323	2,368,549
GNMA	6.45	4-20-2025	54,094	62,116
GNMA	6.45	5-20-2025	18,790	19,451
GNMA	6.45	9-20-2025	44,154	52,465

18	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.50%	6-20-2034	$80,323	$82,900
GNMA	6.50	8-20-2034	697,977	786,537
GNMA	6.50	8-20-2034	113,354	119,131
GNMA	6.75	2-15-2029	87,467	100,343
GNMA	7.00	7-20-2034	61,404	62,963
GNMA	7.25	7-15-2017	1,826	1,831
GNMA	7.25	8-15-2017	7,803	7,878
GNMA	7.25	8-15-2017	4,483	4,498
GNMA	7.25	9-15-2017	8,850	8,938
GNMA	7.25	10-15-2017	16,068	16,307
GNMA	7.25	10-15-2017	6,404	6,462
GNMA	7.25	11-15-2017	8,372	8,455
GNMA	7.25	1-15-2018	2,422	2,430
GNMA	7.25	1-15-2018	5,356	5,374
GNMA	7.25	2-15-2018	10,396	10,506
GNMA	7.25	5-15-2018	5,979	6,000
GNMA	9.00	5-15-2016	726	728
GNMA	9.00	8-15-2016	1,527	1,532
GNMA	9.00	11-15-2016	476	480
GNMA	9.00	12-15-2016	55	55
GNMA	9.00	2-15-2017	1,313	1,323
GNMA	9.00	5-15-2017	188	189
GNMA	9.00	7-15-2017	3,552	3,569
GNMA	9.00	3-15-2020	2,632	2,677
GNMA	9.00	8-15-2021	456	458
GNMA	9.00	8-20-2024	278	302
GNMA	9.00	9-20-2024	1,205	1,263
GNMA	9.00	10-20-2024	2,454	2,485
GNMA	9.00	11-20-2024	164	164
GNMA	9.00	1-20-2025	6,494	7,451
GNMA	9.00	2-20-2025	20,970	23,967
GNMA Series 2011-H12 Class FA ±	0.92	2-20-2061	2,851,501	2,826,896
GNMA Series 2011-H17 Class FA ±	0.96	6-20-2061	1,469,435	1,459,093

Total Agency Securities (Cost $1,146,392,596)				1,158,243,605

Non-Agency Mortgage-Backed Securities: 0.19%
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class A2	2.90	10-29-2020	2,257,779	2,259,505

Total Non-Agency Mortgage-Backed Securities (Cost $2,273,889)				2,259,505

	Yield		Shares

Short-Term Investments: 4.43%

Investment Companies: 4.43%
Wells Fargo Government Money Market Fund, Select Class (l)(u)	0.22		54,175,984	54,175,984

Total Short-Term Investments (Cost $54,175,984)				54,175,984

Total investments in securities (Cost $1,202,842,469) *	99.35%	1,214,679,094
Other assets and liabilities, net	0.65	7,970,047

Total net assets	100.00%	$1,222,649,141

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund	19

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,203,546,914 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,462,632
Gross unrealized losses	(4,330,452)

Net unrealized gains	$11,132,180

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Government Securities Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 68.07%
FDIC Series 2010-S1 Class 1A 144A±	0.98%	2-25-2048	$3,009,155	$3,009,708
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	4,291,268	4,211,042
FHLB ¤	0.00	3-14-2016	72,000,000	71,992,728
FHLB	5.63	3-14-2036	6,150,000	8,436,109
FHLMC ±	1.61	12-15-2036	669,373	690,485
FHLMC ±	2.45	10-1-2026	200,233	208,689
FHLMC ±	2.50	6-1-2032	78,819	82,913
FHLMC ±	2.65	7-1-2029	146,010	152,237
FHLMC ±	2.66	9-1-2031	8,983	9,152
FHLMC ±	2.66	9-1-2031	52,692	53,008
FHLMC ±	2.88	1-1-2038	1,095,586	1,166,165
FHLMC ±	2.93	5-1-2026	98,925	103,405
FHLMC ±	3.05	7-1-2032	1,133,252	1,175,859
FHLMC	3.50	8-1-2045	9,266,480	9,700,390
FHLMC	3.50	11-1-2045	15,701,919	16,437,174
FHLMC	3.50	12-1-2045	10,905,294	11,415,943
FHLMC	3.50	12-1-2045	3,774,160	3,950,888
FHLMC	4.00	6-1-2044	9,810,980	10,464,738
FHLMC	4.50	3-1-2042	853,280	929,328
FHLMC	4.50	9-1-2044	6,576,444	7,173,939
FHLMC	5.00	5-1-2018	122,488	126,501
FHLMC	5.00	4-1-2019	136,534	141,082
FHLMC	5.00	4-1-2019	127,266	131,623
FHLMC	5.00	6-1-2019	222,821	234,426
FHLMC	5.00	8-1-2019	773,760	813,079
FHLMC	5.00	10-1-2019	305,311	316,769
FHLMC	5.00	2-1-2020	809,840	848,082
FHLMC	5.00	8-1-2040	2,463,433	2,725,236
FHLMC	5.50	3-15-2035	1,717,897	1,798,073
FHLMC	5.50	7-1-2035	5,626,294	6,329,279
FHLMC	5.50	12-1-2038	3,782,773	4,235,688
FHLMC	6.00	1-1-2024	2,207,532	2,401,716
FHLMC	6.00	10-1-2032	52,422	60,028
FHLMC	6.00	5-25-2043	6,047,665	6,933,392
FHLMC ±	6.38	1-1-2026	72,580	72,420
FHLMC	6.50	4-1-2018	8,123	8,283
FHLMC	6.50	4-1-2021	14,848	15,411
FHLMC	6.50	4-1-2022	91,695	104,514
FHLMC	6.50	9-1-2028	29,703	34,607
FHLMC	6.50	9-1-2028	22,081	25,168
FHLMC	6.50	7-1-2031	5	6
FHLMC	6.50	8-1-2037	213,461	229,705
FHLMC	7.00	12-1-2023	4,715	5,346
FHLMC	7.00	5-1-2024	10,197	10,370
FHLMC	7.00	12-1-2026	2,327	2,380
FHLMC	7.00	12-1-2026	714	797
FHLMC	7.00	4-1-2029	2,629	3,102
FHLMC	7.00	5-1-2029	17,511	20,494
FHLMC	7.00	4-1-2032	165,473	198,103
FHLMC	7.50	11-1-2031	280,403	336,812

2	Wells Fargo Government Securities Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	7.50%	4-1-2032	$233,972	$277,921
FHLMC	8.00	2-1-2017	1,546	1,556
FHLMC	8.00	8-1-2023	19,938	21,627
FHLMC	8.00	6-1-2024	6,880	7,812
FHLMC	8.00	6-1-2024	3,580	3,687
FHLMC	8.00	6-1-2024	9,720	10,794
FHLMC	8.00	8-1-2026	22,159	26,711
FHLMC	8.00	11-1-2026	22,510	26,414
FHLMC	8.00	11-1-2028	15,976	18,454
FHLMC	8.50	7-1-2022	4,421	4,893
FHLMC	8.50	12-1-2025	15,472	18,009
FHLMC	8.50	5-1-2026	2,419	2,739
FHLMC	8.50	8-1-2026	6,146	6,319
FHLMC	8.50	8-1-2026	23,786	23,893
FHLMC	9.00	6-1-2016	150	151
FHLMC	9.00	1-1-2017	1,637	1,650
FHLMC	9.00	4-1-2017	2,032	2,047
FHLMC	9.00	11-1-2018	3,176	3,199
FHLMC	9.00	8-1-2019	293	301
FHLMC	9.00	8-1-2019	63	63
FHLMC	9.00	12-1-2019	145	157
FHLMC	9.00	1-1-2020	16	16
FHLMC	9.00	2-1-2020	111	120
FHLMC	9.00	3-1-2020	1,580	1,604
FHLMC	9.00	3-1-2020	220	226
FHLMC	9.00	9-1-2020	624	645
FHLMC	9.00	9-1-2020	152	164
FHLMC	9.00	12-1-2020	25	26
FHLMC	9.00	3-1-2021	3,192	3,453
FHLMC	9.00	4-1-2021	18,239	18,432
FHLMC	9.00	4-1-2021	3,015	3,107
FHLMC	9.00	4-1-2021	186	206
FHLMC	9.00	7-1-2021	3,903	3,921
FHLMC	9.00	7-1-2021	3,548	3,664
FHLMC	9.00	8-1-2021	466	521
FHLMC	9.00	7-1-2022	493	500
FHLMC	9.00	9-1-2024	1,297	1,427
FHLMC	9.50	9-1-2016	3	3
FHLMC	9.50	10-1-2016	36	36
FHLMC	9.50	8-1-2018	21	22
FHLMC	9.50	8-1-2019	96	103
FHLMC	9.50	2-1-2020	4	4
FHLMC	9.50	6-1-2020	54	59
FHLMC	9.50	8-1-2020	204	222
FHLMC	9.50	9-1-2020	17	17
FHLMC	9.50	9-1-2020	1,888	1,944
FHLMC	9.50	9-1-2020	38	42
FHLMC	9.50	10-1-2020	59	65
FHLMC	9.50	10-1-2020	29	30
FHLMC	9.50	11-1-2020	70	76

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Government Securities Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	9.50%	5-1-2021	$185	$205
FHLMC	9.50	9-17-2022	354,804	375,316
FHLMC	9.50	4-1-2025	29,619	32,545
FHLMC	10.00	8-1-2017	4	4
FHLMC	10.00	1-1-2019	6	7
FHLMC	10.00	12-1-2019	197	214
FHLMC	10.00	3-1-2020	9	9
FHLMC	10.00	6-1-2020	22	23
FHLMC	10.00	7-1-2020	8	8
FHLMC	10.00	8-1-2020	31	34
FHLMC	10.00	10-1-2021	40,870	43,662
FHLMC	10.00	8-17-2022	136,061	140,473
FHLMC	10.00	2-17-2025	431,975	471,228
FHLMC	10.50	2-1-2019	15	15
FHLMC	10.50	5-1-2019	56	56
FHLMC	10.50	6-1-2019	7	7
FHLMC	10.50	8-1-2019	11,631	12,328
FHLMC	10.50	12-1-2019	14,915	14,984
FHLMC	10.50	5-1-2020	18,846	20,276
FHLMC	10.50	5-1-2020	3,472	3,488
FHLMC	10.50	8-1-2020	11,175	11,281
FHLMC	10.50	8-1-2020	26,574	27,583
FHLMC Series 16 Class D	10.00	10-15-2019	5,159	5,296
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	5,071,332	5,221,570
FHLMC Series 2758 Class FH ±	0.78	3-15-2019	1,598,926	1,602,462
FHLMC Series 2882 Class TF ±	0.68	10-15-2034	1,469,699	1,473,449
FHLMC Series 3706 Class C	2.00	8-15-2020	3,575,231	3,633,711
FHLMC Series 3767 Class PD	4.00	7-15-2040	224,633	232,431
FHLMC Series 3948 Class DA	3.00	12-15-2024	739,258	759,949
FHLMC Series K020 Class X1 ±(c)	1.45	5-25-2022	47,024,937	3,486,998
FHLMC Series M036 Class A	4.16	12-15-2029	4,215,134	4,366,711
FHLMC Series T-15 Class A6 ±	0.83	11-25-2028	203,867	203,312
FHLMC Series T-23 Class A ±	0.72	5-25-2030	880,339	870,317
FHLMC Series T-35 Class A ±	0.72	9-25-2031	1,212,336	1,198,008
FHLMC Series T-42 Class A6	9.50	2-25-2042	1,112,069	1,386,508
FHLMC Series T-55 Class 2A1 ±	2.99	3-25-2043	613,824	622,151
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,437,526	1,710,162
FHLMC Series T-57 Class 2A1 ±	3.35	7-25-2043	2,757,394	2,968,967
FHLMC Series T-67 Class 1A1C ±	2.96	3-25-2036	1,415,160	1,507,199
FHLMC Series T-67 Class 2A1C ±	2.94	3-25-2036	2,557,043	2,670,066
FHLMC Series T-75 Class A1 ±	0.48	12-25-2036	4,344,030	4,323,916
FNMA ¤	0.00	5-15-2030	7,700,000	5,060,417
FNMA ±	0.52	6-27-2036	386,274	384,529
FNMA	1.00	2-26-2019	12,400,000	12,384,723
FNMA ±	1.87	1-1-2043	1,550,345	1,578,575
FNMA	2.00	5-25-2021	234,091	236,281
FNMA ±	2.07	5-1-2036	2,609,365	2,743,386
FNMA ±	2.20	5-1-2036	1,577,511	1,656,102
FNMA ±	2.27	4-1-2032	113,753	115,995
FNMA ±	2.32	5-1-2023	789,090	802,536

4	Wells Fargo Government Securities Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.34%	12-1-2035	$1,355,077	$1,423,504
FNMA ±	2.44	9-1-2031	55,485	58,511
FNMA ±	2.47	6-1-2032	164,600	173,091
FNMA %%	2.50	3-17-2031	18,190,000	18,653,277
FNMA	2.50	4-25-2039	247,541	248,597
FNMA ±	2.51	11-1-2031	171,338	179,463
FNMA ±	2.51	12-1-2034	1,682,990	1,771,319
FNMA ±	2.51	8-1-2036	2,865,573	3,047,515
FNMA ±	2.52	9-1-2031	366,441	384,127
FNMA ±	2.55	6-1-2034	525,703	555,047
FNMA ±	2.55	9-1-2027	466,088	496,262
FNMA ±	2.57	12-1-2040	81,532	86,470
FNMA ±	2.61	9-1-2036	1,237,263	1,309,746
FNMA	2.63	9-6-2024	16,000,000	16,886,480
FNMA ±	2.69	10-1-2027	226,217	236,179
FNMA ±	2.97	1-1-2033	44,465	44,824
FNMA ±	2.99	5-1-2036	1,028,410	1,095,273
FNMA	3.00	4-1-2022	918,875	959,586
FNMA %%	3.00	3-17-2031	18,235,000	19,016,399
FNMA	3.00	4-1-2045	187,999	192,982
FNMA	3.00	11-1-2045	14,778,388	15,170,116
FNMA	3.00	12-1-2045	32,778,590	33,647,445
FNMA ±	3.20	2-1-2027	471,126	475,955
FNMA ±	3.26	7-1-2026	323,209	342,296
FNMA	3.29	12-1-2017	4,393,267	4,483,745
FNMA ±	3.49	4-1-2033	77,846	80,945
FNMA	3.50	12-1-2020	5,740,259	6,069,382
FNMA	3.50	10-1-2021	6,181,769	6,536,206
FNMA	3.50	2-1-2022	5,563,348	5,882,327
FNMA	3.50	4-1-2022	5,159,624	5,455,456
FNMA	3.50	2-1-2043	125,058	131,362
FNMA	3.50	2-1-2045	23,558,035	24,704,552
FNMA	3.50	4-1-2045	15,791,839	16,559,850
FNMA	3.50	8-1-2045	1,086,964	1,139,879
FNMA	3.50	12-1-2045	14,237,111	14,931,255
FNMA	3.50	12-1-2045	4,275,488	4,483,947
FNMA %%	3.50	2-1-2046	5,460,000	5,726,319
FNMA ±	3.74	9-1-2028	132,439	135,525
FNMA	4.00	5-1-2021	812,259	846,514
FNMA	4.00	10-25-2025	2,307,212	112,167
FNMA %%	4.00	3-14-2046	58,150,000	62,054,668
FNMA ±	4.36	7-1-2033	155,863	160,494
FNMA	4.50	12-1-2018	545,441	565,612
FNMA	4.50	1-1-2026	6,550,674	6,794,457
FNMA %%	4.50	3-14-2046	52,457,000	56,998,449
FNMA	4.68	2-1-2020	3,196,154	3,547,407
FNMA	4.79	5-1-2019	2,116,477	2,320,274
FNMA	5.00	12-1-2018	402,620	420,781
FNMA	5.00	6-1-2019	325,337	336,514
FNMA	5.00	6-1-2023	1,084,445	1,163,299

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Government Securities Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	3-1-2034	$918,213	$1,021,914
FNMA	5.00	8-1-2040	18,010,833	20,049,255
FNMA	5.00	10-1-2040	1,158,550	1,286,281
FNMA	5.38	5-1-2017	692,455	711,637
FNMA	5.39	1-1-2024	2,305,070	2,640,937
FNMA	5.50	6-1-2016	12,284	12,312
FNMA	5.50	11-1-2023	152,153	166,111
FNMA	5.50	1-1-2025	118,810	127,384
FNMA	5.50	1-1-2025	539,056	580,314
FNMA	5.50	8-1-2033	5,633,978	6,324,016
FNMA	5.50	9-1-2033	3,277,162	3,712,880
FNMA	5.50	9-1-2033	1,512,639	1,713,217
FNMA	5.50	8-1-2035	987,782	1,116,281
FNMA	5.50	1-1-2037	1,151,947	1,300,958
FNMA	5.50	4-1-2040	2,833,680	3,208,019
FNMA	5.55	9-1-2019	764,237	795,951
FNMA	5.61	2-1-2021	2,171,979	2,364,128
FNMA	5.63	2-1-2018	1,049,873	1,129,767
FNMA	5.67	11-1-2021	5,353,957	5,872,076
FNMA	5.70	3-1-2016	900,696	900,365
FNMA	5.75	5-1-2021	3,387,250	3,863,782
FNMA	5.79	10-1-2017	1,041,566	1,101,302
FNMA	5.95	6-1-2024	1,715,299	2,066,109
FNMA	6.00	5-1-2016	1,864	1,866
FNMA	6.00	3-1-2024	119,072	135,539
FNMA	6.00	2-1-2035	1,904,692	2,148,565
FNMA	6.00	11-1-2037	805,774	917,627
FNMA %%	6.00	3-14-2046	15,585,000	17,762,641
FNMA	6.08	1-1-2019	491,072	509,166
FNMA	6.50	6-1-2017	22,637	22,960
FNMA	6.50	1-1-2024	39,998	45,878
FNMA	6.50	3-1-2028	35,563	39,477
FNMA	6.50	12-1-2029	379,008	438,642
FNMA	6.50	11-1-2031	89,185	102,294
FNMA	6.50	7-1-2036	615,028	728,315
FNMA	6.50	7-1-2036	513,350	620,820
FNMA	6.50	7-25-2042	2,056,947	2,417,686
FNMA	6.63	11-15-2030	4,150,000	6,185,824
FNMA	6.65	5-1-2016	1,340,071	1,350,863
FNMA	7.00	11-1-2026	12,105	13,767
FNMA	7.00	9-1-2031	5,390	5,406
FNMA	7.00	1-1-2032	5,840	6,674
FNMA	7.00	2-1-2032	130,788	160,197
FNMA	7.00	10-1-2032	298,640	364,608
FNMA	7.00	2-1-2034	3,004	3,484
FNMA	7.00	4-1-2034	241,206	290,103
FNMA	7.00	1-1-2036	6,718	7,251
FNMA	7.00	9-1-2036	151,938	174,761
FNMA	7.50	9-1-2031	132,055	165,693
FNMA	7.50	11-25-2031	654,326	767,949

6	Wells Fargo Government Securities Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	7.50%	2-1-2032	$48,770	$59,037
FNMA	7.50	10-1-2037	1,547,330	1,852,430
FNMA	8.00	5-1-2027	50,673	53,431
FNMA	8.00	10-1-2027	8,571	8,642
FNMA	8.00	6-1-2028	7,590	8,637
FNMA	8.00	2-1-2030	91,798	99,946
FNMA	8.00	7-1-2031	1,736,962	2,136,187
FNMA	8.50	5-1-2017	72,498	74,536
FNMA	8.50	5-1-2017	944	970
FNMA	8.50	8-1-2024	30,994	34,683
FNMA	8.50	5-1-2026	176,980	200,008
FNMA	8.50	7-1-2026	29,665	31,675
FNMA	8.50	8-1-2026	15,020	15,313
FNMA	8.50	9-1-2026	151	151
FNMA	8.50	10-1-2026	346	362
FNMA	8.50	10-1-2026	7,673	7,704
FNMA	8.50	11-1-2026	10,338	10,928
FNMA	8.50	11-1-2026	32,961	33,969
FNMA	8.50	12-1-2026	20,508	23,579
FNMA	8.50	12-1-2026	311	313
FNMA	8.50	12-1-2026	199,215	236,649
FNMA	8.50	2-1-2027	8,220	8,253
FNMA	8.50	2-1-2027	381	440
FNMA	8.50	3-1-2027	2,781	2,792
FNMA	8.50	3-1-2027	925	996
FNMA	8.50	6-1-2027	128,379	140,689
FNMA	8.50	7-1-2029	914	917
FNMA	9.00	3-1-2021	21,257	21,567
FNMA	9.00	6-1-2021	171	188
FNMA	9.00	7-1-2021	37,434	38,253
FNMA	9.00	8-1-2021	219	243
FNMA	9.00	10-1-2021	10,934	11,062
FNMA	9.00	1-1-2025	2,673	2,723
FNMA	9.00	1-1-2025	21,434	24,415
FNMA	9.00	3-1-2025	1,396	1,402
FNMA	9.00	3-1-2025	132	132
FNMA	9.00	3-1-2025	2,350	2,391
FNMA	9.00	4-1-2025	2,816	2,828
FNMA	9.00	7-1-2028	31,642	32,570
FNMA	9.50	11-1-2020	163	180
FNMA	9.50	12-15-2020	40,614	44,337
FNMA	9.50	1-1-2021	22,102	22,505
FNMA	9.50	6-1-2022	2,653	2,690
FNMA	9.50	7-1-2028	7,427	7,428
FNMA	10.00	12-1-2020	39,759	40,722
FNMA	11.00	2-1-2019	4,683	4,731
FNMA	11.00	10-15-2020	993	1,015
FNMA Series 161 Class 2 (c)	8.50	7-25-2022	51,274	11,261
FNMA Series 1988-7 Class Z	9.25	4-25-2018	12,227	12,835
FNMA Series 1989-10 Class Z	9.50	3-25-2019	93,526	100,353

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Government Securities Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 1989-100 Class Z	8.75%	12-25-2019	$55,958	$60,355
FNMA Series 1989-12 Class Y	10.00	3-25-2019	118,089	127,541
FNMA Series 1989-22 Class G	10.00	5-25-2019	124,702	135,646
FNMA Series 1989-63 Class Z	9.40	10-25-2019	10,821	11,592
FNMA Series 1989-98 Class E	9.20	12-25-2019	39,154	41,806
FNMA Series 1990-144 Class W	9.50	12-25-2020	85,505	94,664
FNMA Series 1990-75 Class Z	9.50	7-25-2020	108,351	119,582
FNMA Series 1990-84 Class Y	9.00	7-25-2020	17,273	18,755
FNMA Series 1990-96 Class Z	9.67	8-25-2020	145,249	161,392
FNMA Series 1991-5 Class Z	8.75	1-25-2021	32,003	34,606
FNMA Series 1991-85 Class Z	8.00	6-25-2021	61,003	65,249
FNMA Series 1992-45 Class Z	8.00	4-25-2022	107,553	121,349
FNMA Series 1999-W6 Class A ±	9.18	9-25-2028	10,703	11,050
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	1,045,853	1,252,280
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,576,749	1,837,369
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	406,431	474,866
FNMA Series 2002-T12 Class A5 ±	3.78	10-25-2041	1,366,910	1,426,040
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	5,529,165	6,450,786
FNMA Series 2002-T5 Class A1 ±	0.68	5-25-2032	323,610	315,425
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	901,564	1,048,085
FNMA Series 2003-T2 Class A1 ±	0.72	3-25-2033	410,829	400,718
FNMA Series 2003-W1 Class 1A1 ±	5.71	12-25-2042	839,502	965,438
FNMA Series 2003-W11 Class A1 ±	3.60	6-25-2033	119,125	124,698
FNMA Series 2003-W3 Class 1A4 ±	3.47	8-25-2042	3,512,730	3,705,041
FNMA Series 2003-W5 Class A ±	0.66	4-25-2033	544,798	526,366
FNMA Series 2003-W6 Class 6A ±	3.28	8-25-2042	2,421,706	2,653,589
FNMA Series 2003-W6 Class PT4 ±	8.70	10-25-2042	2,152,134	2,683,467
FNMA Series 2003-W8 Class PT1 ±	9.93	12-25-2042	842,786	976,599
FNMA Series 2003-W9 Class A ±	0.68	6-25-2033	133,249	129,201
FNMA Series 2004-79 Class FA ±	0.73	8-25-2032	988,708	988,825
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	808,363	924,877
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	1,860,914	2,217,053
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,268,076	1,473,530
FNMA Series 2005-71 Class DB	4.50	8-25-2025	1,377,298	1,469,433
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	1,579,833	1,638,619
FNMA Series 2007-W10 Class 2A ±	6.33	8-25-2047	756,263	861,188
FNMA Series 2009-3 Class HL	5.00	2-25-2039	316,140	321,094
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	2,038,140	164,217
FNMA Series 2011-42 Class A	3.00	2-25-2024	832,965	848,874
FNMA Series 265 Class 2	9.00	3-25-2024	141,107	172,375
FNMA Series G-8 Class E	9.00	4-25-2021	102,279	111,481
FNMA Series G92-30 Class Z	7.00	6-25-2022	166,944	178,819
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	2,135,922	2,389,140
GNMA ±	3.00	8-20-2020	148,599	152,049
GNMA ±	3.00	11-20-2020	96,311	99,997
GNMA	3.00	7-20-2045	23,828,393	24,714,599
GNMA %%	3.50	3-22-2046	36,705,000	38,758,186
GNMA %%	4.00	3-22-2046	13,155,000	14,049,131
GNMA	5.00	7-20-2040	5,778,083	6,409,715
GNMA	6.00	8-20-2034	273,988	312,578

8	Wells Fargo Government Securities Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.50%	12-15-2025	$39,372	$45,167
GNMA	6.50	5-15-2029	1,920	2,203
GNMA	6.50	5-15-2031	2,493	2,860
GNMA	6.50	9-20-2033	77,983	91,881
GNMA	7.00	12-15-2022	41,013	44,455
GNMA	7.00	5-15-2026	4,467	4,951
GNMA	7.00	3-15-2028	66,652	73,967
GNMA	7.00	4-15-2031	1,193	1,228
GNMA	7.00	8-15-2031	21,377	22,571
GNMA	7.00	3-15-2032	15,937	16,369
GNMA	7.34	10-20-2021	50,445	52,038
GNMA	7.34	12-20-2021	17,964	18,028
GNMA	7.34	2-20-2022	13,993	14,042
GNMA	7.34	9-20-2022	14,508	14,508
GNMA	8.00	6-15-2023	5,058	5,588
GNMA	8.00	12-15-2023	355,868	412,606
GNMA	8.00	2-15-2024	1,094	1,229
GNMA	8.00	9-15-2024	4,370	4,549
GNMA	8.00	6-15-2025	84	85
GNMA	8.35	4-15-2020	210,439	228,055
GNMA	8.40	5-15-2020	141,793	153,354
GNMA	8.50	7-15-2016	124	124
GNMA	9.00	12-15-2016	1,015	1,019
GNMA	9.50	10-20-2019	36,779	37,391
GNMA	10.00	12-15-2018	5,176	5,206
GNMA Series 2002-53 Class IO ±(c)	0.60	4-16-2042	458,545	15
GNMA Series 2005-23 Class IO ±(c)	0.01	6-17-2045	4,178,755	2
GNMA Series 2006-32 Class C ±	5.31	11-16-2038	4,350,658	4,477,945
GNMA Series 2006-32 Class XM ±(c)	0.02	11-16-2045	11,358,319	9,204
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	9,761,979	10,449,797
GNMA Series 2007-35 Class NF ±	0.53	10-16-2035	1,387,015	1,386,860
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	914,002	988,046
GNMA Series 2008-22 Class XM ±(c)	0.77	2-16-2050	31,602,586	1,010,139
GNMA Series 2012-12 Class HD	2.00	5-20-2062	3,106,209	3,140,844
SBA (a)(c)(i)	1.40	2-15-2018	88,534	822
SBA Series 1992-6 Class A (a)(c)(i)	2.47	10-15-2017	82,697	1,122
TVA	5.38	4-1-2056	3,670,000	4,756,871

Total Agency Securities (Cost $825,089,335)				847,067,363

Asset-Backed Securities: 0.99%
Ally Auto Receivables Trust Series 2015-1 Class A3	1.21	12-20-2017	12,370,000	12,366,507

Total Asset-Backed Securities (Cost $12,372,183)				12,366,507

Corporate Bonds and Notes: 0.75%

Utilities: 0.75%

Electric Utilities: 0.75%
Cleveland Thermal LLC	6.25	11-1-2018	585,000	620,173
Cleveland Thermal LLC	7.75	11-1-2025	2,585,000	3,075,137

Portfolio of investments—February 29, 2016 (unaudited)	Wells Fargo Government Securities Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Cleveland Thermal LLC	8.00%	11-1-2028	$1,800,000	$2,152,872
Cleveland Thermal LLC	8.25	11-1-2037	2,855,000	3,428,178

Total Corporate Bonds and Notes (Cost $9,274,571)				9,276,360

Municipal Obligations: 0.60%

Texas: 0.60%
San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	7,506,086

Total Municipal Obligations (Cost $6,474,288)				7,506,086

Non-Agency Mortgage-Backed Securities: 6.01%
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3	3.87	1-10-2048	3,990,000	4,230,532
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	5,000,000	5,105,608
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.91	3-15-2049	1,432,187	1,430,732
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,034,403	11,144,690
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	6,130,000	6,150,872
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2019	4,195,000	4,295,232
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±	3.56	4-10-2031	5,349,842	5,429,879
JPMBB Commercial Mortgage Securities Series 2015-C28 Class A4	3.23	10-15-2048	6,200,000	6,235,191
JPMBB Commercial Mortgage Securities Series 2015-C33 Class A4	3.77	12-15-2048	7,430,000	7,771,680
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A4	3.72	7-15-2050	8,500,000	8,897,476
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class A5	3.64	10-15-2048	4,535,000	4,710,706
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A5	3.53	10-15-2048	4,285,000	4,421,160
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	2,295,148	2,299,151
National Credit Union Administration Guaranteed Notes Program Series 2011-R4 Class 1A ±	0.81	3-6-2020	1,821,625	1,820,859
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.76	2-15-2025	298,065	339,705
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	410,295	504,035

Total Non-Agency Mortgage-Backed Securities (Cost $74,664,683)				74,787,508

U.S. Treasury Securities: 36.98%
TIPS	0.13	4-15-2020	24,748,185	24,965,053
U.S. Treasury Bond	2.88	8-15-2045	55,590,000	58,541,051
U.S. Treasury Bond	3.00	5-15-2045	17,355,000	18,738,662
U.S. Treasury Bond	7.25	8-15-2022	4,685,000	6,359,157
U.S. Treasury Note	0.25	5-15-2016	59,000,000	58,986,194
U.S. Treasury Note ##	0.88	11-30-2016	93,000,000	93,163,494
U.S. Treasury Note	1.38	2-28-2019	175,000	177,290
U.S. Treasury Note ##	1.50	5-31-2020	111,995,000	113,499,989
U.S. Treasury Note ##	1.63	7-31-2020	1,415,000	1,440,978
U.S. Treasury Note	2.00	2-15-2023	81,655,000	84,311,972

Total U.S. Treasury Securities (Cost $455,389,507)				460,183,840

Yankee Corporate Bonds and Notes: 0.52%

Financials: 0.52%

Banks: 0.52%
Royal Bank of Canada Incorporated	2.00	10-1-2018	6,370,000	6,446,822

Total Yankee Corporate Bonds and Notes (Cost $6,367,437)				6,446,822

10	Wells Fargo Government Securities Fund	Portfolio of investments—February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds: 0.90%
Hashemite Kingdom of Jordan	2.58%	6-30-2022	$10,630,000	$11,149,148

Total Yankee Government Bonds (Cost $10,630,000)				11,149,148

	Yield		Shares

Short-Term Investments: 2.65%

Investment Companies: 2.47%
Wells Fargo Government Money Market Fund, Select Class ##(l)(u)	0.22		30,737,487	30,737,487

			Principal

U.S. Treasury Securities: 0.18%
U.S. Treasury Bill (z)#	0.22	3-17-2016	$2,225,000	2,224,789

Total Short-Term Investments (Cost $32,962,260)				32,962,276

Total investments in securities (Cost $1,433,224,264) *	117.47%	1,461,745,910
Other assets and liabilities, net	(17.47)	(217,360,028)

Total net assets	100.00%	$1,244,385,882

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is issued on a when-issued basis.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

##	All or a portion of this security is segregated for when-issued securities.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,433,357,492 and unrealized gains (losses) consists of:

Gross unrealized gains	$31,505,658
Gross unrealized losses	(3,117,240)

Net unrealized gains	$28,388,418

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: April 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: April 27, 2016

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: April 27, 2016